UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund (Formerly BlackRock Emerging Markets Flexible Dynamic Bond Portfolio)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Dear Shareholder,
The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United
States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.
The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
11.67% 28.71%
U.S. small cap equities
(Russell 2000
®
Index)
(2.31) 14.82
International equities
(MSCI Europe, Australasia,
Far East Index)
2.24 11.26
Emerging market equities
(MSCI Emerging Markets
Index)
(9.30) (2.54)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.05
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.44 (3.68)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.06 (1.54)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.52 1.77
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.59 5.26
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Investment Objective
BlackRock Strategic Income Opportunities Portfolio's (the “Fund”) investment objective is to seek total return as is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund’s Institutional Shares returned 0.96%, Investor A Shares returned 0.67%, Investor C Shares returned (0.04)%, and Class K shares returned 1.05%. For the same period, the Bloomberg U.S. Universal Index returned (1.10)% and the ICE BofA 3-Month U.S. Treasury Bill Index returned
0.05%.
The Fund’s performance is reviewed on an absolute return basis due to the nature of its mandate. The Fund has an unconstrained approach (i.e., flexibility to invest across all fixed-income asset classes) that is managed within a risk-controlled framework. As such, the Fund is not managed specifically to a benchmark. The index returns listed above are for reference purposes only.
What factors influenced performance?
The principal contributors to the Fund’s performance included exposure to securitized assets such as commercial mortgage-backed securities and asset-backed securities.
Allocations to U.S. high yield and European corporate credit also added to performance, as did exposure to municipal bonds.
Positioning in Asian credit, emerging market debt and global rates strategies weighed on Fund returns for the period. The Fund’s positioning with respect to duration (and corresponding interest rate sensitivity) detracted from performance as well.
The Fund held derivatives during the period as a part of its investment strategy. Derivatives are used by the Fund as a means to manage risk and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Fund. Derivatives modestly detracted to Fund performance over the period.
The Fund’s cash position was slightly elevated at times during the period as high-quality assets offered a less attractive hedge but did not have any material impact on Fund performance.
Describe recent portfolio activity.
Over the first half of the year, the Fund’s duration was trimmed, primarily in the United States, on the view that interest rates were likely to rise as growth improved and the economy reopened. In turn, the Fund favored holding cash as a hedge alongside European peripheral bonds and emerging market duration. In addition, the Fund moved down the capital structure into U.S. high yield credit, hard currency corporates within emerging markets and securitized assets given their attractive income profile in a low-
rate regime.
Throughout the third quarter of 2021, the Fund tactically traded duration, while reducing exposure in the front-end of the curve and holding duration below the Fund's historical range. In addition, the Fund tactically favored agency mortgage-backed securities given a positive technical backdrop, despite less attractive valuations. From a credit perspective, exposure to U.S. high yield credit was modestly trimmed in favor of moving up the capital structure into floating rate loan interests (“bank loans”).
In the fourth quarter of 2021, duration was further reduced toward the lower-end of the Fund’s historical range on the view that U.S. interest rates would move modestly higher over the period given stronger-than-expected economic data, a hawkish Fed and elevated levels of inflation. A positive view on risk assets led the Fund to maintain significant allocations to select segments of the credit market, including securitized assets, emerging market debt, bank loans and non-U.S. corporate credit.
Describe portfolio positioning at period end.
At period end, duration was toward the lower end of the Fund’s historical range. Outside the United States, the Fund preferred exposure to select front-end European sovereign markets, namely Austria and the United Kingdom. The Fund maintained a more cautious stance with respect to U.S. investment grade corporate credit and agency residential mortgage-backed securities given less attractive valuations. In addition, the Fund preferred the capital structure of bank loans relative to U.S. high yield corporate bonds for which spreads had reached historical tights. With respect to securitized assets, the Fund favored including industrial, multi-family, hotel and select office properties within commercial mortgage-backed securities and non-agency issues within residential mortgage-backed securities given robust housing fundamentals.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund will invest in a combination of fixed-income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Universal Index (formerly Bloomberg Barclays U.S. Universal Index), an index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 2.00% 1.99% 0.96% N/A 3.99% N/A 4.01% N/A
Investor A ........................... 1.64 1.64 0.67 (3.36)% 3.69 2.85% 3.72 3.29%
Investor C ........................... 1.00 1.00 (0.04) (1.02) 2.94 2.94 3.10 3.10
Class K ............................ 2.09 2.08 1.05 N/A 4.08 N/A 4.07 N/A
Bloomberg U.S. Universal Index .......... — — (1.10) N/A 3.84 N/A 3.31 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ... — — 0.05 N/A 1.14 N/A 0.63 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/21)
Ending
Account
Value
(12/31/21)
Including
Dividend
Expense
and Interest
Expense
(b)
Excluding
Dividend
Expense
and Interest
Expense
(b)
Beginning
Account
Value
(07/01/21)
Ending
Account
Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account
Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 997.00 $ 3.42 $ 3.12 $ 1,000.00 $ 1,021.78 $ 3.47 $ 1,022.08 $ 3.16 0.68% 0.62%
Investor A ..... 1,000.00 995.60 4.88 4.58 1,000.00 1,020.32 4.94 1,020.62 4.63 0.97 0.91
Investor C ..... 1,000.00 992.00 8.44 8.13 1,000.00 1,016.74 8.54 1,017.04 8.24 1.68 1.62
Class K ...... 1,000.00 997.50 2.97 2.67 1,000.00 1,022.23 3.01 1,022.53 2.70 0.59 0.53
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 24%
Corporate Bonds ................................... 22
U.S. Government Sponsored Agency Securities .............. 15
Asset-Backed Securities .............................. 11
Non-Agency Mortgage-Backed Securities .................. 7
Floating Rate Loan Interests ........................... 6
Foreign Government Obligations ........................ 4
Common Stocks ................................... 4
Investment Companies ............................... 2
Foreign Agency Obligations ............................ 2
Municipal Bonds ................................... 2
Preferred Securities ................................. 1
Warrants ........................................ —
(b)
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 31%
AA/Aa ......................................... 15
A ............................................ 5
BBB/Baa ....................................... 10
BB/Ba ......................................... 11
B ............................................ 8
CCC/ Caa ....................................... 1
CC/Ca ........................................ 1
C ............................................ —
(d)
D ............................................ —
(d)
NR ........................................... 18
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2021

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investment Objective
BlackRock Sustainable Emerging Markets Flexible Bond Fund's (formerly known as BlackRock Emerging Markets Flexible Dynamic Bond Portfolio) (the “Fund”)
investment objective is to seek maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
On June 9, 2021, the Board of Trustees of the Trust (the "Board") approved a change in the name of the Fund from BlackRock Emerging Markets Flexible Dynamic Bond
Portfolio to BlackRock Sustainable Emerging Markets Flexible Bond Fund. The Board also approved certain changes to the Fund's investment objective, investment strategies and investment process. In addition, the investment adviser has changed the benchmark indices against which the Fund compares its performance. These changes became effective on November 1, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed both its benchmark, a custom blend of 50% J.P. Morgan GBI-EM Global Diversified Index/50%
J.P. Morgan EMBI Global Diversified Index and its former benchmark, the 3-Month LIBOR USD.
The Fund transitioned from an absolute return strategy to a sustainability strategy in the fourth quarter of 2021, leading to the Fund being repositioned in line with its new strategy.
What factors influenced performance?
Emerging market bonds suffered negative returns in 2021. Much of the weakness occurred in the first quarter of 2021 in response to a sharp rise in U.S. Treasury yields.
The asset class recovered somewhat in the span from early March to mid-September, but it then turned lower once again as rising inflation prompted the Fed to adopt a more hawkish tone. In addition, the emergence of the COVID-19 Omicron variant pressured higher-risk assets across the globe. While emerging market debt rebounded in
December 2021, the gain was insufficient to make up for the earlier downturn.
The Fund underperformed its benchmark in 2021. The Fund’s effort to manage risks with respect to the direction of interest rates and yield spreads was the primary detractor from performance. These risk-management strategies involved the use of derivatives, including U.S. Treasury futures and index credit default swaps.
The Fund’s positions in higher-yielding countries detracted, with Brazil, Mexico and Argentina having the largest effect. The Fund’s positioning in Turkey also hurt relative performance. The country was impacted by several idiosyncratic events in 2021, including the firing of its central bank governor and its unconventional approach to handling rising inflation.
The Fund’s positioning in Venezuela, which was liquidated as part of the sustainability transition, contributed to performance prior to the shift in strategy. Other contributors include the Fund’s positioning in Poland, Oman and Angola. Positioning with respect to the Australian dollar, which the investment adviser used to manage the portfolio’s risk profile, was a further contributor of note.
Describe recent portfolio activity.
At the beginning of the year, the Fund reduced its duration and its sensitivity to the movements of emerging market currencies. (Duration is a measure of interest-rate sensitivity.) The Fund maintained a low beta for most of the first quarter of 2021, together with a tilt toward higher yielding bonds. (Beta measures sensitivity to market movements.).
The Fund was defensively positioned coming into the second quarter of 2021, but it added risk late in the first half and early in the third quarter of 2021 in response to the improving macroeconomic backdrop. Later in the year, the Fund reduced risk again given the concerns about the COVID-19 Omicron variant. Portfolio activity was fairly quiet near year end due to the low level of market liquidity that is typical for this time.
Describe portfolio positioning at period end.
Ukraine, Oman and Egypt were the Fund’s largest overweight positions, and United Arab Emirates, the Philippines and Malaysia were its most significant underweights.
The Fund’s beta was slightly higher than the benchmark as of December 31, 2021, while its duration was below that of the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in a global portfolio of fixed-income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). The Fund’s total returns for the period beginning on the date of the Reorganization and ending on October 31, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.” On September
17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns from
September 3, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt
Portfolio.” The Predecessor Fund’s returns prior to September 3, 2012 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock
Emerging Market Debt Portfolio.”
(c)
The average interest rate at which a selection of banks in London are prepared to lend to one another in U.S. Dollars with a maturity of 3 months.
(d)
An unmanaged index that tracks local currency bonds.
(e)
A customized weighted index comprised of the returns of 50% J.P. Morgan GBI-EM Global Diversified Index/50% J.P. Morgan EMBI Global Diversified Index.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 5.97% 4.97% (9.59)% N/A 0.93% N/A 2.99% N/A
Investor A ........................... 5.48 4.38 (9.62) (13.24)% 0.70 (0.12)% 2.73 2.31%
Investor C ........................... 4.95 3.64 (10.30) (11.17) (0.05) (0.05) 2.13 2.13
Class K ............................ 6.01 5.02 (9.45) N/A 0.98 N/A 3.07 N/A
J.P. Morgan GBI-EM Global Diversified Index . — — (8.75) N/A 2.82 N/A 0.74 N/A
J.P. Morgan EMBI Global Diversified Index
(b)
.. — — (1.80) N/A 4.65 N/A 5.28 N/A
50% J.P. Morgan GBI-EM Global Diversified
Index/50% J.P. Morgan EMBI Global
Diversified Index ................... — — (5.32) N/A 3.78 N/A 3.05 N/A
J.P. Morgan ESG GBI-EM Global Diversified
Index
(c)
.......................... — — (9.53) N/A 3.15 N/A N/A N/A
J.P. Morgan ESG EMBI Global Diversified
Index
(d)
.......................... — — (2.35) N/A 4.99 N/A N/A N/A
50% J.P. Morgan ESG GBI-EM Global
Diversified Ind ex/50% J.P. Morgan ESG EMBI
Global Diversified Index
(e)
............. — — (5.98) N/A 3.92 N/A N/A N/A
3-Month LIBOR USD .................. — — 0.17 N/A 1.40 N/A 0.89 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. The Fund’s total returns for the period beginning on the date of the Reorganization and ending on October
31, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets
Flexible Dynamic Bond Portfolio.” On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the
“Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns from September 3, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.” The Predecessor Fund’s returns prior to September 3, 2012 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Debt Portfolio.”
(b)
An unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging market sovereign and quasi-sovereign entities.
(c)
An index tracking the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight or remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan GBI-EM Global Diversified Index.
(d)
An index tracking liquid, U.S. Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight and remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan EMBI Global Diversified Index.
(e)
A customized weighted index comprised of the returns of 50% J.P. Morgan ESG GBI-EM Global Diversified Index/50% J.P. Morgan ESG EMBI Global Diversified Index.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 960.10 $ 3.61 $ 1,000.00 $ 1,021.53 $ 3.72 0.73%
Investor A ................................ 1,000.00 960.00 4.84 1,000.00 1,020.27 4.99 0.98
Investor C ................................ 1,000.00 956.40 8.53 1,000.00 1,016.48 8.79 1.73
Class K .................................. 1,000.00 961.50 3.31 1,000.00 1,021.83 3.41 0.67
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 92%
Corporate Bonds ................................... 8
Foreign Agency Obligations ............................ —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of at
Total Investments
(a)
Egypt ......................................... 7%
South Africa .................................... 7
Brazil ......................................... 6
Indonesia ...................................... 6
Oman ........................................ 6
Ukraine ....................................... 5
Ghana ........................................ 5
Gabon ........................................ 5
Chile ......................................... 4
Mexico ........................................ 4
China ......................................... 4
Colombia ...................................... 3
Russia ........................................ 3
Uruguay ....................................... 2
Dominican Republic ............................... 2
Czech Republic .................................. 2
Kazakhstan .................................... 2
Jamaica ....................................... 2
United States ................................... 2
Ivory Coast ..................................... 2
Ecuador ....................................... 2
Paraguay ...................................... 2
Qatar ......................................... 2
Panama ....................................... 2
Senegal ....................................... 2
Zambia ....................................... 1
Benin ......................................... 1
Argentina ...................................... 1
Costa Rica ..................................... 1
Hungary ....................................... 1
Other
(b)
....................................... 6
(a)
Excludes short-term securities and options purchased.
(b)
Includes holdings within countries and geographic regions that are less than 1% of long-
term investments. Please refer to Schedule of Investments for such countries/geographic region.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Strategic Income Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of
Institutional Shares. The performance of BlackRock Strategic Income Opportunities Portfolio’s Class K Shares would be substantially similar to Institutional Shares because
Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Strategic Income Opportunities Portfolio would have been higher than those of the Institutional
Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on September 1, 2015, the BlackRock Sustainable Emerging
Markets Flexible Bond Fund's BlackRock Shares were redesignated as Class K Shares. Prior to September 1, 2015, performance is that of the BlackRock Sustainable
Emerging Markets Flexible Bond Fund's BlackRock Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable . Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31,2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 11.4%
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 $ 10,682,838
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 14,497,718
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,717,013
26,897,569
Cayman Islands — 3.9%
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.53%,
04/20/30 ............... USD 500 499,049
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 3.78%,
04/20/30 ............... 3,500 3,501,378
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
3.42%, 01/15/33
(a)(b)
.......... 375 375,020
AGL CLO 5 Ltd.
(a)(b)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.53%,
07/20/34 ............... 390 389,679
Series 2020-5A, Class ER, (LIBOR
USD 3 Month + 6.45%), 6.58%,
07/20/34 ............... 3,910 3,909,813
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class DR, (LIBOR
USD 3 Month + 3.10%), 3.22%,
07/15/34 ............... 1,290 1,289,986
Series 2020-7A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.47%,
07/15/34 ............... 500 500,014
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 1.52%, 04/20/32
(a)(b)
.... 4,775 4,780,040
AIG CLO, Series 2021-1A, Class E,
(LIBOR USD 3 Month + 6.60%),
6.73%, 04/22/34
(a)(b)
.......... 1,000 993,113
AIMCO CLO, Series 2018-BA, Class
AR, (LIBOR USD 3 Month + 1.10%),
1.22%, 01/15/32
(a)(b)
.......... 2,000 2,000,142
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(b)
.. 7,900 7,173,824
AIMCO CLO 12 Ltd., Series 2020-12A,
Class E, (LIBOR USD 3 Month +
6.75%), 6.87%, 01/17/32
(a)(b)
.... 250 250,175
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, (LIBOR USD 3 Month +
0.00%), 0.00%, 04/20/34
(a)(b)(c)
... 20,000 18,410,000
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 2.28%,
10/21/28 ............... 2,740 2,741,340
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 3.13%,
10/21/28 ............... 7,480 7,464,091
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 1.25%, 01/17/31
(a)(b)
.... 250 249,757
ALM 2020 Ltd., Series 2020-1A, Class
B, (LIBOR USD 3 Month + 2.00%),
2.12%, 10/15/29
(a)(b)
.......... 500 500,009
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
1.97%, 10/15/29
(a)(b)
.......... USD 12,290 $ 12,274,661
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)
...... 12,160 1,216
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 1.38%, 11/02/30
(a)(b)
.... 1,720 1,720,293
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (LIBOR USD 3 Month +
1.05%), 1.17%, 07/24/29
(a)(b)
.... 5,350 5,345,832
Anchorage Capital CLO 1-R Ltd., Series
2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 1.11%, 04/13/31
(a)(b)
6,650 6,642,800
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 1.19%,
01/28/31 ............... 2,950 2,944,104
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 1.64%,
01/28/31 ............... 5,550 5,539,614
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31
(a)(b)
1,500 1,496,653
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 1.57%,
01/15/30 ............... 15,535 15,524,935
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 1.97%,
01/15/30 ............... 3,700 3,693,442
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.17%, 07/15/30
(a)(b)
6,570 6,560,183
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 1.23%,
01/28/31 ............... 14,610 14,607,017
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.89%,
01/28/31 ............... 8,000 7,996,575
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 2.34%,
01/28/31 ............... 7,325 7,307,179
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
3.64%, 01/28/31 .......... 8,610 8,614,016
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A,
(LIBOR USD 3 Month + 1.20%),
1.33%, 10/27/34 .......... 1,150 1,150,000
Series 2016-8A, Class BR2, (LIBOR
USD 3 Month + 1.80%), 1.93%,
10/27/34 ............... 12,750 12,750,000
Series 2016-8A, Class CR2, (LIBOR
USD 3 Month + 2.40%), 2.53%,
10/27/34 ............... 21,000 21,000,000
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.37%,
10/13/30 ............... 2,910 2,911,577
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.77%,
10/13/30 ............... 3,680 3,675,634

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.27%,
10/13/30 ............... USD 1,160 $ 1,161,302
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 3.32%,
10/13/30 ............... 1,333 1,333,140
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 5,999,701
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)(c)
........ 7,500 6,517,500
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/21/40
(a)(b)(c)
.............. 10,000 10,000,000
Antares CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.53%), 1.66%, 07/25/33
(a)(b)
.... 10,000 10,011,821
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.14%, 04/20/31
(a)(b)
... 4,630 4,624,980
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 1.27%, 10/22/30
(a)(b)
.... 540 539,832
Apidos CLO XXI, Series 2015-21A,
Class CR, (LIBOR USD 3 Month +
2.45%), 2.57%, 07/18/27
(a)(b)
.... 500 500,014
Apidos CLO XXII, Series 2015-22A,
Class CR, (LIBOR USD 3 Month +
2.95%), 3.08%, 04/20/31
(a)(b)
.... 800 797,659
Apidos CLO XXIX, Series 2018-29A,
Class D, (LIBOR USD 3 Month +
5.25%), 5.37%, 07/25/30
(a)(b)
.... 1,860 1,781,178
Apidos CLO XXXI, Series 2019-31A,
Class BR, (LIBOR USD 3 Month +
1.55%), 1.67%, 04/15/31
(a)(b)
.... 250 248,604
Apidos CLO XXXII, Series 2019-32A,
Class D, (LIBOR USD 3 Month +
3.50%), 3.63%, 01/20/33
(a)(b)
.... 300 300,197
Apidos CLO XXXVII
(a)(b)
Series 2021-37A, Class A, (LIBOR
USD 3 Month + 1.13%), 1.26%,
10/22/34 ............... 2,000 1,997,503
Series 2021-37A, Class E, (LIBOR
USD 3 Month + 6.30%), 6.43%,
10/22/34 ............... 2,850 2,797,088
Apidos CLO XXXVIII, Series 2021-38A,
Class E2, (LIBOR USD 3 Month +
7.75%), 7.99%, 01/21/34
(a)(b)
.... 1,220 1,207,758
Apollo Credit Funding IV Ltd., Series
4A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.72%, 07/15/30
(a)(b)
750 748,111
Apres Static CLO Ltd.
(a)(b)
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.82%,
10/15/28 ............... 500 499,318
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 4.37%,
10/15/28 ............... 9,150 9,152,699
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (LIBOR USD 3 Month +
1.05%), 1.18%, 04/22/31
(a)(b)
.... 2,000 1,996,405
Ares LIX CLO Ltd., Series 2021-59A,
Class E, (LIBOR USD 3 Month +
6.25%), 6.37%, 04/25/34
(a)(b)
.... 950 929,581
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (LIBOR
USD 3 Month + 6.70%), 6.82%,
10/15/34 ............... USD 10,400 $ 10,197,473
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 23,000 20,335,229
Ares LV CLO Ltd.
(a)(b)
Series 2020-55A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.27%,
07/15/34 ............... 5,000 5,015,655
Series 2020-55A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.47%,
07/15/34 ............... 7,500 7,418,179
Ares LVI CLO Ltd., Series 2020-56A,
Class ER, (LIBOR USD 3 Month +
6.50%), 6.63%, 10/25/34
(a)(b)
.... 3,375 3,341,465
Ares LVIII CLO Ltd., Series 2020-58A,
Class E, (LIBOR USD 3 Month +
7.03%), 7.15%, 01/15/33
(a)(b)
.... 1,250 1,251,891
Ares XLI CLO Ltd., Series 2016-41A,
Class BR, (LIBOR USD 3 Month +
1.45%), 1.57%, 04/15/34
(a)(b)
.... 4,500 4,453,251
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 2.17%, 10/15/30
(a)(b)
.... 1,125 1,124,994
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 1.29%, 10/15/30
(a)(b)
.... 1,500 1,500,025
Assurant CLO Ltd.
(a)(b)
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.04%), 1.17%,
04/20/31 ............... 750 749,664
Series 2018-3A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.18%,
10/20/31 ............... 750 746,657
Series 2019-5A, Class E, (LIBOR
USD 3 Month + 7.34%), 7.46%,
01/15/33 ............... 500 500,475
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... 13,300 439,033
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
1.78%, 04/22/27
(a)(b)
.......... 4,365 4,343,750
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (LIBOR USD 3 Month +
3.50%), 3.62%, 04/25/26
(a)(b)
.... 3,750 3,751,352
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 1.53%, 01/20/31
(a)(b)
.... 250 248,880
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.63%,
07/20/30 ............... 1,400 1,394,152
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 1.20%,
07/19/31 ............... 5,210 5,202,245
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.30%), 3.42%,
07/19/34 ............... 1,750 1,750,936
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 3.10%), 3.29%,
07/24/34 ............... 2,010 2,009,917
Balboa Bay Loan Funding Ltd., Series
2021-1A, Class E, (LIBOR USD 3
Month + 6.16%), 6.29%, 07/20/34
(a)(b)
350 349,962

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.43%,
01/20/34 ............... USD 250 $ 250,720
Series 2020-14A, Class D, (LIBOR
USD 3 Month + 7.00%), 7.13%,
01/20/34 ............... 250 250,139
Ballyrock CLO Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.02%,
10/15/28 ............... 5,000 4,992,532
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.15%), 3.27%,
10/15/28 ............... 9,050 9,050,872
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 3.17%,
07/15/32 ............... 6,000 5,999,935
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 6.15%), 6.28%,
10/20/31 ............... 1,340 1,326,766
Bardot CLO Ltd., Series 2019-2A, Class
DR, (LIBOR USD 3 Month + 3.00%),
3.13%, 10/22/32
(a)(b)
.......... 940 939,994
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 1.08%, 07/20/29
(a)(b)
.... 1,910 1,908,576
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (LIBOR USD 3 Month +
3.25%), 3.37%, 07/15/31
(a)(b)
.... 450 447,792
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.67%, 07/18/30 .......... 11,000 10,930,949
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 2.12%,
07/18/30 ............... 8,500 8,480,401
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.84%, 04/24/34
(a)(b)
.... 7,950 7,934,594
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.88%, 04/20/31
(a)(b)
.... 370 358,822
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
1.13%, 07/20/29 .......... 684 683,373
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.78%, 07/20/29 .......... 2,850 2,845,617
Benefit Street Partners CLO Ltd.
(a)(b)
Series 2015-6BR, Class B, (LIBOR
USD 3 Month + 1.80%), 1.93%,
07/20/34 ............... 5,308 5,320,148
Series 2021-23A, Class E, (LIBOR
USD 3 Month + 6.81%), 6.93%,
04/25/34 ............... 1,250 1,252,116
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
1.22%, 04/20/31
(a)(b)
.......... 300 299,402
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
1.23%, 01/20/31
(a)(b)
.......... 3,640 3,639,082
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.12%,
10/15/30
(a)(b)
............... USD 1,375 $ 1,368,324
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.89%,
07/15/34
(a)(b)
............... 1,000 999,944
Birch Grove CLO, Series 2021-3A,
Class D1, (LIBOR USD 1 Month +
3.20%), 3.31%, 01/19/35
(a)(b)
.... 1,250 1,250,067
Birch Grove CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.30%), 3.41%,
10/19/34 ............... 10,000 9,999,814
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.95%), 7.06%,
10/19/34 ............... 3,000 2,935,606
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.95%,
06/15/31 ............... 2,000 1,999,029
Series 19A, Class CR, (LIBOR
USD 3 Month + 2.20%), 2.40%,
06/15/31 ............... 6,000 5,996,226
Series 19A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.55%,
06/15/31 ............... 4,795 4,794,945
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 1.31%,
10/22/30 ............... 980 980,199
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.73%,
10/22/30 ............... 2,000 1,997,540
Series 2016-2A, Class BR2, (LIBOR
USD 3 Month + 2.25%), 2.41%,
08/20/32 ............... 1,000 1,000,515
Series 2016-2A, Class C1R2,
(LIBOR USD 3 Month + 3.10%),
3.26%, 08/20/32 .......... 250 249,997
BlueMountain CLO XXVIII Ltd., Series
2021-28A, Class A, (LIBOR USD 3
Month + 1.26%), 1.38%, 04/15/34
(a)(b)
450 450,320
BlueMountain CLO XXX Ltd.
(a)(b)
Series 2020-30A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.02%,
01/15/33 ............... 2,000 2,003,840
Series 2020-30A, Class E, (LIBOR
USD 3 Month + 7.73%), 7.85%,
01/15/33 ............... 450 451,337
Brookside Mill CLO Ltd.
(a)(b)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 1.47%,
01/17/28 ............... 1,000 1,000,547
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.77%,
01/17/28 ............... 500 499,777
Burnham Park CLO Ltd., Series 2016-
1A, Class AR, (LIBOR USD 3 Month
+ 1.15%), 1.28%, 10/20/29
(a)(b)
... 14,250 14,250,275
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (LIBOR USD 3 Month +
3.10%), 3.22%, 10/15/31
(a)(b)
.... 875 875,067

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Canyon Capital CLO Ltd., Series 2021-
2A, Class D, (LIBOR USD 3 Month +
3.35%), 3.47%, 04/15/34
(a)(b)
.... USD 2,500 $ 2,501,715
Canyon CLO Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.25%), 7.37%, 01/15/34
(a)(b)
.... 380 381,139
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
1.18%, 07/27/31 .......... 1,527 1,526,368
Series 2015-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 1.74%,
07/28/28 ............... 7,120 7,098,266
Series 2015-3A, Class CR, (LIBOR
USD 3 Month + 2.85%), 2.99%,
07/28/28 ............... 1,000 990,351
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
8.63%, 07/20/32 .......... 398 388,467
Carlyle US CLO Ltd.
(a)(b)
Series 2019-2A, Class A1R, (LIBOR
USD 3 Month + 1.12%), 1.22%,
07/15/32 ............... 3,000 3,000,000
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.16%), 1.27%,
07/15/34 ............... 2,000 2,001,450
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 2.00%), 2.13%,
04/20/32 ............... 700 696,898
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.33%,
04/20/32 ............... 11,400 11,343,356
CarVal CLO III Ltd., Series 2019-2A,
Class E, (LIBOR USD 3 Month +
6.44%), 6.57%, 07/20/32
(a)(b)
.... 2,500 2,451,541
CarVal CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.89%), 3.01%,
07/16/31 ............... 1,455 1,445,594
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.77%), 5.89%,
07/16/31 ............... 2,710 2,629,613
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.46%,
10/15/34 ............... 500 500,000
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.96%,
10/15/34 ............... 500 495,000
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.38%,
07/20/30 ............... 6,700 6,700,001
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.40%), 2.53%,
07/20/30 ............... 750 750,247
Series 2018-6A, Class B1R, (LIBOR
USD 3 Month + 2.10%), 2.22%,
01/15/31 ............... 3,000 3,002,284
Series 2018-7A, Class B1, (LIBOR
USD 3 Month + 1.60%), 1.73%,
07/20/31 ............... 1,000 995,509
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.02%,
02/12/30 ............... USD 4,750 $ 4,751,510
Cedar Funding IX CLO Ltd., Series
2018-9A, Class E, (LIBOR USD 3
Month + 5.35%), 5.48%, 04/20/31
(a)(b)
1,670 1,627,831
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 1.22%, 07/17/31
(a)(b)
450 449,999
Cedar Funding VI CLO Ltd., Series
2016-6A, Class DRR, (LIBOR USD 3
Month + 3.31%), 3.44%, 04/20/34
(a)(b)
4,750 4,716,024
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A2, (LIBOR
USD 3 Month + 1.13%), 1.26%,
01/20/31 ............... 250 247,374
Series 2018-7A, Class E, (LIBOR
USD 3 Month + 4.55%), 4.68%,
01/20/31 ............... 2,963 2,809,327
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.53%,
05/29/32
(a)(b)
............... 1,000 999,226
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.37%,
07/15/33 ............... 13,250 13,274,098
Series 2021-14A, Class E, (LIBOR
USD 3 Month + 6.34%), 6.46%,
07/15/33 ............... 7,350 7,345,256
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 25,540 20,949,032
CIFC Funding 2013-III-R Ltd., Series
2013-3RA, Class B, (LIBOR USD 3
Month + 1.85%), 1.97%, 04/24/31
(a)(b)
650 645,135
CIFC Funding 2019-III Ltd., Series
2019-3A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.17%, 10/16/34
(a)(b)
750 749,998
CIFC Funding 2021-III Ltd, Series 2021-
3A, Class C, (LIBOR USD 3 Month +
1.95%), 2.07%, 07/15/36
(a)(b)
.... 3,000 2,955,002
CIFC Funding 2021-IV Ltd.
(a)(b)
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.58%), 1.70%,
07/15/33 ............... 500 500,078
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.12%,
07/15/33 ............... 1,425 1,409,969
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.38%,
01/20/28 ............... 250 248,938
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.87%,
07/16/30 ............... 750 750,026
Series 2013-2A, Class A1L2, (LIBOR
USD 3 Month + 1.00%), 1.12%,
10/18/30 ............... 22,000 21,982,470
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
1.22%, 01/18/31 .......... 630 628,896
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 2.92%,
04/24/30 ............... 650 643,704

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.58%,
01/22/31 ............... USD 400 $ 398,215
Series 2015-2A, Class AR2, (LIBOR
USD 3 Month + 1.01%), 1.13%,
04/15/30 ............... 1,330 1,329,003
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.00%), 2.12%,
04/15/30 ............... 5,750 5,725,827
Series 2015-3A, Class BR, (LIBOR
USD 3 Month + 1.15%), 1.27%,
04/19/29 ............... 8,750 8,685,104
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.83%,
04/23/29 ............... 2,870 2,865,154
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.58%,
04/23/29 ............... 9,770 9,771,069
Series 2017-5A, Class A1, (LIBOR
USD 3 Month + 1.18%), 1.30%,
11/16/30 ............... 250 250,005
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 2.97%,
11/16/30 ............... 800 793,463
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 1.12%,
04/18/31 ............... 250 249,791
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.33%,
10/20/30 ............... 800 800,760
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.08%,
10/20/30 ............... 1,400 1,392,656
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.43%,
10/20/30 ............... 1,375 1,340,997
Crown City CLO I, Series 2020-1A,
Class DR, (LIBOR USD 3 Month +
7.00%), 7.13%, 07/20/34
(a)(b)
.... 625 624,965
Crown City CLO III
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.17%), 1.29%,
07/20/34 ............... 250 250,488
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 3.30%), 3.42%,
07/20/34 ............... 3,500 3,499,902
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.75%), 6.87%,
07/20/34 ............... 1,500 1,499,842
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 1.32%, 07/20/34
(a)(b)
... 11,000 11,008,722
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (LIBOR USD 3 Month
+ 3.75%), 3.88%, 07/14/34
(a)(b)
... 1,000 999,987
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.31%,
10/20/30 ............... 3,000 3,000,860
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.08%,
10/20/30 ............... 900 891,252
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.48%,
10/20/30 ............... 500 497,663
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Diameter Capital CLO 2 Ltd., Series
2021-2A, Class D, (LIBOR USD 3
Month + 6.06%), 6.18%, 10/15/36
(a)(b)
USD 1,000 $ 960,250
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.72%, 07/18/30
(a)(b)
1,000 999,997
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.72%, 07/18/30
(a)(b)
.... 700 699,998
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (LIBOR USD 3 Month +
1.00%), 1.16%, 05/20/34
(a)(b)
.... 250 249,636
Dryden 83 CLO Ltd., Series 2020-83A,
Class E, (LIBOR USD 3 Month +
5.55%), 5.67%, 01/18/32
(a)(b)
.... 1,250 1,215,158
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
1.36%, 08/15/30
(a)(b)
.......... 23,925 23,936,307
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR
USD 3 Month + 2.15%), 2.27%,
01/15/34 ............... 3,000 3,001,631
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 2.32%,
10/15/30 ............... 1,000 996,264
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 6.50%), 6.62%,
04/15/31 ............... 5,000 4,999,766
Elevation CLO Ltd.
(a)(b)
Series 2014-2A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 1.35%,
10/15/29 ............... 250 250,005
Series 2018-10A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.03%,
10/20/31 ............... 2,773 2,773,302
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 4.53%,
10/20/33 ............... 6,750 6,868,201
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 7.84%,
10/20/33 ............... 2,625 2,656,642
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 1.28%,
04/20/34 ............... 3,100 3,099,994
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.78%,
04/20/34 ............... 5,950 5,929,312
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 6.93%,
04/20/34 ............... 13,750 13,809,128
Series 2019-2A, Class FR, (LIBOR
USD 3 Month + 8.00%), 8.13%,
04/20/34 ............... 7,500 7,409,940
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 3,372,364
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (LIBOR USD 3 Month +
6.10%), 6.23%, 10/20/34
(a)(b)
.... 4,600 4,463,513
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class F, (LIBOR
USD 3 Month + 8.01%), 8.13%,
01/17/34 ............... 5,000 5,028,495

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-4A, Class SUB, 0.00%,
01/17/34 ............... USD 1,000 $ 866,400
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (LIBOR
USD 3 Month + 6.00%), 6.13%,
01/20/34 ............... 750 721,253
Series 2021-1A, Class F1, (LIBOR
USD 3 Month + 8.00%), 8.13%,
01/20/34 ............... 1,500 1,491,850
Series 2021-1A, Class F2, (LIBOR
USD 3 Month + 8.00%), 8.13%,
01/20/34 ............... 1,500 1,493,831
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR
USD 3 Month + 1.04%), 1.13%,
10/20/34 ............... 1,000 998,515
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.85%), 5.94%,
10/20/34 ............... 3,000 2,999,937
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (LIBOR USD 3 Month +
3.00%), 3.16%, 11/16/34
(a)(b)
.... 800 800,041
FS RIALTO, Series 2021-FL2, Class
A, (LIBOR USD 1 Month + 1.22%),
1.33%, 04/16/28
(a)(b)
.......... 1,790 1,786,994
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.32%, 04/16/34
(a)(b)
850 850,425
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 1.18%, 05/16/31
(a)(b)
... 5,750 5,750,597
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class CR, (LIBOR USD 3
Month + 2.45%), 2.70%, 01/22/35 1,750 1,750,000
Series 6A, Class DR, (LIBOR USD 3
Month + 3.50%), 3.75%, 01/22/35 3,500 3,500,000
Generate CLO 9 Ltd., Series 9A, Class
E, (LIBOR USD 3 Month + 6.85%),
6.99%, 10/20/34
(a)(b)
.......... 2,000 1,979,826
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.31%,
10/15/30 ............... 850 850,049
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.07%,
10/15/30 ............... 7,160 7,142,943
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.07%,
10/15/30 ............... 6,223 6,223,074
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.03%, 01/20/33
(a)(b)
.......... 750 750,501
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 1.24%,
10/29/29 ............... 6,130 6,128,834
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
10/29/29 ............... 500 499,998
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.19%, 01/18/31
(a)(b)
.......... 4,095 4,093,968
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
GoldentTree Loan Management US
CLO 1 Ltd.
(a)(b)
Series 2021-9A, Class E, (LIBOR
USD 3 Month + 4.75%), 4.88%,
01/20/33 ............... USD 2,340 $ 2,191,094
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 5.47%,
10/20/34 ............... 2,000 1,980,042
Series 2021-11A, Class EJ, (LIBOR
USD 3 Month + 7.75%), 7.87%,
10/20/34 ............... 1,375 1,361,209
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class E, (LIBOR
USD 3 Month + 6.70%), 6.83%,
07/20/34
(a)(b)
............... 250 249,966
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (LIBOR
USD 3 Month + 6.56%), 6.65%,
07/20/34
(a)(b)
............... 2,140 2,118,989
Gracie Point International Funding
(a)(b)
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 2.50%,
05/02/23 ............... 15,000 15,076,047
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.50%,
11/01/23 ............... 1,320 1,319,422
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.50%,
11/01/23 ............... 1,729 1,728,199
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 1.82%, 04/15/33
(a)(b)
.... 6,500 6,511,777
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 1.39%,
01/20/30 ............... 1,255 1,255,001
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 3.43%,
01/20/30 ............... 450 450,411
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.49%,
04/15/33 ............... 2,000 2,000,088
Series 2020-IA, Class B, (LIBOR
USD 3 Month + 2.00%), 2.12%,
04/15/33 ............... 250 250,331
Series 2020-IA, Class E, (LIBOR
USD 3 Month + 6.45%), 6.57%,
04/15/33 ............... 2,875 2,868,155
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (LIBOR USD 3
Month + 1.32%), 1.44%, 04/15/34
(a)(b)
1,000 1,001,572
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.97%,
07/15/34 ............... 1,000 1,001,711
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.35%), 6.47%,
07/15/34 ............... 2,625 2,623,680
Gulf Stream Meridian 5 Ltd., Series
2021-5A, Class A2, (LIBOR USD 3
Month + 1.80%), 1.92%, 07/15/34
(a)(b)
3,000 3,002,566
Gulf Stream Meridian 6 Ltd., Series
2021-6A, Class A1, (LIBOR USD 3
Month + 1.19%), 1.33%, 01/15/37
(a)(b)
1,000 1,000,067

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A, Class B1R, (LIBOR
USD 3 Month + 1.70%), 1.83%,
10/22/25
(a)(b)
............... USD 520 $ 519,564
Harbor Park CLO 18-1 Ltd., Series
2018-1A, Class E, (LIBOR USD 3
Month + 5.60%), 5.73%, 01/20/31
(a)(b)
1,000 990,740
Highbridge Loan Management, Series
3A-2014, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.30%, 07/18/29
(a)(b)
1,000 1,000,063
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 1.37%,
07/18/31 ............... 930 925,371
Series 12A-18, Class D, (LIBOR
USD 3 Month + 5.15%), 5.27%,
07/18/31 ............... 1,860 1,823,698
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 1.34%,
03/15/27 ............... 580 576,527
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 1.86%,
03/15/27 ............... 1,670 1,670,043
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.14%, 02/05/31
(a)(b)
6,103 6,101,764
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.28%, 04/20/32
(a)(b)
... 2,300 2,301,355
Kayne CLO 4 Ltd., Series 2019-4A,
Class C, (LIBOR USD 3 Month +
2.80%), 2.92%, 04/25/32
(a)(b)
.... 1,425 1,427,500
Kayne CLO 6 Ltd., Series 2019-6A,
Class E, (LIBOR USD 3 Month +
7.53%), 7.66%, 01/20/33
(a)(b)
.... 2,250 2,253,450
Kayne CLO 7 Ltd., Series 2020-7A,
Class A1, (LIBOR USD 3 Month +
1.20%), 1.32%, 04/17/33
(a)(b)
.... 250 250,033
Kayne CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (LIBOR
USD 3 Month + 1.90%), 2.02%,
01/15/34 ............... 500 501,460
Series 2020-9A, Class E, (LIBOR
USD 3 Month + 7.59%), 7.71%,
01/15/34 ............... 3,000 3,021,400
Kayne CLO III Ltd.
(a)(b)
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.67%,
04/15/32 ............... 400 399,910
Series 2019-3A, Class CR, (LIBOR
USD 3 Month + 1.85%), 1.97%,
04/15/32 ............... 700 697,438
Series 2019-3A, Class DR, (LIBOR
USD 3 Month + 2.75%), 2.87%,
04/15/32 ............... 750 749,993
Series 2019-3A, Class ER, (LIBOR
USD 3 Month + 6.50%), 6.62%,
04/15/32 ............... 750 750,956
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.17%, 07/20/31
(a)(b)
.......... 750 748,679
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
1.68%, 10/20/27
(a)(b)
.......... 2,000 1,997,437
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR
USD 1 Month + 1.13%), 1.24%,
05/15/28 ............... USD 1,434 $ 1,434,396
Series 2021-CRE5, Class A, (LIBOR
USD 1 Month + 1.30%), 1.41%,
07/15/36 ............... 6,950 6,948,209
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 4,427 4,502,854
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 10,763 10,758,261
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (LIBOR USD 3
Month + 1.75%), 1.87%, 04/15/29
(a)(b)
7,000 7,001,115
Madison Park Funding X Ltd.
(a)(b)
Series 2012-10A, Class CR3,
(LIBOR USD 3 Month + 2.10%),
2.23%, 01/20/29 .......... 25,000 24,999,870
Series 2012-10A, Class DR2,
(LIBOR USD 3 Month + 3.25%),
3.38%, 01/20/29 .......... 1,600 1,599,980
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.62%,
04/19/30
(a)(b)
............... 1,000 995,269
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
1.05%, 01/22/28 .......... 1,890 1,888,821
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.63%, 01/22/28 .......... 5,000 4,976,434
Madison Park Funding XLII Ltd., Series
13A, Class A1, (LIBOR USD 3
Month + 1.18%), 1.30%, 11/21/30
(a)(b)
1,000 1,000,035
Madison Park Funding XLIX Ltd., Series
2021-49A, Class E, (LIBOR USD 3
Month + 6.25%), 6.37%, 10/19/34
(a)(b)
2,750 2,722,769
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... 2,000 1,820,507
Madison Park Funding XVIII Ltd., Series
2015-18A, Class ARR, (LIBOR
USD 3 Month + 0.94%), 1.06%,
10/21/30
(a)(b)(c)
.............. 24,750 24,750,000
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 1.38%,
01/15/33
(a)(b)
............... 1,750 1,747,886
Madison Park Funding XXIII Ltd., Series
2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/27/31
(a)(b)
3,000 2,986,085
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.77%,
04/25/29
(a)(b)
............... 6,250 6,238,149
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1A,
(LIBOR USD 3 Month + 1.03%),
1.16%, 04/20/30
(a)(b)
.......... 350 349,564
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.07%,
04/15/29
(a)
.............. 2,050 2,021,793

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.07%,
04/15/29
(d)
.............. USD 1,000 $ 986,240
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.24%,
04/25/32 ............... 250 249,823
Series 2019-34A, Class SUB,
0.00%, 04/25/32 .......... 8,550 7,071,953
Madison Park Funding XXXVIII Ltd.
(a)(b)
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 1.25%,
07/17/34 ............... 2,750 2,748,445
Series 2021-38A, Class C, (LIBOR
USD 3 Month + 1.90%), 2.03%,
07/17/34 ............... 250 246,228
Series 2021-38A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.13%,
07/17/34
(c)
.............. 1,500 1,485,000
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (LIBOR USD 3
Month + 3.65%), 3.74%, 01/22/35
(a)(b)
500 500,000
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 1.11%,
07/23/29 ............... 244 244,087
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.62%,
07/23/29 ............... 5,250 5,275,531
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 2.17%,
07/23/29 ............... 23,000 22,998,233
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 3.02%,
07/23/29 ............... 3,750 3,741,072
MP CLO VII Ltd.
(a)(b)
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.60%), 1.72%,
10/18/28 ............... 500 499,115
Series 2015-1A, Class CRR, (LIBOR
USD 3 Month + 2.20%), 2.32%,
10/18/28 ............... 3,690 3,683,721
MP CLO VIII Ltd., Series 2015-2A,
Class BRR, (LIBOR USD 3 Month +
1.80%), 1.94%, 04/28/34
(a)(b)
.... 11,250 11,202,534
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (LIBOR
USD 3 Month + 1.60%), 1.73%,
10/20/30 ............... 250 250,012
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.50%), 5.63%,
10/20/30 ............... 250 245,050
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
2.13%, 04/22/29 .......... 5,350 5,355,246
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
2.93%, 04/22/29 .......... 1,500 1,484,944
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR,
(LIBOR USD 3 Month + 1.16%),
1.28%, 07/15/34 .......... 439 438,562
Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.65%),
1.77%, 07/15/34 .......... 500 499,999
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-20A, Class DRR,
(LIBOR USD 3 Month + 2.95%),
3.07%, 07/15/34 .......... USD 3,000 $ 3,008,751
Series 2015-20A, Class ERR,
(LIBOR USD 3 Month + 6.50%),
6.62%, 07/15/34 .......... 5,325 5,137,512
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.77%,
10/17/30
(a)(b)
............... 400 399,999
Neuberger Berman CLO XXIII Ltd.
(a)(b)
Series 2016-23A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.67%,
10/17/27 ............... 500 499,841
Series 2016-23A, Class ER, (LIBOR
USD 3 Month + 5.75%), 5.87%,
10/17/27 ............... 1,000 998,587
Neuberger Berman Loan Advisers CLO
34 Ltd., Series 2019-34A, Class E,
(LIBOR USD 3 Month + 7.80%),
7.93%, 01/20/33
(a)(b)
.......... 1,000 1,007,374
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
2.72%, 01/19/33
(a)(b)
.......... 500 500,793
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(LIBOR USD 3 Month + 5.75%),
5.88%, 07/20/31
(a)(b)
.......... 250 249,990
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
7.33%, 01/20/32
(a)(b)
.......... 250 250,136
Niagara Park CLO Ltd., Series 2019-
1A, Class ER, (LIBOR USD 3 Month
+ 5.95%), 6.07%, 07/17/32
(a)(b)
... 2,500 2,488,144
Northwoods Capital 20 Ltd., Series
2019-20A, Class ER, (LIBOR USD 3
Month + 7.85%), 7.97%, 01/25/32
(a)(b)
1,250 1,251,274
Oaktree CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
5.20%), 5.33%, 10/20/27
(a)(b)
.... 2,000 1,997,699
Ocean Beach Spc, Series 2020-1I,
Class A, 4.00%, 09/26/22 ...... 2,992 2,998,186
Ocean Trails CLO VI
(a)(b)
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.57%,
07/15/28 ............... 3,680 3,674,514
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.37%,
07/15/28 ............... 2,115 2,116,858
OCP CLO 2020-8R Ltd., Series 2020-
8RA, Class A1, (LIBOR USD 3
Month + 1.22%), 1.34%, 01/17/32
(a)(b)
6,150 6,152,506
OCP CLO Ltd.
(a)
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
1.57%, 04/24/29
(b)
......... 5,250 5,239,088
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 2.02%,
04/24/29
(b)
.............. 19,500 19,432,146
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 3.12%,
04/24/29
(b)
.............. 12,000 11,955,067

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 1.20%,
04/26/31
(b)
.............. USD 1,410 $ 1,409,614
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
1.78%, 07/20/29
(b)
......... 1,600 1,600,249
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,860,190
Series 2015-9A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.87%,
07/15/27
(b)
.............. 7,920 7,911,893
Series 2015-9A, Class E, (LIBOR
USD 3 Month + 6.40%), 6.52%,
07/15/27
(b)
.............. 1,137 1,137,667
Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%),
1.24%, 10/18/28
(b)
......... 8,082 8,084,761
Series 2016-12A, Class A2R,
(LIBOR USD 3 Month + 1.60%),
1.72%, 10/18/28
(b)
......... 1,500 1,500,135
Series 2016-12A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.12%,
10/18/28
(b)
.............. 4,360 4,363,359
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 2.11%,
11/20/30
(b)
.............. 1,200 1,194,091
Series 2019-16A, Class AR, (LIBOR
USD 3 Month + 1.00%), 1.12%,
04/10/33
(b)
.............. 500 500,222
Series 2019-16A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.47%,
04/10/33
(b)
.............. 3,750 3,723,309
Series 2020-18A, Class AR, (LIBOR
USD 3 Month + 1.09%), 1.22%,
07/20/32
(b)
.............. 1,000 999,617
Series 2020-18A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.33%,
07/20/32
(b)
.............. 4,750 4,748,225
Series 2020-18A, Class ER, (LIBOR
USD 3 Month + 6.43%), 6.56%,
07/20/32
(b)
.............. 3,750 3,731,736
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.07%,
10/09/33
(b)
.............. 2,500 2,517,415
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 7.78%,
10/09/33
(b)
.............. 1,500 1,511,821
Series 2021-22A, Class E, (LIBOR
USD 3 Month + 6.60%), 6.72%,
12/02/34
(b)
.............. 1,750 1,732,512
Octagon 54 Ltd., Series 2021-1A, Class
D, (LIBOR USD 3 Month + 3.05%),
3.18%, 07/15/34
(a)(b)
.......... 7,000 7,002,783
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.08%, 04/16/31
(a)(b)
.......... 276 275,587
Octagon Investment Partners 24 Ltd.,
Series 2015-1A, Class A2S, (LIBOR
USD 3 Month + 1.70%), 1.83%,
04/21/31
(a)(b)
............... 1,000 999,314
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.33%,
03/17/30
(a)(b)
............... 500 499,536
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.19%), 1.32%,
01/20/31
(a)(b)
............... USD 1,750 $ 1,750,055
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 1.09%,
04/15/31
(a)(b)
............... 250 248,787
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.58%), 1.70%,
07/25/30
(a)(b)
............... 1,000 995,468
Octagon Investment Partners 51 Ltd.,
Series 2021-1A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.28%,
07/20/34
(a)(b)
............... 3,500 3,499,994
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.47%,
07/19/30
(a)(b)
............... 1,000 1,000,654
OHA Credit Funding 2 Ltd., Series
2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/21/34
(a)(b)
4,500 4,497,937
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/02/35
(a)(b)
250 249,140
OHA Credit Partners XI Ltd., Series
2015-11A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.28%, 01/20/32
(a)(b)
300 300,001
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.20%, 05/23/31
(a)(b)
... 11,402 11,395,606
OSD CLO Ltd., Series 2021-23A, Class
E, (LIBOR USD 3 Month + 6.00%),
6.01%, 04/17/31
(a)(b)
.......... 500 500,000
Owl Rock CLO VI Ltd., Series 2021-6A,
Class A, (LIBOR USD 3 Month +
1.45%), 1.57%, 06/21/32
(a)(b)
.... 1,500 1,498,582
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.38%,
10/22/30 ............... 981 980,688
Series 2013-4A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.83%,
10/22/30 ............... 960 959,943
OZLM VI Ltd.
(a)(b)
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
1.87%, 04/17/31 .......... 300 300,029
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 868,896
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3,
(LIBOR USD 3 Month + 1.65%),
1.87%, 10/17/29
(c)
......... 3,815 3,815,000
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 3.27%,
10/17/29 ............... 1,835 1,826,086
OZLM XX Ltd., Series 2018-20A, Class
A2, (LIBOR USD 3 Month + 1.65%),
1.78%, 04/20/31
(a)(b)
.......... 250 250,012
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
1.25%, 01/17/31 .......... 1,670 1,670,093

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class A2R4,
(LIBOR USD 3 Month + 1.70%),
1.86%, 05/21/34 .......... USD 2,500 $ 2,503,559
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 5.88%,
07/20/30 ............... 3,500 3,490,641
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 1.15%,
04/18/31 ............... 6,260 6,258,270
Series 2018-2A, Class D, (LIBOR
USD 3 Month + 5.60%), 5.72%,
07/16/31 ............... 750 731,320
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.47%,
07/15/34 ............... 250 246,385
Series 2021-3A, Class A1, (LIBOR
USD 3 Month + 1.15%), 1.38%,
01/15/35 ............... 250 249,999
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.45%), 1.61%,
11/15/26 ............... 250 249,954
Series 2018-4A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.06%,
11/15/26 ............... 12,720 12,702,487
Series 2018-4A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.71%,
11/15/26 ............... 7,050 7,053,304
Series 2018-4A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.41%,
11/15/26 ............... 1,500 1,501,340
Series 2018-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.16%,
11/15/26 ............... 1,360 1,360,240
Series 2018-5A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.03%,
01/20/27 ............... 11,738 11,721,149
Series 2018-5A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.68%,
01/20/27 ............... 7,255 7,258,445
Series 2018-5A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.38%,
01/20/27 ............... 12,700 12,688,468
Series 2018-5A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/27 ............... 4,750 3,431,400
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 5.80%), 5.93%,
04/20/27 ............... 3,050 3,061,242
Series 2019-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%,
04/20/27 ............... 250 250,087
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.38%,
04/20/27 ............... 7,625 7,626,356
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.63%,
04/20/27 ............... 1,500 1,503,284
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.88%,
04/20/27 ............... 1,000 1,004,135
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.76%,
08/20/27 ............... 5,250 5,249,970
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 3.56%,
08/20/27 ............... USD 6,800 $ 6,804,587
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 5.35%), 5.51%,
08/20/27 ............... 2,750 2,757,206
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.72%,
10/24/27 ............... 2,250 2,249,992
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.37%,
10/24/27 ............... 2,250 2,256,438
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 6.02%,
10/24/27 ............... 3,225 3,222,067
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.51%,
02/20/28 ............... 2,750 2,746,107
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.85%), 5.01%,
02/20/28 ............... 600 602,812
Series 2020-2A, Class A2, (LIBOR
USD 3 Month + 1.55%), 1.68%,
04/20/28 ............... 8,750 8,736,879
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%,
04/20/28 ............... 2,000 2,000,708
Series 2020-2A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.13%,
04/20/28 ............... 1,000 1,000,045
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.63%,
04/20/28 ............... 1,250 1,248,842
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 3.78%,
11/25/28 ............... 3,000 3,003,126
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 7.23%,
11/25/28 ............... 2,500 2,501,911
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 8.57%), 8.75%,
11/25/28 ............... 1,000 998,619
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 6.13%,
04/20/29 ............... 3,000 3,004,072
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.16%,
05/20/29 ............... 500 499,979
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.50%), 2.67%,
07/20/29 ............... 5,250 5,253,948
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.17%,
07/20/29 ............... 4,625 4,624,735
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.12%,
10/15/29 ............... 10,000 10,000,017
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 1.88%, 07/20/27
(a)(b)
.... 1,670 1,663,309
Park Avenue Institutional Advisers CLO
Ltd.
(a)(b)
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 5.85%), 6.01%,
08/23/31 ............... 4,250 4,131,328

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 6.81%), 6.97%,
02/14/34 ............... USD 3,250 $ 3,170,865
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 1.64%,
05/15/32 ............... 500 501,469
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 7.43%,
01/20/34 ............... 2,300 2,292,492
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 3.40%), 3.50%,
07/15/34 ............... 4,800 4,799,933
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 7.01%), 7.11%,
07/15/34 ............... 2,400 2,305,025
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.30%, 07/24/31
(a)(b)
.... 250 249,970
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (LIBOR USD 3 Month +
3.25%), 3.37%, 07/15/34
(a)(b)
.... 375 374,725
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (LIBOR USD 3 Month +
6.43%), 6.59%, 05/18/34
(a)(b)
.... 500 497,545
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.07%,
04/16/31 ............... 2,250 2,250,040
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.45%), 6.58%,
10/15/34 ............... 750 749,773
PPM CLO 2 Ltd.
(a)(b)
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.87%,
04/16/32 ............... 3,500 3,515,380
Series 2019-2A, Class DR, (LIBOR
USD 3 Month + 3.40%), 3.52%,
04/16/32 ............... 1,250 1,250,314
Rad CLO 15 Ltd., Series 2021-15A,
Class E, (LIBOR USD 3 Month +
6.20%), 6.45%, 01/20/34
(a)(b)
.... 2,500 2,474,919
Recette CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
3.25%), 3.38%, 04/20/34
(a)(b)
.... 1,250 1,250,625
Regatta IX Funding Ltd., Series 2017-
1A, Class B, (LIBOR USD 3 Month +
1.80%), 1.92%, 04/17/30
(a)(b)
.... 1,250 1,250,113
Regatta VI Funding Ltd.
(a)(b)
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.10%), 3.23%,
04/20/34 ............... 3,000 3,006,005
Series 2016-1A, Class ER2, (LIBOR
USD 3 Month + 6.75%), 6.88%,
04/20/34 ............... 1,500 1,495,042
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2,
(LIBOR USD 3 Month + 1.15%),
1.36%, 06/20/34 .......... 1,300 1,299,281
Series 2016-1A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.81%,
06/20/34 ............... 250 249,999
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 3.22%, 07/15/31
(a)(b)
.... 375 371,830
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XVI Funding Ltd., Series 2019-
2A, Class B, (LIBOR USD 3 Month +
2.05%), 2.17%, 01/15/33
(a)(b)
.... USD 250 $ 250,333
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.27%,
10/15/33 ............... 600 607,826
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.61%), 7.73%,
10/15/33 ............... 500 505,309
Regatta XX Funding Ltd., Series 2021-
2A, Class D, (LIBOR USD 3 Month +
3.10%), 3.18%, 10/15/34
(a)(b)
.... 1,250 1,249,878
Regatta XXIV Funding Ltd., Series
2021-5A, Class E, (LIBOR USD 3
Month + 6.80%), 6.89%, 01/20/35
(a)(b)
(c)
...................... 500 500,000
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.02%,
10/15/29 ............... 1,250 1,248,405
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 2.97%,
10/15/29 ............... 5,360 5,359,999
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.37%,
10/15/29 ............... 4,500 4,471,029
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.32%,
10/20/30 ............... 11,725 11,714,461
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.88%,
10/20/30 ............... 5,555 5,407,360
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 1,246,301
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.26%,
05/20/31 ............... 1,000 1,000,282
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 1.88%,
05/20/31 ............... 250 249,660
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 1,224,198
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 1.29%,
10/20/31 ............... 1,159 1,158,642
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 1.93%,
10/20/31 ............... 1,087 1,087,049
Series 2018-2A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.13%,
10/20/31 ............... 1,690 1,636,424
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 1,167,866
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 2.00%), 2.13%,
07/20/34 ............... 250 249,999
Romark CLO IV Ltd.
(a)(b)
Series 2021-4A, Class C1, (LIBOR
USD 3 Month + 3.20%), 3.35%,
07/10/34 ............... 3,500 3,500,174
Series 2021-4A, Class C2, (LIBOR
USD 3 Month + 5.00%), 5.15%,
07/10/34 ............... 1,750 1,750,050

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.95%), 7.10%,
07/10/34 ............... USD 1,000 $ 990,282
Romark CLO Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month +
2.15%), 2.27%, 10/23/30
(a)(b)
.... 1,650 1,650,070
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.16%, 04/20/31
(a)(b)
.... 421 420,295
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 16,475 15,276,389
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
1.21%, 01/15/30
(a)(b)
.......... 500 499,016
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
1.67%, 04/15/30
(a)(b)
.......... 2,000 1,995,273
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(a)(b)
.. 2,000 8,300
Shackleton CLO Ltd., Series 2015-7RA,
Class C, (LIBOR USD 3 Month +
2.35%), 2.47%, 07/15/31
(a)(b)
.... 250 250,144
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 1.37%,
07/20/30 ............... 3,695 3,694,490
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.48%,
07/20/30 ............... 500 500,268
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (LIBOR USD 3 Month
+ 5.90%), 6.03%, 07/20/34
(a)(b)
... 5,000 4,999,526
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class E, (LIBOR USD 3 Month
+ 7.32%), 7.45%, 10/20/32
(a)(b)
... 1,613 1,618,718
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (LIBOR USD 3
Month + 6.20%), 6.33%, 01/20/34
(a)(b)
2,250 2,249,981
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 6.63%, 04/20/34
(a)(b)
4,000 3,999,805
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.19%, 01/26/31
(a)(b)
525 524,864
Sound Point CLO XII Ltd., Series
2016-2A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.18%, 10/20/28
(a)(b)
2,000 1,996,784
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.62%,
01/23/29 ............... 2,000 1,998,118
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.17%,
01/23/29 ............... 3,350 3,349,346
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.62%, 04/25/34
(a)(b)
345 345,960
Sound Point CLO XXVI Ltd., Series
2020-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 3.48%, 07/20/34
(a)(b)
3,600 3,602,827
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 1.37%, 10/15/30
(a)(b)
.... 420 420,010
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.20%,
01/15/31 ............... USD 1,690 $ 1,628,240
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 5,175,345
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 5.00%), 5.09%,
12/29/29 ............... 3,750 3,737,698
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 2,431,060
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.97%,
12/28/29
(c)
.............. 1,250 1,250,000
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.05%), 2.27%,
12/29/29 ............... 250 250,000
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.97%,
12/29/29 ............... 600 600,000
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/14/26
(a)(b)
24,000 24,001,133
Symphony CLO XVI Ltd., Series
2015-16A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.27%, 10/15/31
(a)(b)
300 299,701
Symphony CLO XXI Ltd., Series
2019-21A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.42%, 07/15/32
(a)(b)
1,750 1,750,862
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (LIBOR
USD 3 Month + 2.00%), 2.17%,
01/15/34 ............... 510 509,999
Series 2020-23A, Class ER, (LIBOR
USD 3 Month + 6.15%), 6.32%,
01/15/34 ............... 510 504,940
TCW CLO Ltd.
(a)(b)
Series 2019-2A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.08%,
10/20/32 ............... 350 350,735
Series 2019-2A, Class D2A, (LIBOR
USD 3 Month + 4.89%), 5.02%,
10/20/32 ............... 250 250,229
Series 2020-1A, Class DRR, (LIBOR
USD 3 Month + 3.40%), 3.53%,
04/20/34 ............... 1,500 1,489,833
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.27%,
01/16/31 ............... 269 268,716
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 1.62%,
01/16/31 ............... 750 749,707
TICP CLO II-2 Ltd., Series 2018-IIA,
Class C, (LIBOR USD 3 Month +
2.95%), 3.08%, 04/20/28
(a)(b)
.... 590 590,010
TICP CLO III-2 Ltd., Series 2018-3R,
Class B, (LIBOR USD 3 Month +
1.35%), 1.48%, 04/20/28
(a)(b)
.... 500 496,407
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 1.27%,
01/20/31 ............... 2,000 2,000,002

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-9A, Class B, (LIBOR
USD 3 Month + 1.60%), 1.73%,
01/20/31 ............... USD 250 $ 249,669
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 3.03%,
01/20/31 ............... 500 499,799
TICP CLO V Ltd., Series 2016-5A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.87%, 07/17/31
(a)(b)
.... 1,000 968,756
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 7.17%, 04/15/33
(a)(b)
.... 5,400 5,415,231
TICP CLO X Ltd., Series 2018-10A,
Class E, (LIBOR USD 3 Month +
5.50%), 5.63%, 04/20/31
(a)(b)
.... 500 489,955
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.31%,
10/20/31 ............... 500 500,083
Series 2018-11A, Class D, (LIBOR
USD 3 Month + 3.05%), 3.18%,
10/20/31 ............... 250 250,019
Series 2018-11A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.13%,
10/20/31 ............... 1,425 1,425,021
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class AR, (LIBOR
USD 3 Month + 1.17%), 1.29%,
07/15/34 ............... 1,000 1,001,458
Series 2018-12A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.37%,
07/15/34 ............... 625 615,564
TICP CLO XIII Ltd., Series 2019-13A,
Class CR, (LIBOR USD 3 Month +
2.10%), 2.22%, 04/15/34
(a)(b)
.... 3,000 2,977,905
TICP CLO XIV Ltd., Series 2019-14A,
Class DR, (LIBOR USD 3 Month +
6.70%), 6.87%, 10/20/32
(a)(b)
.... 2,500 2,475,224
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (LIBOR
USD 3 Month + 1.28%), 1.41%,
04/20/33 ............... 250 250,205
Series 2020-15A, Class D, (LIBOR
USD 3 Month + 3.15%), 3.28%,
04/20/33 ............... 750 751,596
Series 2020-15A, Class E, (LIBOR
USD 3 Month + 6.15%), 6.28%,
04/20/33 ............... 500 488,659
Treman Park CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
2.65%), 2.78%, 10/20/28
(a)(b)
.... 5,560 5,573,879
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 5.87%, 07/25/31
(a)(b)
.... 3,860 3,707,688
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 1.46%,
01/20/33 ............... 4,750 4,748,142
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 1.98%,
01/20/33 ............... 1,500 1,500,643
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 6.63%,
01/20/33 ............... 2,250 2,239,510
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-3A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/33 ............... USD 1,000 $ 792,270
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month +
1.17%), 1.29%, 07/21/34
(a)(b)
.... 1,000 998,884
Trestles CLO Ltd.
(a)(b)
Series 2017-1A, Class B1R, (LIBOR
USD 3 Month + 1.75%), 1.87%,
04/25/32 ............... 5,050 5,012,261
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.90%), 3.02%,
04/25/32 ............... 1,500 1,481,183
Series 2017-1A, Class ER, (LIBOR
USD 3 Month + 8.53%), 8.65%,
04/25/32 ............... 2,000 1,981,431
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.38%,
01/20/33 ............... 1,500 1,500,002
Trestles CLO V Ltd., Series 2021-5A,
Class E, (LIBOR USD 3 Month +
6.35%), 6.51%, 10/20/34
(a)(b)
.... 4,250 4,207,900
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 0.62%, 03/03/39
(a)(b)
.... 50,060 521,225
Trimaran Cavu Ltd.
(a)(b)
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.33%,
07/20/32 ............... 250 250,449
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 3.28%,
07/20/32 ............... 500 502,028
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.28%,
07/20/32 ............... 1,500 1,505,986
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 7.04%), 7.17%,
07/20/32 ............... 1,250 1,237,998
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.25%), 3.40%,
10/25/34 ............... 1,550 1,550,045
Trimaran CAVU Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
4.72%), 4.84%, 11/26/32
(a)(b)
.... 575 577,025
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (LIBOR USD 3 Month +
1.40%), 1.52%, 10/18/31
(a)(b)
.... 900 900,013
Trinitas CLO IX Ltd., Series 2018-9A,
Class CRR, (LIBOR USD 3 Month +
2.25%), 2.38%, 01/20/32
(a)(b)
.... 13,000 12,923,362
Trinitas CLO X Ltd., Series 2019-10A,
Class B, (LIBOR USD 3 Month +
2.10%), 2.22%, 04/15/32
(a)(b)
.... 550 549,654
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.12%,
01/25/34 ............... 1,160 1,163,168
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.12%,
01/25/34 ............... 625 627,748
Trinitas CLO XVI Ltd., Series 2021-16A,
Class E, (LIBOR USD 3 Month +
7.00%), 7.13%, 07/20/34
(a)(b)
.... 6,000 5,900,390

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Tryon Park CLO Ltd.
(a)(b)
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.50%), 1.62%,
04/15/29 ............... USD 1,900 $ 1,897,142
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 5.95%), 6.07%,
04/15/29 ............... 1,750 1,755,825
Venture 40 CLO Ltd., Series 2020-40A,
Class D1, (LIBOR USD 3 Month +
4.59%), 4.76%, 11/24/31
(a)(b)
.... 1,350 1,352,765
Voya CLO Ltd.
(a)(b)
Series 2014-3A, Class CR, (LIBOR
USD 3 Month + 2.65%), 2.77%,
07/25/26 ............... 800 799,954
Series 2015-2A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.62%,
07/23/27 ............... 750 747,865
Series 2015-3A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.32%,
10/20/31 ............... 1,500 1,500,053
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 1.10%,
06/07/30 ............... 280 278,986
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 1.25%,
10/15/30 ............... 3,750 3,748,294
Series 2017-4A, Class B, (LIBOR
USD 3 Month + 1.45%), 1.57%,
10/15/30 ............... 750 745,205
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.60%), 6.73%,
07/20/32 ............... 250 248,696
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 3.17%,
07/24/32 ............... 8,530 8,530,166
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 6.40%), 6.52%,
07/24/32 ............... 5,050 5,001,078
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 3,568,708
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.91%,
10/24/34 ............... 3,750 3,750,000
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.51%,
10/24/34 ............... 6,250 6,250,000
Series 2020-2A, Class ER, (LIBOR
USD 3 Month + 7.10%), 7.26%,
10/24/34 ............... 2,000 1,980,000
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 3.35%), 3.47%,
10/15/34 ............... 5,750 5,750,000
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 6.85%), 6.97%,
10/15/34 ............... 6,000 5,940,000
York CLO 1 Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month +
2.10%), 2.23%, 10/22/29
(a)(b)
.... 250 249,763
York CLO-3 Ltd.
(a)(b)
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 1.38%,
10/20/29 ............... 6,540 6,540,668
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.88%,
10/20/29 ............... USD 10,455 $ 10,454,955
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.73%,
10/20/29 ............... 10,528 10,531,430
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.53%,
10/20/29 ............... 7,052 6,992,898
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 7.38%,
10/20/29 ............... 2,917 2,687,958
Series 2016-1A, Class SUB, 0.00%,
10/20/29 ............... 10,535 5,067,095
York CLO-4 Ltd.
(a)(b)
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.68%,
04/20/32 ............... 2,750 2,736,235
Series 2016-2A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.28%,
04/20/32 ............... 4,900 4,886,921
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.28%,
04/20/32 ............... 6,500 6,500,858
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.88%,
04/20/32 ............... 7,000 7,013,188
York CLO-7 Ltd., Series 2019-2A, Class
C, (LIBOR USD 3 Month + 2.75%),
2.88%, 01/22/33
(a)(b)
.......... 500 500,213
1,747,272,646
France — 0.0%
(b)(d)
FCT Autonoria
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.55%,
09/25/35 ............... EUR 448 511,041
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 0.95%,
09/25/35 ............... 299 341,191
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.05%,
09/25/35 ............... 745 856,543
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.05%, 09/25/35 249 283,558
FCT Noria
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.93%,
06/25/38 ............... 394 450,095
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.08%,
06/25/38 ............... 417 477,002
Series 2021-1, Class B, (EURIBOR
1 Month + 0.70%), 0.05%,
10/25/49 ............... 1,300 1,483,632
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.45%,
10/25/49 ............... 900 1,028,695
Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.85%,
10/25/49 ............... 900 1,028,489
FCT Pixel, Series 2021-1, Class D,
(EURIBOR 3 Month + 1.75%),
1.19%, 02/25/38 ............ 300 341,707
6,801,953

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Germany — 0.0%
(b)(d)
Red & Black Auto Germany 8 UG
Series 8, Class B, (EURIBOR 1
Month + 0.75%), 0.16%, 09/15/30 EUR 500 $ 566,788
Series 8, Class C, (EURIBOR 1
Month + 0.95%), 0.36%, 09/15/30 400 453,337
Series 8, Class D, (EURIBOR 1
Month + 1.35%), 0.76%, 09/15/30 100 113,609
Red & Black Auto Germany UG
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.81%, 10/15/28 132 150,254
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.66%, 10/15/28 132 151,126
1,435,114
Ireland — 0.8%
(b)
Alme Loan Funding V DAC, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 3,800 4,232,694
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 1.60%,
04/15/34
(a)
.............. 4,813 5,474,868
Series 2A, Class CR, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/34
(a)
.............. 1,794 2,048,968
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 3.55%,
04/15/34
(a)
.............. 3,800 4,330,209
Series 2A, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(a)
.............. 1,080 1,206,712
Series 2X, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(d)
.............. 1,580 1,765,375
Anchorage Capital Europe CLO DAC
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/25/34
(a)
.............. 1,340 1,529,127
Series 4X, Class E, (EURIBOR
3 Month + 5.71%), 5.71%,
04/25/34
(d)
.............. 896 998,681
Series 5A, Class A, (EURIBOR
3 Month + 1.02%), 1.02%,
07/15/34
(a)
.............. 3,620 4,112,792
Series 5A, Class B1, (EURIBOR
3 Month + 1.70%), 1.70%,
07/15/34
(a)
.............. 1,720 1,952,745
Aqueduct European CLO 2 DAC
(d)
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,860,635
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 587,208
Aqueduct European CLO DAC
Series 2019-3X, Class AR,
(EURIBOR 3 Month + 0.93%),
0.93%, 08/15/34
(d)
......... 5,000 5,685,972
Series 2020-5A, Class B1R,
(EURIBOR 3 Month + 1.70%),
1.70%, 04/20/34
(a)
......... 2,250 2,561,625
Series 2020-5A, Class CR,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/34
(a)
......... 2,250 2,561,625
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2020-5A, Class DR,
(EURIBOR 3 Month + 3.00%),
3.00%, 04/20/34
(a)
......... EUR 750 $ 853,875
Ares European CLO VII DAC
(d)
Series 7X, Class AAR, (EURIBOR 3
Month + 1.50%), 1.50%, 10/15/30 1,200 1,371,589
Series 7X, Class DR, (EURIBOR 3
Month + 5.26%), 5.26%, 10/15/30 250 280,932
Ares European CLO X DAC, Series
10A, Class DR, (EURIBOR 3 Month
+ 2.80%), 2.80%, 10/15/31
(a)
.... 2,000 2,275,881
Ares European CLO XII DAC
Series 12A, Class B1R, (EURIBOR
3 Month + 1.70%), 1.70%,
04/20/32
(a)
.............. 862 980,866
Series 12X, Class E, (EURIBOR
3 Month + 6.10%), 6.10%,
04/20/32
(d)
.............. 338 382,934
Armada Euro CLO III DAC
(a)
Series 3A, Class CR, (EURIBOR 3
Month + 2.35%), 2.35%, 07/15/31 4,500 5,141,410
Series 3A, Class DR, (EURIBOR 3
Month + 3.30%), 3.30%, 07/15/31 2,800 3,188,429
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34
(d)
........... 1,050 1,149,841
Aurium CLO VIII DAC, Series 8X, Class
A, (EURIBOR 3 Month + 0.85%),
0.85%, 06/23/34
(d)
........... 5,000 5,660,679
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 2,240 2,488,493
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 1,186,364
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 3,506,915
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 169,047
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,305 1,420,302
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 1,760 1,860,289
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 2,374,801
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 6,579,879
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 171,364
Series 18X, Class E, (EURIBOR 3
Month + 4.60%), 4.60%, 04/15/31 2,300 2,452,164
Avoca CLO XX DAC, Series 20X, Class
E, (EURIBOR 3 Month + 5.75%),
5.75%, 07/15/32
(d)
........... 945 1,073,494
Avoca CLO XXII DAC
Series 22A, Class D, (EURIBOR
3 Month + 2.90%), 2.90%,
04/15/35
(a)
.............. 970 1,102,211
Series 22A, Class E, (EURIBOR
3 Month + 5.23%), 5.23%,
04/15/35
(a)
.............. 970 1,062,131
Series 22X, Class B1, (EURIBOR
3 Month + 1.30%), 1.30%,
04/15/35
(d)
.............. 710 802,225

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XXIII DAC, Series 23A,
Class D, (EURIBOR 3 Month +
3.05%), 3.05%, 04/15/34
(a)
..... EUR 750 $ 852,123
Avoca CLO XXIV DAC, Series 24A,
Class AR, (EURIBOR 3 Month +
0.90%), 0.90%, 07/15/34
(a)
..... 3,210 3,645,545
Avoca CLO XXV DAC, Series 25A,
Class E, (EURIBOR 3 Month +
6.14%), 6.14%, 10/15/34
(a)
..... 930 1,033,373
Bain Capital Euro CLO DAC
(d)
Series 2019-1X, Class C, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/32 ............... 1,080 1,229,985
Series 2019-1X, Class E, (EURIBOR
3 Month + 6.81%), 6.81%,
04/15/32 ............... 1,900 2,159,131
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (EURIBOR 3
Month + 0.87%), 0.87%, 07/22/34 5,000 5,683,078
Series 1X, Class ER, (EURIBOR 3
Month + 5.91%), 5.91%, 07/22/34 1,050 1,177,935
Bilbao CLO I DAC
Series 1A, Class D, (EURIBOR
3 Month + 4.73%), 4.73%,
07/20/31
(a)
.............. 2,500 2,774,404
Series 1X, Class A2A, (EURIBOR
3 Month + 1.30%), 1.30%,
07/20/31
(d)
.............. 4,300 4,882,403
Bilbao CLO II DAC
(a)
Series 2A, Class A1R, (EURIBOR 3
Month + 0.97%), 0.97%, 08/20/35 3,220 3,665,940
Series 2A, Class DR, (EURIBOR 3
Month + 5.97%), 5.97%, 08/20/35 2,760 3,093,817
Bilbao CLO III DAC, Series 3X, Class
DR, (EURIBOR 3 Month + 5.96%),
5.96%, 05/17/34
(d)
........... 3,420 3,844,144
BlueMountain CLO DAC
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/15/34
(a)
.............. 1,190 1,355,269
Series 2021-1A, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(a)
.............. 2,120 2,291,316
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(d)
.............. 1,050 1,134,850
BlueMountain EUR CLO DAC, Series
2021-1X, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 04/15/34
(d)
1,660 1,890,543
Bluemountain Euro CLO DAC, Series
2021-2A, Class E, (EURIBOR 3
Month + 6.21%), 6.21%, 10/15/35
(a)
1,620 1,811,249
BlueMountain Fuji EUR CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.26%), 5.26%, 01/15/31
(d)
1,330 1,477,348
BlueMountain Fuji Eur CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33
(d)
500 569,702
Bridgepoint CLO 1 DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.08%), 6.08%, 01/15/34
(d)
..... 269 307,037
Cairn CLO IX DAC, Series 2018-9X,
Class A, (EURIBOR 3 Month +
0.71%), 0.71%, 04/25/32
(d)
..... 2,700 3,073,136
Security
Par (000)
Par (000) Value
Ireland (continued)
Cairn CLO XI DAC, Series 2019-11A,
Class E, (EURIBOR 3 Month +
6.77%), 6.77%, 07/15/35
(a)
..... EUR 335 $ 380,039
Capital Four CLO I DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.47%), 6.47%, 01/15/33
(d)
..... 1,475 1,677,833
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34
(d)
..... 1,050 1,161,672
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (EURIBOR 3 Month +
3.30%), 3.30%, 10/15/35
(a)(c)
.... 3,800 4,326,300
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(d)
400 455,479
CIFC European Funding CLO III DAC
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 2.50%,
01/15/34
(a)
.............. 500 572,095
Series 3A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
01/15/34
(a)
.............. 375 429,060
Series 3X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
01/15/34
(d)
.............. 850 967,872
CIFC European Funding CLO IV DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.97%), 5.97%, 08/18/35
(d)
1,680 1,867,493
CIFC European Funding CLO V DAC,
Series 5A, Class A, (EURIBOR 3
Month + 0.99%), 0.99%, 11/23/34
(a)
750 852,464
Clontarf Park CLO DAC, Series 1X,
Class CE, (EURIBOR 3 Month +
3.05%), 3.05%, 08/05/30
(d)
..... 1,470 1,674,933
Contego CLO VI DAC
Series 6A, Class CR, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/34
(a)
.............. 1,415 1,613,935
Series 6X, Class SUBR, 0.00%,
04/15/34
(d)
.............. 3,249 2,430,149
Contego CLO VIII DAC, Series 8A,
Class DR, (EURIBOR 3 Month +
3.20%), 3.20%, 01/25/34
(a)
..... 530 598,159
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (EURIBOR 3
Month + 1.30%), 1.30%, 02/22/34
(d)
1,120 1,265,356
CVC Cordatus Loan Fund VI DAC
(d)
Series 6X, Class CR, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/32 1,040 1,180,833
Series 6X, Class SUB, 0.00%,
04/15/32 ............... 2,925 1,464,301
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (EURIBOR 3
Month + 3.80%), 3.80%, 12/23/33
(a)
400 456,601
CVC Cordatus Loan Fund XV DAC,
Series 15X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 08/26/32
(d)
445 500,136
CVC Cordatus Loan Fund XVII DAC
Series 17A, Class ER, (EURIBOR
3 Month + 6.12%), 6.12%,
11/18/33
(a)
.............. 1,170 1,309,532
Series 17X, Class ER, (EURIBOR
3 Month + 6.12%), 6.12%,
11/18/33
(d)
.............. 820 917,791

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XVIII DAC,
Series 18A, Class ER, (EURIBOR 3
Month + 6.06%), 5.46%, 07/29/34
(a)
EUR 1,544 $ 1,740,266
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (EURIBOR
3 Month + 3.00%), 3.00%,
06/22/34
(a)
.............. 1,450 1,647,968
Series 20A, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(a)
.............. 660 733,587
Series 20X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(d)
.............. 554 615,768
CVC Cordatus Loan Fund XXI DAC,
Series 21A, Class E, (EURIBOR 3
Month + 5.93%), 5.93%, 09/22/34
(a)
1,130 1,266,495
Dartry Park CLO DAC, Series 1A, Class
CRR, (EURIBOR 3 Month + 3.35%),
3.35%, 01/28/34
(a)
........... 500 568,460
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.35%, 04/24/34 .......... 700 797,850
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.25%, 04/24/34 .......... 1,380 1,572,816
Euro-Galaxy VII CLO DAC
(a)
Series 2019-7A, Class CR,
(EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35 .......... 2,650 3,024,726
Series 2019-7A, Class DR,
(EURIBOR 3 Month + 3.50%),
3.50%, 07/25/35 .......... 1,680 1,924,345
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (EURIBOR 3 Month +
0.85%), 0.85%, 04/15/34
(d)
..... 5,000 5,674,512
Fair Oaks Loan Funding III DAC, Series
3A, Class B1R, (EURIBOR 3 Month
+ 1.75%), 1.75%, 10/15/34
(a)
.... 3,410 3,860,898
Fidelity Grand Harbour CLO DAC,
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.60%), 3.01%,
10/15/34
(a)
................ 1,490 1,689,916
GoldenTree Loan Management
CLO DAC, Series 2X, Class E,
(EURIBOR 3 Month + 5.25%),
5.25%, 01/20/32
(d)
........... 500 534,470
Harvest CLO XIX DAC, Series 19X,
Class D, (EURIBOR 3 Month +
2.55%), 2.55%, 04/14/31
(d)
..... 240 269,303
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(d)
..... 700 790,797
Harvest CLO XXIII DAC
Series 23A, Class CE, (EURIBOR
3 Month + 2.05%), 2.05%,
10/20/32
(a)
.............. 1,790 2,033,580
Series 23X, Class A, (EURIBOR
3 Month + 0.95%), 0.95%,
10/20/32
(d)
.............. 1,817 2,067,475
Series 23X, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
10/20/32
(d)
.............. 1,360 1,539,678
Series 23X, Class E, (EURIBOR
3 Month + 5.33%), 5.33%,
10/20/32
(d)
.............. 517 574,148
Security
Par (000)
Par (000) Value
Ireland (continued)
Harvest CLO XXVI DAC
Series 26A, Class E, (EURIBOR
3 Month + 6.12%), 6.12%,
01/15/34
(a)
.............. EUR 2,180 $ 2,426,521
Series 26X, Class E, (EURIBOR
3 Month + 6.12%), 6.12%,
01/15/34
(d)
.............. 1,680 1,869,980
Henley CLO IV DAC
Series 4A, Class C, (EURIBOR
3 Month + 2.10%), 2.10%,
04/25/34
(a)
.............. 920 1,046,224
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
04/25/34
(a)(c)
............. 500 569,256
Series 4X, Class B1, (EURIBOR
3 Month + 1.35%), 1.35%,
04/25/34
(d)
.............. 450 505,099
Series 4X, Class E, (EURIBOR
3 Month + 5.25%), 5.25%,
04/25/34
(c)(d)
............. 1,050 1,130,274
Henley CLO V DAC, Series 5A, Class
E, (EURIBOR 3 Month + 5.90%),
5.90%, 10/25/34
(a)
........... 1,330 1,491,492
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(d)
...... 625 710,591
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34
(d)
........... 770 858,557
Invesco Euro CLO II DAC, Series 2A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 08/15/34
(a)
..... 3,410 3,882,227
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 450 512,380
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 918 1,044,458
Series 3X, Class SUB, 0.00%,
07/15/32 ............... 2,740 2,513,654
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 710,643
Invesco Euro CLO V DAC
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(a)
.............. 1,550 1,765,381
Series 5X, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(d)
.............. 450 514,232
Invesco Euro CLO VII DAC, Series
7A, Class E, (EURIBOR 3 Month +
6.24%), 0.00%, 01/15/35
(a)
..... 1,500 1,682,134
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.74%, 10/25/30 2,700 3,072,131
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.20%, 10/25/30 1,850 2,091,591
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31
(d)
1,350 1,534,696
Madison Park Euro Funding XIV DAC,
Series 14A, Class DR, (EURIBOR 3
Month + 3.60%), 3.60%, 07/15/32
(a)(c)
1,090 1,240,965

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Madison Park Euro Funding XVI DAC
(a)
Series 16A, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 05/25/34 EUR 1,250 $ 1,426,746
Series 16A, Class E, (EURIBOR 3
Month + 6.02%), 6.02%, 05/25/34 3,120 3,464,331
Marino Park CLO DAC
Series 1A, Class C, (EURIBOR
3 Month + 3.55%), 3.55%,
01/16/34
(a)(c)
............. 500 571,869
Series 1X, Class D, (EURIBOR
3 Month + 5.67%), 5.67%,
01/16/34
(d)
.............. 600 673,776
Series 1X, Class X, (EURIBOR
3 Month + 0.45%), 0.45%,
01/16/34
(d)
.............. 1,313 1,493,546
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34
(d)
........... 658 715,867
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34
(d)
420 466,698
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.50%, 11/25/33
(a)
........... 500 568,539
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34
(d)
........... 1,050 1,177,342
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(d)
........... 895 1,012,538
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(EURIBOR 3 Month + 1.90%),
1.90%, 01/21/35
(a)
........... 425 482,599
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(d)
........... 450 509,947
OAK Hill European Credit Partners
VII DAC, Series 2018-7X, Class
C, (EURIBOR 3 Month + 2.35%),
2.35%, 10/20/31
(d)
........... 1,110 1,263,675
OCP Euro CLO DAC
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32
(d)
.............. 700 794,412
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32
(d)
.............. 897 993,883
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32
(d)
.............. 600 664,730
Series 2019-3A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/20/33
(a)
......... 250 284,559
Series 2019-3A, Class DR,
(EURIBOR 3 Month + 3.30%),
3.30%, 04/20/33
(a)
......... 250 284,903
Series 2020-4A, Class DR,
(EURIBOR 3 Month + 3.20%),
3.20%, 09/22/34
(a)
......... 790 895,033
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2020-4A, Class ER,
(EURIBOR 3 Month + 5.94%),
5.94%, 09/22/34
(a)
......... EUR 1,680 $ 1,907,868
Series 2020-4X, Class ER,
(EURIBOR 3 Month + 5.94%),
5.94%, 09/22/34
(d)
......... 1,360 1,544,465
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32
(d)
........... 1,500 1,068,100
Penta CLO DAC
(a)
Series 2019-6A, Class B1R,
(EURIBOR 3 Month + 1.70%),
1.70%, 07/25/34 .......... 500 568,966
Series 2019-6A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/25/34 .......... 500 568,145
Series 2021-9A, Class A, (EURIBOR
3 Month + 0.85%), 0.85%,
07/25/36 ............... 2,120 2,399,345
Series 2021-9A, Class D, (EURIBOR
3 Month + 3.10%), 3.10%,
07/25/36 ............... 1,650 1,871,018
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (LIBOR
USD 1 Month + 1.25%), 1.35%,
07/25/51 ............... USD 12,977 12,974,283
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 2.60%,
07/25/51 ............... 1,220 1,223,563
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 3.85%,
07/25/51 ............... 700 702,571
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 6.00%,
07/25/51 ............... 460 461,239
Providus CLO III DAC, Series 3X, Class
ER, (EURIBOR 3 Month + 6.26%),
6.26%, 07/18/34
(d)
........... EUR 1,600 1,816,916
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35
(d)
........... 600 650,197
Rockfield Park CLO DAC, Series 1X,
Class D, (EURIBOR 3 Month +
5.95%), 5.95%, 07/16/34
(d)
..... 820 919,053
Rockford Tower Europe CLO DAC
Series 2018-1A, Class E, (EURIBOR
3 Month + 5.36%), 5.36%,
12/20/31
(a)
.............. 1,200 1,348,347
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31
(d)
.............. 3,750 4,270,668
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31
(d)
.............. 1,640 1,867,769
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33
(d)
......... 6,520 7,417,486
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%,
04/20/34
(d)
.............. 868 969,288
RRE 2 Loan Management DAC
(a)
Series 2A, Class A1R, (EURIBOR 3
Month + 0.86%), 0.86%, 07/15/35 4,500 5,100,297
Series 2A, Class CR, (EURIBOR 3
Month + 3.05%), 3.05%, 07/15/35 500 565,036

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Ireland (continued)
RRE 5 Loan Management DAC, Series
5A, Class A2R, (EURIBOR 3 Month
+ 1.75%), 1.15%, 01/15/37
(a)(c)
... EUR 6,774 $ 7,712,199
RRE 6 Loan Management DAC, Series
6X, Class D, (EURIBOR 3 Month +
6.25%), 6.25%, 04/15/35
(d)
..... 550 623,661
RRE 7 Loan Management DAC
(a)
Series 7A, Class A2, (EURIBOR 3
Month + 1.60%), 1.60%, 01/15/36 7,540 8,451,950
Series 7A, Class D, (EURIBOR 3
Month + 6.20%), 6.20%, 01/15/36 1,875 2,098,554
RRE 9 Loan Management DAC, Series
9A, Class A2, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/36
(a)(c)
.... 1,720 1,955,772
Sound Point Euro CLO, Series 7A,
Class E, (EURIBOR 3 Month +
6.27%), 5.69%, 01/25/35
(a)(c)
.... 1,360 1,532,876
Sound Point Euro CLO II Funding DAC
Series 2A, Class B1, (EURIBOR
3 Month + 1.85%), 1.85%,
10/26/32
(a)
.............. 2,335 2,658,395
Series 2X, Class A, (EURIBOR
3 Month + 1.11%), 1.11%,
10/26/32
(d)
.............. 2,700 3,075,180
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33
(d)
........... 750 853,191
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35
(d)
1,050 1,176,301
St Paul's CLO VI DAC
(a)
Series 6A, Class CRR, (EURIBOR 3
Month + 2.60%), 2.60%, 05/20/34 2,700 3,077,652
Series 6A, Class DRRE, (EURIBOR
3 Month + 3.30%), 3.30%,
05/20/34 ............... 3,730 4,223,119
St Paul's CLO X DAC, Series 10A,
Class DR, (EURIBOR 3 Month +
3.75%), 3.75%, 04/22/35
(a)
..... 750 852,796
St Paul's CLO XII DAC
(d)
Series 12X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 1,350 1,537,760
Series 12X, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 04/15/33 1,880 2,131,229
Series 12X, Class E, (EURIBOR 3
Month + 5.32%), 5.32%, 04/15/33 650 704,335
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 645 733,998
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 569,296
Vesey Park CLO DAC, Series 1X, Class
B, (EURIBOR 3 Month + 2.30%),
2.30%, 11/16/32
(d)
........... 1,450 1,656,251
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 5,603,587
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 849,144
Series 1X, Class SUB, (3M
EURIBOR + 0.00%), 0.00%,
10/15/30 ............... 1,749 1,505,560
Security
Par (000)
Par (000) Value
Ireland (continued)
Voya Euro CLO II DAC
(a)
Series 2A, Class AR, (EURIBOR
3 Month + 0.96%), 0.96%,
07/15/35
(c)
.............. EUR 3,220 $ 3,666,520
Series 2A, Class B1R, (EURIBOR
3 Month + 1.67%), 1.67%,
07/15/35
(c)
.............. 250 284,269
Series 2A, Class CR, (EURIBOR
3 Month + 2.15%), 2.15%,
07/15/35
(c)
.............. 250 284,341
Series 2A, Class DR, (EURIBOR
3 Month + 3.20%), 3.20%,
07/15/35
(c)
.............. 2,880 3,278,880
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33
(d)
..... 439 499,719
Voya Euro CLO IV DAC, Series 4A,
Class B1R, (EURIBOR 3 Month +
1.75%), 1.75%, 10/15/34
(a)
..... 1,880 2,140,380
Voya Euro CLO V DAC
(a)
Series 5A, Class D, (EURIBOR 3
Month + 3.10%), 3.10%, 04/15/35 660 751,728
Series 5A, Class E, (EURIBOR 3
Month + 5.81%), 5.81%, 04/15/35 970 1,083,135
361,130,647
Italy — 0.0%
(b)(d)
Autoflorence 2 SRL
Series 2, Class B, (EURIBOR 1
Month + 0.75%), 0.11%, 12/24/44 898 1,022,401
Series 2, Class C, (EURIBOR 1
Month + 1.15%), 0.51%, 12/24/44 414 471,831
Series 2, Class D, (EURIBOR 1
Month + 2.35%), 1.71%, 12/24/44 222 254,672
Brignole Co. SRL
Series 2021, Class B, (EURIBOR 1
Month + 0.80%), 0.16%, 07/24/36 143 162,610
Series 2021, Class D, (EURIBOR 1
Month + 1.60%), 0.96%, 07/24/36 100 113,221
Red & Black Auto Italy SRL, Series
1, Class D, (EURIBOR 1 Month +
2.85%), 2.20%, 12/28/31 ....... 598 681,070
2,705,805
Luxembourg — 0.0%
(b)
BL Consumer Credit
(d)
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.45%,
09/25/38 ............... 528 599,220
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 1.00%,
09/25/38 ............... 681 776,857
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 2.20%,
09/25/38 ............... 355 407,445
E-Carat SA
(d)
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.51%, 12/20/28 175 199,205
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 0.91%, 12/20/28 87 99,723
Penta CLO DAC, Series 2020-8A,
Class ER, (EURIBOR 3 Month +
5.93%), 5.93%, 01/15/34
(a)
..... 1,320 1,472,764

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Luxembourg (continued)
SC Germany SA Compartment
Consumer
(d)
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 1.17%,
11/14/34 ............... EUR 3,726 $ 4,292,291
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 1.92%,
11/14/34 ............... 1,529 1,769,508
Silver Arrow SA Compartment
(d)
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.76%, 03/15/27 300 340,971
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.01%, 03/15/27 300 341,045
10,299,029
Netherlands — 0.0%
(b)
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(a)
..... 565 641,929
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32
(d)
........... 250 284,213
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 0.89%, 11/15/26
(d)
...... 950 1,080,549
Euro-Galaxy IV CLO BV, Series 2015-
4A, Class ARR, (EURIBOR 3 Month
+ 0.90%), 0.90%, 07/30/34
(a)
.... 6,250 7,087,863
Euro-Galaxy V CLO BV, Series 2016-
5X, Class ERR, (EURIBOR 3 Month
+ 5.82%), 5.82%, 02/15/34
(d)
.... 2,290 2,560,751
Euro-Galaxy VI CLO DAC
(d)
Series 2018-6X, Class A, (EURIBOR
3 Month + 0.71%), 0.71%,
04/11/31 ............... 1,330 1,511,399
Series 2018-6X, Class E, (EURIBOR
3 Month + 4.10%), 4.10%,
04/11/31 ............... 710 758,353
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30
(d)
........... 3,000 1,857,233
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32
(d)
........... 2,890 3,277,464
19,059,754
Portugal — 0.0%
(d)
TAGUS - Sociedade de Titularizacao de
Creditos SA
Series 5, Class SEN, 0.85%,
02/12/22 ............... 1,144 1,303,599
Series 7, Class SEN, 0.70%,
02/12/24 ............... 6,866 7,857,620
TAGUS-Sociedade de Titularizacao
de Creditos SA, Series 2, Class
D, (EURIBOR 1 Month + 2.85%),
2.24%, 09/23/38
(b)
........... 900 1,025,227
10,186,446
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class C, (EURIBOR
1 Month + 1.05%), 0.40%,
01/31/39 ............... 2,100 2,394,061
Series 2021-SP, Class D, (EURIBOR
1 Month + 1.55%), 0.90%,
01/31/39 ............... 900 1,028,419
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2021-SP, Class E, (EURIBOR
1 Month + 2.65%), 2.00%,
01/31/39 ............... EUR 500 $ 569,992
Autonoria Spain 2021 FT
(b)
Series 2021-SP, Class B, (EURIBOR
1 Month + 0.80%), 0.15%,
01/31/39 ............... 1,300 1,482,048
Series 2021-SP, Class F, (EURIBOR
1 Month + 3.90%), 3.25%,
01/31/39 ............... 200 229,515
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.36%,
03/20/33
(b)
.............. 695 793,456
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.36%,
03/20/33
(b)
.............. 208 239,790
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 347 403,181
7,140,462
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIO/N + 3.00%),
3.05%, 07/20/30
(b)(d)
.......... GBP 1,699 2,340,351
Dowson plc
(b)(d)
Series 2021-2, Class A, (SONIO/N +
0.68%), 0.73%, 10/20/28 .... 3,637 4,928,421
Series 2021-2, Class B, (SONIO/N +
1.20%), 1.25%, 10/20/28 .... 1,200 1,621,120
Series 2021-2, Class C, (SONIO/N +
1.60%), 1.65%, 10/20/28 .... 1,300 1,753,694
Greene King Finance plc
Series A5,  (LIBOR GBP 3 Month +
2.50%), 2.60%, 12/15/33
(b)(d)
.. 22,024 29,805,915
Series A6,  4.06%, 03/15/35
(d)
... 3,756 5,468,005
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.90%, 12/15/34
(b)
... 1,922 2,133,354
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.18%, 03/15/36
(b)(d)
.. 900 988,405
Motor plc
(d)
Series 2016-1, Class C, 3.75%,
11/25/25 ............... 3,123 4,243,770
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 1,325 1,803,059
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,511,641
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (SONIO/N
+ 1.55%), 1.60%, 03/15/29 ... 775 1,052,539
Series 2021-3X, Class A1,
(SONIO/N + 0.90%), 0.95%,
11/15/29 ............... 2,321 3,138,611
Series 2021-3X, Class B, (SONIO/N
+ 1.35%), 1.40%, 11/15/29 ... 677 914,291
PCL Funding IV plc, Series 2020-1,
Class C, (SONIO/N + 2.20%),
2.25%, 09/15/24
(b)(d)
.......... 230 312,226
PCL Funding V plc, Series 2021-1,
Class C, (SONIO/N + 1.70%),
1.75%, 10/15/25
(b)(d)
.......... 116 156,756
Satus plc
(b)(d)
Series 2021-1, Class A, (SONIO/N +
0.70%), 0.75%, 08/17/28 .... 316 428,147
Series 2021-1, Class B, (SONIO/N +
1.20%), 1.25%, 08/17/28 .... 400 540,895

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class C, (SONIO/N +
1.60%), 1.65%, 08/17/28 .... GBP 300 $ 405,677
Series 2021-1, Class D, (SONIO/N +
1.90%), 1.95%, 08/17/28 .... 200 270,467
Series 2021-1, Class E, (SONIO/N +
3.20%), 3.25%, 08/17/28 .... 166 223,592
Trafford Centre Finance Ltd. (The),
Series B2,  (LIBOR GBP 3 Month +
0.83%), 1.08%, 07/28/35
(b)(d)
.... 3,400 3,606,131
Turbo Finance 8 plc, Series 8, Class
C, (LIBOR GBP 1 Month + 1.95%),
2.12%, 02/20/26
(b)(d)
.......... 1,052 1,424,117
Turbo Finance plc, Series 9, Class
B, (SONIO/N + 1.65%), 1.70%,
08/20/28
(b)(d)
............... 1,590 2,165,473
71,236,657
United States — 6.4%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(e)
USD 10,258 10,424,436
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.48%, 05/25/36
(b)
..... 3,748 3,684,602
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
0.36%, 05/25/37 .......... 7,576 1,856,324
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
0.70%, 05/25/37 .......... 374 96,413
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(c)
....... 4,314 3,588,718
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 06/15/36
(a)(b)
13,320 13,312,646
AIG CLO LLC, Series 2020-1A, Class
ER, (LIBOR USD 3 Month + 6.30%),
6.42%, 04/15/34
(a)(b)
.......... 2,000 1,973,265
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)(c)
............. 350 284,557
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 205 195,531
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 826 413,000
Series 2018-D, Class A, 3.75%,
08/25/58
(b)(c)
............. 23,180 23,238,060
Series 2018-D, Class B, 0.00%,
08/25/58
(b)(c)
............. 7,837 5,864,239
Series 2018-E, Class C, 0.00%,
06/25/58
(b)
.............. 248 242,652
Series 2018-F, Class C, 0.00%,
11/25/58
(c)
.............. 811 538,143
Series 2018-G, Class A, 4.38%,
06/25/57
(b)
.............. 20,917 20,890,709
Series 2018-G, Class B, 5.25%,
06/25/57
(b)(c)
............. 5,510 4,159,923
Series 2018-G, Class C, 0.00%,
06/25/57 ............... 14,217 14,123,391
Series 2019-A, Class A, 3.75%,
08/25/57
(b)
.............. 17,726 17,871,197
Series 2019-A, Class B, 5.25%,
08/25/57
(b)
.............. 4,203 4,171,722
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-A, Class C, 0.00%,
08/25/57
(c)
.............. USD 10,554 $ 8,738,673
Series 2019-B, Class A, 3.75%,
01/25/59
(b)
.............. 32,007 32,264,737
Series 2019-B, Class B, 5.25%,
01/25/59
(b)(c)
............. 6,949 5,246,577
Series 2019-B, Class C, 0.00%,
01/25/59 ............... 17,711 16,853,344
Series 2019-E, Class A, 3.00%,
09/25/59
(e)
.............. 29,437 29,516,183
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. 5,540 5,477,991
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 11,977 10,723,446
Series 2019-G, Class A, 3.00%,
09/25/59
(e)
.............. 25,324 25,340,199
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. 4,280 4,196,001
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,844 9,429,625
Series 2019-H, Class A, 3.00%,
11/25/59
(e)
.............. 15,440 15,502,949
Series 2019-H, Class B, 4.25%,
11/25/59
(e)
.............. 3,968 3,890,125
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 9,743 10,047,729
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 41,837 41,612,588
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. 7,074 6,883,020
Series 2020-A, Class C, 0.00%,
12/25/59
(c)
.............. 16,965 10,637,044
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 3,667 3,667,893
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 5,027,400
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,647 12,674,469
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 10,102 10,076,426
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 7,081,308
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,692 15,394,956
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 31,458 31,160,174
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,885,422
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,419 12,683,348
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 69,401 68,714,948
Series 2021-D, Class B, 4.00%,
03/25/60
(b)(c)
............. 10,911 10,799,807
Series 2021-D, Class C, 0.00%,
03/25/60
(b)(c)
............. 16,301 12,658,083
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 53,964 53,489,217
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,267 8,191,010
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 4,991 4,898,861
Series 2021-E, Class B3, 4.30%,
12/25/60
(b)
.............. 12,755 6,201,560
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 3,260 3,219,641

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. USD 269 $ 131,438
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 209,444 6,054,814
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 98,639 97,378,183
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 11,825,649
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 22,342 18,740,997
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 98,251 97,007,523
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 14,627,251
Series 2021-G, Class C, 0.00%,
06/25/61
(c)
.............. 27,590 25,473,750
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 9,261,589
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,519 225
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,112,914
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,983,538
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,398,009
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(b)
.............. 5,128 5,021,542
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,604,078
Aqua Finance Trust, Series 2021-A,
Class B, 2.40%, 07/17/46
(a)
..... 5,070 5,007,600
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 0.58%, 05/25/35
(b)
6,516 6,099,037
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,836,713
Series 1998-2, Class B1, 7.41%,
12/10/25 ............... 8,475 2,992,285
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 776,558
Battalion CLO 18 Ltd., Series 2020-
18A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/36
(a)(b)
5,250 5,249,982
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (LIBOR USD 3
Month + 2.08%), 2.24%, 05/17/31
(a)(b)
250 250,170
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.32%, 07/15/34
(a)(b)
... 4,500 4,504,282
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.10%,
05/28/39
(c)
.............. 25,799 22,376,426
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 1.40%,
05/28/39 ............... 1,044 901,457
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.10%,
02/28/40 ............... 13,485 13,040,568
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.10%,
12/28/40 ............... USD 1,828 $ 1,733,474
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,660,145
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,593,036
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 1,216,495
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 1.83%,
08/25/34 ............... 248 248,635
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
1.12%, 12/25/35 .......... 4,515 6,603,489
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.34%),
0.44%, 09/25/36 .......... 3,284 3,239,117
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
0.36%, 10/25/36 .......... 2,391 2,300,662
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.17%),
0.27%, 05/25/35 .......... 1,209 1,195,984
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
0.26%, 01/25/37 .......... 1,771 1,751,486
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
0.42%, 03/25/37 .......... 3,118 3,080,591
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
0.24%, 03/25/37 .......... 2,354 2,273,867
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
0.24%, 03/25/37 .......... 4,370 4,207,593
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
0.35%, 04/25/37 .......... 1,898 2,334,763
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
0.45%, 04/25/37 .......... 18,469 19,026,798
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 5,578 5,539,022
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 480 481,252
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 162,565
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,560,791
Series 2021-B, Class D, 3.17%,
10/17/34 ............... 175 171,393
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 11,650 11,689,985
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.63%), 0.73%,
01/25/36 ............... 1,620 1,532,439
Series 2006-NC3, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.25%,
08/25/36 ............... 4,203 4,107,463

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 0.26%,
10/25/36 ............... USD 1,678 $ 1,649,121
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
21,088 21,915,605
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.16%),
0.26%, 10/25/36
(b)
........... 1,373 1,145,841
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
0.30%, 05/25/37 .......... 14,293 11,895,578
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
0.37%, 05/25/37 .......... 6,493 5,446,679
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
0.27%, 07/25/45 .......... 7,056 6,068,357
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
0.26%, 12/25/36
(a)
......... 7,967 5,281,132
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(b)
............... 602 604,224
College Ave Student Loans LLC, Series
2021-C, Class D, 4.11%, 07/26/55
(a)
530 531,369
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.32%,
07/25/51
(a)
.............. 8,610 8,545,802
Series 2021-A, Class C, 2.92%,
07/25/51
(a)
.............. 1,562 1,560,984
Series 2021-B,  3.78%, 06/25/52 . 220 219,038
Series 2021-B, Class C, 2.42%,
06/25/52
(a)
.............. 2,090 2,064,132
Series 2021-B, Class D, 2.72%,
06/25/52
(a)
.............. 900 892,306
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%,
11/15/28
(b)
.............. 3,672 3,663,403
Series 1997-3, Class M1, 7.53%,
03/15/28
(b)
.............. 3,378 3,418,181
Series 1997-6, Class M1, 7.21%,
01/15/29
(b)
.............. 2,522 2,534,712
Series 1998-4, Class M1, 6.83%,
04/01/30
(b)
.............. 976 954,898
Series 1998-6, Class M1, 6.63%,
06/01/30
(b)
.............. 2,607 2,552,123
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 1,068 1,098,770
Series 1998-8, Class M1, 6.98%,
09/01/30
(b)
.............. 6,988 6,689,538
Series 1999-5, Class A5, 7.86%,
03/01/30
(b)
.............. 2,758 1,503,412
Series 1999-5, Class A6, 7.50%,
03/01/30
(b)
.............. 2,958 1,549,776
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,597 1,315,639
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,750 1,585,294
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,405 2,439,959
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,663 4,574,353
Security
Par (000)
Par (000) Value
United States (continued)
Countrywide Asset-Backed Certificates
Series 2006-1, Class AF4, 5.71%,
07/25/36
(b)
.............. USD 143 $ 143,561
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 0.36%,
12/25/36
(b)
.............. 3,085 3,076,842
Series 2006-S3, Class A4, 7.02%,
01/25/29
(e)
.............. 249 390,986
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 3,659 3,648,844
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(e)
.............. 1,146 1,162,838
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(e)
............. 2,397 2,470,257
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 12,182 809,257
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%,
07/25/37
(a)(b)
............. 1,649 1,345,599
Crop, Series 2021-T1, Class A, 2.43%,
11/15/27
(a)
................ 3,429 3,423,379
CWABS Asset-Backed Certificates
Trust
Series 2005-16, Class 1AF, 5.69%,
04/25/36
(b)
.............. 7,261 7,124,296
Series 2005-17, Class 1AF4, 6.05%,
05/25/36
(e)
.............. 4,285 4,271,377
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 0.26%,
09/25/46
(b)
.............. 226 225,654
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 0.40%,
03/25/37
(b)
.............. 12,474 13,106,267
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
0.38%, 03/15/34
(b)
........... 434 421,257
CWHEQ Home Equity Loan Trust,
Series 2006-S5, Class A5, 6.16%,
06/25/35 ................. 492 627,425
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
0.41%, 12/15/33 .......... 37 36,462
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
0.30%, 05/15/35 .......... 330 322,453
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
0.30%, 05/15/35 .......... 296 289,391
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.29%,
05/15/35 ............... 902 890,726
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.29%,
05/15/36 ............... 3,796 3,711,020
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 0.26%,
11/15/36 ............... 2,285 2,088,080

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.24%), 1.36%,
07/15/36 ............... USD 75,000 $ 75,033,360
Series 2021-1A, Class A1B, (LIBOR
USD 3 Month + 1.55%), 1.67%,
07/15/36 ............... 11,250 11,234,781
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.05%), 6.17%,
07/15/36 ............... 5,000 4,819,473
Series 2021-1A, Class SUB, 0.00%,
07/15/36
(c)
.............. 5,000 5,080,500
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 7,938,750
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,684,580
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... 3,301 3,311,975
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
1.15%, 10/25/34 .......... 2,818 2,797,409
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 0.34%,
10/25/36 ............... 5,368 4,249,034
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.42%, 10/25/36 .......... 3,148 2,519,758
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.42%),
0.52%, 12/25/36 .......... 5,633 3,216,124
FirstKey Homes 2020-SFR1 Trust,
Series 2021-SFR1, Class F1, 3.24%,
08/17/38
(a)
................ 8,036 7,863,669
FirstKey Homes Trust, Series 2020-
SFR1, Class G, 4.78%, 08/17/37
(a)
6,572 6,655,930
Foundation Finance Trust, Series 2021-
2A, Class A, 2.19%, 01/15/42
(a)
.. 14,100 14,046,997
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 0.38%,
02/25/37 ............... 6,324 5,200,384
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 0.44%,
02/25/37 ............... 5,845 2,878,206
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 1.25%, 08/27/51
(a)(b)
.... 9,822 9,269,814
GoldenTree Loan Opportunities X
Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.25%,
07/20/31 ............... 4,833 4,830,616
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 3.18%,
07/20/31 ............... 750 741,858
Goldman Home Improvement Trust
Issuer Trust, Series 2021-GRN2,
Class B, 1.97%, 06/25/51
(a)
..... 4,583 4,424,937
Golub Capital BDC 3 CLO 1 LLC,
Series 2021-1A, Class C1, (LIBOR
USD 3 Month + 2.80%), 2.92%,
04/15/33
(a)(b)
............... 1,750 1,749,984
Security
Par (000)
Par (000) Value
United States (continued)
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... USD 21,207 $ 20,839,582
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 3,274 3,351,699
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,921 2,548,737
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 0.80%,
12/25/35 ............... 1,962 869,639
Series 2006-4, Class 1A1, 2.96%,
03/25/36 ............... 4,436 3,452,158
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,511 422,710
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 0.30%,
01/25/47 ............... 3,456 2,277,651
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 3.38%), 3.48%,
02/25/47 ............... 3,414 3,743,734
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 0.70%,
07/25/36 ............... 4,008 3,847,258
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.40%,
05/25/37 ............... 5,854 5,344,336
Home Equity Mortgage Loan Asset-
Backed Trust
(b)
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 2.13%,
07/25/34 ............... 1,332 1,336,407
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 0.29%,
04/25/37 ............... 4,608 3,634,924
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 8,106 1,187,601
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 0.83%,
04/15/36
(b)
................ 3,282 3,181,445
Invitation Homes Trust, Series 2018-
SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.11%, 07/17/37
(a)(b)
1,787 1,786,449
Irwin Home Equity Loan Trust
(a)
Series 2006-3, Class 2A3, 6.53%,
09/25/37
(e)
.............. 631 623,841
Series 2006-P1, Class 1A, (LIBOR
USD 1 Month + 0.28%), 0.37%,
12/25/36
(b)
.............. 138 134,535
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
0.51%, 05/25/36
(b)
......... 3,347 3,316,631
Series 2007-CH1, Class MF1,
5.79%, 11/25/36
(e)
......... 11,109 13,832,498
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (LIBOR
USD 3 Month + 1.25%), 1.38%,
07/28/42 ............... 6,870 6,556,873

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-A, Class 2C, (LIBOR
USD 3 Month + 1.30%), 1.52%,
12/27/38 ............... USD 14,836 $ 14,414,957
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 12,975 12,998,977
Series 2019-SL2, Class B, 0.00%,
02/25/59
(c)
.............. 4,482 672,238
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,695 4,588,263
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 11,669 12,279,590
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 787 746,298
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 0.19%,
06/25/37
(a)(b)
............... 1,097 895,866
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 3,455,975
Lendmark Funding Trust
(a)
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 6,236,235
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,929,520
Series 2021-1A, Class A, 1.90%,
11/20/31 ............... 15,725 15,551,916
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 3,120 3,138,004
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 2,380 2,418,658
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 1,355 1,401,655
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,949,332
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,425,238
Litigation Fee Residual Funding LLC,
Series 2015-1,  4.00%, 10/30/27
(c)
1,286 1,266,674
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 22,228 22,215,740
Long Beach Mortgage Loan Trust
(b)
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 0.46%,
03/25/46 ............... —
(f)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.40%,
06/25/36 ............... 9,015 5,668,345
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.16%), 0.26%,
08/25/36 ............... 20,286 10,636,820
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
3.35%, 03/25/32
(b)
........... 1,999 2,006,398
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,615,057
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,983,986
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 2,055,941
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,576,375
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... USD 3,350 $ 3,421,902
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,187,496
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,193,539
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 5,313,333
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,127,207
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,515,883
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 0.62%,
06/25/36
(a)
.............. 4,024 3,878,969
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 0.38%,
05/25/37 ............... 5,000 4,611,040
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 0.36%, 06/25/46
(a)(b)
1,279 1,248,600
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 30,410 30,381,746
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.34%,
05/25/37 ............... 4,445 3,569,622
Series 2007-H1, Class 1A2, (LIBOR
USD 1 Month + 1.75%), 1.85%,
10/25/37 ............... 4,669 4,563,447
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
0.36%, 08/25/37 .......... 1,103 1,172,520
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
0.28%, 06/25/37 .......... 2,884 795,988
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 12,663 13,605,323
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 21,578 22,610,637
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 0.97%,
09/25/35 ............... 10,797 11,109,750
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
2.00%, 02/25/47
(a)
......... 1,474 1,443,278
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
0.42%, 04/25/36
(b)
........... 2,733 2,232,144
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 12,165 12,948,859
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,729 2,875,938
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 18,934 20,250,074
Mosaic Solar Loans LLC, Series 2017-
2A, Class A, 3.82%, 06/22/43
(a)
.. 1,840 1,913,128

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 0.51%,
04/25/37
(b)
................ USD 5,455 $ 5,255,124
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 15,382,427
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 11,191,364
Navient Private Education Refi Loan
Trust
(a)
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 4,343,415
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(b)
24,168 24,133,139
Series 2021-DA, Class B, 2.61%,
04/15/60
(c)
.............. 3,100 3,083,114
Series 2021-DA, Class C, 3.48%,
04/15/60
(c)
.............. 7,980 7,947,920
Series 2021-DA, Class D, 4.00%,
04/15/60
(c)
.............. 2,550 2,462,925
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 41,523,020
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 24,060 24,900,654
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 9,810 10,076,968
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 34,100 33,953,732
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 9,550 9,543,520
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,778,231
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 31,570 31,142,176
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,236,514
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,917,083
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 19,700 19,854,716
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 2,132,111
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 660,803
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 0.78%,
12/25/35
(b)
................ 3,919 3,724,416
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 0.50%, 10/25/36
(a)(b)
... 147 184,508
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,896 1,219,384
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,550 1,151,649
OneMain Financial Issuance Trust
(a)
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... 14,596 14,828,624
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 9,034 9,041,551
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 22,934,649
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... USD 13,070 $ 13,872,976
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 11,356,634
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 788,241
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 1,700 1,672,686
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 7,472,138
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,951,752
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 920 920,873
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 1,670 1,670,495
Series 2021-C, Class A, 2.18%,
10/08/31 ............... 30,280 30,088,573
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 14,009 13,897,180
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 4,506 4,470,790
Series 2021-C, Class D, 5.57%,
10/08/31 ............... 300 298,150
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 0.84%,
11/25/35
(b)
.............. 6,618 6,414,333
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.24%,
02/25/37
(b)
.............. 1,921 1,521,715
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
0.31%, 03/25/37
(b)
......... 6,755 5,737,785
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 18,243 18,015,166
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 14,891 14,642,452
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 7,706 7,681,869
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,687 3,626,759
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 1.31%,
10/15/37
(a)(c)
............. 3,007 2,979,398
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 5,304 5,272,632
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 9,332 9,329,921
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a)(e)
....... 31,826 31,825,959
Progress Residential
(a)
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,965,183
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 12,090,108
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 15,021,183
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 953,824

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... USD 4,710 $ 4,608,720
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,720,511
Series 2021-SFR10, Class E2,
3.67%, 12/17/38 .......... 1,734 1,744,534
Series 2021-SFR10, Class F, 4.61%,
12/17/38 ............... 7,000 7,061,805
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,879,722
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,101,967
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,303,908
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ............... 10,265 10,015,499
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,597,123
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(e)
.......... 12,857 12,824,810
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 0.71%, 07/25/34
(b)
..... 3,232 2,842,555
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 0.58%, 11/25/36
(b)
...... 2,616 2,345,071
Regional Management Issuance Trust
(a)
Series 2019-1, Class A, 3.05%,
11/15/28 ............... 20,902 20,975,171
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 9,323,064
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,146,360
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,507,572
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 547,598
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,314,557
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 9,312,615
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,528,756
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,470,495
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 26,760 26,733,655
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,940,775
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 2,033,387
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,853,643
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
0.40%, 08/25/36
(b)
........... 291 290,305
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 0.39%, 01/25/47
(b)
3,220 3,501,509
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
1.11%, 10/25/35
(b)
........... 570 536,951
Security
Par (000)
Par (000) Value
United States (continued)
Security National Mortgage Loan Trust,
Series 2007-1A, Class 2A, (LIBOR
USD 1 Month + 0.35%), 0.45%,
04/25/37
(a)(b)
............... USD 216 $ 216,301
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
15,469 15,421,595
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,139 19,866,309
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.42%, 07/25/36 .......... 2,447 698,371
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
0.31%, 10/25/36 .......... 4,623 3,896,806
Signal Peak CLO 1 Ltd., Series 2014-
1A, Class BR3, (LIBOR USD 3
Month + 1.80%), 1.92%, 04/17/34
(a)(b)
1,000 1,001,497
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.63%,
04/20/29 ............... 23,708 23,552,191
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.03%,
04/20/29 ............... 14,000 13,996,395
SLM Private Credit Student Loan Trust,
Series 2005-B, Class B, (LIBOR
USD 3 Month + 0.40%), 0.60%,
06/15/39
(b)
................ 1,561 1,556,060
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.86%,
10/15/41
(a)(b)
............... 28,430 31,662,366
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 10,544,925
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 6,381,031
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 6,070,915
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 4,458 4,435,891
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 4,675,545
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 25,580 25,498,193
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 10,640 10,477,257
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,728,533
Series 2021-C, Class C, 3.00%,
01/15/53
(c)
.............. 1,330 1,318,374
Series 2021-C, Class D, 3.93%,
01/15/53
(c)
.............. 637 632,399
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(c)(e)
. 18,902 18,901,655
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 0.90%,
01/25/35
(b)
................ 114 110,615
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 14,604 14,531,383
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 19,840,299

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
2.51%, 04/17/38
(a)(b)
.......... USD 1,870 $ 1,867,596
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
17,836 18,771,412
Towd Point Mortgage Trust, Series
2019-SJ2, Class M1, 4.50%,
11/25/58
(a)(b)
............... 12,271 12,273,554
Tricon American Homes, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(a)
7,772 7,991,825
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,415,583
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,692,730
Upstart Pass-Through Trust
(a)
Series 2020-ST6, Class A, 3.00%,
01/20/27 ............... 3,187 3,199,657
Series 2021-ST2, Class A, 2.50%,
04/20/27 ............... 6,259 6,278,034
Series 2021-ST3, Class A, 2.00%,
05/20/27 ............... 5,132 5,105,761
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... 2,236 2,216,272
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 1,148 1,137,825
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(c)(e)
.. 31,829 31,829,000
Wachovia Asset Securitization Issuance
II LLC Trust, Series 2007-HE2A,
Class A, (LIBOR USD 1 Month +
0.13%), 0.23%, 07/25/37
(a)(b)
.... 4,288 4,149,931
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
0.46%, 09/25/36 .......... 14,050 5,662,912
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 0.26%,
10/25/36 ............... 4,369 3,767,207
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 1.80%, 04/20/33
(a)(b)
.... 14,000 14,035,000
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 0.50%, 06/25/37
(a)(b)
.... 6,003 2,563,790
2,864,881,577
Total Asset-Backed Securities — 11.4%
(Cost: $5,192,119,277) ........................... 5,129,047,659
Shares
Shares
Common Stocks — 3.9%
Canada — 0.0%
CTC Triangle BV
(c)
............. 1,393,669 523,609
IGM Financial, Inc. ............. 19,796 713,936
Largo, Inc.
(g)
................. 118,474 1,097,684
Northern Graphite Corp.
(g)
........ 435,208 285,563
Nutrien Ltd. .................. 11,031 829,145
Shopify, Inc., Class A
(g)(h)
......... 8,970 12,355,188
15,805,125
Security
Shares
Shares Value
China — 0.0%
Alibaba Group Holding Ltd., ADR
(g)
.. 36,300 $ 4,312,077
NXP Semiconductors NV ........ 22,848 5,204,318
9,516,395
France — 0.1%
BNP Paribas SA .............. 265,268 18,340,912
Engie SA ................... 532,726 7,887,217
Hermes International ........... 451 788,066
Pernod Ricard SA ............. 3,269 786,449
Societe Generale SA ........... 378,645 13,013,549
40,816,193
Germany — 0.2%
Bayer AG (Registered) .......... 191,781 10,241,937
CTS Eventim AG & Co. KGaA
(g)
.... 5,786 422,916
Daimler AG (Registered) ......... 198,893 15,196,261
Daimler Truck Holding AG
(g)
....... 99,446 3,655,850
Fresenius SE & Co. KGaA ........ 620,318 24,932,705
Gerresheimer AG .............. 81,242 7,811,337
Hannover Rueck SE ............ 4,826 914,993
K+S AG (Registered) ........... 1,115,933 19,196,272
Merck KGaA ................. 3,010 774,345
Puma SE ................... 84,261 10,290,322
93,436,938
Israel — 0.0%
(g)
SimilarWeb Ltd.
(h)
.............. 130,578 2,338,652
Taboola.com Ltd., (Acquired 06/30/21,
cost $5,065,590)
(i)
........... 506,559 3,941,029
6,279,681
Italy — 0.1%
Assicurazioni Generali SpA ....... 388,282 8,206,240
Atlantia SpA
(g)
................ 203,732 4,042,408
Banca Mediolanum SpA ......... 405,806 4,000,619
Buzzi Unicem SpA ............. 141,396 3,046,504
Enel SpA ................... 1,056,039 8,444,180
FinecoBank Banca Fineco SpA .... 232,364 4,069,283
Intesa Sanpaolo SpA ........... 4,199,095 10,845,947
Nexi SpA
(a)(d)(g)
................ 213,654 3,385,647
Poste Italiane SpA
(a)(d)
........... 293,120 3,839,953
Prysmian SpA ................ 122,043 4,590,792
Snam SpA .................. 687,048 4,138,212
58,609,785
Japan — 0.0%
NEW Top YK
(c)(g)
.............. 96,789 1
Luxembourg — 0.1%
Arrival SA
(g)(h)
................. 2,134,380 15,837,100
SES SA, FDR ................ 1,032,473 8,182,298
24,019,398
Netherlands — 0.0%
Climate Transition Capital Acquisition I
BV
(g)
.................... 310,735 3,442,200
Sweden — 0.0%
Skandinaviska Enskilda Banken AB,
Class A .................. 5,656 78,525
Switzerland — 0.1%
Cie Financiere Richemont SA
(Registered) ............... 102,286 15,285,095
Credit Suisse Group AG (Registered) 300,578 2,914,290
Holcim Ltd.
(g)
................. 190,873 9,707,624
27,907,009

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Shares
Shares Value
United Kingdom — 0.4%
Alphawave IP Group plc
(g)(h)
....... 2,068,387 $ 5,593,731
AstraZeneca plc .............. 40,000 4,670,778
Barclays plc ................. 2,673,467 6,810,026
BP plc, ADR ................. 474,100 12,625,283
Exscientia Ltd., (Acquired 02/24/21,
cost $10,893,500)
(g)(i)
......... 1,555,200 29,971,020
Genius Sports Ltd.
(g)
............ 1,329,771 10,106,260
Hedosophia European Growth
(g)
.... 444,510 5,050,625
JD Sports Fashion plc
(g)
......... 2,674,510 7,885,806
Legal & General Group plc ....... 1,975,130 7,976,157
Lloyds Banking Group plc ........ 11,032,474 7,164,405
London Stock Exchange Group plc .. 73,003 6,867,406
Melrose Industries plc ........... 3,187,220 6,931,521
Mitchells & Butlers plc
(g)
......... 100,276 347,465
NEW Look Retailers
(c)
........... 2,172,402 29
Next plc .................... 67,928 7,513,043
Reckitt Benckiser Group plc ....... 225,832 19,440,443
RELX plc ................... 252,352 8,238,518
THG Holdings Ltd.
(g)
............ 5,613,353 17,414,511
164,607,027
United States — 2.9%
Advance Auto Parts, Inc. ......... 87,089 20,890,909
Advanced Micro Devices, Inc.
(g)
.... 4,712 678,057
Agilent Technologies, Inc. ........ 4,901 782,445
Airbnb, Inc., Class A
(g)
........... 36,684 6,107,519
Alcoa Corp. .................. 90,000 5,362,200
Alphabet, Inc., Class A
(g)
......... 771 2,233,618
Alphabet, Inc., Class C
(g)
......... 4,997 14,459,269
AltC Acquisition Corp., Class A
(g)
.... 587,916 5,790,973
Altice USA, Inc., Class A
(g)
........ 254,280 4,114,250
Amazon.com, Inc.
(g)
............ 12,696 42,332,781
ANSYS, Inc.
(g)
................ 11,000 4,412,320
Apple, Inc. .................. 29,084 5,164,446
Applied Materials, Inc. .......... 174,096 27,395,747
ArcLight Clean Transition Corp. II, Class
A
(g)
..................... 244,350 2,438,613
Astra Space, Inc., (Acquired 06/30/21,
cost $10,481,750)
(g)(i)
......... 1,048,175 7,263,853
AvidXchange Holdings, Inc.
(g)
...... 7,521 113,266
Bath & Body Works, Inc. ......... 211,007 14,726,178
Beazer Homes USA, Inc.
(g)
....... 103,779 2,409,748
Berkshire Grey, Inc. Class A Legende,
Class A
(g)
................. 195,837 1,077,103
Best Buy Co., Inc. ............. 154,660 15,713,456
Blackstone Group, Inc. (The) ...... 5,128 663,512
Booking Holdings, Inc.
(g)
......... 177 424,664
Caesars Entertainment, Inc.
(g)(h)
.... 100,849 9,432,407
California Resources Corp. ....... 1,051,147 44,894,488
Cano Health, Inc., (Acquired 06/30/21,
cost $9,158,040)
(g)(i)
.......... 915,804 8,159,814
Capri Holdings Ltd.
(g)
........... 307,703 19,973,002
CareMax Corp., (Acquired 06/08/21,
cost $6,155,250)
(g)(i)
.......... 615,525 4,727,232
Carrier Global Corp. ............ 290,735 15,769,466
CBRE Acquisition Holding, (Acquired
12/9/21, cost $6,854,000)
(g)(i)
.... 685,400 6,653,682
Century Communities, Inc. ....... 143,340 11,723,779
CF Industries Holdings, Inc. ....... 140,000 9,909,200
CH Robinson Worldwide, Inc. ..... 7,799 839,406
Chesapeake Energy Corp. ....... 3,776 243,627
Climate Real Impact Solutions II
Acquisition Corp., Class A
(g)
..... 95,556 932,627
ConocoPhillips ............... 255,699 18,456,354
Crown PropTech Acquisitions
(c)
..... 229,536 553,182
Crown PropTech Acquisitions
(g)
..... 598,800 6,131,712
Security
Shares
Shares Value
United States (continued)
Danaher Corp. ............... 22,500 $ 7,402,725
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/1/21, cost
$24,367,702)
(g)(i)(j)
............ 37,491,500 26,071,851
Deere & Co. ................. 15,927 5,461,209
Delta Air Lines, Inc.
(g)
........... 255,195 9,973,021
Devon Energy Corp. ............ 311,062 13,702,281
DiamondRock Hospitality Co.
(g)
.... 961,321 9,238,295
Dick's Sporting Goods, Inc. ....... 62,800 7,221,372
Digital Realty Trust, Inc. ......... 4,414 780,704
Doma Holding, Inc., (Acquired 07/28/21,
cost $7,027,500)
(g)(i)
.......... 665,999 3,383,275
DoubleVerify Holdings, Inc.
(g)
...... 88,587 2,948,175
Edwards Lifesciences Corp.
(g)
..... 121,295 15,713,767
Element Solutions, Inc. .......... 378,178 9,182,162
Energy Transfer LP ............ 857,698 7,058,854
EQT Corp.
(g)
................. 568,255 12,393,641
Exxon Mobil Corp. ............. 229,703 14,055,527
Fanatics Holdings Inc., (Acquired
12/15/21, cost $27,387,008)
(c)(g)(i)
. 403,700 27,387,008
FedEx Corp. ................. 39,424 10,196,623
Floor & Decor Holdings, Inc., Class A
(g)
44,840 5,829,648
Ford Motor Co. ............... 761,604 15,818,515
Forestar Group, Inc.
(g)
........... 236,909 5,152,771
Fortive Corp. ................. 9,911 756,110
Freeport-McMoRan, Inc. ......... 139,805 5,834,063
Frontier Communications Parent, Inc.
(g)
493,491 14,553,050
Fusion Acquisition Corp., Class
A (Acquired 09/22/21, cost
$5,863,280)
(g)(i)
............. 586,328 2,362,902
Generac Holdings, Inc.
(g)
......... 35,601 12,528,704
General Motors Co.
(g)
........... 230,672 13,524,299
Gitlab, Inc., Class A
(g)
........... 817 71,079
Gores Holdings VIII, Inc., Class A
(g)
.. 423,965 4,324,443
Green Plains, Inc.
(g)
............ 410,613 14,272,908
HCA Healthcare, Inc. ........... 56,954 14,632,622
Healthcare Merger Corp., (Acquired
10/30/20, cost $6,250,000)
(i)
.... 625,000 800,000
Highland Transcend Partners I Corp.
(g)
84,082 874,453
Hilton Worldwide Holdings, Inc.
(g)
... 95,556 14,905,780
Informatica, Inc., Class A
(g)(h)
...... 374,650 13,854,557
Intuit, Inc. ................... 1,131 727,482
Intuitive Surgical, Inc.
(g)
.......... 36,878 13,250,265
Israel Amplify Program Corp.
(c)(g)
.... 176,261 45,828
Johnson Controls International plc .. 185,753 15,103,576
Keysight Technologies, Inc.
(g)
...... 14,896 3,076,173
Khosla Ventures Acquisition Co.
(g)
... 262,447 2,545,736
Kinder Morgan, Inc. ............ 48,135 763,421
Kins Technology
(c)
............. 299,400 203,592
Kins Technology Group, Inc.
(g)
..... 798,485 8,136,562
Lam Research Corp. ........... 1,085 780,278
Latch, Inc., (Acquired 06/04/21, cost
$8,941,570)
(g)(i)
............. 894,157 6,768,768
Liberty Media Acquisition Corp.
(g)
... 671,610 7,125,782
Lions Gate Entertainment Corp., Class
A
(g)(h)
.................... 594,325 9,889,568
Masco Corp. ................. 140,000 9,830,800
Mastercard, Inc., Class A ......... 4,506 1,619,096
Micron Technology, Inc. .......... 16,766 1,561,753
Microsoft Corp. ............... 48,840 16,425,869
Moderna, Inc.
(g)
............... 55,884 14,193,418
Netflix, Inc.
(g)
................. 1,149 692,204
New Look Builders, Inc.
(c)(g)
....... 8,689,610 87
Nucor Corp. ................. 6,942 792,429
NVIDIA Corp. ................ 69,418 20,416,528

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc., Class
A (Acquired 09/01/21, cost
$10,765,000)
(g)(i)
............ 1,076,500 $ 6,889,600
ON Semiconductor Corp.
(g)
....... 85,615 5,814,971
ONEOK, Inc. ................. 12,442 731,092
Opendoor Technologies, Inc.
(g)
..... 1,367,000 19,971,870
O'Reilly Automotive, Inc.
(g)
........ 9,999 7,061,594
Park Hotels & Resorts, Inc.
(g)
...... 453,362 8,559,475
Parker-Hannifin Corp. ........... 14,000 4,453,680
Penn National Gaming, Inc.
(g)
...... 185,093 9,597,072
PepsiCo, Inc. ................ 4,588 796,981
Petco Health & Wellness Co., Inc.
(g)
. 180,000 3,562,200
Pioneer Natural Resources Co. .... 22,745 4,136,861
Pivotal Investment Corp. III
(g)
...... 272,602 2,698,760
Planet Labs Pbc, (Acquired 12/07/21,
cost $10,965,000)
(g)(i)
......... 1,096,500 6,001,417
Playstudios, Inc., (Acquired 06/17/21,
cost $14,329,830)
(g)(i)
......... 1,432,983 5,660,283
Prologis, Inc. ................. 4,869 819,745
Proof Acquisition Corp.
(c)(g)
........ 178,596 893
PVH Corp. .................. 104,215 11,114,530
Regeneron Pharmaceuticals, Inc.
(g)
.. 1,159 731,932
Rocket Lab USA, Inc., (Acquired
08/25/21, cost $7,996,390)
(g)(i)
... 799,639 9,819,567
salesforce.com, Inc.
(g)
........... 64,272 16,333,443
Sarcos Technology & Robotics Corp.
(c)
130,270 944,457
Sarcos Technology & Robotics Corp.
(g)(h)
472,023 4,710,790
Sarcos Technology & Robotics
Corp., (Acquired 10/26/21, cost
$50,017,930)
(g)(i)
............ 5,001,793 49,917,894
Schlumberger NV ............. 170,543 5,107,763
Science Strategic Acquisition Corp.
Alpha, Class A
(g)
............ 290,437 2,831,761
Sema4 Holdings Corp., (Acquired
07/17/20, cost $7,499,714)
(g)(i)
... 1,513,326 6,713,814
Sema4 Holdings Corp., (Acquired
07/22/21, cost $6,452,870)
(g)(i)
... 645,287 2,877,980
Service Properties Trust ......... 956,825 8,410,492
ServiceNow, Inc.
(g)
............. 1,148 745,178
Signet Jewelers Ltd. ............ 104,804 9,121,092
SmartRent, Inc., Class A
(g)
........ 134,973 1,306,539
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $609,993)
(c)(g)(i)
... 40,613 581,578
Sonos, Inc.
(g)
................. 708,904 21,125,339
Starwood Property Trust, Inc. ...... 436,773 10,613,584
Sunstone Hotel Investors, Inc.
(g)
.... 662,106 7,766,503
Taylor Morrison Home Corp.
(g)
..... 347,515 12,149,124
TE Connectivity Ltd. ............ 98,592 15,906,833
Thermo Fisher Scientific, Inc. ...... 29,300 19,550,132
Tishman Speyer Innovation Corp. II,
Class A
(g)
................. 175,279 1,708,970
TJX Cos., Inc. (The) ............ 234,703 17,818,652
Toast, Inc., Class A
(g)(h)
.......... 396,998 13,779,801
TPB Acquisition Corp. I, Class A
(g)
... 443,988 4,333,323
Trane Technologies plc .......... 66,936 13,523,080
Uber Technologies, Inc.
(g)
........ 179,758 7,537,253
United Rentals, Inc.
(g)
........... 36,500 12,128,585
United States Steel Corp. ........ 378,757 9,018,204
Vantage Drilling Co.
(g)
........... 1,556,671 156
Victoria's Secret & Co.
(g)
......... 92,829 5,155,723
Visa, Inc., Class A ............. 18,332 3,972,728
Waste Connections, Inc. ......... 5,526 753,028
Western Digital Corp.
(g)
.......... 534,374 34,846,528
Williams Cos., Inc. (The) ......... 27,774 723,235
Williams-Sonoma, Inc. .......... 132,259 22,368,965
Security
Shares
Shares Value
United States (continued)
WillScot Mobile Mini Holdings Corp.
(g)
385,218 $ 15,732,303
Wynn Resorts Ltd.
(g)
............ 37,674 3,203,797
Xenia Hotels & Resorts, Inc.
(g)
..... 529,910 9,596,670
Xilinx, Inc. ................... 103,873 22,024,192
1,302,532,526
Total Common Stocks — 3.9%
(Cost: $1,565,346,293) ........................... 1,747,050,803
Par (000)
Pa r (000)
Corporate Bonds — 23.2%
Argentina — 0.1%
Capex SA, 6.88%
,
05/15/24
(a)
..... USD 5,000 4,741,562
Generacion Mediterranea SA, 9.63%
,
12/01/27
(a)
................ 19,410 15,673,236
Genneia SA, 8.75%
,
09/02/27
(a)
.... 9,551 8,919,815
Stoneway Capital Corp.
(g)(k)
10.00%, 03/01/27
(a)
.......... 22,987 6,774,005
10.00%, 03/01/27
(d)
.......... 21,057 6,205,089
42,313,707
Australia — 0.2%
APT Pipelines Ltd., 2.00%
,
07/15/30
(d)
EUR 7,455 8,969,235
FMG Resources August 2006 Pty. Ltd.,
4.50%
,
09/15/27
(a)
........... USD 261 277,965
Oceana Australian Fixed Income Trust
(c)
10.00%, 08/31/23 ........... AUD 11,165 8,163,711
10.25%, 08/31/25 ........... 20,716 15,129,199
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28
(d)
........... USD 12,000 12,986,856
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)(d)
............... 2,817 3,113,252
Santos Finance Ltd., 5.25%
,
03/13/29
(d)
13,300 14,857,412
Westpac Banking Corp., 3.13%
,
11/18/41 .................. 3,974 3,938,611
67,436,241
Austria — 0.2%
ams AG
(d)(l)
0.00%, 03/05/25
(m)
.......... EUR 18,000 18,228,432
2.13%, 11/03/27 ............ 7,100 7,840,060
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(b)
(d)
...................... 8,500 9,975,464
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(b)(d)(n)
1,200 1,504,528
Lenzing AG
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(b)(d)(n)
....... 27,300 32,687,816
70,236,300
Bahrain — 0.0%
(d)
BBK BSC, 5.50%
,
07/09/24 ....... USD 2,738 2,845,467
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 10,544 11,357,865
14,203,332
Belgium — 0.3%
Anheuser-Busch Cos. LLC, 4.70%
,
02/01/36 ................. 7,792 9,403,464
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48 ............ 1,341 1,639,828

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Belgium (continued)
4.50%, 06/01/50 ............ USD 20,925 $ 25,796,720
House of Finance NV (The), 4.38%
,
07/15/26
(d)
................ EUR 2,600 2,994,141
Solvay Finance SACA
(b)(d)(n)
(EUR Swap Annual 5 Year +
3.70%), 5.42% ........... 4,690 5,760,195
(EUR Swap Annual 5 Year +
5.22%), 5.87% ........... 16,506 20,687,638
Solvay SA
(b)(d)(n)
(EUR Swap Annual 5 Year +
3.92%), 4.25% ........... 34,700 41,531,815
(EUR Swap Annual 5 Year +
2.98%), 2.50% ........... 8,200 9,508,896
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 3,000 3,090,000
120,412,697
Brazil — 0.7%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
4,267 4,538,488
Azul Investments LLP
5.88%, 10/26/24
(a)
........... 6,177 5,739,977
5.88%, 10/26/24
(d)
........... 1,136 1,055,628
7.25%, 06/15/26
(a)
........... 12,882 11,797,497
Banco do Brasil SA
5.88%, 01/26/22
(a)
........... 5,020 5,020,941
4.75%, 03/20/24
(d)
........... 3,015 3,155,009
Banco Votorantim SA, 4.00%
,
09/24/22
(a)
................ 5,500 5,586,969
Braskem Netherlands Finance BV
4.50%, 01/10/28
(d)
........... 5,102 5,408,120
4.50%, 01/31/30
(a)
........... 5,000 5,317,500
5.88%, 01/31/50
(a)
........... 10,000 11,481,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)(b)
.. 14,147 16,408,752
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(b)(d)
.. 2,967 3,441,349
BRF GmbH
4.35%, 09/29/26
(d)
........... 605 610,785
4.35%, 09/29/26
(a)
........... 10,946 11,050,671
BRF SA
4.88%, 01/24/30
(d)
........... 1,858 1,876,928
5.75%, 09/21/50
(a)
........... 9,140 9,064,595
Embraer Netherlands Finance BV
5.05%, 06/15/25 ............ 7,000 7,224,438
5.40%, 02/01/27 ............ 3,232 3,367,340
6.95%, 01/17/28
(a)
........... 6,513 7,218,439
Embraer Overseas Ltd., 5.70%
,
09/16/23
(d)
................ 4,558 4,763,965
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(l)
................ 2,589 2,187,705
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 21,739 19,073,255
8.00%, 06/30/26 ............ 2,214 2,082,959
Itau Unibanco Holding SA
(a)
2.90%, 01/24/23 ............ 18,000 18,189,000
3.25%, 01/24/25 ............ 3,124 3,163,636
JSM Global SARL, 4.75%
,
10/20/30
(a)
10,000 9,183,125
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 12,641 11,692,925
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 15,857 15,772,760
Nexa Resources SA, 5.38%
,
05/04/27
(a)
4,797 5,082,721
Security
Par (000)
Par (000) Value
Brazil (continued)
Odebrecht Offshore Drilling Finance
Ltd., 7.72%
,
(7.72% Cash or 7.72%
PIK), 12/01/26
(a)(o)
........... USD 4 $ 719
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(o)
............. 23,984 21,117,912
Petrobras Global Finance BV, 5.30%
,
01/27/25 ................. 12,924 13,867,452
Rede D'or Finance SARL, 4.50%
,
01/22/30
(a)
................ 3,262 3,175,965
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 5,319 5,462,945
Simpar Europe SA, 5.20%
,
01/26/31
(a)
11,597 10,805,505
Suzano Austria GmbH
3.75%, 01/15/31 ............ 4,035 4,095,020
3.13%, 01/15/32 ............ 13,256 12,825,180
XP, Inc., 3.25%
,
07/01/26
(a)
....... 11,759 11,301,869
293,209,294
Canada — 0.2%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
327 331,173
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
7,431 7,576,136
ARI FCP Investments LP
(b)(c)
(LIBOR USD 1 Month + 2.90%),
2.98%, 01/06/25 .......... 5,878 5,848,159
(LIBOR USD 1 Month + 2.90%),
0.00%, 01/30/25 .......... 2,973 2,943,090
Bombardier, Inc., 7.13%
,
06/15/26
(a)
. 4,586 4,757,562
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 3,900 4,070,820
5.00%, 06/15/29 ............ 2,892 2,894,024
Hammerhead Resources, Inc., Series
AI, 9.00%
,
07/10/22
(c)
......... 25,807 25,807,277
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,447 6,780,632
4.63%, 03/01/30 ............ 7,171 7,303,305
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 6,144 6,343,680
74,655,858
Cayman Islands — 0.0%
Pearl Holding II Ltd., 0.00%
(c)(d)(m)(n)
.. 3,340 94,077
Chile — 0.1%
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. 828 786,755
Celulosa Arauco y Constitucion SA,
5.15%
,
01/29/50
(a)
........... 1,047 1,190,177
Colbun SA, 3.15%
,
01/19/32
(a)
..... 1,576 1,556,103
Embotelladora Andina SA, 3.95%
,
01/21/50
(a)
................ 480 496,740
GNL Quintero SA, 4.63%
,
07/31/29
(d)
2,055 2,174,451
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 17,928 18,710,109
4.70%, 01/22/28 ............ 5,389 5,256,969
Latam Finance Ltd.
(g)(k)
6.88%, 04/11/24
(a)
........... 1,136 1,078,348
6.88%, 04/11/24
(d)
........... 3,000 2,847,750
Sable International Finance Ltd.,
5.75%
,
09/07/27
(d)
........... 4,129 4,227,064
Sociedad Quimica y Minera de Chile
SA, 3.50%
,
09/10/51
(a)
........ 2,514 2,422,553
VTR Comunicaciones SpA
(a)
5.13%, 01/15/28 ............ 5,743 5,848,169

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Chile (continued)
4.38%, 04/15/29 ............ USD 15,028 $ 14,952,860
61,548,048
China — 0.7%
Agile Group Holdings Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
9.22%), 6.87%
(b)(n)
......... 2,400 1,127,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(b)(n)
........ 700 327,819
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(b)(n)
........ 3,395 1,594,589
5.75%, 01/02/25 ............ 1,901 1,216,640
6.05%, 10/13/25 ............ 3,419 2,025,757
Baozun, Inc., 1.63%
,
05/01/24
(l)
.... 2,577 2,370,840
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 ............ 200 150,000
7.25%, 04/24/23 ............ 400 277,000
7.65%, 08/27/23 ............ 2,662 1,750,265
7.90%, 11/07/23 ............ 891 583,605
7.25%, 08/13/24 ............ 2,351 1,456,885
CFLD Cayman Investment Ltd.
(d)(g)(k)
8.63%, 02/28/21 ............ 1,427 377,709
7.13%, 04/08/22 ............ 300 77,906
8.60%, 04/08/24 ............ 2,617 707,899
China Aoyuan Group Ltd.
(d)
7.95%, 02/19/23 ............ 11,988 2,337,660
6.35%, 02/08/24 ............ 3,576 697,320
7.95%, 06/21/24 ............ 648 122,918
5.98%, 08/18/25 ............ 3,500 663,906
6.20%, 03/24/26 ............ 2,804 533,321
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(d)(g)(k)
.. CNY 2,990 —
China Conch Venture Holdings
International Ltd., 0.00%
,
09/05/23
(d)
(l)(m)
..................... HKD 51,000 7,618,731
China Evergrande Group
(d)(g)(k)
8.25%, 03/23/22 ............ USD 4,428 806,173
9.50%, 04/11/22 ............ 3,230 496,209
11.50%, 01/22/23 ........... 770 115,404
10.00%, 04/11/23 ........... 4,707 706,932
7.50%, 06/28/23 ............ 4,000 599,500
12.00%, 01/22/24 ........... 10,635 1,590,597
10.50%, 04/11/24 ........... 200 29,912
China Grand Automotive Services Ltd.,
8.63%
,
04/08/22
(d)
........... 3,750 2,436,328
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 ............ 5,800 5,104,000
7.38%, 04/09/24 ............ 3,649 3,088,149
7.00%, 05/02/25 ............ 1,483 1,197,522
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(b)(d)
(n)
...................... 250 257,469
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 ............ 200 197,437
6.00%, 07/16/25 ............ 1,000 976,300
5.95%, 10/20/25 ............ 3,359 3,258,230
5.25%, 05/13/26 ............ 4,220 3,982,836
4.45%, 08/17/26 ............ 1,918 1,783,141
Security
Par (000)
Par (000) Value
China (continued)
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(d)
(n)
...................... USD 10,420 $ 10,298,216
Country Garden Holdings Co. Ltd.
(d)
5.40%, 05/27/25 ............ 6,665 6,298,425
2.70%, 07/12/26 ............ 4,920 4,194,300
DaFa Properties Group Ltd., 9.95%
,
01/18/22
(d)
................ 3,690 3,357,531
Dexin China Holdings Co. Ltd.
(d)
11.88%, 04/23/22 ........... 1,083 848,666
9.95%, 12/03/22 ............ 2,737 1,919,834
Easy Tactic Ltd.
(d)
9.13%, 07/28/22 ............ 1,700 733,975
12.38%, 11/18/22 ........... 409 176,969
8.13%, 02/27/23 ............ 200 73,500
11.75%, 08/02/23 ........... 3,680 1,343,200
8.63%, 02/27/24 ............ 6,600 2,260,500
8.63%, 03/05/24 ............ 762 260,985
11.63%, 09/03/24 ........... 3,118 1,067,915
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(g)(k)(l)
... EUR 13,600 13,629,176
Fantasia Holdings Group Co. Ltd.
(d)(g)(k)
6.95%, 12/17/21 ............ USD 3,180 731,400
11.75%, 04/17/22 ........... 10,350 2,380,500
7.95%, 07/05/22 ............ 5,938 1,365,740
11.88%, 06/01/23 ........... 3,142 721,678
9.25%, 07/28/23 ............ 3,427 787,139
9.88%, 10/19/23 ............ 4,695 1,078,383
Fortune Star BVI Ltd.
(d)
5.95%, 10/19/25 ............ 5,961 5,973,518
5.00%, 05/18/26 ............ 9,322 8,937,002
5.05%, 01/27/27 ............ 1,640 1,558,164
Greenland Global Investment Ltd.
(d)
6.13%, 04/22/23 ............ 1,553 1,219,105
6.75%, 09/26/23 ............ 1,205 1,011,673
Guoren Property & Casualty Insurance
Co. Ltd., 3.35%
,
06/01/26
(d)
..... 2,033 2,033,793
Haimen Zhongnan Investment
Development International Co. Ltd.
(d)
12.00%, 06/08/22 ........... 1,868 652,049
10.88%, 06/18/22 ........... 2,192 766,515
Health & Happiness H&H International
Holdings Ltd., 5.63%
,
10/24/24
(d)
. 200 199,600
Hilong Holding Ltd., 9.75%
,
11/18/24
(d)
4,545 3,673,780
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24
(d)
........... 1,953 1,870,974
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(d)(g)(k)
.............. 3,193 1,228,307
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(d)
................ 2,542 1,402,834
Kaisa Group Holdings Ltd.
(d)(g)(k)
8.50%, 06/30/22 ............ 1,266 347,754
11.95%, 10/22/22 ........... 6,200 1,706,240
11.50%, 01/30/23 ........... 400 103,450
10.88%, 07/23/23 ........... 3,834 990,370
9.75%, 09/28/23 ............ 3,407 882,200
11.95%, 11/12/23 ........... 1,202 313,121
9.38%, 06/30/24 ............ 15,870 4,134,135
11.25%, 04/16/25 ........... 2,674 701,591
9.95%, 07/23/25 ............ 2,146 559,033
11.70%, 11/11/25 ........... 3,400 894,200

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
China (continued)
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(b)(d)(n)
................ USD 4,946 $ 4,599,780
Knight Castle Investments Ltd., 7.99%
,
01/23/21
(d)(g)(k)
.............. 6,000 4,198,125
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 ............ 1,499 1,136,710
7.40%, 03/05/24 ............ 2,003 1,487,228
5.88%, 11/10/24 ............ 3,414 2,475,150
6.30%, 02/13/26 ............ 1,470 1,036,350
Logan Group Co. Ltd.
(d)
5.75%, 01/14/25 ............ 2,707 2,588,704
5.25%, 10/19/25 ............ 3,355 3,103,375
4.85%, 12/14/26 ............ 200 180,937
4.50%, 01/13/28 ............ 4,417 3,951,835
Luye Pharma Group Ltd., 1.50%
,
07/09/24
(d)(l)
................ 11,860 11,923,268
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(d)(g)(k)
.............. 6,833 1,227,805
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ............ 2,122 1,952,240
4.80%, 12/15/24 ............ 2,910 2,611,725
4.50%, 05/02/26 ............ 4,417 3,752,518
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(d)(g)(k)
.............. HKD 8,000 102,596
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
USD 2,660 1,808,800
Powerlong Real Estate Holdings Ltd.,
7.13%
,
11/08/22
(d)
........... 2,860 2,616,900
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(d)(g)(k)
.............. 9,232 1,843,515
Redsun Properties Group Ltd.
(d)
9.95%, 04/11/22 ............ 300 169,500
9.70%, 04/16/23 ............ 4,244 1,925,211
7.30%, 01/13/25 ............ 3,403 1,430,962
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 ............ 839 809,635
5.90%, 03/05/25 ............ 3,459 3,319,559
6.00%, 09/04/25 ............ 3,840 3,685,200
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(d)
................ 3,518 3,267,518
Ronshine China Holdings Ltd.
(d)
5.50%, 02/01/22 ............ 6,000 4,474,875
8.75%, 10/25/22 ............ 4,260 1,746,600
8.95%, 01/22/23 ............ 2,012 754,500
8.10%, 06/09/23 ............ 1,270 457,200
7.35%, 12/15/23 ............ 1,902 713,250
6.75%, 08/05/24 ............ 1,826 657,360
7.10%, 01/25/25 ............ 7,824 2,934,000
Scenery Journey Ltd.
(d)(g)(k)
11.50%, 10/24/22 ........... 7,062 912,764
13.00%, 11/06/22 ........... 7,613 986,359
12.00%, 10/24/23 ........... 2,248 286,620
Seazen Group Ltd.
(d)
6.45%, 06/11/22 ............ 2,837 2,652,595
6.00%, 08/12/24 ............ 2,839 2,406,053
Shanghai Port Group BVI Holding Co.
Ltd., 0.00%
,
08/09/22
(d)(l)(m)
...... 737 812,864
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 ............ 300 186,750
4.60%, 07/13/30 ............ 8,359 4,839,443
3.45%, 01/11/31 ............ 3,053 1,736,394
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 ............ 300 293,906
Security
Par (000)
Par (000) Value
China (continued)
6.15%, 08/24/24 ............ USD 2,760 $ 2,704,800
5.50%, 03/03/25 ............ 5,071 4,866,575
5.50%, 06/29/26 ............ 315 296,002
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(d)(g)(k)
.............. 3,880 154,812
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(d)(n)
................ 2,044 1,671,992
Sunac China Holdings Ltd.
(d)
7.25%, 06/14/22 ............ 200 147,938
7.95%, 10/11/23 ............ 200 128,000
7.50%, 02/01/24 ............ 2,133 1,343,790
5.95%, 04/26/24 ............ 1,100 698,500
6.65%, 08/03/24 ............ 6,063 3,880,320
6.50%, 01/10/25 ............ 2,716 1,710,231
7.00%, 07/09/25 ............ 3,783 2,382,108
Times China Holdings Ltd.
(d)
5.75%, 04/26/22 ............ 5,000 4,026,250
6.75%, 07/16/23 ............ 500 369,781
6.20%, 03/22/26 ............ 3,413 2,319,773
5.75%, 01/14/27 ............ 5,845 3,943,549
Wanda Group Overseas Ltd.
(d)
7.50%, 07/24/22 ............ 5,820 5,441,700
8.88%, 03/21/23 ............ 3,830 3,360,825
Xiaomi Best Time International Ltd.,
0.00%
,
12/17/27
(d)(l)(m)
......... 1,700 1,632,850
Yango Justice International Ltd.
10.25%, 09/15/22 ........... 2,300 597,281
8.25%, 11/25/23
(d)
........... 2,403 624,029
7.50%, 04/15/24
(d)
........... 2,633 701,563
7.88%, 09/04/24
(d)
........... 1,150 298,641
7.50%, 02/17/25
(d)
........... 2,628 657,000
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 3,415 3,440,612
Yuzhou Group Holdings Co. Ltd.
(d)
8.50%, 02/04/23 ............ 2,250 742,500
6.00%, 10/25/23 ............ 6,795 2,208,375
8.50%, 02/26/24 ............ 7,500 2,193,750
8.38%, 10/30/24 ............ 2,450 796,250
7.38%, 01/13/26 ............ 8,674 2,385,350
6.35%, 01/13/27 ............ 2,714 745,502
Zhenro Properties Group Ltd.
(d)
9.15%, 05/06/23 ............ 6,555 4,588,500
7.10%, 09/10/24 ............ 4,177 2,735,935
7.35%, 02/05/25 ............ 1,411 898,454
6.63%, 01/07/26 ............ 1,411 906,568
ZhongAn Online P&C Insurance Co.
Ltd.
(d)
3.13%, 07/16/25 ............ 3,650 3,522,250
3.50%, 03/08/26 ............ 2,691 2,610,270
Zhou Hei Ya International Holdings Co.
Ltd., 1.00%
,
11/05/25
(d)(l)
....... HKD 20,000 2,406,192
315,527,096
Colombia — 0.3%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ USD 25,111 25,110,075
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)(b)
(n)
...................... 5,365 5,421,333

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Colombia (continued)
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... USD 3,636 $ 3,609,412
Bancolombia SA, 3.00%
,
01/29/25 .. 1,418 1,412,505
Frontera Energy Corp., 7.88%
,
06/21/28
(a)
................ 8,715 8,150,159
Geopark Ltd.
(a)
6.50%, 09/21/24 ............ 504 515,907
5.50%, 01/17/27 ............ 4,838 4,655,970
Grupo Aval Ltd.
4.75%, 09/26/22
(d)
........... 4,000 4,065,750
4.38%, 02/04/30
(a)
........... 25,157 24,100,406
Millicom International Cellular SA
6.63%, 10/15/26
(a)
........... 5,400 5,632,200
5.13%, 01/15/28
(a)
........... 1,661 1,720,380
5.13%, 01/15/28
(d)
........... 2,500 2,588,957
4.50%, 04/27/31
(a)
........... 13,117 13,201,441
Promigas SA ESP
3.75%, 10/16/29
(a)
........... 8,625 8,483,766
3.75%, 10/16/29
(d)
........... 5,000 4,918,125
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ 2,670 2,819,019
116,405,405
Cyprus — 0.1%
ASG Finance Designated Activity Co.,
7.88%
,
12/03/24
(a)
........... 13,837 13,352,705
Bank of Cyprus PCL
(EUR Swap Annual 5 Year +
2.79%), 2.50%, 06/24/27
(b)(d)
.. EUR 6,642 7,221,631
20,574,336
Denmark — 0.0%
(d)
Danske Bank A/S, (EUR Swap Annual 5
Year + 1.90%), 1.50%
,
09/02/30
(b)
11,256 13,017,048
Nassa Topco A/S, 2.88%
,
04/06/24 .. 3,500 4,028,582
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.13%
(b)(n)
1,400 1,697,459
18,743,089
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 7,364 7,590,903
Finland — 0.0%
Citycon OYJ
(EUR Swap Annual 5 Year +
4.71%), 4.50%
(b)(d)(n)
........ EUR 2,267 2,564,497
France — 1.2%
Accor SA, 0.70%
,
12/07/27
(d)(l)
..... 2,822 1,657,552
Adevinta ASA
(d)
2.63%, 11/15/25 ............ 1,181 1,371,460
3.00%, 11/15/27 ............ 741 863,776
Air France-KLM, 3.88%
,
07/01/26
(d)
.. 6,300 6,913,033
Altice France SA
(d)
2.50%, 01/15/25 ............ 10,988 12,322,190
2.13%, 02/15/25 ............ 6,219 6,885,424
5.88%, 02/01/27 ............ 11,871 14,106,421
4.13%, 01/15/29 ............ 18,591 21,007,110
4.25%, 10/15/29 ............ 8,476 9,577,552
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(b)(d)(n)
......... 2,300 2,621,169
Security
Par (000)
Par (000) Value
France (continued)
BNP Paribas SA
(b)(n)
(USD Swap Semi 5 Year + 4.92%),
6.75%
(d)
................ USD 10,000 $ 10,100,000
(LIBOR USD 6 Month + 0.08%),
0.23% ................. 1,090 1,027,325
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)
................ 4,000 4,305,200
(USD Swap Semi 5 Year + 5.15%),
7.37%
(d)
................ 3,800 4,317,750
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 2,563 2,772,363
Burger King France SAS, (EURIBOR 3
Month + 4.75%), 4.75%
,
11/01/26
(b)(d)
3,575 4,126,032
CAB SELAS
3.38%, 02/01/28
(d)
........... 5,802 6,596,765
Carrefour SA, 0.00%
,
06/14/23
(d)(l)(m)
. USD 2,600 2,560,761
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 1.26%
(b)(n)
......... EUR 5,674 2,320,378
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(d)(n)
........ 11,900 8,840,168
6.63%, 01/15/26
(d)
........... 800 918,915
5.25%, 04/15/27
(d)
........... 4,017 4,325,616
CGG SA, 7.75%
,
04/01/27
(d)
...... 7,096 8,010,126
Chrome Bidco SASU, 3.50%
,
05/31/28
(d)
................ 12,421 14,247,312
Chrome Holdco SASU, 5.00%
,
05/31/29
(d)
................ 3,045 3,466,733
CMA CGM SA, 7.50%
,
01/15/26
(d)
... 8,374 10,490,153
Engie SA
(d)
(EUR Swap Annual 5 Year +
2.09%), 1.88%
(b)(n)
......... 200 225,719
2.00%, 09/28/37 ............ 1,700 2,166,860
Eutelsat SA, 2.00%
,
10/02/25
(d)
.... 3,000 3,535,487
Faurecia SE
(d)
2.75%, 02/15/27 ............ 4,585 5,315,758
3.75%, 06/15/28 ............ 2,612 3,103,864
2.38%, 06/15/29 ............ 1,448 1,656,791
Getlink SE, 3.50%
,
10/30/25
(d)
..... 6,533 7,657,980
Goldstory SASU
(d)
5.38%, 03/01/26 ............ 5,982 6,946,717
(EURIBOR 3 Month + 5.50%),
5.50%, 03/01/26
(b)
......... 2,550 2,939,465
Iliad Holding SAS
(d)
5.13%, 10/15/26 ............ 5,052 6,003,339
5.63%, 10/15/28 ............ 300 359,502
IPD 3 BV, 5.50%
,
12/01/25
(d)
...... 1,537 1,796,596
Korian SA
(d)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(n)
............... GBP 2,700 3,640,899
(EURIBOR 6 Month + 9.00%),
1.88%
(b)(l)(n)
.............. EUR 3,922 1,908,462
0.88%, 03/06/27
(l)
........... 5,441 3,535,752
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 9,400 10,509,972
5.13%, 05/15/25 ............ 5,800 6,549,576
6.63%, 05/15/25 ............ GBP 3,771 5,046,916
La Poste SA, (EUR Swap Annual 5
Year + 2.44%), 3.12%
(b)(d)(n)
..... EUR 14,200 16,790,314
Laboratoire Eimer Selas, 5.00%
,
02/01/29
(d)
................ 1,296 1,492,390
Lion/Polaris SA, (EURIBOR 3 Month +
4.00%), 4.00%
,
07/01/26
(b)(d)
.... 1,431 1,639,376

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
France (continued)
Loxam SAS
(d)
3.50%, 04/15/22 ............ EUR 235 $ 267,371
3.50%, 05/03/23 ............ 1,315 1,495,331
4.25%, 04/15/24 ............ 926 1,060,840
3.25%, 01/14/25 ............ 2,962 3,379,319
3.75%, 07/15/26 ............ 6,723 7,768,947
5.75%, 07/15/27 ............ 928 1,088,224
Lune Holdings Sarl, 5.63%
,
11/15/28
(d)
4,025 4,582,463
Novafives SAS, 5.00%
,
06/15/25
(d)
.. 2,747 2,935,903
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,900 8,169,876
Paprec Holding SA, 3.50%
,
07/01/28
(d)
5,195 5,986,688
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%
,
07/20/27
(b)(d)
.... 943 1,077,632
Picard Bondco SA, 5.38%
,
07/01/27
(d)
7,200 8,238,186
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
8,469 9,750,429
Quatrim SASU, 5.88%
,
01/15/24
(d)
.. 1,169 1,365,278
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%
,
02/18/30
(b)(d)
3,800 4,334,935
Renault SA, 2.38%
,
05/25/26
(d)
..... 2,100 2,405,793
Rubis Terminal Infra SAS, 5.63%
,
05/15/25
(d)
................ 8,542 10,101,913
Societe Generale SA
(b)
(USD Swap Semi 5 Year + 4.30%),
7.37%
(d)(n)
............... USD 8,700 9,330,750
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(n)
............... 5,400 6,241,914
(USD Swap Semi 5 Year + 3.93%),
6.75%
(d)(n)
............... 2,700 2,963,250
(EURIBOR 3 Month + 1.28%),
0.87%, 09/22/28
(d)
......... EUR 9,900 11,360,034
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(n)
......... USD 3,700 3,886,480
(EUR Swap Annual 5 Year +
1.60%), 1.12%, 06/30/31
(d)
... EUR 40,500 45,972,306
Tereos Finance Groupe I SA, 7.50%
,
10/30/25
(d)
................ 7,771 9,482,784
TotalEnergies SE
(d)
Series FP, 0.50%, 12/02/22
(l)
.... USD 10,600 10,803,508
Series NC7, (EUR Swap Annual 5
Year + 1.99%), 1.62%
(b)(n)
.... EUR 6,713 7,575,112
(EUR Swap Annual 5 Year +
2.40%), 2.00%
(b)(n)
......... 17,525 19,628,987
Series NC12, (EUR Swap Annual 5
Year + 2.51%), 2.13%
(b)(n)
.... 30,138 33,066,240
Vallourec SA, 8.50%
,
06/30/26
(d)
.... 9,531 11,171,149
Veolia Environnement SA
(b)(d)(n)
(EUR Swap Annual 5 Year +
2.71%), 2.25% ........... 12,900 14,925,014
(EUR Swap Annual 5 Year +
2.84%), 2.50% ........... 34,800 39,669,325
558,659,000
Germany — 1.4%
ADLER Group SA
(d)
2.00%, 11/23/23
(e)(l)
.......... 3,000 3,032,711
3.25%, 08/05/25 ............ 10,500 10,364,335
2.75%, 11/13/26 ............ 8,000 7,650,720
2.25%, 01/14/29 ............ 1,000 942,109
ADLER Real Estate AG, 3.00%
,
04/27/26
(d)
................ 1,200 1,253,488
Allianz SE, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.17%), 3.20%
(b)(d)(n)
..... USD 8,800 8,448,000
Security
Par (000)
Par (000) Value
Germany (continued)
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.38%
(b)(d)(n)
..... EUR 2,600 $ 3,055,238
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(d)(n)
12,000 14,037,705
Bayer AG
(b)(d)
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74 .... 8,661 10,217,994
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79 ..... 34,200 38,888,029
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(b)(d)
.......... 30,300 35,315,843
BK LC Lux Finco1 SARL
5.25%, 04/30/29
(d)
........... 419 492,770
CeramTec BondCo GmbH, 5.25%
,
12/15/25
(d)
................ 880 1,013,051
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ 6,327 7,322,144
4.38%, 01/15/28 ............ 14,427 17,115,718
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)(d)(n)
.... 11,400 14,130,777
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... 10,300 11,520,866
Deutsche Bahn Finance GmbH
(d)
(EUR Swap Annual 5 Year +
1.26%), 0.95%
(b)(n)
......... 11,400 12,914,006
1.13%, 05/29/51 ............ 3,800 4,242,534
Deutsche Bank AG
(d)
(EUR Swap Annual 5 Year +
4.70%), 6.00%
(b)(n)
......... 4,200 4,829,517
1.75%, 01/17/28 ............ 3,700 4,401,892
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ 2,900 3,293,396
2.00%, 07/14/24 ............ 6,600 7,457,744
2.88%, 02/11/25 ............ 100 114,116
2.88%, 05/16/27 ............ 3,800 4,231,831
3.75%, 02/11/28 ............ 2,400 2,749,877
3.50%, 07/14/29 ............ 8,800 9,893,565
DIC Asset AG, 2.25%
,
09/22/26
(d)
... 6,800 7,335,355
Douglas GmbH, 6.00%
,
04/08/26
(d)
.. 8,500 9,648,218
Fraport AG Frankfurt Airport Services
Worldwide
(d)
2.13%, 07/09/27 ............ 8,694 10,346,979
1.88%, 03/31/28 ............ 5,590 6,546,995
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 3,219 3,760,483
4.13%, 05/15/28 ............ 6,082 7,134,816
HT Troplast GmbH, 9.25%
,
07/15/25
(d)
1,043 1,276,985
IHO Verwaltungs GmbH
(o)
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25
(d)
.............. 2,928 3,375,197
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)
............. 5,528 6,419,825
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 800 823,000
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 ............ EUR 2,222 2,510,774
7.25%, 09/30/25 ............ 1,494 1,726,664
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
........... 55,848 63,351,172
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,866 2,190,830
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 6,091 7,035,419

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Germany (continued)
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ EUR 3,300 $ 3,843,086
ProGroup AG, 3.00%
,
03/31/26
(d)
... 8,700 10,016,381
Renk AG, 5.75%
,
07/15/25
(d)
...... 3,949 4,669,030
Schenck Process Holding GmbH,
5.38%
,
06/15/23
(d)
........... 1,301 1,478,241
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.53%
(b)(d)(n)
................ 3,682 3,647,003
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 7,056 8,257,579
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... 1,303 1,466,851
Tele Columbus AG, 3.88%
,
05/02/25
(d)
3,533 3,961,986
thyssenkrupp AG
(d)
1.88%, 03/06/23 ............ 4,761 5,490,669
2.88%, 02/22/24 ............ 12,941 15,138,495
2.50%, 02/25/25 ............ 329 388,725
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(d)
................ 1,890 2,266,751
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ 7,333 8,619,951
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(b)
......... 6,720 7,723,402
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 9,185,822
Traton Finance Luxembourg SA,
1.25%
,
03/24/33
(d)
........... EUR 11,400 12,801,998
TUI AG, 5.00%
,
04/16/28
(d)(l)
....... 3,000 3,350,707
Volkswagen International Finance NV
(b)
(d)(n)
(EUR Swap Annual 5 Year +
2.54%), 2.70% ........... 7,800 9,046,806
Series NC6, (EUR Swap Annual 6
Year + 2.97%), 3.38% ...... 11,300 13,547,773
(EUR Swap Annual 12 Year +
2.97%), 4.62% ........... 4,641 5,904,622
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(d)
................ 19,300 21,603,024
Vonovia SE
(d)
1.50%, 06/14/41 ............ 17,700 19,353,009
1.63%, 09/01/51 ............ 6,400 6,661,781
Wintershall Dea Finance 2 BV, Series
NC5, (EUR Swap Annual 5 Year +
2.92%), 2.50%
(b)(d)(n)
.......... 26,000 29,050,066
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,400 1,601,073
2.50%, 10/23/27 ............ 2,100 2,424,599
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 8,800 10,469,646
2.00%, 05/06/27 ............ 8,400 9,552,880
2.75%, 05/25/27 ............ 3,500 4,082,440
2.25%, 05/03/28 ............ 2,100 2,381,693
3.75%, 09/21/28 ............ 28,100 34,471,219
644,869,996
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 262 286,890
Guatemala — 0.0%
Central American Bottling Corp.
5.75%, 01/31/27
(a)
........... 8,799 9,020,625
5.75%, 01/31/27
(d)
........... 3,049 3,125,797
Security
Par (000)
Par (000) Value
Guatemala (continued)
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... USD 680 $ 730,150
12,876,572
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... 692 692,245
Hong Kong — 0.1%
Bank of East Asia Ltd. (The)
(b)(d)(n)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87% ........... 4,290 4,469,107
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 4,255 4,473,069
FWD Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.08%), 5.50%
(b)(d)(n)
..... 2,067 2,025,660
Li & Fung Ltd., 4.38%
,
10/04/24
(d)
... 2,200 2,240,287
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(d)
........... 1,150 1,134,403
5.63%, 07/17/27
(d)
........... 200 197,600
5.38%, 12/04/29
(a)
........... 392 378,599
Nan Fung Treasury III Ltd., 5.00%
(d)(n)
2,280 2,288,265
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(b)(d)(n)
................ 3,391 3,435,507
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(b)(d)
(n)
...................... 9,106 8,946,645
NWD MTN Ltd., 4.13%
,
07/18/29
(d)
.. 11,000 11,088,000
REXLot Holdings Ltd.
(d)(g)(k)(l)
6.00%, 04/28/17 ............ HKD 1,103 44,020
4.50%, 04/17/19 ............ 15,091 19,354
Sino Biopharmaceutical Ltd., 0.00%
,
02/17/25
(d)(l)(m)
.............. EUR 9,567 10,380,104
51,120,620
India — 0.5%
ABJA Investment Co. Pte. Ltd.
(d)
5.95%, 07/31/24 ............ USD 400 433,000
5.45%, 01/24/28 ............ 6,421 7,012,936
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30
(d)
................ 10,951 10,812,744
Adani Green Energy UP Ltd., 6.25%
,
12/10/24
(a)
................ 200 216,475
Adani Transmission Ltd.
(d)
4.00%, 08/03/26 ............ 3,579 3,756,384
4.25%, 05/21/36 ............ 8,692 8,865,453
Azure Power Energy Ltd., 3.58%
,
08/19/26
(a)
................ 1,807 1,822,247
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24
(d)
........... 2,836 2,978,332
Bharti Airtel Ltd., 3.25%
,
06/03/31
(d)
. 6,163 6,249,097
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(d)
........... 2,171 2,280,636
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 4,300 4,445,340
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 10,250 10,467,350
4.50%, 02/09/27
(d)
........... 2,953 3,015,432

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
India (continued)
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ USD 5,990 $ 5,970,533
4.25%, 10/27/27 ............ 200 193,162
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
6,710 6,776,918
Greenko Investment Co., 4.88%
,
08/16/23
(d)
................ 200 202,000
Greenko Mauritius Ltd., 6.25%
,
02/21/23
(d)
................ 200 203,250
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 ............ 200 204,000
5.95%, 07/29/26 ............ 2,454 2,610,442
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.93%), 3.70%
(b)(d)(n)
.... 8,800 8,767,000
Hindustan Petroleum Corp. Ltd., 4.00%
,
07/12/27
(d)
................ 2,149 2,255,510
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(d)
................ 1,910 1,991,175
ICICI Bank Ltd., 3.80%
,
12/14/27
(d)
.. 2,145 2,274,772
India Cleantech Energy, 4.70%
,
08/10/26
(a)
................ 2,304 2,337,840
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 4,629 4,779,442
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 7,545 7,554,431
JSW Steel Ltd., 5.38%
,
04/04/25
(d)
.. 1,860 1,948,350
Manappuram Finance Ltd., 5.90%
,
01/13/23
(d)
................ 2,633 2,688,951
Muthoot Finance Ltd.
6.13%, 10/31/22
(a)
........... 4,559 4,673,830
4.40%, 09/02/23
(d)
........... 2,832 2,888,640
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(d)(n)
.... 7,662 8,051,325
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 4,789 5,088,313
REC Ltd., 3.88%
,
07/07/27
(d)
...... 1,906 1,993,914
ReNew Power Ltd., 6.45%
,
09/27/22
(d)
200 202,662
ReNew Power Synthetic
6.67%, 03/12/24
(a)
........... 200 207,850
6.67%, 03/12/24
(d)
........... 8,000 8,314,000
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 ............ 3,401 3,456,436
5.10%, 07/16/23 ............ 5,101 5,215,773
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(d)
........... 8,785 8,477,086
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 2,600 2,626,000
UPL Corp. Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.87%), 5.25%
(b)(n)
......... 3,204 3,218,618
4.50%, 03/08/28 ............ 4,875 5,136,422
4.63%, 06/16/30 ............ 1,725 1,815,347
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
........... 4,266 4,170,815
13.88%, 01/21/24
(d)
.......... 3,402 3,600,379
8.95%, 03/11/25
(a)
........... 22,225 21,724,937
8.95%, 03/11/25
(d)
........... 4,251 4,155,353
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 4,358,750
Security
Par (000)
Par (000) Value
India (continued)
Videocon Industries Ltd., 0.00%
,
12/31/20
(c)(d)(e)(g)(k)(l)
........... USD 735 $ 219,197
212,708,849
Indonesia — 0.2%
Global Prime Capital Pte. Ltd.
(d)
5.50%, 10/18/23 ............ 200 201,000
5.95%, 01/23/25 ............ 3,636 3,690,540
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 6,210 7,076,281
Majapahit Holding BV, 7.88%
,
06/29/37
(d)
................ 4,650 6,523,950
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26
(d)
................ 3,406 3,521,123
Medco Platinum Road Pte. Ltd., 6.75%
,
01/30/25
(d)
................ 3,406 3,474,759
Minejesa Capital BV, 5.63%
,
08/10/37
(d)
2,000 2,085,375
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(a)
........... 17,113 18,752,639
4.85%, 10/14/38
(d)
........... 14,450 15,834,491
Star Energy Geothermal Wayang
Windu Ltd.
6.75%, 04/24/33
(a)
........... 168 185,227
6.75%, 04/24/33
(d)
........... 2,684 2,963,630
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ............ 2,643 2,780,932
6.75%, 10/31/26 ............ 200 200,500
67,290,447
Ireland — 0.1%
AerCap Ireland Capital DAC, 2.45%
,
10/29/26 ................. 4,674 4,712,327
AIB Group plc
(b)(d)(n)
(EUR Swap Annual 5 Year +
5.70%), 5.25% ........... EUR 4,796 5,787,861
(EUR Swap Annual 5 Year +
6.63%), 6.25% ........... 11,061 13,930,949
Bank of Ireland Group plc
(b)(d)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 2.70%),
3.12%, 09/19/27 .......... GBP 6,800 9,273,723
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.50%), 4.12%, 09/19/27 .... USD 5,725 5,788,119
(EUR Swap Annual 5 Year +
1.65%), 1.37%, 08/11/31 ..... EUR 10,525 11,844,073
51,337,052
Israel — 0.2%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(b)(d)
.............. USD 6,405 6,409,003
Energean Israel Finance Ltd.
(a)(d)
4.50%, 03/30/24 ............ 2,101 2,103,035
4.88%, 03/30/26 ............ 1,928 1,913,418
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(d)
...................... 2,707 2,781,478
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ EUR 5,523 6,756,780
4.50%, 03/01/25 ............ 4,977 5,871,010
1.88%, 03/31/27
(d)
........... 3,401 3,560,581
3.75%, 05/09/27 ............ 11,743 13,292,532
1.63%, 10/15/28
(d)
........... 1,322 1,308,776
4.38%, 05/09/30 ............ 8,704 9,781,300

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Israel (continued)
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 ............ USD 4,650 $ 4,623,262
5.13%, 05/09/29 ............ 6,170 6,048,513
64,449,688
Italy — 0.8%
ASTM SpA
(d)
1.50%, 01/25/30 ............ EUR 5,200 5,831,421
2.38%, 11/25/33 ............ 3,725 4,217,053
Banco BPM SpA
(b)(d)
(EUR Swap Annual 5 Year +
4.18%), 4.37%, 09/21/27 .... 7,400 8,567,854
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 1,217 1,478,254
(EUR Swap Annual 5 Year +
3.80%), 3.25%, 01/14/31 .... 400 457,673
(EUR Swap Annual 5 Year +
3.17%), 2.87%, 06/29/31 .... 15,813 17,763,083
Brunello Bidco SpA, (EURIBOR 3
Month + 3.75%), 3.75%
,
02/15/28
(b)
(d)
...................... 5,200 5,909,165
Cedacri Mergeco SpA
(EURIBOR 3 Month + 4.63%),
4.62%, 05/15/28
(b)(d)
........ 3,129 3,569,363
Centurion Bidco SpA, 5.88%
,
09/30/26
(d)
................ 6,375 7,457,531
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.88%
,
06/30/26
(b)(d)
.... 2,276 2,595,867
doValue SpA, 3.38%
,
07/31/26
(d)
... 7,378 8,488,051
Enel SpA, Series 6.5Y, (EUR Swap
Annual 5 Year + 1.72%), 1.37%
(b)(d)(n)
12,200 13,545,097
Eni SpA
(b)(d)(n)
Series NC9, (EUR Swap Annual 5
Year + 3.64%), 3.38% ...... 5,212 6,221,061
Series NC9, (EUR Swap Annual 5
Year + 2.77%), 2.75% ...... 22,142 25,175,644
Gamma Bidco SpA
(d)
5.13%, 07/15/25 ............ 4,201 4,806,753
6.25%, 07/15/25 ............ 2,876 3,358,803
IMA Industria Macchine Automatiche
SpA
(d)
3.75%, 01/15/28 ............ 2,608 2,943,358
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 2,931 3,337,137
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year +
6.07%), 5.87%
(b)(d)(n)
........ 4,979 6,178,765
(USD Swap Semi 5 Year + 5.46%),
7.70%
(a)(b)(n)
.............. USD 7,300 8,176,000
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(d)(n)
........ EUR 7,257 10,007,462
(EUR Swap Annual 5 Year +
5.85%), 5.50%
(b)(d)(n)
........ 2,900 3,598,614
0.75%, 03/16/28
(d)
........... 1,900 2,156,985
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29
(b)(d)
.. 1,501 1,873,789
5.15%, 06/10/30
(d)
........... GBP 1,300 1,964,371
1.35%, 02/24/31
(d)
........... EUR 12,970 14,480,498
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(d)(n)
........ 11,375 14,763,499
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(d)
................ 18,500 20,561,303
KME SE, 6.75%
,
02/01/23
(d)
....... 1,422 1,549,332
Security
Par (000)
Par (000) Value
Italy (continued)
Leather 2 SpA
(EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(b)(d)
........ EUR 1,439 $ 1,640,349
Nexi SpA, 0.00%
,
02/24/28
(d)(l)(m)
.... 7,300 7,805,709
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 6,018 7,289,989
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 2,059 2,341,828
6.75%, 10/30/25 ............ 10,368 12,230,516
Snam SpA, 0.88%
,
10/25/26
(d)
..... 10,650 12,442,046
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(b)(d)
.......... 700 901,929
Taurus Law 130 Securities SRL,
(Acquired 12/21/21, cost
$30,079,350), (3M EURIBOR +
2.30%), 0.00%
,
08/24/26
(b)(c)(i)(l)
... 26,659 30,351,272
Telecom Italia Capital SA, 6.38%
,
11/15/33 .................. USD 3,455 3,720,361
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 1,428 2,160,363
Telecom Italia SpA
(d)
1.13%, 03/26/22
(l)
........... 2,200 2,506,887
4.00%, 04/11/24 ............ 5,593 6,670,093
2.75%, 04/15/25 ............ 2,859 3,323,118
3.00%, 09/30/25 ............ 800 935,847
2.88%, 01/28/26 ............ 1,200 1,395,232
1.63%, 01/18/29 ............ 3,896 4,058,570
UniCredit SpA
(b)(d)
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(n)
.......... 5,000 6,019,819
(EUR Swap Annual 5 Year +
4.93%), 5.38%
(n)
.......... 5,600 6,750,167
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(n)
.......... 1,500 2,004,232
(EURIBOR Swap Rate 5 Year +
4.08%), 3.88%
(n)
.......... 2,200 2,395,119
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 2,028 2,476,595
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 1,400 1,606,026
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... 1,200 1,392,901
Unipol Gruppo SpA, 3.25%
,
09/23/30
(d)
2,000 2,582,391
Verde Bidco SpA, 4.63%
,
10/01/26
(d)
. 909 1,057,147
337,092,292
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 8.00%
,
(8.00% Cash or 8.00% PIK),
04/01/25
(o)
................ USD 4,934 4,530,474
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,986,514
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(o)
.......... 2,751 2,813,307
8.00%, 12/31/26 ............ 1,933 1,884,545
Digicel Ltd., 6.75%
,
03/01/23 ...... 1,198 1,156,070
15,370,910
Japan — 0.3%
HIS Co. Ltd., 0.00%
,
11/15/24
(d)(l)(m)
.. JPY 440,000 3,136,573
Mitsubishi Chemical Holdings Corp.
(d)
(l)(m)
0.00%, 03/30/22 ............ 1,560,000 13,544,727
0.00%, 03/29/24 ............ 420,000 3,724,246

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Japan (continued)
Nissan Motor Co. Ltd.
3.20%, 09/17/28
(d)
........... EUR 4,245 $ 5,378,919
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(d)(n)
11,487 12,855,624
Rohm Co. Ltd., 0.00%
,
12/05/24
(d)(l)(m)
JPY 280,000 2,628,880
SBI Holdings, Inc., 0.00%
,
09/13/23
(d)(l)
(m)
...................... 530,000 4,920,803
Shizuoka Bank Ltd. (The), (LIBOR USD
3 Month - 0.50%), 0.00%
,
01/25/23
(b)
(d)(l)
...................... USD 1,900 1,862,000
SoftBank Group Corp.
(d)
5.38%, 07/30/22 ............ 796 803,960
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(n)
............... 14,375 14,249,219
2.13%, 07/06/24 ............ EUR 3,601 4,047,590
4.50%, 04/20/25 ............ 789 934,207
4.75%, 07/30/25 ............ 4,839 5,784,662
3.13%, 09/19/25 ............ 7,914 9,010,089
2.88%, 01/06/27 ............ 4,306 4,645,006
5.00%, 04/15/28 ............ 15,708 18,375,356
3.38%, 07/06/29 ............ 3,129 3,313,001
4.00%, 09/19/29 ............ 19,330 21,291,971
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 ............ USD 7,225 7,075,097
3.18%, 07/09/50 ............ 3,973 4,004,789
141,586,719
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
3.50%
,
04/14/33
(a)
........... 5,332 5,534,616
Kuwait — 0.1%
Ahli United Sukuk Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.01%), 3.88%
(b)(d)
(n)
...................... 4,175 4,142,383
Al Ahli Bank of Kuwait KSCP, (USD
Swap Semi 5 Year + 4.17%),
7.25%
(b)(d)(n)
................ 200 210,287
Burgan Bank SAK, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.01%), 5.75%
(b)(d)(n)
.... 6,400 6,415,200
Equate Petrochemical BV
4.25%, 11/03/26
(a)
........... 1,435 1,558,589
4.25%, 11/03/26
(d)
........... 3,000 3,258,375
2.63%, 04/28/28
(a)
........... 7,617 7,636,043
MEGlobal Canada ULC
5.00%, 05/18/25
(a)
........... 10,370 11,308,485
5.88%, 05/18/30
(d)
........... 9,100 11,018,394
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(a)(b)(n)
17,821 17,581,530
63,129,286
Luxembourg — 0.5%
Albion Financing 1 SARL, 5.25%
,
10/15/26
(d)
................ EUR 2,075 2,380,460
Altice Financing SA
(d)
2.25%, 01/15/25 ............ 8,716 9,673,162
3.00%, 01/15/28 ............ 23,804 25,649,603
4.25%, 08/15/29 ............ 13,736 15,278,752
Altice France Holding SA
8.00%, 05/15/27
(a)
........... 1,120 1,347,264
8.00%, 05/15/27
(d)
........... 1,237 1,488,004
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 ............ 9,697 11,081,435
6.25%, 04/01/28 ............ GBP 7,290 9,744,037
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Cullinan Holdco SCSp, 4.63%
,
10/15/26
(d)
................ EUR 2,137 $ 2,460,832
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%
,
11/28/22
(d)
USD 2,703 2,753,702
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ EUR 22,762 26,860,418
7.75%, 11/01/25 ............ GBP 11,274 15,851,245
Herens Midco SARL, 5.25%
,
05/15/29
(d)
EUR 5,007 5,346,516
HSE Finance SARL, 5.63%
,
10/15/26
(d)
2,312 2,691,105
Intelsat Jackson Holdings SA, 9.50%
,
09/30/22
(a)(e)
............... USD 2,000 2,317,500
Kleopatra Finco SARL, 4.25%
,
03/01/26
(d)
................ EUR 100 109,723
Matterhorn Telecom SA, 4.00%
,
11/15/27
(d)
................ 9,173 10,652,330
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26
(d)
................ 1,701 2,072,150
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25
(d)
................ 8,610 10,005,887
SES SA
(b)(d)(n)
(EUR Swap Annual 5 Year +
5.40%), 5.63% ........... 14,300 17,414,132
(EUR Swap Annual 5 Year +
3.19%), 2.87% ........... 34,433 39,250,973
Summer BC Holdco A SARL, 9.25%
,
10/31/27
(d)
................ 2,587 3,173,217
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 15,232 18,032,869
235,635,316
Macau — 0.1%
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 ............ USD 2,831 2,710,683
4.85%, 01/27/28 ............ 3,091 2,942,825
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... 327 325,631
5.25%, 06/18/25
(d)
........... 750 740,531
5.88%, 05/15/26
(a)
........... 327 327,470
5.88%, 05/15/26
(d)
........... 1,150 1,151,653
4.75%, 02/01/27
(d)
........... 4,816 4,605,300
Sands China Ltd., 4.38%
,
06/18/30 .. 13,016 13,260,701
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
........... 750 723,890
5.00%, 01/15/29
(a)
........... 3,100 2,784,769
Wynn Macau Ltd.
4.88%, 10/01/24
(a)
........... 747 700,219
4.88%, 10/01/24
(d)
........... 200 187,475
5.50%, 01/15/26
(d)
........... 4,456 4,144,080
5.50%, 10/01/27
(a)
........... 327 304,110
5.50%, 10/01/27
(d)
........... 200 186,000
5.13%, 12/15/29
(a)
........... 435 387,150
35,482,487
Malaysia — 0.1%
(d)
Cindai Capital Ltd., 0.00%
,
02/08/23
(l)(m)
25,238 25,732,718
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 2,137 2,202,179
Tenaga Nasional Bhd., 7.50%
,
01/15/96 6,050 8,187,102
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,438,906
37,560,905
Mexico — 0.4%
Alfa SAB de CV
6.88%, 03/25/44
(a)
........... 2,070 2,704,584
6.88%, 03/25/44
(d)
........... 725 947,258

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Mexico (continued)
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
USD 2,495 $ 2,499,366
Axtel SAB de CV, 6.38%
,
11/14/24
(a)
. 10,148 10,432,144
Banco Mercantil del Norte SA
(a)(b)(n)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 3,316 3,433,718
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.87% ........... 11,350 11,271,969
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63% ........... 6,555 6,515,260
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)(d)
............... 5,639 5,789,843
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 10,521 10,570,317
Cemex SAB de CV
3.13%, 03/19/26
(d)
........... EUR 3,636 4,214,099
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(n)
........ USD 4,575 4,735,125
5.45%, 11/19/29
(d)
........... 744 798,079
5.20%, 09/17/30
(a)
........... 3,750 4,020,234
3.88%, 07/11/31
(a)
........... 818 815,444
Coca-Cola Femsa SAB de CV, 1.85%
,
09/01/32 ................. 219 206,312
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 3,213 3,652,378
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
10,769 11,073,897
FEL Energy VI SARL, 5.75%
,
12/01/40
(d)
................ 11,810 11,705,457
Fresnillo plc, 4.25%
,
10/02/50
(a)
.... 1,899 1,988,372
Grupo Axo SAPI de CV, 5.75%
,
06/08/26
(a)
................ 3,530 3,533,971
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(n)
...................... 3,394 3,507,063
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(a)
................ 1,458 1,593,138
Kimberly-Clark de Mexico SAB de CV,
2.43%
,
07/01/31
(a)
........... 967 959,445
Metalsa S A P I De Cv, 3.75%
,
05/04/31
(d)
................ 5,000 4,822,813
Mexico City Airport Trust
4.25%, 10/31/26
(a)
........... 2,964 3,142,396
5.50%, 07/31/47
(d)
........... 30,208 30,157,024
Nemak SAB de CV
3.63%, 06/28/31
(a)
........... 1,241 1,204,778
3.63%, 06/28/31
(d)
........... 5,000 4,854,063
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 22,234 20,619,256
Trust Fibra Uno, 5.25%
,
01/30/26
(a)
.. 3,011 3,293,281
175,061,084
Mongolia — 0.0%
Mongolian Mining Corp., 9.25%
,
04/15/24
(d)
................ 5,675 4,649,244
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 3,687 3,834,480
Security
Par (000)
Par (000) Value
Netherlands — 0.5%
Athora Netherlands NV, (USD Swap
Rate 5 Year + 4.17%), 6.25%
(b)(d)(n)
USD 18,200 $ 18,768,750
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.10%),
4.62%
(b)(d)(n)
................ EUR 3,800 4,731,891
ING Groep NV
(b)
(EUR Swap Annual 5 Year +
1.20%), 1.00%, 11/13/30
(d)
... 12,900 14,735,997
(SOFR + 1.32%), 2.73%, 04/01/32 USD 5,327 5,438,520
Intertrust Group BV, 3.38%
,
11/15/25
(d)
EUR 6,316 7,316,604
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(b)(d)(n)
6,700 7,627,950
Lincoln Financing SARL, 3.63%
,
04/01/24
(d)
................ 3,500 4,008,659
Nobel Bidco BV, 3.13%
,
06/15/28
(d)
.. 2,189 2,432,987
Nobian Finance BV, 3.63%
,
07/15/26
(d)
3,500 3,939,922
OCI NV, 3.63%
,
10/15/25
(d)
....... 2,075 2,447,315
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 3,025 3,319,119
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(b)
......... 2,712 2,983,403
2.00%, 03/01/27 ............ 1,588 1,704,867
Summer BidCo BV
(d)(o)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 559 649,131
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 2,214 2,570,508
Titan Holdings II BV, 5.13%
,
07/15/29
(d)
1,653 1,868,579
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(d)(e)
............... 3,600 4,148,603
United Group BV
(d)
4.88%, 07/01/24 ............ 16,936 19,438,126
4.00%, 11/15/27 ............ 7,422 8,365,448
4.63%, 08/15/28 ............ 7,823 8,894,604
UPC Holding BV, 3.88%
,
06/15/29
(d)
. 2,401 2,784,792
UPCB Finance VII Ltd., 3.63%
,
06/15/29
(d)
................ 10,914 12,674,101
VEON Holdings BV
(a)
4.00%, 04/09/25 ............ USD 3,895 3,958,294
3.38%, 11/25/27 ............ 17,967 17,560,496
Viterra Finance BV, 1.00%
,
09/24/28
(d)
EUR 14,070 15,753,233
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 8,600 9,460,650
Ziggo Bond Co. BV, 3.38%
,
02/28/30
(d)
8,310 9,213,059
Ziggo BV
4.25%, 01/15/27
(d)
........... 8,584 9,966,974
5.50%, 01/15/27
(a)
........... USD 5,955 6,118,762
2.88%, 01/15/30
(d)
........... EUR 2,351 2,663,230
215,544,574
Nigeria — 0.0%
IHS Holding Ltd.
(a)
5.63%, 11/29/26 ............ USD 8,000 8,060,000
6.25%, 11/29/28 ............ 7,160 7,231,600
15,291,600
Norway — 0.0%
Aker BP ASA, 1.13%
,
05/12/29
(d)
... EUR 8,740 9,881,649
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.31%
(b)(n)
.......... USD 350 330,750
10,212,399

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... USD 9,136 $ 9,297,593
Oryx Funding Ltd., 5.80%
,
02/03/31 . 6,533 6,908,647
16,206,240
Panama — 0.0%
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 3,702 3,465,535
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(d)(m)
.......... 2,447 1,834,207
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,085 6,141,286
7,975,493
Peru — 0.1%
Inkia Energy Ltd.
5.88%, 11/09/27
(a)
........... 1,564 1,603,393
5.88%, 11/09/27
(d)
........... 2,891 2,963,817
InRetail Consumer, 3.25%
,
03/22/28
(a)
9,052 8,977,321
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
2,135 2,074,686
Kallpa Generacion SA, 4.88%
,
05/24/26
(d)
................ 2,934 3,116,092
Orazul Energy Egenor SCA, 5.63%
,
04/28/27
(a)
................ 3,768 3,642,714
SAN Miguel Industrias Pet SA, 3.50%
,
08/02/28
(a)
................ 3,193 3,129,739
25,507,762
Philippines — 0.0%
(d)
Globe Telecom, Inc.
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 4.20%
(b)(n)
......... 2,530 2,593,250
2.50%, 07/23/30 ............ 1,554 1,474,649
3.00%, 07/23/35 ............ 2,386 2,181,400
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(b)(n)
................. 3,325 3,384,850
9,634,149
Portugal — 0.0%
(d)
Banco Espirito Santo SA
(g)(k)
2.63%, 05/08/17 ............ EUR 6,100 1,007,003
4.75%, 01/15/18 ............ 15,500 2,558,779
4.00%, 01/21/19 ............ 19,000 3,136,567
EDP - Energias de Portugal SA, (EUR
Swap Annual 5 Year + 1.84%),
1.70%
,
07/20/80
(b)
........... 7,500 8,466,171
15,168,520
Russia — 0.0%
(a)
Lukoil Capital DAC, 2.80%
,
04/26/27 . USD 3,225 3,175,657
Metalloinvest Finance DAC, 3.38%
,
10/22/28 ................. 6,143 6,070,513
Phosagro OAO, 3.05%
,
01/23/25 ... 1,226 1,242,919
10,489,089
Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 18,308 18,010,495
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24
(d)
................ 6,000 5,978,625
23,989,120
Security
Par (000)
Par (000) Value
Singapore — 0.1%
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(d)
(n)
...................... USD 2,832 $ 2,880,144
LMIRT Capital Pte. Ltd.
(d)
7.25%, 06/19/24 ............ 2,106 2,158,650
7.50%, 02/09/26 ............ 1,310 1,349,300
Puma International Financing SA
5.13%, 10/06/24
(d)
........... 795 795,000
5.13%, 10/06/24
(a)
........... 11,857 11,857,000
5.00%, 01/24/26
(a)
........... 1,829 1,825,342
5.00%, 01/24/26
(d)
........... 1,049 1,046,902
Singapore Airlines Ltd., 1.63%
,
12/03/25
(d)(l)
................ SGD 4,500 3,586,376
United Overseas Bank Ltd., (USD Swap
Semi 5 Year + 1.79%), 3.88%
(b)(d)(n)
USD 2,165 2,219,531
27,718,245
South Africa — 0.1%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... 2,603 2,772,683
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 12,584 12,926,128
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 5,000 5,206,500
4.38%, 09/18/26 ............ 20,094 20,220,592
6.50%, 09/27/28 ............ 7,851 8,496,254
5.50%, 03/18/31 ............ 13,266 13,316,411
62,938,568
South Korea — 0.1%
(d)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.70%
(b)(n)
................. 2,500 2,579,375
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(b)(n)
................. 10,200 10,259,287
Kakao Corp., 0.00%
,
04/28/23
(l)(m)
... 1,400 1,682,100
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(b)(n)
................. 6,200 6,138,000
Kookmin Bank
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(b)(n)
......... 5,000 5,208,750
2.50%, 11/04/30 ............ 5,000 4,905,500
LG Chem Ltd., 3.63%
,
04/15/29 .... 2,078 2,266,059
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87%
(b)(n)
................. 10,300 10,142,281
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 2,363 2,313,141
SK Hynix, Inc., 2.38%
,
01/19/31 .... 3,000 2,889,000
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(b)(n)
................. 6,350 6,706,870
Woori Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.66%), 4.25%
(b)(n)
...... 2,108 2,181,517
57,271,880

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Spain — 1.1%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(d)(n)
................ EUR 4,800 $ 5,566,959
Aedas Homes Opco SLU, 4.00%
,
08/15/26
(d)
................ 1,335 1,561,695
Almirall SA, 2.13%
,
09/30/26
(d)
..... 1,816 2,081,066
Banco Bilbao Vizcaya Argentaria SA
(b)(n)
(EUR Swap Annual 5 Year +
6.04%), 6.00%
(d)
.......... 3,000 3,658,308
(USD Swap Semi 5 Year + 3.87%),
6.13% ................. USD 1,400 1,478,750
Banco de Sabadell SA
(b)(d)
(EUR Swap Annual 5 Year +
6.20%), 5.75%
(n)
.......... EUR 1,800 2,167,135
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 1,300 1,452,299
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 7,300 8,233,342
Banco Santander SA
(b)(d)
(EUR Swap Annual 5 Year +
6.80%), 6.75%
(n)
.......... 3,300 3,836,887
(EUR Swap Annual 5 Year +
5.00%), 5.25%
(n)
.......... 6,400 7,623,396
(EUR Swap Annual 5 Year +
4.53%), 4.37%
(n)
.......... 3,400 3,982,189
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.65%),
2.25%, 10/04/32 .......... GBP 12,200 16,220,311
CaixaBank SA
(b)(d)(n)
(EUR Swap Annual 5 Year +
5.82%), 6.00% ........... EUR 200 233,677
(EUR Swap Annual 5 Year +
6.22%), 6.37% ........... 14,200 17,419,619
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 2,200 2,780,217
Cellnex Finance Co. SA
(d)
0.75%, 11/15/26 ............ 11,800 13,166,850
2.00%, 09/15/32 ............ 15,300 16,733,088
Cellnex Telecom SA, 0.75%
,
11/20/31
(d)
(l)
....................... 53,900 60,337,076
Cirsa Finance International SARL
(d)
6.25%, 12/20/23 ............ 2,823 3,249,745
4.75%, 05/22/25 ............ 7,733 8,727,020
4.50%, 03/15/27 ............ 7,920 8,814,039
Codere Finance 2 Luxembourg SA
11.00%, 09/30/26
(d)(e)
......... 5,920 7,017,825
11.00%, (11.00% Cash or 11.00%
PIK), 09/30/26
(d)(e)(o)
........ 1,601 1,897,895
12.75%, (12.75% Cash or 12.75%
PIK), 11/30/27
(b)(d)(o)
........ 1,619 1,762,776
13.63%, (13.63% Cash or 13.63%
PIK), 11/30/27
(a)(b)(o)
........ USD 521 497,176
Codere New Holdco SA, 7.50%
,
11/30/27
(c)
................. EUR 2,597 2,808,667
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(d)(n)
3,360 3,812,736
Grifols Escrow Issuer SA, 3.88%
,
10/15/28
(d)
................ 4,110 4,695,013
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(d)
................ 3,932 4,207,987
Iberdrola Finanzas SA, (EUR Swap
Annual 5 Year + 1.68%), 1.58%
(b)(d)(n)
9,100 10,308,548
Iberdrola International BV
(b)(d)(n)
Series NC5, (EUR Swap Annual 5
Year + 2.32%), 1.87% ...... 10,100 11,703,070
Security
Par (000)
Par (000) Value
Spain (continued)
Series NC6, (EUR Swap Annual 5
Year + 1.83%), 1.45% ...... EUR 15,300 $ 17,419,050
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(d)
................ 3,400 3,890,967
Lorca Telecom Bondco SA
4.00%, 09/18/27
(d)
........... 10,457 12,098,756
Merlin Properties Socimi SA, 1.38%
,
06/01/30
(d)
................ 4,000 4,484,087
Naturgy Finance BV
(b)(d)(n)
(EUR Swap Annual 8 Year +
3.35%), 4.13% ........... 1,600 1,881,268
(EUR Swap Annual 9 Year +
3.08%), 3.38% ........... 3,700 4,407,276
(EUR Swap Annual 5 Year +
2.44%), 2.37% ........... 25,700 29,308,314
Repsol International Finance BV
(b)(d)
(EUR Swap Annual 5 Year +
4.00%), 3.75%
(n)
.......... 11,106 13,345,933
(EUR Swap Annual 5 Year +
2.77%), 2.50%
(n)
.......... 14,649 16,615,345
(EUR Swap Annual 5 Year +
4.41%), 4.25%
(n)
.......... 1,888 2,324,134
(EUR Swap Annual 10 Year +
4.20%), 4.50%, 03/25/75 .... 28,671 35,007,821
Telefonica Europe BV
(b)(d)(n)
(EUR Swap Annual 5 Year +
2.33%), 2.62% ........... 7,700 8,930,821
Series NC5, (EUR Swap Annual 5
Year + 2.45%), 3.00% ...... 3,500 4,104,292
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 3,100 3,869,050
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 12,900 15,769,791
(EUR Swap Annual 8 Year +
2.97%), 3.88% ........... 6,800 8,191,181
(EUR Swap Annual 6 Year +
2.87%), 2.88% ........... 8,700 9,843,044
(EUR Swap Annual 8 Year +
2.62%), 2.38% ........... 44,800 48,593,293
Tendam Brands SAU
(d)
5.00%, 09/15/24 ............ 2,358 2,652,701
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 671 758,204
481,530,689
Supranational — 0.5%
European Union
(d)
Series NGEU, 0.00%, 07/04/31 .. 72,077 81,469,393
Series NGEU, 0.40%, 02/04/37 .. 86,821 99,843,062
Series SURE, 0.10%, 10/04/40 .. 21,700 23,057,103
Series SURE, 0.30%, 11/04/50 .. 14,700 15,479,281
219,848,839
Sweden — 0.2%
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)(d)
............... 3,404 3,692,339
Heimstaden Bostad AB
(b)(d)(n)
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 4,751 5,359,575
(EUR Swap Annual 5 Year +
3.90%), 3.63% ........... 3,500 3,951,876
(EUR Swap Annual 5 Year +
3.15%), 2.62% ........... 10,449 11,212,275
(EUR Swap Annual 5 Year +
3.27%), 3.00% ........... 5,048 5,475,767

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Sweden (continued)
Intrum AB
4.88%, 08/15/25
(d)
........... EUR 12,855 $ 15,183,104
Sandvik AB, 0.38%
,
11/25/28
(d)
..... 5,450 6,141,139
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.12%
(b)(d)(n)
.......... USD 3,600 3,780,000
Svenska Handelsbanken AB
(b)(d)(n)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 1,036,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 621,750
Verisure Holding AB
(d)
3.50%, 05/15/23 ............ EUR 7,360 8,430,776
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 8,794 10,149,634
3.88%, 07/15/26 ............ 5,941 6,880,193
3.25%, 02/15/27 ............ 6,348 7,200,616
Verisure Midholding AB, 5.25%
,
02/15/29
(d)
................ 7,356 8,479,910
Volvo Car AB, 2.50%
,
10/07/27
(d)
... 3,330 4,086,904
101,682,608
Switzerland — 0.3%
Argentum Netherlands BV, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%),
4.62%
(b)(d)(n)
................ USD 15,000 15,037,500
Credit Suisse Group AG
(b)(n)
(USD Swap Semi 5 Year + 5.11%),
7.13%
(d)
................ 13,000 13,325,000
(USD Swap Semi 5 Year + 4.60%),
7.50%
(d)
................ 800 846,000
(USD Swap Semi 5 Year + 4.60%),
7.50%
(d)
................ 600 648,000
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)
................ 5,800 6,177,000
(USD Swap Semi 5 Year + 3.46%),
6.25%
(d)
................ 14,047 14,960,055
(USD Swap Rate 5 Year + 4.33%),
7.25%
(d)
................ 1,715 1,884,579
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37%
(a)
.......... 5,894 6,352,553
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)
.......... 1,100 1,135,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10%
(a)
.......... 1,947 1,949,434
Dufry One BV, 0.75%
,
03/30/26
(d)(l)
.. CHF 1,600 1,658,533
ELM BV for Firmenich International SA,
(EUR Swap Annual 5 Year + 4.39%),
3.75%
(b)(d)(n)
................ EUR 31,412 37,766,983
Holcim Finance Luxembourg SA,
0.50%
,
09/03/30
(d)
........... 7,070 7,741,732
UBS Group AG
(b)(n)
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ USD 26,053 28,091,647
(USD Swap Semi 5 Year + 4.87%),
7.00%
(d)
................ 3,800 4,226,550
Security
Par (000)
Par (000) Value
Switzerland (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.12%
(d)
.......... USD 950 $ 1,009,375
142,810,691
Tanzania, United Republic Of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 5,339 5,359,288
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 11,323 11,792,197
17,151,485
Thailand — 0.2%
(d)
Bangkok Bank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(n)
.......... 5,987 6,205,151
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 14,206 14,483,905
CP Foods Capital Ltd., 0.50%
,
06/18/25
(l)
................. 5,000 5,082,500
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 3,885 3,923,365
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(n)
.......... 5,960 6,220,005
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 16,335 16,317,644
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(n)
2,980 2,994,900
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 16,925 15,086,945
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(n)
................. 3,429 3,454,289
73,768,704
Turkey — 0.0%
(a)
Anadolu Efes Biracilik ve Malt Sanayii
A/S, 3.38%
,
06/29/28 ......... 469 454,344
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27 ................. 5,841 5,376,726
5,831,070
Ukraine — 0.0%
Metinvest BV
8.50%, 04/23/26
(a)
........... 2,000 2,076,635
8.50%, 04/23/26
(d)
........... 2,064 2,148,882
7.65%, 10/01/27
(d)
........... 1,416 1,411,398
MHP Lux SA
6.25%, 09/19/29
(a)
........... 3,087 2,898,500
6.25%, 09/19/29
(d)
........... 1,221 1,146,443
9,681,858
United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline LLC,
4.60%
,
11/02/47
(d)
........... 10,000 11,796,875
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(d)(n)
.... 6,521 7,052,869
Emirates NBD Bank PJSC, (USD Swap
Semi 6 Year + 3.66%), 6.13%
(b)(d)(n)
18,090 18,921,009

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34
(a)
........... USD 9,840 $ 9,643,200
2.63%, 03/31/36
(d)
........... 12,625 12,321,211
2.94%, 09/30/40
(a)
........... 11,130 11,074,350
2.94%, 09/30/40
(d)
........... 3,219 3,202,905
MAF Global Securities Ltd.
(d)
(USD Swap Semi 5 Year + 3.48%),
5.50%
(b)(n)
............... 5,000 5,052,500
4.75%, 05/07/24 ............ 4,000 4,264,000
MAF Sukuk Ltd., 4.64%
,
05/14/29
(d)
. 7,597 8,436,469
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 793 808,860
92,574,248
United Kingdom — 2.5%
Barclays plc
(b)
(USD Swap Semi 5 Year + 6.77%),
7.88%
(d)(n)
............... 6,670 6,745,037
(BPISDS05 + 6.74%), 7.25%
(d)(n)
. GBP 5,000 7,072,299
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.67%), 8.00%
(n)
.......... USD 3,400 3,757,952
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13%
(n)
................ GBP 1,715 2,553,472
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(n)
.......... USD 6,500 7,033,650
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.02%),
6.37%
(d)(n)
............... GBP 200 293,044
(EUR Swap Annual 1 Year +
1.26%), 0.58%, 08/09/29
(d)
... EUR 12,000 13,331,708
BAT International Finance plc
(d)
2.25%, 01/16/30 ............ 11,890 14,089,065
4.00%, 11/23/55 ............ GBP 6,300 8,096,477
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ EUR 11,200 12,846,834
6.13%, 11/30/28 ............ GBP 3,000 4,040,347
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 9,982 12,989,255
4.50%, 02/16/26 ............ 5,017 6,777,179
BP Capital Markets plc
(d)
1.00%, 04/28/23
(l)
........... 5,200 7,167,586
(EUR Swap Annual 5 Year +
4.12%), 3.63%
(b)(n)
......... EUR 14,640 17,897,378
British Airways Pass-Through Trust,
Series 2020-1, Class B, 8.38%
,
11/15/28
(a)
................ USD 1,550 1,780,085
British American Tobacco plc
(b)(d)(n)
Series 5.25, (EUR Swap Annual 5
Year + 3.37%), 3.00% ...... EUR 47,880 53,444,047
Series NC8, (EUR Swap Annual 5
Year + 3.95%), 3.75% ...... 11,402 12,692,346
British Telecommunications plc
(b)
(EURIBOR Swap Rate 5 Year +
2.13%), 1.87%, 08/18/80
(d)
... 40,540 45,116,308
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.99%), 4.25%, 11/23/81
(a)
... USD 8,200 8,230,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.49%), 4.88%, 11/23/81
(a)
... 19,800 19,930,878
Security
Par (000)
Par (000) Value
United Kingdom (continued)
BUPA Finance plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield
+ 3.17%), 4.00%
(b)(d)(n)
......... GBP 1,550 $ 2,014,397
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,990,376
Channel Link Enterprises Finance
plc
(b)(d)
Series A7, (EURIBOR 6 Month +
5.55%), 1.76%, 06/30/50 .... 6,525 7,436,401
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 5,125,572
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 4,185,380
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 12,964 13,628,405
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 7,133 9,497,498
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(d)
(l)
....................... 2,900 3,420,812
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ............ 2,012 2,723,397
6.50%, 08/28/26 ............ 1,500 2,112,553
4.50%, 08/28/27 ............ 1,566 2,124,008
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... 1,741 2,612,301
Series B, 4.70%, 12/31/49 ..... 485 704,834
EC Finance plc, 3.00%
,
10/15/26
(d)
.. EUR 14,532 16,916,937
eG Global Finance plc
(d)
3.63%, 02/07/24 ............ 7,302 8,250,977
4.38%, 02/07/25 ............ 11,807 13,475,875
6.25%, 10/30/25 ............ 8,495 9,913,347
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 17,971 25,034,927
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 ............ 1,600 2,211,709
4.38%, 03/01/27 ............ 2,000 2,669,482
4.62%, 09/01/29 ............ 3,481 4,633,965
Heathrow Funding Ltd.
(d)
2.63%, 03/16/28 ............ 11,165 14,956,245
1.50%, 02/11/30 ............ EUR 4,705 5,514,749
HSBC Bank plc
(b)(n)
Series 2M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... USD 4,600 4,261,072
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... 1,940 1,794,500
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... 5,120 4,736,000
HSBC Holdings plc
(b)
(EUR Swap Annual 5 Year +
4.38%), 5.25%
(d)(n)
......... EUR 5,000 5,863,275
(USD Swap Rate 5 Year + 3.45%),
6.25%
(n)
................ USD 5,000 5,193,750
(EUR Swap Annual 5 Year +
5.34%), 6.00%
(d)(n)
......... EUR 5,000 6,147,900
(SONIO/N + 1.31%), 1.75%,
07/24/27 ............... GBP 12,060 16,098,414
Iceland Bondco plc
(d)
4.63%, 03/15/25 ............ 5,500 6,969,936
4.38%, 05/15/28 ............ 3,538 4,178,319
Imperial Brands Finance Netherlands
BV, 1.75%
,
03/18/33
(d)
........ EUR 9,210 10,220,950
Informa plc
(d)
2.13%, 10/06/25 ............ 18,950 22,593,413
1.25%, 04/22/28 ............ 4,835 5,517,539
InterContinental Hotels Group plc,
3.38%
,
10/08/28
(d)
........... GBP 1,256 1,781,012

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
International Consolidated Airlines
Group SA
(d)
0.63%, 11/17/22
(l)
........... EUR 3,600 $ 4,016,465
2.75%, 03/25/25 ............ 4,500 5,002,282
1.13%, 05/18/28
(l)
........... 24,400 25,396,204
3.75%, 03/25/29 ............ 6,500 7,219,684
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(g)(k)
(l)
....................... GBP 4,200 1,392,803
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(a)
........... USD 5,680 6,142,835
6.88%, 11/15/26
(d)
........... EUR 1,400 1,805,130
4.50%, 10/01/27
(a)
........... USD 8,971 8,702,588
5.88%, 01/15/28
(a)
........... 6,400 6,512,000
4.50%, 07/15/28
(d)
........... EUR 6,660 7,713,206
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 1,268 1,737,755
5.25%, 01/15/27 ............ 8,301 11,438,064
Just Eat Takeaway.com NV
(d)(l)
Series A, 0.00%, 08/09/25
(m)
.... EUR 1,700 1,684,852
Series B, 0.63%, 02/09/28 ..... 1,700 1,583,782
Linde plc, 1.00%
,
09/30/51
(d)
...... 1,800 1,942,548
Lloyds Banking Group plc
(b)
(USD Swap Semi 5 Year + 4.76%),
7.50%
(n)
................ USD 8,400 9,287,124
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.60%),
1.99%, 12/15/31 .......... GBP 13,875 18,467,897
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.37%, 12/14/46 .... USD 5,189 5,161,584
Mclaren Finance plc, 7.50%
,
08/01/26
(a)
1,350 1,361,812
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(o)
................ GBP 966 688,795
Mitchells & Butlers Finance plc, Series
D1, (LIBOR GBP 3 Month + 2.13%),
2.22%
,
06/15/36
(b)(d)
.......... 2,225 2,440,188
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(d)(n)
..................... 3,075 4,236,378
Nationwide Building Society, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.87%
(b)
(d)(n)
..................... 2,000 2,907,425
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 27,593 28,179,351
NGG Finance plc
(b)(d)
(GBP Swap 12 Year + 3.48%),
5.63%, 06/18/73 .......... GBP 5,200 7,636,729
(EUR Swap Annual 5 Year +
2.14%), 1.62%, 12/05/79 .... EUR 22,500 25,808,372
Ocado Group plc, 3.88%
,
10/08/26
(d)
. GBP 7,793 10,269,264
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 14,998 20,288,119
Premier Foods Finance plc
3.50%, 10/15/26
(d)
........... 3,619 4,843,389
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... EUR 1,625 2,046,654
5.75%, 10/15/27
(a)
........... USD 325 359,417
5.75%, 10/15/27
(d)
........... GBP 585 878,928
1.63%, 05/09/28
(d)
........... EUR 1,900 2,063,753
Santander UK Group Holdings plc,
(GBP Swap 5 Year + 5.54%),
7.38%
(b)(d)(n)
................ GBP 600 829,388
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Sherwood Financing plc
(d)
4.50%, 11/15/26 ............ EUR 2,287 $ 2,600,495
6.00%, 11/15/26 ............ GBP 6,164 8,324,093
(EURIBOR 3 Month + 4.63%),
4.62%, 11/15/27
(b)
......... EUR 1,852 2,113,773
Standard Chartered plc
(EUR Swap Annual 5 Year +
1.55%), 1.20%, 09/23/31
(b)(d)
.. 35,125 39,856,247
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 11,135 15,297,856
8.25%, 07/31/25 ............ 12,809 17,571,680
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 3,090 3,630,540
Tesco Corporate Treasury Services plc,
0.38%
,
07/27/29
(d)
........... 5,595 6,115,563
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 3,013 5,849,051
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,688 11,651,856
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,174 5,552,631
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 7,418 10,239,883
Unique Pub Finance Co. plc (The)
(d)
Series M, 7.40%, 03/28/24
(e)
.... 12,465 17,582,105
Series A4, 5.66%, 06/30/27 .... 6,502 9,757,394
Series N, 6.46%, 03/30/32
(e)
.... 7,905 12,836,496
Very Group Funding plc (The), 6.50%
,
08/01/26
(d)
................ 22,882 30,838,752
Virgin Media Finance plc, 3.75%
,
07/15/30
(d)
................ EUR 5,471 6,214,482
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
........... GBP 400 563,896
5.50%, 05/15/29
(a)
........... USD 9,153 9,664,561
4.25%, 01/15/30
(d)
........... GBP 2,725 3,648,574
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 3,791 5,130,118
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 22,966 30,430,096
3.25%, 01/31/31 ............ EUR 8,711 9,828,791
4.50%, 07/15/31 ............ GBP 6,158 8,303,971
Vodafone Group plc
4.25%, 09/17/50 ............ USD 2,574 2,970,816
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(b)(d)
.. EUR 2,738 3,426,565
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(b)(d)
........ USD 8,200 8,766,046
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(b)(d)
.. EUR 32,050 37,629,204
(EUR Swap Annual 5 Year +
3.00%), 2.62%, 08/27/80
(b)(d)
.. 27,625 32,001,456
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80
(b)
(d)
.................... 4,000 4,588,155
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.77%), 4.12%, 06/04/81
(b)
... USD 6,186 6,123,893
1,133,549,728
United States — 8.3%
AbbVie, Inc., 4.25%
,
11/21/49 ..... 1,349 1,621,730
Advanced Micro Devices, Inc., 7.50%
,
08/15/22 ................. 37,185 38,579,438
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 3,515 3,655,600
Air Lease Corp., 2.88%
,
01/15/26 ... 9,925 10,237,042

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Albertsons Cos., Inc.
(a)
7.50%, 03/15/26 ............ USD 261 $ 278,618
4.63%, 01/15/27 ............ 588 617,071
5.88%, 02/15/28 ............ 1,683 1,783,980
3.50%, 03/15/29 ............ 8,069 8,084,815
4.88%, 02/15/30 ............ 435 469,678
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
8,741 9,309,165
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 4,260 4,736,035
4.88%, 06/01/28 ............ GBP 2,016 2,643,483
Altria Group, Inc., 3.13%
,
06/15/31 .. EUR 19,350 24,455,696
Amazon.com, Inc.
2.50%, 06/03/50 ............ USD 15,829 15,071,380
3.10%, 05/12/51 ............ 24,947 26,633,978
Ambac Assurance Corp., 5.10%
(a)(n)
.. 1,407 1,895,788
AMC Networks, Inc., 4.75%
,
08/01/25 349 356,416
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 1,734 1,736,325
American Airlines Pass-Through Trust
(c)
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 36,175 36,041,153
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 1,930 1,942,339
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 4,275 4,237,807
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 35,854 35,631,705
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 1,743 1,727,623
American Builders & Contractors
Supply Co., Inc., 4.00%
,
01/15/28
(a)
305 312,085
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(b)(n)
6,225 6,235,894
American Tower Corp.
1.88%, 10/15/30 ............ 7,444 7,034,307
2.70%, 04/15/31 ............ 10,000 10,030,417
3.10%, 06/15/50 ............ 4,164 4,049,473
2.95%, 01/15/51 ............ 15,406 14,592,773
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 11,451,824
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 3,243 3,361,369
Analog Devices, Inc., 2.95%
,
10/01/51 6,182 6,348,452
Anthem, Inc., 3.13%
,
05/15/50 ..... 2,376 2,434,506
Apple, Inc.
2.65%, 05/11/50 ............ 1,659 1,631,017
2.65%, 02/08/51 ............ 3,067 3,015,495
Aptiv plc, 3.10%
,
12/01/51 ........ 10,000 9,525,325
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 501 517,909
Ardagh Metal Packaging Finance USA
LLC
2.00%, 09/01/28
(d)
........... EUR 2,315 2,604,000
3.00%, 09/01/29
(d)
........... 1,627 1,812,978
4.00%, 09/01/29
(a)
........... USD 675 668,756
Ardagh Packaging Finance plc
2.13%, 08/15/26
(d)
........... EUR 1,900 2,116,218
4.13%, 08/15/26
(a)
........... USD 218 222,905
4.75%, 07/15/27
(d)
........... GBP 5,780 7,817,182
Ares Capital Corp., 2.15%
,
07/15/26 . USD 8,577 8,459,988
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 3,000 3,475,271
Security
Par (000)
Par (000) Value
United States (continued)
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 12,838 $ 13,544,090
4.63%, 08/01/29 ............ 2,230 2,202,125
AT&T, Inc.
2.75%, 06/01/31 ............ 18,420 18,793,066
3.30%, 02/01/52 ............ 22,994 22,517,763
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 5,200 6,053,239
Avaya Holdings Corp., 2.25%
,
06/15/23
(l)
................. USD 1,150 1,211,525
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 14,349 15,209,940
Avis Budget Finance plc, 4.13%
,
11/15/24
(d)
................ EUR 2,000 2,296,924
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... 2,016 2,308,597
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 1,708 2,023,799
Bank of America Corp.
(b)
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28 .......... USD 6,520 7,075,712
Series N, (SOFR + 1.22%), 2.65%,
03/11/32 ............... 22,045 22,328,239
(SOFR + 1.32%), 2.69%, 04/22/32 30,042 30,487,412
(SOFR + 1.21%), 2.57%, 10/20/32 35,650 35,821,266
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 2,893 3,479,778
Series N, (SOFR + 1.65%), 3.48%,
03/13/52 ............... 6,026 6,649,426
Banner Health, 2.91%
,
01/01/42 .... 9,541 9,726,133
Bausch Health Cos., Inc.
(a)
5.75%, 08/15/27 ............ 218 226,284
4.88%, 06/01/28 ............ 5,138 5,240,760
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 12,815,706
Becton Dickinson Euro Finance SARL
1.21%, 06/04/26 ............ EUR 7,590 8,934,239
1.34%, 08/13/41 ............ 12,538 13,575,062
Belden, Inc.
(d)
4.13%, 10/15/26 ............ 8,849 10,254,700
3.88%, 03/15/28 ............ 1,501 1,758,446
3.38%, 07/15/31 ............ 603 704,468
Blackstone Private Credit Fund, 3.25%
,
03/15/27
(a)
................ USD 12,000 12,123,945
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,687,520
BorgWarner, Inc., 1.00%
,
05/19/31 .. EUR 7,900 8,829,503
Boston Properties LP, 2.55%
,
04/01/32 USD 7,466 7,410,172
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
........... EUR 12,548 14,975,307
7.13%, 10/02/25
(a)
........... USD 4,784 5,017,220
Boyd Gaming Corp.
8.63%, 06/01/25
(a)
........... 1,393 1,492,627
4.75%, 12/01/27 ............ 14,020 14,300,400
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
4,633 4,819,339
Broadcom, Inc.
(a)
1.95%, 02/15/28 ............ 2,509 2,480,491
3.50%, 02/15/41 ............ 11,347 11,642,231
3.75%, 02/15/51 ............ 11,134 11,640,635
Buckeye Partners LP
4.15%, 07/01/23 ............ 3,919 4,016,975
4.35%, 10/15/24 ............ 4,975 5,186,437
4.13%, 03/01/25
(a)
........... 4,616 4,766,020
3.95%, 12/01/26 ............ 261 266,014

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ USD 29,011 $ 30,450,671
8.13%, 07/01/27 ............ 10,979 12,158,584
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 4,358 4,551,125
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 2,943 3,057,424
Calpine Corp.
(a)
4.50%, 02/15/28 ............ 32,856 34,088,100
5.13%, 03/15/28 ............ 4,315 4,380,415
Capital One Financial Corp.
Series M, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.16%), 3.95%
(b)(n)
.... 6,097 6,127,485
1.65%, 06/12/29 ............ EUR 11,100 13,220,968
Carlson Travel, Inc., 6.75%
,
12/15/25
(a)
(g)(k)
..................... USD 8,210 3,937,749
Carnival Corp.
(d)
10.13%, 02/01/26 ........... EUR 18,848 24,238,390
7.63%, 03/01/26 ............ 3,183 3,805,038
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 4,500 4,050,000
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28
(d)
........... EUR 8,547 9,710,422
CCO Holdings LLC, 5.00%
,
02/01/28
(a)
USD 1,861 1,935,440
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 6,807 7,045,245
5.38%, 04/15/27 ............ 218 223,450
5.25%, 07/15/29 ............ 218 223,450
Centene Corp.
4.25%, 12/15/27 ............ 8,076 8,419,230
2.45%, 07/15/28 ............ 13,570 13,366,450
4.63%, 12/15/29 ............ 1,524 1,643,573
2.63%, 08/01/31 ............ 9,317 9,130,660
Centennial Resource Production LLC
(a)
5.38%, 01/15/26 ............ 31,170 30,546,600
6.88%, 04/01/27 ............ 4,962 5,061,240
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 14,147,550
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 5,771 5,820,515
Charles River Laboratories
International, Inc., 4.25%
,
05/01/28
(a)
1,122 1,166,880
Charter Communications Operating
LLC
2.80%, 04/01/31 ............ 13,081 12,943,548
3.50%, 06/01/41 ............ 2,934 2,860,603
3.50%, 03/01/42 ............ 15,000 14,548,321
3.70%, 04/01/51 ............ 2,444 2,362,827
3.90%, 06/01/52 ............ 25,618 25,688,872
Chemours Co. (The), 4.00%
,
05/15/26 EUR 2,801 3,224,814
Cheniere Energy Partners LP
4.50%, 10/01/29 ............ USD 3,032 3,213,920
3.25%, 01/31/32
(a)
........... 504 509,040
Cheniere Energy, Inc., 4.63%
,
10/15/28 4,033 4,289,983
Chesapeake Energy Corp.
5.38%, 06/15/21
(c)(g)(k)
......... 4,795 1
5.50%, 02/01/26
(a)
........... 4,468 4,702,570
5.88%, 02/01/29
(a)
........... 579 619,385
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. 2,504 2,833,419
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 261 268,830
4.75%, 01/15/28 ............ 218 225,630
Security
Par (000)
Par (000) Value
United States (continued)
Cigna Corp., 3.40%
,
03/15/51 ..... USD 1,552 $ 1,622,804
Citgo Holding, Inc., 9.25%
,
08/01/24
(a)
11,448 11,505,240
Citigroup, Inc.
(b)
(LIBOR USD 3 Month + 1.15%),
3.52%, 10/27/28 .......... 6,561 7,037,865
(SOFR + 3.91%), 4.41%, 03/31/31 17,344 19,807,882
(SOFR + 1.17%), 2.56%, 05/01/32 15,194 15,272,792
(SOFR + 1.18%), 2.52%, 11/03/32 30,414 30,377,978
(SOFR + 4.55%), 5.32%, 03/26/41 3,088 4,081,320
(SOFR + 1.38%), 2.90%, 11/03/42 12,545 12,421,163
Clarios Global LP, 4.38%
,
05/15/26
(d)
. EUR 6,105 7,121,331
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
USD 641 660,230
Clear Channel Worldwide Holdings,
Inc., 5.13%
,
08/15/27
(a)
........ 747 772,966
Coca-Cola Co. (The), 3.00%
,
03/05/51 1,149 1,215,996
Colfax Corp., 3.25%
,
05/15/25
(d)
.... EUR 1,649 1,888,613
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ USD 2,701 2,917,080
5.88%, 07/01/29 ............ 1,660 1,709,800
Commercial Metals Co., 5.38%
,
07/15/27 ................. 22,403 23,299,120
CommScope, Inc., 6.00%
,
03/01/26
(a)
3,405 3,507,150
Consensus Cloud Solutions, Inc.
(a)
6.00%, 10/15/26 ............ 2,983 3,102,618
6.50%, 10/15/28 ............ 1,250 1,306,250
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,614,796
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ 1,024 1,100,157
Coty, Inc.
4.00%, 04/15/23
(d)
........... EUR 1,759 2,006,851
3.88%, 04/15/26
(d)
........... 8,359 9,702,183
4.75%, 04/15/26
(d)
........... 2,600 2,974,901
6.50%, 04/15/26
(a)
........... USD 6,020 6,208,125
Crown Castle International Corp.
4.30%, 02/15/29 ............ 6,322 7,057,199
2.50%, 07/15/31 ............ 14,190 14,084,730
3.25%, 01/15/51 ............ 1,628 1,599,712
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 1,594 1,629,865
CSC Holdings LLC
5.25%, 06/01/24 ............ 133 138,320
5.50%, 04/15/27
(a)
........... 3,019 3,120,891
5.38%, 02/01/28
(a)
........... 465 481,447
6.50%, 02/01/29
(a)
........... 777 831,390
CVS Health Corp.
1.75%, 08/21/30 ............ 7,380 7,032,767
2.70%, 08/21/40 ............ 2,328 2,242,240
5.13%, 07/20/45 ............ 3,450 4,484,531
5.05%, 03/25/48 ............ 13,235 17,303,940
Dana Financing Luxembourg SARL
3.00%, 07/15/29
(d)
........... EUR 2,301 2,645,885
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,759,870
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 588 607,110
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 11,170 11,435,287
DCP Midstream Operating LP
5.38%, 07/15/25 ............ 729 796,432
5.13%, 05/15/29 ............ 261 294,930
Dell International LLC
5.30%, 10/01/29 ............ 5,938 6,960,488
8.35%, 07/15/46 ............ 1,993 3,313,378
Delta Air Lines, Inc., 4.50%
,
10/20/25
(a)
6,447 6,775,871
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 1,250 1,279,637

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. USD 12,950 $ 13,154,416
Dun & Bradstreet Corp. (The), 5.00%
,
12/15/29
(a)
................ 935 956,533
eBay, Inc., 2.60%
,
05/10/31 ....... 12,516 12,638,334
Elanco Animal Health, Inc., 5.27%
,
08/28/23
(e)
................ 14,300 15,215,415
Eli Lilly & Co., 1.38%
,
09/14/61 .... EUR 15,520 16,071,171
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ 7,369 8,735,678
5.38%, 02/15/26 ............ GBP 2,375 3,327,195
Endeavor Energy Resources LP,
5.75%
,
01/30/28
(a)
........... USD 1,367 1,457,065
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 3,513 3,861,102
Equinix, Inc.
3.20%, 11/18/29 ............ USD 6,725 7,068,566
2.50%, 05/15/31 ............ 7,607 7,601,720
2.95%, 09/15/51 ............ 3,219 3,038,096
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(c)(g)(k)
......... 1,665 —
ESCI/FL, 6.13%
,
02/15/21
(c)(g)(k)
.... 27,853 3
Fiserv, Inc., 4.40%
,
07/01/49 ...... 1,314 1,565,430
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 22,698,899
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 425,161
Ford Motor Co., 3.25%
,
02/12/32 ... 6,479 6,634,496
Ford Motor Credit Co. LLC, 5.58%
,
03/18/24 ................. 5,700 6,141,750
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 2,712 2,718,780
5.00%, 03/01/28 ............ 18,586 19,073,882
Freed Corp., 10.00%
,
12/01/23
(c)
... 28,526 27,812,850
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 13,020 13,768,650
5.00%, 05/01/28 ............ 10,987 11,316,610
6.75%, 05/01/29 ............ 15,326 15,939,040
Frontier Communications Holdings LLC
5.88%, 11/01/29 ............ 910 909,853
6.00%, 01/15/30
(a)
........... 3,229 3,245,145
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 14,750 15,622,020
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 5,141,000
FS KKR Capital Corp., 3.40%
,
01/15/26 10,000 10,154,897
GE Capital International Funding Co.
Unlimited Co., 4.42%
,
11/15/35 .. 16,203 19,336,015
General Motors Co., 5.95%
,
04/01/49 20,152 27,583,639
General Motors Financial Co., Inc.
0.60%, 05/20/27
(d)
........... EUR 6,660 7,511,606
2.70%, 08/20/27 ............ USD 31,919 32,466,910
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 6,445,721
Gilead Sciences, Inc., 2.80%
,
10/01/50 16,563 16,056,911
Global Payments, Inc.
2.90%, 11/15/31 ............ 10,081 10,225,010
4.15%, 08/15/49 ............ 1,385 1,579,826
GLP Capital LP
4.00%, 01/15/31 ............ 3,678 3,924,389
3.25%, 01/15/32 ............ 1,600 1,608,624
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,208,150
Golden Nugget, Inc., 6.75%
,
10/15/24
(a)
7,140 7,140,000
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 03/09/27
(b)
USD 7,186 $ 7,039,581
(SOFR + 0.91%), 1.95%, 10/21/27
(b)
5,131 5,108,425
0.25%, 01/26/28
(d)
........... EUR 7,755 8,599,247
0.88%, 05/09/29
(d)
........... 18,800 21,472,250
(SOFR + 1.09%), 1.99%, 01/27/32
(b)
USD 7,520 7,210,003
(SOFR + 1.25%), 2.38%, 07/21/32
(b)
6,963 6,855,742
(SOFR + 1.26%), 2.65%, 10/21/32
(b)
28,256 28,432,791
(SOFR + 1.51%), 3.21%, 04/22/42
(b)
39,310 40,767,880
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ............ 6,750 7,296,682
5.00%, 05/31/26 ............ 6,170 6,331,963
Grand Canyon University
3.25%, 10/01/23 ............ 6,106 6,113,141
5.13%, 10/01/28 ............ 8,775 9,019,033
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,490 1,727,748
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ USD 4,686 4,920,300
GXO Logistics, Inc.
(a)
1.65%, 07/15/26 ............ 1,760 1,717,303
2.65%, 07/15/31 ............ 9,270 9,155,608
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24
(d)
....... EUR 685 819,576
Hanesbrands, Inc., 4.88%
,
05/15/26
(a)
USD 392 418,950
HCA, Inc.
5.38%, 02/01/25 ............ 7,890 8,671,110
4.50%, 02/15/27 ............ 20,000 22,032,092
5.88%, 02/01/29 ............ 1,224 1,458,457
5.25%, 06/15/49 ............ 1,252 1,607,969
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ 435 464,906
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 521 536,630
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 28,001,250
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ 706 741,830
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 7,145 7,609,747
Howmet Aerospace, Inc.
5.13%, 10/01/24 ............ 541 582,927
5.90%, 02/01/27 ............ 18,766 21,440,155
HP, Inc., 6.00%
,
09/15/41 ........ 1,194 1,586,782
Humana, Inc., 2.15%
,
02/03/32 .... 3,116 3,012,966
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 349 361,655
8.38%, 05/01/27 ............ 6,465 6,816,308
5.25%, 08/15/27
(a)
........... 327 340,113
4.75%, 01/15/28
(a)
........... 218 221,078
Intel Corp.
3.25%, 11/15/49 ............ 10,705 11,298,210
3.05%, 08/12/51 ............ 5,645 5,774,218
International Business Machines Corp.
4.25%, 05/15/49 ............ 2,437 2,955,739
2.95%, 05/15/50 ............ 3,577 3,493,246
International Flavors & Fragrances,
Inc., 3.47%
,
12/01/50
(a)
........ 1,550 1,623,813
International Game Technology plc
(a)
6.50%, 02/15/25 ............ 961 1,042,685
6.25%, 01/15/27 ............ 639 715,680
Interpublic Group of Cos., Inc. (The),
3.38%
,
03/01/41 ............ 9,132 9,402,118

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
IQVIA, Inc.
(a)
5.00%, 10/15/26 ............ USD 6,500 $ 6,670,625
5.00%, 05/15/27 ............ 479 495,909
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 3,268 4,444,988
Iron Mountain, Inc.
(a)
4.88%, 09/15/27 ............ USD 1,412 1,464,216
5.00%, 07/15/28 ............ 12,250 12,586,875
JBS USA LUX SA
(a)
6.75%, 02/15/28 ............ 781 842,512
6.50%, 04/15/29 ............ 610 671,006
5.50%, 01/15/30 ............ 544 591,600
JPMorgan Chase & Co.
(b)
(SOFR + 1.89%), 2.18%, 06/01/28 6,997 7,054,062
(SOFR + 1.07%), 1.95%, 02/04/32 7,745 7,459,697
(SOFR + 1.18%), 2.54%, 11/08/32 23,250 23,380,710
(SOFR + 2.44%), 3.11%, 04/22/51 4,088 4,223,599
Kaiser Foundation Hospitals, Series
2021, 2.81%
,
06/01/41 ........ 9,354 9,404,514
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 534 542,010
Keurig Dr Pepper, Inc., 3.80%
,
05/01/50 1,430 1,583,399
Kraton Polymers LLC, 5.25%
,
05/15/26
(d)
................ EUR 2,387 2,787,159
Kroger Co. (The), 3.95%
,
01/15/50 .. USD 3,494 4,017,509
Kronos International, Inc., 3.75%
,
09/15/25
(d)
................ EUR 700 806,482
Lamar Media Corp., 3.75%
,
02/15/28 USD 261 261,652
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 435 443,700
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 5,226 6,128,295
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(l)
................ USD 4,313 3,427,962
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 3,124 3,178,670
Litigation Systems, Inc., 4.00%
,
10/30/27
(c)
................ 16,312 16,006,966
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 15,019 15,199,228
Lowe's Cos., Inc.
1.70%, 10/15/30 ............ 11,755 11,168,281
2.63%, 04/01/31 ............ 6,889 7,048,179
2.80%, 09/15/41 ............ 7,127 6,953,690
5.13%, 04/15/50 ............ 119 161,022
3.00%, 10/15/50 ............ 15,727 15,509,946
Lumen Technologies, Inc.
(a)
5.13%, 12/15/26 ............ 13,140 13,673,878
5.38%, 06/15/29 ............ 9,200 9,200,000
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 5,014 5,306,065
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 11,266,320
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 2,643 2,973,231
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 3,188 3,323,490
Martin Marietta Materials, Inc., 2.40%
,
07/15/31 ................. 3,766 3,748,784
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 588 616,665
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 10,165,682
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 470,710
Security
Par (000)
Par (000) Value
United States (continued)
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ USD 5,504 $ 5,554,472
McDonald's Corp., 3.63%
,
09/01/49 . 1,463 1,617,675
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 4,519,350
Merck & Co., Inc.
2.15%, 12/10/31 ............ 13,066 13,102,442
2.75%, 12/10/51 ............ 7,052 6,977,921
MGM Growth Properties Operating
Partnership LP
5.63%, 05/01/24 ............ 6,773 7,238,441
4.63%, 06/15/25
(a)
........... 257 273,985
4.50%, 09/01/26 ............ 705 757,875
5.75%, 02/01/27 ............ 5,038 5,692,940
MGM Resorts International
5.75%, 06/15/25 ............ 109 117,311
4.63%, 09/01/26 ............ 391 406,640
5.50%, 04/15/27 ............ 285 303,525
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 6,945,555
Mondelez International, Inc.
1.38%, 03/17/41 ............ EUR 4,687 5,181,551
2.63%, 09/04/50 ............ USD 1,747 1,631,785
Morgan Stanley
(b)
(SOFR + 1.14%), 2.70%, 01/22/31 6,424 6,572,294
(SOFR + 1.20%), 2.51%, 10/20/32 35,660 35,622,078
(EURIBOR 3 Month + 0.83%),
1.10%, 04/29/33 .......... EUR 38,000 43,218,847
(SOFR + 1.36%), 2.48%, 09/16/36 USD 15,095 14,535,728
(SOFR + 1.43%), 2.80%, 01/25/52 3,520 3,453,823
Motorola Solutions, Inc.
2.75%, 05/24/31 ............ 8,585 8,600,460
5.50%, 09/01/44 ............ 2,324 3,025,072
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 44,006 43,850,659
MPT Operating Partnership LP
5.25%, 08/01/26 ............ 218 224,268
5.00%, 10/15/27 ............ 610 638,212
4.63%, 08/01/29 ............ 392 413,560
Nationstar Mortgage Holdings, Inc.,
6.00%
,
01/15/27
(a)
........... 835 869,819
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 2,117 2,159,340
Newmont Corp., 2.60%
,
07/15/32 ... 7,048 7,063,080
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 4,104 4,180,950
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
2,431 2,562,566
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32 ............ 10,953 10,977,462
3.00%, 01/15/52 ............ 5,980 5,969,397
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 21,458,414
Nissan Motor Acceptance Co. LLC
(a)
1.85%, 09/16/26 ............ 5,910 5,766,201
2.75%, 03/09/28 ............ 9,614 9,544,972
Northern States Power Co., 3.20%
,
04/01/52 ................. 5,555 5,885,498
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(d)
................ EUR 2,216 2,591,539
NRG Energy, Inc.
5.75%, 01/15/28 ............ USD 713 753,719
5.25%, 06/15/29
(a)
........... 319 341,772
OhioHealth Corp., Series 2020, 3.04%
,
11/15/50 .................. 1,592 1,673,185

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
OI European Group BV
(d)
3.13%, 11/15/24 ............ EUR 1,131 $ 1,321,277
2.88%, 02/15/25 ............ 5,488 6,296,223
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 ............ 2,495 2,847,659
5.38%, 10/01/29 ............ 3,275 3,598,087
Omnicom Group, Inc., 2.60%
,
08/01/31 USD 1,119 1,133,913
Oracle Corp.
3.60%, 04/01/50 ............ 10,950 10,721,571
3.95%, 03/25/51 ............ 49,338 51,218,136
Organon & Co., 2.88%
,
04/30/28
(d)
.. EUR 2,227 2,552,452
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ USD 283 289,588
4.63%, 03/15/30 ............ 218 217,455
Owl Rock Capital Corp., 3.40%
,
07/15/26 ................. 6,614 6,720,250
Pacific Gas & Electric Co.
2.10%, 08/01/27 ............ 8,185 7,902,147
4.55%, 07/01/30 ............ 1,125 1,216,347
3.25%, 06/01/31 ............ 1,750 1,755,780
4.50%, 07/01/40 ............ 5,625 5,857,887
4.20%, 06/01/41 ............ 740 744,719
4.60%, 06/15/43 ............ 2,995 3,084,441
4.95%, 07/01/50 ............ 3,174 3,456,665
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,753 9,972,442
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 4,235 4,372,637
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 269,715
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,717,387
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 15,430 16,664,400
PetSmart, Inc.
(a)
4.75%, 02/15/28 ............ 4,000 4,105,000
7.75%, 02/15/29 ............ 4,350 4,725,187
PG&E Corp., 5.00%
,
07/01/28 ..... 6,550 6,889,421
Piedmont Healthcare, Inc., Series 2042,
2.72%
,
01/01/42 ............ 6,383 6,231,871
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
370 390,698
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 16,300 16,927,550
7.25%, 03/15/29 ............ 9,150 9,401,625
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,715,000
Procter & Gamble Co. (The), 0.90%
,
11/04/41 .................. EUR 10,500 11,676,075
Providence St Joseph Health Obligated
Group, Series 21A, 2.70%
,
10/01/51 USD 4,579 4,425,646
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 4,880 4,947,100
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
3,000 3,030,000
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 2,525 2,626,000
Realogy Group LLC, 9.38%
,
04/01/27
(a)
1,092 1,179,360
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 3,003 3,085,582
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 840,480
RMIT Cash Management LLC, Series
2021-3, Class A, 0.00%
,
10/17/33
(c)
43,330 43,005,025
Rocket Mortgage LLC
(a)
3.63%, 03/01/29 ............ 11,968 12,012,880
3.88%, 03/01/31 ............ 5,216 5,294,240
Security
Par (000)
Par (000) Value
United States (continued)
Royalty Pharma plc
2.20%, 09/02/30 ............ USD 12,775 $ 12,365,430
3.55%, 09/02/50 ............ 2,946 2,920,868
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 3,372,865
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 8,650 9,774,500
7.38%, 09/01/25 ............ 3,215 3,359,675
salesforce.com, Inc.
2.90%, 07/15/51 ............ 12,743 12,968,665
3.05%, 07/15/61 ............ 7,030 7,230,162
San Diego Gas & Electric Co., 2.95%
,
08/15/51 ................. 10,000 10,063,624
Scientific Games International, Inc.,
5.00%
,
10/15/25
(a)
........... 1,424 1,466,008
SCIL IV LLC
(d)
(EURIBOR 3 Month + 4.38%),
4.37%, 11/01/26
(b)
......... EUR 2,669 3,072,841
4.38%, 11/01/26 ............ 1,611 1,863,928
SeaWorld Parks & Entertainment, Inc.,
8.75%
,
05/01/25
(a)
........... USD 6,851 7,262,060
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 26,248 27,803,063
Service Properties Trust
5.00%, 08/15/22 ............ 7,649 7,640,433
4.50%, 06/15/23 ............ 17,112 17,103,615
7.50%, 09/15/25 ............ 2,493 2,701,003
5.50%, 12/15/27 ............ 1,318 1,352,637
Silgan Holdings, Inc.
3.25%, 03/15/25 ............ EUR 5,490 6,274,941
2.25%, 06/01/28 ............ 2,122 2,394,130
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ USD 1,302 1,353,221
5.50%, 07/01/29 ............ 3,568 3,844,520
Sitka Holdings LLC, (LIBOR USD 3
Month + 4.50%), 5.25%
,
07/06/26
(a)
(b)
...................... 10,145 10,383,822
SM Energy Co., 10.00%
,
01/15/25
(a)
. 12,297 13,534,570
Southern California Edison Co., Series
H, 3.65%
,
06/01/51 .......... 5,905 6,397,767
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 3,208 3,220,030
Standard Industries, Inc.
2.25%, 11/21/26
(d)
........... EUR 1,820 2,028,685
5.00%, 02/15/27
(a)
........... USD 434 446,760
4.75%, 01/15/28
(a)
........... 1,345 1,388,712
Staples, Inc., 7.50%
,
04/15/26
(a)
.... 9,801 10,070,527
Steel Dynamics, Inc., 3.25%
,
10/15/50 2,985 3,008,377
Stellantis NV
(d)
3.38%, 07/07/23 ............ EUR 4,110 4,876,240
0.75%, 01/18/29 ............ 7,500 8,423,409
1.25%, 06/20/33 ............ 16,300 18,075,796
Stem, Inc., 0.50%
,
12/01/28
(a)(l)
..... USD 1,234 1,176,989
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 1,075 1,100,499
SUN Country Marine, Inc.
(c)
Series 2019-1C, 7.00%, 12/15/23 3,791 3,725,028
Series 2019-1B, 4.70%, 12/15/25 4,022 3,941,495
Sunoco LP
6.00%, 04/15/27 ............ 521 543,351
5.88%, 03/15/28 ............ 3,502 3,703,365
4.50%, 04/30/30
(a)
........... 12,203 12,507,038
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 5,439,181

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Talen Energy Supply LLC, 7.25%
,
05/15/27
(a)
................ USD 12,702 $ 11,241,270
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 16,966 17,644,640
Targa Resources Partners LP
5.88%, 04/15/26 ............ 5,101 5,322,715
5.38%, 02/01/27 ............ 218 224,664
6.50%, 07/15/27 ............ 327 350,544
5.00%, 01/15/28 ............ 327 344,559
6.88%, 01/15/29 ............ 327 365,841
5.50%, 03/01/30 ............ 435 475,238
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 6,372 7,136,640
TEGNA, Inc.
4.63%, 03/15/28 ............ 10,035 10,143,278
5.00%, 09/15/29 ............ 479 489,777
Tenet Healthcare Corp.
4.63%, 07/15/24 ............ 333 337,162
4.88%, 01/01/26
(a)
........... 915 939,824
6.25%, 02/01/27
(a)
........... 653 675,855
5.13%, 11/01/27
(a)
........... 653 679,936
4.63%, 06/15/28
(a)
........... 861 884,678
4.25%, 06/01/29
(a)
........... 34,264 34,794,749
4.38%, 01/15/30
(a)
........... 18,009 18,244,288
Thermo Fisher Scientific Finance I BV,
1.63%
,
10/18/41 ............ EUR 7,100 8,223,354
T-Mobile USA, Inc.
3.88%, 04/15/30 ............ USD 6,455 7,060,178
2.70%, 03/15/32
(a)
........... 8,631 8,684,183
4.50%, 04/15/50 ............ 2,060 2,411,031
3.30%, 02/15/51 ............ 4,677 4,567,768
3.40%, 10/15/52
(a)
........... 34,845 34,684,238
TransDigm, Inc.
(a)
8.00%, 12/15/25 ............ 1,489 1,570,850
6.25%, 03/15/26 ............ 7,243 7,528,193
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 15,743 15,900,403
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 1,837 1,809,445
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 12,546,769
5.70%, 06/15/28 ............ 562 618,200
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 3,485 3,915,101
Unifrax Escrow Issuer Corp., 5.25%
,
09/30/28
(a)
................ USD 1,000 1,010,750
Union Pacific Corp., 3.25%
,
02/05/50 1,544 1,654,816
United Airlines Pass-Through Trust,
Series 2019-2, Class B, 3.50%
,
05/01/28 ................. 3,976 3,936,969
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 868 902,720
3.88%, 11/15/27 ............ 327 339,315
4.88%, 01/15/28 ............ 1,450 1,523,769
5.25%, 01/15/30 ............ 327 353,977
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 16,406,969
UnitedHealth Group, Inc.
2.90%, 05/15/50 ............ 2,384 2,428,453
3.25%, 05/15/51 ............ 7,454 8,063,961
3.13%, 05/15/60 ............ 2,889 2,982,913
University of Southern California,
3.03%
,
10/01/39 ............ 208 220,660
Upjohn Finance BV, 1.36%
,
06/23/27
(d)
EUR 4,725 5,543,377
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... USD 5,496 $ 5,773,988
Verizon Communications, Inc.
2.36%, 03/15/32
(a)
........... 20,202 19,905,396
2.85%, 09/03/41 ............ 7,293 7,194,764
2.88%, 11/20/50 ............ 15,565 14,769,425
3.55%, 03/22/51 ............ 3,095 3,332,890
2.99%, 10/30/56 ............ 1,731 1,638,551
3.00%, 11/20/60 ............ 15,405 14,556,979
ViacomCBS, Inc., 4.95%
,
05/19/50 .. 11,064 14,103,804
VICI Properties LP
(a)
3.50%, 02/15/25 ............ 49,232 49,970,480
4.25%, 12/01/26 ............ 23,451 24,423,513
3.75%, 02/15/27 ............ 8,266 8,537,497
4.63%, 12/01/29 ............ 5,361 5,705,310
4.13%, 08/15/30 ............ 9,804 10,367,730
Vistra Operations Co. LLC
(a)
3.55%, 07/15/24 ............ 19,463 20,042,530
5.63%, 02/15/27 ............ 1,129 1,162,870
5.00%, 07/31/27 ............ 6,425 6,667,993
VMware, Inc.
1.80%, 08/15/28 ............ 1,641 1,596,946
2.20%, 08/15/31 ............ 22,211 21,815,535
Walt Disney Co. (The), 6.65%
,
11/15/37 4,830 7,159,288
Washington Mutual Escrow Bonds
(c)(g)(k)
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(m)
.......... 2,631 —
0.00%, 09/21/17
(b)
........... 25,126 2
0.00%, 09/21/17
(m)
.......... 15,753 2
0.00%, 10/03/17
(b)
........... 14,745 1
Waste Management, Inc., 2.95%
,
06/01/41 ................. 2,906 3,030,548
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 3,191,970
Wells Fargo & Co., 1.00%
,
02/02/27
(d)
EUR 6,851 7,944,442
Welltower, Inc., 2.75%
,
01/15/32 ... USD 15,000 15,131,718
WESCO Distribution, Inc.
(a)
7.13%, 06/15/25 ............ 4,780 5,066,800
7.25%, 06/15/28 ............ 1,000 1,096,250
Western Digital Corp., 1.50%
,
02/01/24
(e)(l)
................ 17,595 17,759,953
William Carter Co. (The)
(a)
5.50%, 05/15/25 ............ 1,000 1,037,500
5.63%, 03/15/27 ............ 641 662,634
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,621 1,706,103
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,811 3,159,039
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ USD 784 807,520
5.25%, 05/15/27 ............ 392 400,749
Wynn Resorts Finance LLC
(a)
7.75%, 04/15/25 ............ 8,896 9,329,680
5.13%, 10/01/29 ............ 8,102 8,223,530
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 26,550 28,143,000
5.50%, 08/15/28 ............ 1,510 1,591,163
XHR LP
(a)
6.38%, 08/15/25 ............ 2,317 2,450,760
4.88%, 06/01/29 ............ 3,000 3,052,500
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 11,100 10,942,047
3,726,237,401

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(d)
........... USD 6,820 $ 6,620,941
Total Corporate Bonds — 23.2%
(Cost: $10,752,153,962) ........................... 10,457,445,014
Floating Rate Loan Interests — 6.1%
Canada — 0.1%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/02/25 ............ 17,198 17,107,806
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 10,000 11,313,844
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%
,
 12/11/26 ............ USD 31,719 30,706,241
Knowlton Development Corp., Inc.,
Term Loan, 12/22/25
(p)
........ EUR 992 1,132,393
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 11/01/26 ....... USD 5,401 5,411,154
65,671,438
Denmark — 0.0%
TDC A/S, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 06/04/25
(b)
........... EUR 2,000 2,260,332
France — 0.1%
(b)
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.00%), 3.00%
,
 02/09/28 8,000 9,022,112
Claudius Finance Parent SARL, Term
Loan B, (EURIBOR 6 Month +
3.50%), 3.50%
,
 07/05/28 ...... 8,500 9,661,089
Elsan SAS, Facility Term Loan B5,
(EURIBOR 6 Month + 3.50%),
3.50%
,
 06/16/28 ............ 1,000 1,135,050
Financiere Mendel, Facility Term Loan
B, (EURIBOR 6 Month + 4.25%),
4.25%
,
 04/13/26 ............ 3,300 3,772,304
Foncia Management, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 8,500 9,593,348
Holding Socotec, Facility Term Loan B,
06/02/28
(p)
................ 2,000 2,277,364
Inovie Group, Facility Term Loan B,
(EURIBOR 1 Month + 4.00%),
4.00%
,
 03/03/28 ............ 1,000 1,134,800
LSF10 Edilians Investments SARL,
Facility Term Loan B3, (EURIBOR 3
Month + 3.00%), 3.00%
,
 03/03/28 2,000 2,244,872
Siaci Saint Honore, Term Loan,
(EURIBOR 1 Month + 4.00%),
4.00%
,
 11/16/28 ............ 2,500 2,841,981
Tarkett Participation, Facility Term Loan
B, 04/21/28
(p)
.............. 3,775 4,245,098
ZF Invest, Facility Term Loan B,
07/12/28
(p)
................ 5,400 6,152,818
52,080,836
Security
Par (000)
Par (000) Value
Germany — 0.1%
(b)
BK LC SPV SARL, Facility Term Loan
B, (EURIBOR 6 Month + 3.00%),
3.00%
,
 04/28/28 ............ EUR 3,000 $ 3,393,812
Cheplapharm Arzneimittel GmbH,
Facility Term Loan B4, (EURIBOR 3
Month + 3.50%), 3.50%
,
 07/14/25 3,000 3,406,620
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.50%), 2.50%
,
 03/07/25 ...... 11,995 13,599,373
Nidda Healthcare Holding GmbH,
Facility Term Loan F
(b)
(EURIBOR 3 Month + 3.50%),
3.50%, 08/21/26 .......... 8,000 9,015,918
(LIBOR GBP 3 Month + 4.50%),
4.81%, 08/21/26 .......... GBP 2,000 2,686,228
Oxea Holding Vier GmbH, Term Loan
B1, (EURIBOR 3 Month + 3.50%),
3.50%
,
 10/14/24 ............ EUR 3,030 3,422,334
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ 5,500 6,222,614
Springer Nature Deutschland GmbH,
Term Loan B17, (EURIBOR 1 Month
+ 2.75%), 3.25%
,
 08/14/26 ..... 3,843 4,349,929
Vertical Midco GmbH, Facility Term
Loan B1, (EURIBOR 6 Month +
3.63%), 3.63%
,
 07/30/27 ...... 2,000 2,265,934
Zephyr German BidCo GmbH, Facility
Term Loan B1, (EURIBOR 3 Month
+ 3.65%), 3.65%
,
 03/10/28 ..... 1,000 1,139,604
49,502,366
Ireland — 0.1%
(b)
Broom Holdings Bidco Ltd., Facility
Term Loan B, (EURIBOR 6 Month +
3.75%), 3.75%
,
 08/24/28 ...... 2,000 2,279,436
Virgin Media Ireland Ltd., Facility Term
Loan B1, (EURIBOR 6 Month +
3.50%), 3.50%
,
 07/15/29 ...... 18,000 20,401,192
22,680,628
Jersey, Channel Islands — 0.1%
(c)
New Look Corp. Ltd., Term Loan
(LIBOR GBP 6 Month + 16.50%),
16.50%, 11/10/27
(b)
........ GBP 198 262,874
0.00%, 11/09/29
(q)
........... 161 43,584
Vita Global FinCo Ltd., Facility Term
Loan
(b)
(LIBOR GBP 6 Month + 7.00%),
7.05%, 07/06/27 .......... 7,799 10,530,607
(EURIBOR 3 Month + 7.00%),
7.00%, 01/01/28 .......... EUR 12,999 14,744,774
25,581,839
Luxembourg — 0.3%
(b)
AEA International Holdings SARL, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.25%
,
 09/07/28 USD 15,493 15,493,104
Altice Financing SA, Term Loan,
(EURIBOR 3 Month + 2.75%),
2.75%
,
 01/31/26 ............ EUR 3,600 3,984,395
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.00%),
3.00%
,
 05/15/26 ............ 4,000 4,516,794

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 6
Month + 2.38%), 2.38%
,
 01/29/27 EUR 1,000 $ 1,113,430
Helios Software Holdings, Inc., Term
Loan, (EURIBOR 3 Month + 3.75%),
3.75%
,
 03/11/28 ............ 3,000 3,415,500
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 07/03/28 ...... 7,600 8,621,970
Intelsat Jackson Holdings SA, Term
Loan, 07/13/22
(p)
............ USD 9,816 9,800,854
Intelsat Jackson Holdings SA, Term
Loan B3, (LIBOR USD 1 Month +
4.75%), 8.00%
,
 11/27/23 ....... 3,435 3,424,970
Intelsat Jackson Holdings SA, Term
Loan B4, (LIBOR USD 1 Month +
5.50%), 8.75%
,
 01/02/24 ...... 3,350 3,340,882
Ion Trading Finance Ltd., Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 04/01/28 ............ EUR 4,975 5,670,041
Jazz Pharmaceuticals plc, Term Loan
(EURIBOR 3 Month + 3.50%),
3.50%, 05/05/28 .......... 1,667 1,900,213
(LIBOR USD 1 Month + 3.50%),
4.00%, 05/05/28 .......... USD 23,837 23,912,792
JBS USA Lux SA, Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.10%
,
 05/01/26 ............ 7,799 7,778,133
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
4.00%), 4.00%
,
 04/12/28 ...... EUR 3,833 4,363,006
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.41%
,
 01/01/28
(c)
........... USD 21,722 21,532,603
Motion Acquisition Ltd., Facility Term
Loan B, (EURIBOR 3 Month +
3.00%), 3.00%
,
 11/12/26 ....... EUR 3,100 3,431,305
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.10%
,
 06/30/25 ...... USD 4,036 4,030,794
Paradocs Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%
,
 02/17/28 ...... EUR 2,000 2,269,053
128,599,839
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBOR USD 3 Month
+ 3.75%), 3.91%
,
 02/21/23
(b)(c)
... USD 2,240 1,943,200
Netherlands — 0.2%
(b)
Barentz Midco BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.00%),
4.00%
,
 11/30/27 ............ EUR 3,000 3,421,921
Boels Topholding BV, Facility Term
Loan B2, (EUR002M + 3.25%),
3.25%
,
 02/06/27 ............ 1,000 1,134,014
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.47%
,
 07/21/26 ............ USD 45,429 45,236,593
Kouti BV, Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 08/31/28 ............ EUR 4,200 4,786,195
Security
Par (000)
Par (000) Value
Netherlands (continued)
Median BV, Facility Term Loan B1,
10/14/27
(p)
................ EUR 9,000 $ 10,092,803
Nobel Bidco BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 09/01/28 ............ 8,000 9,041,785
Nobian Finance BV, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.75%
,
 07/01/26 ............ 2,817 3,192,147
Nouryon Finance BV, Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 10/01/25 ............ 1,511 1,698,767
Peer Holding III BV, Facility Term
Loan B
(EURIBOR 3 Month + 3.00%),
3.00%, 03/07/25 .......... 8,661 9,767,145
 01/16/27
(p)
................ 8,500 9,651,025
Precise Bidco BV, Facility Term Loan
B2, (EURIBOR 3 Month + 4.25%),
4.25%
,
 05/13/26 ............ 3,000 3,416,046
UPC Broadband Holding BV, Facility
Term Loan AU, 04/30/29
(p)
...... 4,000 4,472,757
WP/AP Telecom Holdings IV BV, Term
Loan, 09/16/28
(p)
............ 1,800 2,047,517
107,958,715
Norway — 0.0%
Adevinta ASA, Facility Term Loan B1,
06/26/28
(b)(p)
............... 5,000 5,705,137
Spain — 0.1%
(b)
Challenger, Term Loan, (EURIBOR 3
Month + 2.75%), 2.75%
,
 01/01/28
(c)
41,115 46,636,760
Invictus Media SLU, 2nd Lien Facility
Term Loan, (EURIBOR 1 Month +
7.50%), 7.50% - 8.50%
,
 12/26/25 . 97 82,724
Invictus Media SLU, Facility Term Loan
B1, 06/26/25
(p)
.............. 6 6,176
Invictus Media SLU, Facility Term Loan
B2, (EURIBOR 1 Month + 4.75%),
4.75% - 6.75%
,
 06/26/25 ...... 4 3,953
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(p)
................ 6,000 6,831,000
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,619 1,632,470
Promotora de Informaciones SA, Term
Loan, 03/31/25
(p)
............ 1 848
55,193,931
Sweden — 0.1%
(b)
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%
,
 07/04/24 ...... 500 559,647
Polystorm Bidco AB, Facility Term Loan
B1, (EURIBOR 3 Month + 4.00%),
4.00%
,
 10/04/28 ............ 2,128 2,423,848
Seren BidCo AB, Facility Term Loan
B2, (EURIBOR 3 Month + 3.75%),
3.75%
,
 11/16/28 ............ 3,000 3,416,935
Unilabs Diagnostics AB, Facility Term
Loan B3, (EURIBOR 6 Month +
3.00%), 3.00%
,
 04/19/24 ...... 2,900 3,293,825

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Sweden (continued)
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 6 Month + 3.25%),
3.25%
,
 03/27/28 ............ EUR 18,029 $ 20,374,619
30,068,874
United Kingdom — 0.4%
(b)
BCP V Modular Services Holdings
IV Ltd., Facility Term Loan B,
(EURIBOR 6 Month + 4.50%),
4.50%
,
 12/13/28 ............ 7,975 9,068,188
Bellis Acquisition Co. plc, Facility Term
Loan B, 02/16/26
(p)
........... 10,157 11,419,520
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50%
,
 12/11/26 ............ USD 14,442 14,434,619
Entain plc, Facility Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/29/27 ............ 31,197 31,088,040
Hunter Holdco 3 Ltd., 1st Lien Term
Loan, (EURIBOR 3 Month + 4.00%),
4.00%
,
 08/19/28 ............ EUR 1,496 1,702,424
Ineos Finance plc, Term Loan,
(EURIBOR 1 Month + 2.75%),
3.25%
,
 11/08/28 ............ 2,500 2,842,094
INEOS Styrolution Group Gmbh, Term
Loan B, (EURIBOR 1 Month +
2.75%), 2.75%
,
 01/29/26 ...... 3,000 3,386,332
Mercia, Term Loan A1, (LIBOR GBP 3
Month + 2.40%), 2.45%
,
 01/01/28
(c)
GBP 14,171 19,180,875
Mercia, Term Loan A2, (LIBOR GBP 3
Month + 2.40%), 2.45%
,
 01/01/28
(c)
29,233 39,568,661
Mercia, Term Loan B1, (LIBOR GBP 3
Month + 2.40%), 2.45%
,
 01/01/28
(c)
1,646 2,227,893
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 8,451 9,604,058
Nomad Foods Ltd., Facility Term Loan
B1, (EURIBOR 6 Month + 2.50%),
2.50%
,
 06/24/28 ............ 3,000 3,418,506
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 2.50%),
2.50%
,
 07/01/27 ............ 1,250 1,410,943
Vmed O2 UK Holdco 4 Ltd., Facility
Term Loan R, (EURIBOR 6 Month +
3.25%), 3.25%
,
 01/31/29 ...... 4,000 4,545,757
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 4.50%
,
 10/02/26 ...... 5,060 5,606,017
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B2, (EURIBOR 1 Month +
3.75%), 3.75%
,
 07/23/25 ...... 3,000 3,386,468
162,890,395
United States — 4.5%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(b)
........... USD 23,923 23,563,943
Advanced Drainage Systems, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.25%), 2.38%
,
 07/31/26
(b)
..... 1,623 1,623,166
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(LIBOR USD 1 Month + 3.75%),
3.85%, 02/02/26 .......... 8,294 8,096,543
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 1 Month + 4.75%),
5.50%, 02/02/26
(c)
......... USD 3,322 $ 3,297,444
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 993 1,126,198
Allegiant Travel Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.16%
,
 02/05/24
(b)
........... USD 35,511 35,253,909
Allied Universal Holdco LLC, Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/12/28
(b)
..... 11,744 11,692,248
Altar Bidco, Inc., Term Loan, 11/17/28
(b)
(p)
...................... 22,455 22,370,794
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 5,737 5,715,656
AMF MF Portfolio, Term Loan,
6.67%
,
 01/01/28
(q)
........... 4,446 4,379,310
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.50%
,
 09/19/24
(b)
..... 1,997 1,995,003
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 11/24/27
(b)
4,922 4,921,665
ASP Blade Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/13/28
(b)
........... 5,471 5,466,459
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26
(b)
........... 2,774 2,771,263
Avantor Fundin, Term Loan B,
(EURIBOR 1 Month + 2.50%),
2.50%
,
 05/11/22
(b)
........... EUR 3,980 4,510,839
Avantor Funding, Inc., Term Loan B5,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/08/27
(b)
........... USD 12,130 12,114,448
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(b)
........... 3,510 3,516,599
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.11%
,
 12/15/27
(b)
........... 4,735 4,727,898
Bally's Corp., Facility Term Loan B,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 46,445 46,425,493
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(b)
..... 12,131 12,161,034
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(b)
..... 5,606 5,634,030
Bausch Health Co., Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 11/27/25
(b)
........... 11,212 11,139,672
Beacon Roofing Supply, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 2.35%
,
 05/19/28
(b)
..... 5,473 5,437,905
Belron Group SA, Term Loan,
(EURIBOR 3 Month + 2.75%),
2.75%
,
 04/13/28
(b)
........... EUR 2,000 2,262,769
Buckeye Partners LP, Term Loan B1,
(LIBOR USD 1 Month + 2.25%),
2.35%
,
 11/01/26
(b)
........... USD 24,530 24,421,317

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... USD 1,984 $ 1,979,000
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 07/21/25
(b)
..... 3,715 3,714,046
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 2.96%),
2.96%
,
 07/01/25
(b)(c)
.......... 44,271 44,160,746
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 3.50%
,
 03/01/24
(b)
..... 4,433 4,428,399
Charter Communications Operating
LLC, Term Loan A4, (LIBOR USD 1
Month + 1.25%), 1.36%
,
 02/01/25
(b)(c)
10,354 10,302,356
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(b)
..... 17,228 16,273,057
CML Hyatt Lost Pines, Term Loan,
(LIBOR USD 1 Month + 3.43%),
3.52%
,
 01/01/28
(b)(c)
.......... 25,700 25,571,500
Cml La Quinta Resort, Term Loan,
01/01/38
(b)(c)(p)
.............. 21,208 21,207,735
CML Lake Tahoe Resort Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 0.00%
,
 01/01/38
(b)(c)
.... 13,037 13,036,935
Cml Paradise Plaza, Term Loan,
01/01/28
(b)(c)(p)
.............. 23,800 23,800,000
Cobham Ultra US Co., Term Loan,
11/17/28
(b)(p)
............... 5,058 5,037,465
Colorado Plaza, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.11%
,
 05/15/24
(b)(c)
.......... 15,894 14,702,059
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 6 Month + 2.75%),
3.25%
,
 05/14/28
(b)
........... 1,962 1,962,409
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 7,812 7,808,201
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 17,506 17,446,655
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month +
3.25%), 3.75%
,
 04/12/28
(b)
..... 11,756 11,711,567
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(b)
EUR 1,441 1,600,846
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 10/02/28
(b)(c)
.... USD 3,414 3,405,862
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/15/27
(b)
........... 9,551 9,419,377
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 13,445 13,450,275
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 4,652 4,670,887
Digital Room Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 5.25%),
5.75%
,
 12/15/28
(b)
........... 6,314 6,260,710
Security
Par (000)
Par (000) Value
United States (continued)
DirectTV Financing LLC, Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... USD 24,756 $ 24,763,344
DS Parent, Inc., Term Loan B,
12/10/28
(b)(c)(p)
.............. 10,133 9,854,343
DT Midstream, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 16,218 16,240,372
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 02/06/26
(b)
..... 17,588 17,505,968
Ecl Entertainment, LLC, Term Loan B,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 9,640 9,784,153
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, (EURIBOR 3
Month + 3.75%), 3.75%
,
 05/21/28
(b)
EUR 2,000 2,269,167
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
3.00%
,
 08/03/28
(b)
........... USD 2,648 2,641,522
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
........... 11,754 11,680,538
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 9,991 9,989,657
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
5.25%), 6.00%
,
 11/01/28
(b)(c)
.... 4,555 4,566,388
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
4,030 3,998,286
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 4.50%
,
 05/01/28
(b)
.... 15,574 15,543,224
Galaxy Brands (Refi), Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00%
,
 01/01/38
(b)(c)
.......... 24,856 24,358,545
Genesee & Wyoming, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.22%
,
 12/30/26
(b)
........... 8,970 8,908,958
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.25%
,
 10/04/23
(b)
........... 13,439 13,344,407
Gray Television, Inc., Term Loan D,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 12/01/28
(b)
........... 16,509 16,414,073
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 8.13%
,
 07/20/26
(b)(c)
.... 23,920 23,920,000
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 12/01/27
(b)
..... 3,740 3,750,921
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month +
2.00%), 2.10%
,
 11/15/27
(b)
..... 14,353 14,137,957
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 08/27/28
(b)
..... 9,563 9,535,076
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... 32,597 32,621,750

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
3.50%), 3.50%
,
 12/31/00
(b)(c)
.... USD 30,806 $ 28,495,294
Houston Center, Term Loan, 12/09/22
(b)
(c)(p)
..................... 28,072 28,114,334
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(c)
.... 4,538 4,401,860
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... 14,212 14,255,065
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.88%
,
 10/27/28
(b)
........... 43,973 43,776,880
Interface Security LLC, Term Loan,
(LIBOR USD 6 Month + 8.75%),
8.75%
,
 08/07/23
(b)(c)
.......... 11,790 11,510,256
IRB Holding Corp., Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 12/15/27
(b)
........... 12,105 12,093,496
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 8,566 8,514,139
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)(c)
.......... 15,271 15,270,728
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)
........... 7,533 7,509,497
Jeld-Wen, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.35%
,
 07/28/28
(b)
........... 21,102 21,075,583
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... 16,335 16,141,163
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(b)(c)
.......... 2,301 2,261,032
Kronos Acquisition Holdings Inc., Term
Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 3,354 3,322,573
Lamar Media Corp., Term Loan B,
(LIBOR USD 1 Month + 1.50%),
1.61%
,
 02/05/27
(b)
........... 1,040 1,032,042
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(p)
........... 28,992 28,706,930
Leslie's Poolmart, Inc.,Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/09/28
(b)
........... 10,513 10,466,221
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.86%
,
 08/31/27
(b)
........... 29,608 29,414,590
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/15/28
(b)
........... 24,874 24,832,460
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/38
(b)(c)
.......... 24,507 24,415,099
MA FinanceCo. LLC, Term Loan,
(EURIBOR 1 Month + 3.00%),
3.00%
,
 06/21/24
(b)
........... EUR 3,000 3,395,007
Security
Par (000)
Par (000) Value
United States (continued)
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... USD 5,590 $ 5,596,977
McAfee LLC, Term Loan B
(b)
 09/30/24
(p)
................ EUR 1,881 2,139,632
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/30/24 .......... USD 34,089 34,107,693
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 7.50%
,
 11/01/29
(b)
3,210 3,167,211
Medline Borrower LP, Term Loan
(b)
(EURIBOR 1 Month + 3.50%),
3.50%, 10/23/28 .......... EUR 1,000 1,139,218
(LIBOR USD 1 Month + 3.25%),
3.75%, 10/23/28 .......... USD 52,304 52,280,986
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.61%
,
 07/03/25
(b)
..... 7,198 7,142,240
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)
..... 2,900 2,891,851
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
6,605 6,600,380
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(b)
..... 5,416 5,434,922
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 11,782 11,666,098
MIP V Waste Holdings LLC, Term Loan,
12/08/28
(b)(p)
............... 5,347 5,326,949
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 2,473 2,460,024
MKS Instruments, Inc., Term Loan,
10/20/28
(b)(p)
............... EUR 2,000 2,269,896
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(c)(p)(q)
...... USD 44,784 43,351,126
Organon & Co., Term Loan
(b)
(EURIBOR 3 Month + 3.00%),
3.00%, 06/02/28 .......... EUR 4,975 5,660,016
(LIBOR USD 3 Month + 3.00%),
3.50%, 06/02/28 .......... USD 15,456 15,459,326
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)(c)
.... 12,153 11,970,705
Park Avenue Tower, Term Loan,
12/31/00
(b)(c)(p)
.............. 41,664 41,630,977
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... 7,134 7,061,883
PCI Gaming Authority, Facility Term
Loan B, (LIBOR USD 1 Month +
2.50%), 2.60%
,
 05/29/26
(b)
..... 14,171 14,097,995
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 5,159 5,157,630
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)
........... 1,456 1,472,380
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 17,829 17,615,272

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 03/13/28
(b)
........... USD 22,915 $ 22,790,946
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.15%
,
 08/07/23
(b)(c)
.... 6,220 6,142,134
Polaris Newco LLC, 1st Lien Term
Loan, (EURIBOR 3 Month + 4.00%),
4.00%
,
 06/02/28
(b)
........... EUR 2,993 3,403,077
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
USD 12,508 12,487,588
Proofpoint, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 08/31/28
(b)
........... 7,089 7,054,122
QUIKRETE Holdings, Inc., 1st Lien
Term Loan B1, 06/11/28
(b)(p)
..... 12,043 12,009,520
RealPage, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 5,985 5,963,514
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 27,551 26,250,821
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 10,460 9,605,732
Restoration Hardware, Inc., Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 10/20/28
(b)
........... 5,317 5,300,725
Revolving Credit Facility, Term Loan,
01/01/28
(b)(c)(p)
.............. 21,051 21,051,450
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.50%
,
 02/28/25
(b)
..... 6,882 6,465,522
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
8.00%), 9.00%
,
 02/28/26
(b)(c)
.... 4,760 3,712,800
Sabre GLBL, Inc., Term Loan B1,
12/17/27
(b)(p)
............... 1,538 1,516,971
Sabre GLBL, Inc., Term Loan B2,
12/17/27
(b)(p)
............... 2,452 2,418,142
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 25,714 25,435,040
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 54,031 53,760,432
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(b)
........... 13,006 12,908,548
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... 13,707 13,651,335
Sheraton Austin, Term Loan, 01/01/28
(b)
(c)(p)
..................... 19,738 19,738,402
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)
........... 18,203 17,656,454
Southwestern Energy Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.00%
,
 06/22/27
(b)
........... 11,499 11,506,244
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 06/08/28
(b)
4,445 4,438,512
Security
Par (000)
Par (000) Value
United States (continued)
Spectacle Gary Holdings LLC, Term
Loan B, (LIBOR USD 1 Month +
4.25%), 5.00%
,
 12/11/28
(b)
..... USD 40,541 $ 40,507,351
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(b)
........... 26,552 26,467,750
Summer (BC) Bidco B LLC, Facility
Term Loan B, (LIBOR USD 3 Month
+ 5.00%), 5.18%
,
 12/04/26
(b)
.... 2,985 2,979,548
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.69%
,
 03/05/27
(b)
..... 8,826 8,747,979
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 8,371 8,287,290
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 2 Month +
3.00%), 3.10%
,
 05/29/26
(b)
..... 8,744 8,681,832
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)
.... 10,639 10,616,384
The Vinoy St. Petersburg, Term Loan,
01/01/38
(b)(c)(p)
.............. 24,168 24,047,606
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.00%),
3.50%
,
 04/16/28
(b)
........... 14,399 14,362,671
TransDigm, Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.35%
,
 12/09/25
(b)
........... 4,905 4,833,708
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 16,448 16,253,650
UKG Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 05/04/26
(b)
........... 18,095 17,987,091
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/15/26
(b)
4,229 4,232,725
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(p)
.......... 7,480 7,461,300
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 10/04/28
(b)(c)
.... 5,104 5,097,620
Virtusa Corp., Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/11/28
(b)
........... 3,857 3,866,497
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.10%
,
 02/28/27
(b)
........... 12,013 11,947,530
Western Digital Corp., Term Loan A1,
(LIBOR USD 1 Week + 1.38%),
1.45%
,
 02/27/23
(b)
........... 8,594 8,590,706
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 13,483 13,484,293
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 5,727 5,711,470
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 15,358 15,358,447
XPO Logistics, Inc., Term Loan,
(LIBOR USD 1 Month + 1.75%),
1.85%
,
 02/24/25
(b)
........... 14,516 14,441,740

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Zekelman Industries, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.10%
,
 01/24/27
(b)
........... USD 2,673 $ 2,646,020
Zurn LLC, 1st Lien Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 10/04/28
(b)
........... 2,754 2,753,146
2,031,742,362
Total Floating Rate Loan Interests — 6.1%
(Cost: $2,766,559,685) ........................... 2,741,879,892
Foreign Agency Obligations — 1.7%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(a)
....... 10,000 6,014,375
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
3.75%
,
01/15/31
(a)
........... 748 794,750
China — 0.4%
China Development Bank
3.30%, 02/01/24 ............ CNY 168,000 26,793,087
3.39%, 07/10/27 ............ 85,600 13,773,474
4.04%, 07/06/28 ............ 127,300 21,234,581
3.45%, 09/20/29 ............ 176,170 28,357,481
3.09%, 06/18/30 ............ 257,500 40,327,680
3.41%, 06/07/31 ............ 290,000 46,533,498
177,019,801
Colombia — 0.2%
Ecopetrol SA
5.38%, 06/26/26 ............ USD 8,071 8,493,719
6.88%, 04/29/30 ............ 26,750 29,879,750
4.63%, 11/02/31 ............ 13,325 12,942,573
5.88%, 05/28/45 ............ 4,580 4,371,896
5.88%, 11/02/51 ............ 19,077 17,836,995
Empresas Publicas de Medellin ESP
(a)
4.25%, 07/18/29 ............ 10,854 10,279,416
4.38%, 02/15/31 ............ 4,826 4,535,837
88,340,186
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
.. 934 975,154
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 3,408 3,928,353
France — 0.3%
Electricite de France SA
(d)
(USD Swap Semi 10 Year + 3.71%),
5.25%
(b)(n)
............... USD 1,100 1,140,491
(EUR Swap Annual 6 Year +
3.44%), 4.00%
(b)(n)
......... EUR 12,400 14,931,409
(EUR Swap Annual 12 Year +
3.79%), 5.38%
(b)(n)
......... 9,600 11,995,236
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(b)(n)
......... 29,700 37,376,712
(BPSWS13 + 3.96%), 6.00%
(b)(n)
. GBP 8,700 12,785,620
(EUR Swap Annual 5 Year +
3.37%), 2.87%
(b)(n)
......... EUR 6,000 7,001,775
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(b)(n)
......... 800 935,847
(BPISDS15 + 3.32%), 5.87%
(b)(n)
. GBP 3,600 5,360,058
(EUR Swap Annual 5 Year +
4.00%), 3.38%
(b)(n)
......... EUR 16,400 19,278,221
Security
Par (000)
Par (000) Value
France (continued)
1.00%, 11/29/33 ............ EUR 11,700 $ 13,197,582
124,002,951
Greece — 0.0%
Public Power Corp. SA
(d)
3.88%, 03/30/26 ............ 2,059 2,407,698
3.38%, 07/31/28 ............ 2,638 3,014,776
5,422,474
India — 0.1%
(d)
Export-Import Bank of India, 3.25%
,
01/15/30 ................. USD 3,095 3,145,874
NTPC Ltd., 4.25%
,
02/26/26 ...... 2,118 2,264,010
Oil India Ltd., 5.13%
,
02/04/29 ..... 9,570 10,681,316
Power Finance Corp. Ltd.
4.50%, 06/18/29 ............ 25,901 27,670,362
3.95%, 04/23/30 ............ 468 481,982
44,243,544
Indonesia — 0.0%
(d)
Bank Tabungan Negara Persero Tbk.
PT, 4.20%
,
01/23/25 .......... 3,815 3,886,722
Pertamina Persero PT
3.65%, 07/30/29 ............ 2,889 3,064,688
3.10%, 08/27/30 ............ 2,540 2,590,006
4.18%, 01/21/50 ............ 7,857 8,094,183
17,635,599
Ireland — 0.1%
AIB Group plc, (EUR Swap Annual 5
Year + 3.30%), 2.87%
,
05/30/31
(b)(d)
EUR 16,500 19,801,720
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(d)
3.63%, 09/24/24 ............ 4,200 4,859,280
2.63%, 04/28/25 ............ 2,364 2,688,190
1.88%, 01/09/26 ............ 3,645 4,035,712
Poste Italiane SpA
(EURIBOR Swap Rate 5 Year +
2.68%), 2.62%
(b)(d)(n)
........ 6,492 7,095,570
18,678,752
Mexico — 0.4%
Petroleos Mexicanos
7.19%, 09/12/24 ............ MXN 2,306 10,735,396
6.88%, 10/16/25
(d)
........... USD 10,000 10,925,000
6.50%, 03/13/27 ............ 7,571 8,048,957
5.95%, 01/28/31 ............ 12,276 11,914,779
6.70%, 02/16/32
(a)
........... 116,848 117,724,360
5.50%, 06/27/44 ............ 5,383 4,420,116
6.75%, 09/21/47 ............ 12,487 11,019,777
7.69%, 01/23/50 ............ 12,025 11,544,000
6.95%, 01/28/60 ............ 3,290 2,903,425
189,235,810
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
.... 6,050 5,851,484
Panama — 0.0%
(a)
Aeropuerto Internacional de Tocumen
SA
4.00%, 08/11/41 ............ 3,470 3,542,219
5.13%, 08/11/61 ............ 8,948 9,371,912
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25 .... 3,445 3,443,493
16,357,624

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Qatar — 0.1%
Qatar Petroleum
3.13%, 07/12/41
(a)
........... USD 6,436 $ 6,492,315
3.13%, 07/12/41
(d)
........... 5,550 5,598,563
3.30%, 07/12/51
(a)
........... 2,408 2,474,220
3.30%, 07/12/51
(d)
........... 5,050 5,188,875
19,753,973
South Africa — 0.1%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25
(d)
................ 20,000 20,672,500
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(a)
.. 8,184 7,151,588
Total Foreign Agency Obligations — 1.7%
(Cost: $756,141,230) ............................. 765,880,638
Foreign Government Obligations — 4.5%
Argentina — 0.1%
Argentine Republic (The)
(e)
1.13%, 07/09/35 ............ 86,808 27,995,580
2.50%, 07/09/41 ............ 70,949 25,098,121
53,093,701
Austria — 0.3%
Republic of Austria, 2.10%
,
09/20/17
(a)(d)
EUR 79,917 140,203,204
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
........... USD 2,013 2,207,758
4.25%, 01/25/28
(a)
........... 1,304 1,269,770
6.75%, 09/20/29
(d)
........... 5,218 5,625,004
7.38%, 05/14/30
(d)
........... 2,330 2,585,280
5.25%, 01/25/33
(a)
........... 1,450 1,358,922
5.63%, 05/18/34
(a)
........... 50,301 47,597,321
60,644,055
Brazil — 0.0%
Federative Republic of Brazil
6.00%, 04/07/26 ............ 1,397 1,563,592
4.63%, 01/13/28 ............ 3,985 4,160,091
3.88%, 06/12/30 ............ 6,413 6,223,817
11,947,500
Chile — 0.0%
Republic of Chile
2.55%, 07/27/33 ............ 2,396 2,329,361
3.10%, 05/07/41 ............ 3,986 3,897,063
6,226,424
China — 0.5%
People's Republic of China
2.41%, 06/19/25 ............ CNY 483,720 75,665,198
2.85%, 06/04/27 ............ 342,500 54,284,243
3.01%, 05/13/28 ............ 91,890 14,634,561
2.68%, 05/21/30 ............ 76,700 11,874,149
4.08%, 10/22/48 ............ 102,160 17,929,542
3.86%, 07/22/49 ............ 19,420 3,294,723
3.81%, 09/14/50 ............ 160,000 26,874,413
3.72%, 04/12/51 ............ 102,210 17,015,043
221,571,872
Colombia — 0.3%
Republic of Colombia
8.13%, 05/21/24 ............ USD 2,688 3,041,304
4.50%, 01/28/26 ............ 4,523 4,731,624
3.88%, 04/25/27 ............ 2,469 2,487,209
Security
Par (000)
Par (000) Value
Colombia (continued)
4.50%, 03/15/29 ............ USD 56,143 $ 57,311,476
3.00%, 01/30/30 ............ 28,665 26,171,145
3.13%, 04/15/31 ............ 20,136 18,138,760
3.25%, 04/22/32 ............ 5,410 4,869,000
4.13%, 05/15/51 ............ 1,508 1,226,946
117,977,464
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
........... 13,152 14,631,600
4.50%, 01/30/30
(a)
........... 6,223 6,335,014
4.88%, 09/23/32
(a)
........... 9,173 9,320,915
5.30%, 01/21/41
(d)
........... 1,151 1,136,828
6.40%, 06/05/49
(d)
........... 4,657 4,889,268
36,313,625
Egypt — 0.1%
Arab Republic of Egypt
6.13%, 01/31/22
(d)
........... 690 692,553
6.13%, 01/31/22
(a)
........... 1,161 1,165,296
5.75%, 05/29/24
(a)
........... 3,343 3,473,711
4.75%, 04/11/25
(a)
........... EUR 265 298,474
5.88%, 06/11/25
(d)
........... USD 7,967 8,190,076
5.25%, 10/06/25
(a)
........... 2,673 2,693,048
7.60%, 03/01/29
(d)
........... 8,372 8,283,257
5.88%, 02/16/31
(a)
........... 3,487 3,086,692
6.38%, 04/11/31
(a)
........... EUR 3,719 3,897,853
8.50%, 01/31/47
(a)
........... USD 5,171 4,572,198
7.50%, 02/16/61
(a)
........... 1,393 1,133,902
37,487,060
France — 0.1%
French Republic, 0.75%
,
05/25/52
(a)(d)
EUR 26,927 29,312,999
Germany — 0.1%
Federal Republic of Germany, 0.10%
,
04/15/26
(d)
................ 51,037 64,316,449
Greece — 0.6%
Hellenic Republic
(a)(d)
0.00%, 02/12/26 ............ 39,592 44,016,218
2.00%, 04/22/27 ............ 31,815 38,610,540
3.88%, 03/12/29 ............ 20,961 28,366,777
1.50%, 06/18/30 ............ 71,793 83,288,340
0.75%, 06/18/31 ............ 28,805 31,116,274
1.88%, 01/24/52 ............ 51,740 57,817,996
283,216,145
Guatemala — 0.0%
Republic of Guatemala
(a)
5.38%, 04/24/32 ............ USD 3,074 3,423,283
4.65%, 10/07/41 ............ 4,127 4,125,195
7,548,478
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(a)
................ 1,500 1,476,844
India — 0.1%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... 1,138 1,153,861
Republic of India
5.79%, 05/11/30 ............ INR 957,400 12,303,387
5.77%, 08/03/30 ............ 1,536,300 19,818,427
33,275,675

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Indonesia — 0.7%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(d)
........ USD 2,980 $ 3,024,700
Perusahaan Penerbit SBSN Indonesia
III, 3.80%
,
06/23/50
(d)
......... 10,280 10,794,000
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49
(d)
................ 14,543 18,251,465
Republic of Indonesia
6.50%, 06/15/25 ............ IDR 205,992,000 15,219,055
4.75%, 01/08/26
(d)
........... USD 2,809 3,130,806
3.50%, 01/11/28 ............ 1,167 1,256,567
4.10%, 04/24/28 ............ 12,365 13,789,293
4.75%, 02/11/29 ............ 910 1,059,012
7.00%, 09/15/30 ............ IDR 1,281,889,000 93,269,173
7.50%, 06/15/35 ............ 712,000,000 52,344,676
7.50%, 04/15/40 ............ 650,054,000 47,423,270
7.13%, 06/15/42 ............ 600,000,000 42,939,835
4.63%, 04/15/43
(d)
........... USD 2,985 3,514,838
4.75%, 07/18/47
(d)
........... 2,985 3,607,746
309,624,436
Israel — 0.0%
State of Israel Government Bond,
2.75%
,
07/03/30 ............ 1,502 1,595,406
Malaysia — 0.4%
Malaysia Government Bond
3.50%, 05/31/27 ............ MYR 52,300 12,700,225
2.63%, 04/15/31 ............ 501,565 111,306,737
4.25%, 05/31/35 ............ 176,800 43,875,216
167,882,178
Mexico — 0.1%
Petroleos Mexicanos, 6.38%
,
01/23/45 USD 2,591 2,250,607
United Mexican States
3.75%, 01/11/28 ............ 4,187 4,503,119
4.50%, 04/22/29 ............ 3,069 3,424,428
2.66%, 05/24/31 ............ 6,732 6,560,755
4.75%, 03/08/44 ............ 1,494 1,625,939
4.35%, 01/15/47 ............ 5,358 5,548,209
4.50%, 01/31/50 ............ 1,554 1,649,474
25,562,531
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
3,332 3,411,135
Morocco — 0.0%
Kingdom of Morocco
3.00%, 12/15/32
(a)
........... 6,226 5,931,433
4.00%, 12/15/50
(a)
........... 4,181 3,782,498
4.00%, 12/15/50
(d)
........... 2,599 2,351,283
12,065,214
Oman — 0.0%
Oman Government Bond
(d)
7.38%, 10/28/32 ............ 1,910 2,222,094
6.50%, 03/08/47 ............ 2,331 2,308,389
6.75%, 01/17/48 ............ 2,337 2,372,055
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(a)
................ 718 761,080
7,663,618
Pakistan — 0.0%
Islamic Republic of Pakistan
(d)
6.00%, 04/08/26 ............ 2,980 2,976,275
7.38%, 04/08/31 ............ 2,979 2,956,657
5,932,932
Security
Par (000)
Par (000) Value
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ USD 738 $ 798,101
3.16%, 01/23/30 ............ 9,007 9,332,378
2.25%, 09/29/32 ............ 1,717 1,634,691
4.50%, 05/15/47 ............ 2,806 3,093,264
4.50%, 04/16/50 ............ 3,360 3,698,730
4.50%, 04/01/56 ............ 757 834,498
19,391,662
Paraguay — 0.0%
Paraguay Government International
Bond, 4.70%
,
03/27/27
(d)
....... 2,090 2,319,639
Republic of Paraguay
5.00%, 04/15/26
(d)
........... 2,500 2,774,687
4.95%, 04/28/31
(a)
........... 3,624 4,072,017
2.74%, 01/29/33
(a)
........... 3,346 3,228,472
5.40%, 03/30/50
(a)
........... 2,406 2,742,539
5.40%, 03/30/50
(d)
........... 1,416 1,614,063
16,751,417
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 5,831 5,321,881
Republic of Peru
7.35%, 07/21/25 ............ 1,252 1,488,941
2.39%, 01/23/26 ............ 2,372 2,401,354
4.13%, 08/25/27 ............ 1,847 2,025,120
2.78%, 01/23/31 ............ 1,315 1,305,795
3.00%, 01/15/34 ............ 415 412,925
3.30%, 03/11/41 ............ 1,308 1,305,956
14,261,972
Philippines — 0.0%
Republic of Philippines
3.75%, 01/14/29 ............ 3,175 3,575,447
6.38%, 01/15/32 ............ 1,702 2,265,575
6.38%, 10/23/34 ............ 3,661 5,081,468
2.95%, 05/05/45 ............ 2,750 2,710,125
13,632,615
Qatar — 0.0%
State of Qatar
4.50%, 04/23/28
(d)
........... 2,716 3,114,403
4.00%, 03/14/29
(a)
........... 2,246 2,528,294
4.40%, 04/16/50
(d)
........... 1,328 1,643,400
7,286,097
Romania — 0.0%
Romania Government Bond
3.00%, 02/14/31
(a)
........... 6,522 6,608,743
6.13%, 01/22/44
(d)
........... 682 890,897
4.00%, 02/14/51
(d)
........... 1,626 1,621,772
9,121,412
Russia — 0.0%
Russian Federation
(d)
4.75%, 05/27/26 ............ 1,400 1,529,500
4.25%, 06/23/27 ............ 8,200 8,835,500
10,365,000
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(d)
........... 2,012 2,166,295
3.63%, 03/04/28
(d)
........... 1,462 1,591,296
4.38%, 04/16/29
(a)
........... 4,949 5,671,245
4.50%, 04/17/30
(d)
........... 3,571 4,159,099

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
2.25%, 02/02/33
(d)
........... USD 8,666 $ 8,457,474
22,045,409
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ................. 1,499 1,595,311
Spain — 0.4%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(d)
EUR 99,360 170,256,697
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(d)
6.85%, 03/14/24 ............ USD 3,275 1,707,708
6.13%, 06/03/25 ............ 600 311,550
6.83%, 07/18/26 ............ 1,000 503,937
7.85%, 03/14/29 ............ 300 150,619
7.55%, 03/28/30 ............ 4,187 2,113,912
4,787,726
Ukraine — 0.1%
Ukraine Government Bond
7.75%, 09/01/23
(d)
........... 1,920 1,872,000
8.99%, 02/01/24
(d)
........... 8,088 8,045,032
7.75%, 09/01/24
(d)
........... 1,603 1,552,205
9.75%, 11/01/28
(d)
........... 1,850 1,858,672
7.38%, 09/25/32
(a)
........... 15,483 13,799,224
7.25%, 03/15/33
(a)
........... 20,285 17,800,087
44,927,220
United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%
,
01/22/45
(d)
................ GBP 33,536 66,457,853
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 ............ USD 1,977 2,214,363
4.98%, 04/20/55 ............ 1,138 1,490,733
3,705,096
Total Foreign Government Obligations — 4.5%
(Cost: $2,099,990,658) ........................... 2,042,934,432
Shares
Shares
Investment Companies — 2.5%
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(r)
..... 368,646,235 368,719,964
Consumer Discretionary Select Sector
SPDR Fund
(h)
.............. 158,234 32,349,359
Financial Select Sector SPDR Fund . 1,441,001 56,271,089
Health Care Select Sector SPDR Fund 236,614 33,336,547
Industrial Select Sector SPDR Fund
(h)
614,081 64,975,911
Invesco Senior Loan ETF ........ 1,103,710 24,391,991
iShares China Large-Cap ETF
(h)(r)
... 399,549 14,615,502
iShares Core U.S. Aggregate Bond
ETF
(r)
.................... 24,400 2,783,552
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(h)(r)
....... 84,892 11,249,888
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(r)
.......... 4,443 484,554
iShares Latin America 40 ETF
(r)
.... 536,067 12,576,132
iShares MSCI Brazil ETF
(r)
........ 496,774 13,944,446
iShares Nasdaq Biotechnology ETF
(h)(r)
29,333 4,476,802
iShares S&P 500 Value ETF
(r)
..... 339,136 53,118,872
SPDR Blackstone Senior Loan ETF . 531,327 24,244,451
Security
Shares
Shares Value
Investment Companies (continued)
SPDR S&P 500 ETF Trust ........ 882,670 $ 419,232,943
VanEck Semiconductor ETF ...... 28,000 8,646,120
Total Investment Companies — 2.5%
(Cost: $1,073,524,637) ........................... 1,145,418,123
Par (000)
Pa r (000)
Municipal Bonds — 1.7%
Arizona - 0.0%
Arizona Health Facilities Authority,
Series 2007B, RB, VRDN,
0.90%, 01/01/22
(s)
........... USD 10,240 10,395,327
California - 0.3%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 18,652,010
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 6,450,806
California Pollution Control Financing
Authority, Series 2012, RB,
5.00%, 11/21/45
(a)
........... 11,555 11,972,854
California State Public Works Board,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 11,279,191
California State University, Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 10,997,063
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 6,206,794
Contra Costa Community College
District, Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 4,462,799
Golden State Tobacco Securitization
Corp.
RB, 3.49%, 06/01/36 ......... 3,520 3,578,542
Series 2021B, RB, 2.75%, 06/01/34 4,140 4,124,323
Los Angeles Department of Water &
Power, RB, 5.00%, 07/01/51 .... 19,500 25,376,145
Los Angeles Unified School District,
Series 2010I, GO, 6.76%, 07/01/34 3,745 5,213,031
San Jose Redevelopment Agency
Successor Agency, Series 2017A-T,
3.18%, 08/01/26 ............ 4,575 4,874,120
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 3,323,153
Series 2009, GO, 7.55%, 04/01/39 4,840 8,076,584
Series 2009, GO, 7.30%, 10/01/39 7,375 11,631,652
Series 2009, GO, 7.35%, 11/01/39 2,270 3,597,444
University of California, Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 5,442,066
145,258,577
Colorado - 0.1%
Colorado Health Facilities
Authority, Series 2019A-2, RB,
5.00%, 08/01/44 ............ 13,500 16,776,306
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority, Series 2015L,
RB, 5.00%, 07/01/45 ......... 6,375 7,179,389
State of Connecticut, Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,430,246
9,609,635

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Delaware - 0.0%
University of Delaware, Series 2010A,
RB, 5.87%, 11/01/40 ......... USD 7,500 $ 10,397,364
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,821,713
Series 2015, RB, 5.00%, 07/15/35 3,280 3,818,493
7,640,206
Florida - 0.1%
County of Broward Airport System,
Series 2019C, RB, 2.91%, 10/01/32 3,100 3,175,342
County of Miami-Dade
RB, 4.00%, 10/01/51 ......... 7,400 8,739,858
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,877,841
Series 2018C, RB, 4.06%, 10/01/31 4,765 5,233,701
Series 2019E, RB, 2.53%, 10/01/30 7,590 7,641,590
Sumter Landing Community
Development District, Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,928,223
30,596,555
Georgia - 0.0%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.66%, 04/01/57 2,382 3,703,455
Idaho - 0.0%
Idaho Health Facilities Authority, Series
2017A, RB, 5.00%, 12/01/47 .... 3,180 3,833,640
Louisiana - 0.0%
State of Louisiana, GO,
5.00%, 03/01/38 ............ 9,625 12,663,540
Massachusetts - 0.3%
Commonwealth of Massachusetts
GO, 5.00%, 09/01/49 ......... 7,795 10,129,250
Series 2009E, GO, 5.46%, 12/01/39 805 1,094,973
Series 2019H, GO, 2.90%, 09/01/49 1,055 1,100,970
Massachusetts Development Finance
Agency
Series 2016Q, RB, 5.00%, 07/01/47 6,715 7,854,069
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 8,324,411
Massachusetts Housing Finance
Agency
Series 2014B, RB, 4.30%, 12/01/34 2,965 3,108,397
Series 2014B, RB, 4.50%, 12/01/39 2,425 2,523,298
Series 2014B, RB, 4.60%, 12/01/44 2,575 2,663,912
Series 2014E, RB, 3.80%, 12/01/29 100 105,884
Series 2014E, RB, 4.05%, 12/01/34 105 110,678
Series 2014E, RB, 4.20%, 12/01/39 110 115,257
Series 2015A, RB, 4.25%, 12/01/35 1,630 1,743,896
Series 2015A, RB, 4.35%, 12/01/40 815 864,978
Series 2015A, RB, 4.50%, 12/01/48 2,575 2,712,354
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 11,870,464
Series 2019B, RB, 2.97%, 10/15/32 9,240 9,600,408
63,923,199
Michigan - 0.0%
City of Detroit Sewage Disposal
System, Series 2006D, RB, VRDN,
0.69%, 01/01/22
(s)
........... 5,685 5,714,588
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39 4,160 4,619,978
Series 2016, RB, 5.00%, 11/15/28 2,960 3,566,153
Series 2016, RB, 5.00%, 11/15/41 2,620 3,087,889
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 USD 2,710 $ 2,971,344
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,366,399
Series 2018B, RB, 3.55%, 10/01/33 2,830 3,082,619
Royal Oak Hospital Finance Authority,
Series 2014D, RB, 5.00%, 09/01/39 4,280 4,670,954
29,079,924
Minnesota - 0.0%
State of Minnesota, GO,
4.00%, 09/01/38 ............ 7,785 9,630,393
New Jersey - 0.0%
New Jersey Transportation Trust
Fund Authority, Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 4,414,637
Rutgers The State University of
New Jersey, Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 9,553,024
13,967,661
New York - 0.4%
New York City Housing Development
Corp.
Series 2018C-1-A, RB,
3.70%, 11/01/38 .......... 2,940 3,095,697
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,840 9,344,181
New York City Transitional Finance
Authority Future Tax Secured
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 12,540 13,841,514
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 15,581,300
New York City Water & Sewer System
RB, 4.00%, 06/15/49 ......... 7,785 9,106,226
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 2,325,755
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 6,982,129
New York State Dormitory Authority,
Series 2020F, RB, 3.19%, 02/15/43 4,005 4,242,241
New York State Urban Development
Corp.
RB, 2.01%, 03/15/30 ......... 14,585 14,469,767
RB, 2.50%, 03/15/33 ......... 15,800 15,852,822
Series 2017D, RB, 3.32%, 03/15/29 10,345 11,081,040
New York Transportation Development
Corp.
Series 2016A, RB, 5.00%, 07/01/41 945 1,037,613
Series 2016A, RB, 5.00%, 07/01/46 3,480 3,813,867
Series 2016A, RB, 5.25%, 01/01/50 10,150 11,179,363
Port Authority of New York & New
Jersey, Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 11,323,910
State of New York, Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 11,715,539
State of New York Mortgage
Agency, Series 2014-189, RB,
3.85%, 10/01/34 ............ 1,090 1,114,466
146,107,430
North Carolina - 0.0%
City of Charlotte, RB, 4.00%, 07/01/51 5,980 6,910,827

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Ohio - 0.1%
American Municipal Power, Inc., Series
2010B, RB, 7.83%, 02/15/41 .... USD 4,015 $ 6,570,746
JobsOhio Beverage System, Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 13,442,290
20,013,036
Oregon - 0.1%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 7,835,181
Series 2003B, GO, 5.68%, 06/30/28 6,520 7,727,728
Series 2005A, GO, 4.76%, 06/30/28 8,793 9,822,960
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 10,297,229
35,683,098
Pennsylvania - 0.0%
Allegheny County Airport Authority, RB,
4.00%, 01/01/46 ............ 7,605 8,751,372
City of Philadelphia, Series 2017B, RB,
5.00%, 07/01/42 ............ 3,500 4,148,834
Commonwealth Financing Authority,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,806,188
General Authority of Southcentral
Pennsylvania, Series 2014A, RB,
5.00%, 06/01/44 ............ 2,595 2,879,385
Pennsylvania Turnpike Commission,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 9,168,468
26,754,247
Puerto Rico - 0.1%
Puerto Rico Electric Power Authority
(g)(k)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 2,111,500
Series 2007TT-RSA-1, RB,
5.00%, 07/01/18 .......... 1,915 1,915,653
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,530,522
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 3,003,250
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,752,750
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 940,320
Series 2010WW-RSA-1, RB,
5.50%, 07/01/38 .......... 6,160 6,162,100
Series 2010ZZ, RB, 5.25%, 07/01/23 500 512,500
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 1,150,392
Series 2010ZZ-RSA-1, RB,
5.00%, 07/01/18 .......... 1,225 1,225,417
Series 2010ZZ-RSA-1, RB,
5.25%, 07/01/18 .......... 6,255 6,257,132
Series 2012A, RB, 5.00%, 07/01/42 980 1,004,500
Series 2012A-RSA-1, RB,
5.00%, 07/01/42 .......... 5,820 5,821,984
Series 2012A-RSA-1, RB,
5.05%, 07/01/42 .......... 1,030 1,030,351
Series 2013A-RSA-1, RB,
7.00%, 07/01/43 .......... 7,405 7,886,325
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,675,875
Puerto Rico Sales Tax Financing
Corp., Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 2,335,703
46,316,274
Security
Par (000)
Par (000) Value
South Carolina - 0.0%
Lexington County Health Services
District, Inc., Series 2016, RB,
5.00%, 11/01/41 ............ USD 2,995 $ 3,489,030
South Carolina Public Service Authority,
Series 2016D, RB, 2.39%, 12/01/23 818 841,761
4,330,791
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 975 1,042,179
Series 2018-3, RB, 3.95%, 01/01/49 780 838,391
1,880,570
Texas - 0.0%
Dallas/Fort Worth International
Airport, Series 2019A-2, RB,
3.14%, 11/01/45 ............ 2,360 2,494,633
Texas A&M University, Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 6,379,034
Texas Municipal Gas Acquisition &
Supply Corp. I, Series 2008D, RB,
6.25%, 12/15/26 ............ 1,460 1,699,478
Texas Private Activity Bond Surface
Transportation Corp., Series 2019,
RB, 5.00%, 06/30/58 ......... 10,000 11,998,177
22,571,322
Utah - 0.1%
City of Salt Lake City
RB, 5.00%, 07/01/37 ......... 7,785 10,027,665
RB, 5.00%, 07/01/46 ......... 12,445 15,779,048
25,806,713
Virginia - 0.0%
Tobacco Settlement Financing
Corp., Series 2007A-1, RB,
6.71%, 06/01/46 ............ 12,075 12,699,163
Virginia College Building Authority,
Series 2020B, RB, 1.97%, 02/01/32 6,520 6,390,482
Virginia Small Business Financing
Authority, Series 2017, RB,
5.00%, 12/31/47 ............ 2,900 3,437,287
22,526,932
Washington - 0.1%
Central Puget Sound Regional Transit
Authority, Series 2015S-1, RB,
5.00%, 11/01/50 ............ 4,800 5,612,825
Grant County Public Utility District
No. 2, Series 2015M, RB,
4.58%, 01/01/40 ............ 2,550 3,240,785
State of Washington, GO,
4.00%, 02/01/36 ............ 11,555 14,437,923
23,291,533
Total Municipal Bonds — 1.7%
(Cost: $698,342,571) ............................. 749,668,555
Non-Agency Mortgage-Backed Securities — 7.5%
Collateralized Mortgage Obligations — 3.6%
Cayman Islands — 0.1%
Prima Capital CRE Securitization
Ltd.
(a)(c)
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... 3,920 3,842,384
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 16,840 16,762,536
20,604,920

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Netherlands — 0.0%
(b)
Domi BV, Series 2021-1, Class A,
(EURIBOR 3 Month + 0.63%),
0.03%, 06/15/53
(d)
........... EUR 2,952 $ 3,367,989
Dutch Property Finance BV
Series 2021-1, Class B, (EURIBOR
3 Month + 1.10%), 0.55%,
07/28/58
(d)
.............. 740 842,470
Series 2021-2, Class A, (EURIBOR
3 Month + 0.70%), 0.16%,
04/28/59
(d)
.............. 2,976 3,397,165
Series 2021-2, Class B, (EURIBOR
3 Month + 0.80%), 0.26%,
04/28/59
(d)
.............. 820 917,619
Series 2021-2, Class C, (EURIBOR
3 Month + 1.05%), 0.51%,
04/28/59
(d)
.............. 504 562,859
Paragon Mortgages No. 25 plc
Series 25, Class B, (LIBOR GBP
3 Month + 0.95%), 1.05%,
05/15/50
(d)
.............. GBP 3,805 5,134,997
Series 25, Class C, (LIBOR GBP
3 Month + 1.30%), 1.40%,
05/15/50
(d)
.............. 2,985 4,034,832
18,257,931
United Kingdom — 0.2%
(b)
Atlas Funding plc
Series 2021-1, Class C, (SONIO/N +
1.70%), 1.75%, 07/25/58
(d)
... 125 170,234
Series 2021-1, Class D, (SONIO/N +
2.25%), 2.30%, 07/25/58
(d)
... 110 150,227
Canada Square Funding plc
Series 2021-2, Class A, (SONIO/N +
0.78%), 0.83%, 06/17/58
(d)
... 2,053 2,776,926
Series 2021-2, Class B, (SONIO/N +
1.20%), 1.25%, 06/17/58
(d)
... 382 516,049
Series 2021-2, Class C, (SONIO/N +
1.60%), 1.65%, 06/17/58
(d)
... 102 137,820
CMF plc
Series 2020-1, Class B, (SONIO/N +
1.00%), 1.05%, 01/16/57
(d)
... 220 296,574
Series 2020-1, Class C, (SONIO/N +
1.25%), 1.30%, 01/16/57
(d)
... 100 134,335
Finsbury Square
Series 2021-1GRX, Class AGRN,
(SONIO/N + 0.65%), 0.70%,
12/16/67
(d)
.............. 2,824 3,807,883
Series 2021-1GRX, Class B,
(SONIO/N + 1.00%), 1.05%,
12/16/67
(d)
.............. 1,470 1,974,913
Series 2021-1GRX, Class C,
(SONIO/N + 1.25%), 1.30%,
12/16/67
(d)
.............. 1,045 1,408,118
Finsbury Square plc
Series 2018-2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.19%,
09/12/68
(d)
.............. 5,982 8,115,000
Series 2018-2, Class D, (LIBOR
GBP 3 Month + 2.60%), 2.69%,
09/12/68
(d)
.............. 950 1,289,085
Series 2019-2, Class C, (SONIO/N +
2.05%), 2.10%, 09/16/69
(d)
... 385 524,578
Series 2019-2, Class D, (SONIO/N +
2.35%), 2.40%, 09/16/69
(d)
... 280 381,026
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2019-3, Class C, (SONIO/N +
2.00%), 2.05%, 12/16/69
(d)
... GBP 790 $ 1,077,304
Series 2020-1X, Class C, (SONIO/N
+ 1.35%), 1.40%, 03/16/70
(d)
.. 210 284,461
Series 2021-2X, Class A, (SONIO/N
+ 0.80%), 0.85%, 12/16/71
(d)
.. 4,956 6,682,703
Series 2021-2X, Class B, (SONIO/N
+ 1.25%), 2.40%, 12/16/71
(d)
.. 1,339 1,801,375
Series 2021-2X, Class C, (SONIO/N
+ 1.40%), 1.45%, 12/16/71
(d)
.. 371 499,118
Series 2021-2X, Class D, (SONIO/N
+ 1.70%), 1.75%, 12/16/71
(d)
.. 200 268,968
Gemgarto plc
Series 2018-1, Class C, (SONIO/N +
1.35%), 1.48%, 09/16/65
(d)
... 976 1,317,988
Series 2018-1, Class D, (SONIO/N +
1.65%), 1.78%, 09/16/65
(d)
... 335 450,962
Series 2021-1X, Class C, (SONIO/N
+ 1.30%), 1.35%, 12/16/67
(d)
.. 218 295,033
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 0.54%, 06/18/39
(d)
6,150 7,941,222
Hops Hill No. 1 plc
Series 1, Class C, (SONIO/N +
1.85%), 2.04%, 05/27/54
(d)
... 200 273,325
Series 1, Class D, (SONIO/N +
2.35%), 2.54%, 05/27/54
(d)
... 100 136,952
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.30%, 06/12/57
(d)
... 370 508,665
Series 2021-1, Class A, (SONIO/N +
0.65%), 0.70%, 07/20/58
(d)
... 2,177 2,941,274
Series 2021-1, Class B, (SONIO/N +
0.95%), 1.00%, 07/20/58
(d)
... 266 356,627
Series 2021-1, Class C, (SONIO/N +
1.25%), 1.30%, 07/20/58
(d)
... 158 212,468
Series 2021-1, Class D, (SONIO/N +
1.65%), 1.70%, 07/20/58
(d)
... 103 139,076
London Wall Mortgage Capital plc
Series 2021-FL1, Class A,
(SONIO/N + 0.75%), 0.80%,
05/15/51
(d)
.............. 2,174 2,938,191
Series 2021-FL2, Class A,
(SONIO/N + 0.80%), 0.85%,
05/15/52
(d)
.............. 1,243 1,683,036
Mortimer BTL plc
Series 2021-1, Class A, (SONIO/N +
0.70%), 0.75%, 06/23/53
(d)
... 2,292 3,091,883
Series 2021-1, Class B, (SONIO/N +
1.10%), 1.15%, 06/23/53
(d)
... 334 451,408
Series 2021-1, Class C, (SONIO/N +
1.45%), 1.50%, 06/23/53
(d)
... 110 148,161
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.00%, 12/01/50
(d)
..... EUR 1,216 1,367,579
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.00%, 11/15/38
(d)
.... 778 864,215
Pierpont BTL plc
Series 2021-1, Class A, (SONIO/N +
0.80%), 0.80%, 12/22/53
(d)
... GBP 3,543 4,778,718
Series 2021-1, Class B, (SONIO/N +
1.25%), 1.25%, 12/22/53
(d)
... 1,728 2,325,689
Precise Mortgage Funding plc
Series 2020-1B, Class B, (SONIO/N
+ 1.45%), 1.50%, 10/16/56
(d)
.. 115 156,256

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2020-1B, Class C, (SONIO/N
+ 1.70%), 1.75%, 10/16/56
(d)
.. GBP 100 $ 135,259
Series 2020-1B, Class D, (SONIO/N
+ 1.95%), 2.00%, 10/16/56
(d)
.. 100 135,003
Residential Mortgage Securities 32 plc,
Series 32X, Class C, (SONIO/N +
2.20%), 2.25%, 06/20/70
(d)
..... 1,025 1,410,454
Ripon Mortgages plc
Series 1X, Class B2, (LIBOR GBP
3 Month + 1.20%), 1.32%,
08/20/56
(d)
.............. 962 1,303,049
Series 1X, Class C1, (LIBOR GBP
3 Month + 1.50%), 1.62%,
08/20/56
(d)
.............. 11,572 15,672,193
RMAC No.2 plc, Series 2018-2, Class
C, (LIBOR GBP 3 Month + 1.85%),
1.94%, 06/12/46
(d)
........... 420 570,673
RMAC Securities No. 1 plc, Series
2007-NS1X, Class A2A, (LIBOR
GBP 3 Month + 0.15%), 0.24%,
06/12/44
(d)
................ 359 468,170
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
0.00%, 06/12/44
(d)
......... EUR 138 152,561
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
0.00%, 06/12/44
(d)
......... 2,369 2,579,921
Together Asset-Backed Securitisation
2021-1st1 plc
Series 2021-1ST1, Class A,
(SONIO/N + 0.70%), 0.75%,
07/12/63
(d)
.............. GBP 1,548 2,088,326
Series 2021-1ST1, Class B,
(SONIO/N + 0.95%), 1.00%,
07/12/63
(d)
.............. 157 212,210
Series 2021-1ST1, Class C,
(SONIO/N + 1.25%), 1.30%,
07/12/63
(d)
.............. 107 144,627
Tower Bridge Funding
Series 2021-1, Class C, (SONIO/N +
1.85%), 1.90%, 07/21/64
(d)
... 365 497,435
Series 2021-1, Class D, (SONIO/N +
2.15%), 2.20%, 07/21/64
(d)
... 253 344,682
Tower Bridge Funding plc
Series 2020-1, Class C, (SONIO/N +
2.45%), 2.50%, 09/20/63
(d)
... 150 205,617
Series 2020-1, Class D, (SONIO/N +
3.45%), 3.50%, 09/20/63
(d)
... 119 163,385
Series 2021-2, Class A, (SONIO/N +
0.78%), 0.83%, 11/20/63
(d)
... 1,373 1,857,358
Series 2021-2, Class B, (SONIO/N +
1.10%), 1.15%, 11/20/63
(d)
... 253 341,723
Series 2021-2, Class C, (SONIO/N +
1.50%), 1.55%, 11/20/63
(d)
... 140 190,332
Series 2021-2, Class D, (SONIO/N +
1.80%), 1.85%, 11/20/63
(d)
... 170 231,279
Twin Bridges plc
Series 2018-1, Class D, (LIBOR
GBP 3 Month + 2.05%), 2.14%,
09/12/50
(d)
.............. 843 1,146,144
Series 2019-1, Class C, (LIBOR
GBP 3 Month + 1.70%), 1.79%,
12/12/52
(d)
.............. 550 745,808
Series 2019-2, Class C, (SONIO/N +
2.00%), 2.05%, 06/12/53
(d)
... 565 768,447
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2019-2, Class D, (SONIO/N +
2.60%), 2.65%, 06/12/53
(d)
... GBP 250 $ 340,742
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.30%, 12/12/54
(d)
... 390 533,532
Series 2020-1, Class D, (SONIO/N +
3.00%), 3.05%, 12/12/54
(d)
... 225 311,662
Series 2021-1, Class C, (SONIO/N +
1.60%), 1.65%, 03/12/55
(d)
... 436 595,435
Series 2021-1, Class D, (SONIO/N +
2.10%), 2.15%, 03/12/55
(d)
... 220 301,118
Series 2021-2, Class A, (SONIO/N +
0.66%), 0.71%, 09/12/55
(d)
... 3,497 4,712,301
Series 2021-2, Class B, (SONIO/N +
0.90%), 0.95%, 09/12/55
(d)
... 819 1,102,869
Series 2021-2, Class C, (SONIO/N +
1.15%), 1.20%, 09/12/55
(d)
... 435 583,800
Series 2021-2, Class D, (SONIO/N +
1.50%), 1.55%, 09/12/55
(d)
... 187 250,782
104,772,322
United States — 3.3%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.56%,
01/25/45 ............... USD 1,323 1,294,185
Series 2015-3, Class B5, 3.56%,
04/25/45 ............... 1,521 1,488,016
Series 2015-4, Class B5, 3.54%,
06/25/45 ............... 1,061 1,028,923
Alternative Loan Trust
Series 2005-72, Class A3, (LIBOR
USD 1 Month + 0.60%), 0.70%,
01/25/36
(b)
.............. 2,050 1,964,668
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.45%,
06/25/35
(b)
.............. 8,245 6,985,303
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,861 2,602,178
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 695 497,352
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
0.50%, 08/25/36
(b)
......... 7,761 1,409,772
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 0.80%,
11/25/46
(b)
.............. 5,139 1,837,283
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,620 1,965,621
Series 2006-J7, Class 2A1, (Cost
of Funds for the 11th District of
San Francisco + 1.50%), 1.73%,
11/20/46
(b)
.............. 4,607 3,510,393
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
0.48%, 09/25/46
(b)
......... 3,273 3,101,535
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 1.81%, 11/25/46
(b)
.. 11,127 9,632,543
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.68%),
0.78%, 10/25/46
(b)
......... 10,660 7,983,117
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
0.29%, 03/20/47
(b)
......... 4,112 3,543,580

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
0.60%, 07/25/46
(b)
......... USD 6,422 $ 6,242,195
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
0.56%, 11/25/36
(b)
......... 4,209 4,117,856
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 22,344 14,599,743
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 770 480,841
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 4,197 2,706,475
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.28%),
0.38%, 04/25/47
(b)
......... 3,774 3,451,637
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
0.46%, 04/25/47
(b)(c)
........ 39 492
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.36%),
0.46%, 06/25/47
(b)
......... 730 593,839
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.48%),
0.58%, 08/25/47
(b)
......... 915 895,071
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 1.02%, 10/25/46 ... 2,964 2,407,612
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 0.31%,
10/25/46 ............... 6,053 3,832,837
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 1.00%, 11/25/46 ... 10,918 4,377,411
Angel Oak Mortgage Trust
(a)(b)
Series 2019-2, Class B2, 6.29%,
03/25/49 ............... 1,284 1,286,856
Series 2019-5, Class B1, 3.96%,
10/25/49 ............... 715 712,632
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.57%,
07/31/57 ............... 19,914 8,112,273
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 2.95%,
09/27/46 ............... 7,729 7,728,985
Series 2016-3, Class 4A, (LIBOR
USD 1 Month + 2.60%), 2.70%,
04/27/47 ............... 398 398,416
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,684 2,754,660
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,586 3,663,593
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
12/27/60
(c)(e)
............. 68,444 67,801,053
Series 2021-NPL1, Class B, 4.62%,
12/27/60
(e)
.............. 6,222 6,197,936
Series 2021-NPL1, Class C, 0.00%,
12/27/60 ............... 14,222 17,221,915
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 0.39%, 05/28/36
(a)(b)
.... 5,216 5,093,775
Security
Par (000)
Par (000) Value
United States (continued)
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.42%,
11/25/36 ............... USD 2,402 $ 2,321,209
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.42%,
01/25/47 ............... 2,075 1,957,648
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,567 2,274,705
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 4,025 3,501,687
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 0.38%,
08/25/36 ............... 1,733 1,721,112
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 0.27%,
03/25/37 ............... 126 119,920
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.24%, 03/25/37 .......... 1,894 1,820,277
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
0.31%, 06/25/37 .......... 1,279 1,263,011
BRAVO Residential Funding Trust
(a)(b)
Series 2019-NQM1, Class B2,
5.69%, 07/25/59 .......... 2,054 2,068,854
Series 2019-NQM2, Class B2,
4.80%, 11/25/59 .......... 1,794 1,796,787
Central Park Funding Trust, Series
2021-2, Class PT, (LIBOR USD 1
Month + 3.00%), 3.10%, 10/27/22
(a)(b)
1,049 1,044,553
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 53,011 31,702,987
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 2.48%,
11/25/35
(b)
.............. 1,146 1,093,944
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 1.04%, 04/25/46
(b)
.. 28,871 11,045,184
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
0.50%, 04/25/46
(b)
......... 1,494 1,406,182
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 14,258 7,747,118
CIM Trust, Series 2019-J2, Class B4,
3.78%, 10/25/49
(a)(b)
.......... 1,654 1,652,035
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 3,758 3,372,969
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 5,010 4,449,140
Citigroup Mortgage Loan Trust
(a)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 609,599
Series 2019-IMC1, Class B1, 3.97%,
07/25/49
(b)
.............. 2,793 2,803,297
Series 2019-IMC1, Class B2, 5.41%,
07/25/49
(b)
.............. 5,580 5,695,116
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 1,049 1,085,253

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... USD 2,734 $ 2,764,038
Connecticut Avenue Securities Trust,
Series 2021-R03, Class 1B2,
(SOFR30A + 5.50%), 5.55%,
12/25/41
(a)(b)
............... 3,276 3,286,145
Credit Suisse Mortgage Capital
Certificates, Series 2009-12R, Class
3A1, 6.50%, 10/27/37
(a)
........ 21,076 11,492,327
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 1.45%, 11/25/35
(b)
...... 3,255 588,386
CSMC Trust
(a)
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
0.29%, 02/27/36
(b)
......... 2,537 2,388,463
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 0.21%,
08/27/36
(b)
.............. 3,074 2,872,511
Series 2014-11R, Class 16A1,
2.99%, 09/27/47
(b)
......... 1,193 1,207,335
Series 2014-SAF1, Class B5, 4.00%,
03/25/44
(b)
.............. 2,847 2,787,031
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 0.24%,
10/27/36
(b)
.............. 5,906 4,897,901
Series 2017-2, Class CERT, 0.00%,
02/01/47
(c)
.............. 6,295 5,235,944
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 72,656 72,309,218
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)(c)
............. 2,245 2,174,626
Series 2021-JR1, Class B2, 29.00%,
09/27/66
(b)
.............. 3,894 3,452,143
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)(c)
............. 3,620 1,310,608
Deephaven Residential Mortgage Trust,
Series 2020-1, Class B2, 4.54%,
01/25/60
(a)(b)
............... 2,341 2,343,671
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.17%), 0.27%, 08/25/47
(b)
..... 2,551 2,763,606
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 0.59%, 01/27/37
(a)(b)
54 52,873
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 1,057 1,041,796
Series 2006-AB3, Class A8, (LIBOR
USD 1 Month + 0.00%), 6.36%,
07/25/36 ............... 672 662,479
Federal Home Loan Mortgage Corp.
STACR REMIC Trust
(a)(b)
Series 2021-DNA5, Class B1,
(SOFR30A + 3.05%), 3.10%,
01/25/34 ............... 6,420 6,448,293
Series 2021-DNA5, Class B2,
(SOFR30A + 5.50%), 5.55%,
01/25/34 ............... 7,062 7,343,586
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
3.85%, 08/25/50 .......... USD 1,573 $ 1,580,973
Series 2020-DNA5, Class B1,
(SOFR30A + 4.80%), 4.85%,
10/25/50 ............... 1,640 1,736,165
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.05%,
12/25/50 ............... 6,290 6,332,588
Series 2021-DNA1, Class B1,
(SOFR30A + 2.65%), 2.70%,
01/25/51 ............... 14,757 14,736,658
Series 2021-DNA1, Class B2,
(SOFR30A + 4.75%), 4.80%,
01/25/51 ............... 9,010 9,122,199
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.55%,
10/25/33 ............... 13,120 13,592,429
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.05%,
08/25/33 ............... 15,276 15,312,900
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.05%,
08/25/33 ............... 9,179 9,383,533
Series 2021-HQA2, Class B1,
(SOFR30A + 3.15%), 3.20%,
12/25/33 ............... 6,508 6,551,001
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(b)
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.45%,
08/25/33 ............... 12,560 12,901,968
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.05%,
08/25/33 ............... 11,360 12,420,806
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B2, (SOFR30A + 7.80%),
7.85%, 11/25/41
(a)(b)
.......... 22,441 23,590,467
Federal National Mortgage Association,
Series 2021-R02, Class 2B1,
(SOFR30A + 3.30%), 3.35%,
11/25/41
(a)(b)
............... 5,661 5,703,573
FHLMC STACR REMIC Trust
(a)(b)
Series 2021-HQA3, Class B1,
(SOFR30A + 3.35%), 3.40%,
09/25/41 ............... 9,582 9,534,413
Series 2021-HQA4, Class B2,
(SOFR30A + 7.00%), 7.05%,
12/25/41 ............... 4,558 4,609,375
GCAT Trust, Series 2020-NQM2, Class
B1, 4.85%, 04/25/65
(a)(b)
....... 4,430 4,520,379
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 2.08%, 03/25/36
(b)
..... 1,879 1,869,127
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.40%,
11/25/49 ............... 2,609 2,646,329

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-PJ2, Class B4, 3.62%,
07/25/50 ............... USD 1,893 $ 1,932,873
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.45%, 01/25/35 .......... 3,346 3,112,642
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.45%, 03/25/35 .......... 3,898 3,685,835
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
0.45%, 01/25/36 .......... 3,209 2,684,581
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 2.58%,
01/25/35
(b)
.............. 465 474,356
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 276 326,433
Series 2007-OA2, Class 2A1,
2.27%, 06/25/47
(b)
......... 1,779 1,398,361
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
0.31%, 12/19/36 .......... 23,826 22,351,136
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 0.35%,
07/19/47 ............... 1,409 1,304,976
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 6,503,714
Impac Secured Assets Trust, Series
2006-3, Class A1, (LIBOR USD 1
Month + 0.34%), 0.44%, 11/25/36
(b)
2,344 2,168,950
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
0.34%, 07/25/36 .......... 760 737,045
Series 2006-AR35, Class 1A1A,
(LIBOR USD 1 Month + 0.18%),
0.28%, 01/25/37 .......... 4,832 4,898,256
Series 2007-AR19, Class 3A1,
2.97%, 09/25/37 .......... 5,490 4,314,196
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
0.34%, 08/25/37 .......... 1,986 1,862,168
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.23%,
05/25/37
(b)
................ 1,065 989,813
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
4.35%, 11/25/24
(a)(b)
.......... 1,498 1,469,177
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 2.31%,
07/25/35 ............... 16 15,700
Series 2021-4, Class B1, 2.89%,
08/25/51
(a)
.............. 28,875 29,010,695
Series 2021-4, Class B2, 2.89%,
08/25/51
(a)
.............. 7,318 7,268,643
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,913 6,656,803
Series 2021-INV5, Class A2A,
2.50%, 12/25/51
(a)
......... 108,784 108,780,139
Series 2021-INV5, Class A2X,
0.50%, 12/25/51
(a)
......... 221,693 3,471,711
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a)
......... 21,863 21,698,147
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV5, Class A5X,
0.50%, 12/25/51
(a)
......... USD 13,041 $ 199,000
Series 2021-INV5, Class AX1,
0.19%, 12/25/51
(a)
......... 234,734 1,309,896
Series 2021-INV5, Class B1, 3.19%,
12/25/51
(a)
.............. 12,286 12,576,734
Series 2021-INV5, Class B2, 3.19%,
12/25/51
(a)
.............. 3,606 3,641,724
Series 2021-INV5, Class B3, 3.19%,
12/25/51
(a)
.............. 4,006 3,986,262
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(a)
.............. 2,671 2,125,764
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(a)
.............. 935 678,416
Series 2021-INV5, Class B6, 3.16%,
12/25/51
(a)
.............. 3,205 1,312,400
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a)
......... 9,989 9,939,853
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a)
.............. 7,867 8,111,522
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a)
.............. 1,846 1,889,205
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a)
.............. 2,569 2,588,703
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a)
.............. 1,365 1,279,356
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a)
.............. 562 481,172
Series 2021-INV7, Class B6, 3.22%,
02/25/52
(a)
.............. 1,847 995,948
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 6,016 6,082,284
Series 2020-SL1, Class A, 2.73%,
01/25/60 ............... 4,411 4,432,639
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 41,639 41,275,853
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
0.95%), 1.05%, 09/25/47
(b)
..... 4,035 5,034,163
Loan Revolving Advance Investment
Trust
(a)(b)
Series 2021-1, Class A1X, (LIBOR
USD 1 Month + 2.75%), 2.84%,
12/31/22 ............... 33,690 33,352,561
Series 2021-2, Class A1X, (LIBOR
USD 1 Month + 2.75%), 2.84%,
06/30/23 ............... 44,916 44,466,121
MASTR Resecuritization Trust, Series
2008-3, Class A1, 0.52%, 08/25/37
(a)
(b)
...................... 1,725 973,601
MCM Trust
(c)
Series 2018-NPL2,  3.00%, 08/25/28 20,674 20,673,727
Series 2021-VFN1,  3.00%, 08/28/28 14,850 5,500,618
Mello Warehouse Securitization Trust
(a)
(b)
Series 2020-2, Class F, (LIBOR
USD 1 Month + 3.25%), 3.35%,
11/25/53 ............... 3,500 3,481,092
Series 2021-2, Class E, (LIBOR
USD 1 Month + 2.75%), 2.85%,
04/25/55 ............... 2,010 1,984,789
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.42%),
0.52%, 04/25/37
(b)
........... 3,929 3,890,161

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49 .......... USD 483 $ 484,013
Series 2021-NQM1, Class B1,
3.51%, 04/25/65 .......... 6,050 6,037,506
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 0.41%,
12/26/46
(a)(b)
............... 1,497 1,480,219
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
0.44%, 04/16/36
(a)(b)
.......... 9,162 8,609,792
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,851 3,836,386
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 885 901,942
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 2,908 3,032,812
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 9,431,345
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 945 961,150
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 761 803,222
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,628 496,325
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.52%,
06/25/37
(b)
.............. 850 770,176
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 25,170 25,120,858
Provident Funding Mortgage
Warehouse Securitization Trust,
Series 2021-1, Class F, (LIBOR
USD 1 Month + 4.50%), 4.60%,
02/25/55
(a)(b)
............... 4,260 4,233,755
PRPM LLC, Series 2021-4, Class A1,
1.87%, 04/25/26
(a)(e)
.......... 7,886 7,803,260
RALI Trust, Series 2007-QH9, Class
A1, 1.32%, 11/25/37
(b)
......... 708 678,728
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.50%, 02/25/50
(a)(b)
... 1,713 1,713,761
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
0.44%, 06/25/35 .......... 1,594 1,542,412
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 0.50%,
09/25/35 ............... 2,333 2,068,459
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 5,141,931
RFMSI Series Trust, Series 2006-SA2,
Class 2A1, 4.44%, 08/25/36
(b)
... 9,208 7,363,642
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 3,760 3,316,649
Security
Par (000)
Par (000) Value
United States (continued)
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 5.16%,
05/25/57
(b)
................ USD 1,406 $ 806,402
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(b)
... 24,922 25,508,978
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 2.73%, 07/20/37
(b)
.. 2,187 1,960,232
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.25%,
04/25/37
(b)
................ 532 350,948
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 5,005,797
Station Place Securitization Trust
(a)(b)
Series 2021-WL1, Class E, (LIBOR
USD 1 Month + 2.00%), 2.10%,
01/26/54 ............... 1,000 999,224
Series 2021-WL1, Class F, (LIBOR
USD 1 Month + 2.50%), 2.60%,
01/26/54 ............... 1,075 1,074,170
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 2.84%,
05/25/35 ............... 835 697,871
Series 2006-3, Class 4A, 2.91%,
04/25/36 ............... 1,678 1,224,990
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 0.56%,
02/25/36 ............... 1,938 1,825,077
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.38%),
0.48%, 06/25/36 .......... 4,558 4,301,716
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
0.52%, 05/25/46 .......... 1,321 1,178,717
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,411 1,791,170
Texas Capital Bank NA,   (LIBOR
USD 3 Month + 4.50%), 4.72%,
09/30/24
(a)(b)
............... 33,200 33,241,592
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (LIBOR
USD 1 Month + 0.10%), 2.23%,
06/25/46
(b)
................ 3,342 2,696,723
TVC DSCR_21-1,   2.38%, 02/01/51
(c)
51,326 51,326,359
TVC Holding,   0.00%, 02/01/51
(c)
... 12,832 16,098,512
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
3,880 3,892,733
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,409,683
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,422,187
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,816,133
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,868,578
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,911,941

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Vista Point Securitization Trust
(a)(b)
Series 2020-1, Class B1, 5.38%,
03/25/65 ............... USD 1,800 $ 1,835,343
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,182,948
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 1.07%, 06/25/46 ... 365 357,059
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 0.83%, 06/25/47 ... 8,348 8,069,017
Series 2007-OA5, Class 2A, (Cost
of Funds for the 11th District of
San Francisco + 1.25%), 1.47%,
06/25/47 ............... 2,724 2,435,114
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (LIBOR
USD 1 Month + 0.55%), 0.65%,
11/25/35
(b)
.............. 777 543,325
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 316 291,406
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,546 2,247,714
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 3,478 3,579,322
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 3,741 3,688,208
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 994 980,482
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 0.80%, 12/25/46
(b)
.. 6,376 5,684,648
Western Alliance CLN,   (LIBOR USD 3
Month + 5.50%), 5.63%, 12/28/24
(b)
102,400 102,340,286
Western Mortgage Reference Notes
(a)(b)
Series 2021-CL2, Class M1,
(SOFR30A + 3.15%), 3.20%,
07/25/59
(c)
.............. 20,184 20,184,480
Series 2021-CL2, Class M2,
(SOFR30A + 3.70%), 3.75%,
07/25/59 ............... 20,185 20,185,200
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.97%, 11/20/44
(a)
(b)
...................... 1,651 1,643,511
1,494,509,075
1,638,144,248
Commercial Mortgage-Backed Securities — 3.7%
Cayman Islands — 0.0%
(a)
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
G, (SOFR30A + 4.22%), 4.27%,
12/15/34
(b)
................ 1,999 2,004,918
PFP Ltd.
(b)
Series 2019-5, Class A, (LIBOR
USD 1 Month + 0.97%), 1.08%,
04/14/36 ............... 692 690,824
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-5, Class AS, (LIBOR
USD 1 Month + 1.42%), 1.53%,
04/14/36 ............... USD 2,140 $ 2,137,889
Prima Capital CRE Securitization 2020-
VIII Ltd., Series 2020-8A, Class C,
3.00%, 12/01/70
(c)
........... 8,140 7,622,296
12,455,927
Ireland — 0.1%
(b)
Agora Securities DAC, Series 2021-
1X, Class A, (SONIO/N + 1.20%),
1.25%, 08/17/31
(d)
........... GBP 1,262 1,706,288
Atom Mortgage Securities DAC
Series 1X, Class D, (SONIO/N +
1.90%), 1.95%, 07/22/31
(d)
... 1,960 2,643,765
Series 1X, Class E, (SONIO/N +
2.80%), 2.85%, 07/22/31
(d)
... 2,219 2,994,195
Frost CMBS DAC, Series 2021-1X,
Class GBA, (SONIO/N + 1.35%),
1.35%, 11/22/26
(d)
........... 1,858 2,516,045
Haus European Loan Conduit No. DAC
Series 39X, Class A1, (EURIBOR
3 Month + 0.65%), 0.65%,
07/28/51
(d)
.............. EUR 2,508 2,848,674
Series 39X, Class B, (EURIBOR
3 Month + 1.10%), 1.10%,
07/28/51
(d)
.............. 1,039 1,174,544
Series 39X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
07/28/51
(d)
.............. 841 950,760
Series 39X, Class D, (EURIBOR
3 Month + 2.00%), 2.00%,
07/28/51
(d)
.............. 3,428 3,890,042
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (EURIBOR
3 Month + 0.75%), 0.75%,
08/17/33
(d)
.............. 1,870 2,133,309
Series 1X, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
08/17/33
(d)
.............. 1,141 1,294,919
Series 1X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
08/17/33
(d)
.............. 1,350 1,538,772
Series 1X, Class D, (EURIBOR
3 Month + 1.90%), 1.90%,
08/17/33
(d)
.............. 1,045 1,191,199
Last Mile Securities PE DAC
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 1.20%,
08/17/31
(d)
.............. 939 1,071,129
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 1.60%,
08/17/31
(d)
.............. 1,061 1,202,299
Pearl Finance 2020 DAC
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 1.90%,
11/17/32
(d)
.............. 1,195 1,360,694
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.50%,
11/17/32
(d)
.............. 1,435 1,633,947
River Green Finance 2020 DAC
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
01/22/32
(d)
.............. 550 625,430

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
01/22/32
(d)
.............. EUR 329 $ 373,585
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.21%,
05/17/29
(a)
................ GBP 2,719 3,682,873
Taurus CMBS
Series 2021-UK4X, Class A,
(SONIO/N + 0.95%), 1.00%,
08/17/31
(d)
.............. 3,144 4,256,581
Series 2021-UK4X, Class B,
(SONIO/N + 1.50%), 1.55%,
08/17/31
(d)
.............. 1,558 2,110,257
Series 2021-UK4X, Class D,
(SONIO/N + 2.10%), 2.15%,
08/17/31
(d)
.............. 2,424 3,253,827
Taurus FR DAC
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.45%, 02/02/31
(d)
......... EUR 372 421,675
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
1.95%, 02/02/31
(d)
......... 394 446,997
Taurus UK DAC
Series 2019-UK2, Class B, (LIBOR
GBP 3 Month + 1.80%), 1.91%,
11/17/29
(d)
.............. GBP 3,505 4,731,686
Series 2019-UK2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.21%,
11/17/29
(d)
.............. 2,166 2,911,568
Series 2021-UK1X, Class B,
(SONIO/N + 1.30%), 1.35%,
05/17/31
(d)
.............. 880 1,189,492
Series 2021-UK1X, Class C,
(SONIO/N + 1.65%), 1.70%,
05/17/31
(d)
.............. 536 724,364
Series 2021-UK1X, Class D,
(SONIO/N + 2.60%), 2.65%,
05/17/31
(d)
.............. 547 740,706
55,619,622
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 30 30,377
United Kingdom — 0.1%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (LIBOR GBP
3 Month + 1.38%), 1.57%,
10/22/37
(d)
.............. GBP 2,100 2,448,380
Series II, Class D2, (LIBOR GBP
3 Month + 2.10%), 2.30%,
10/22/37
(d)
.............. 14,689 17,120,582
Sage AR Funding No. 1 plc, Series
1X, Class C, (SONIO/N + 2.15%),
2.20%, 11/17/30
(d)
........... 535 723,516
20,292,478
United States — 3.5%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,152,692
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... USD 1,530 $ 1,561,350
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,360,385
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 1,056,296
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 5,374,660
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 1.65%,
09/15/34 ............... 3,660 3,646,175
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 2.23%,
09/15/34 ............... 15,305 15,228,019
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 2.94%,
09/15/34 ............... 1,370 1,353,034
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.21%, 04/15/34
(a)(b)
4,827 4,811,992
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,165 989,689
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.21%, 04/15/35
(a)(b)
2,013 1,990,901
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 2.06%,
12/15/36 ............... 12,415 12,103,193
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 3.16%,
12/15/36 ............... 4,005 3,784,176
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... 5,531 5,514,788
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 1.11%,
11/15/33 ............... 250 249,230
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 1.51%,
11/15/33 ............... 6,440 6,303,735
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 1.61%,
11/15/32 ............... 2,560 2,245,402
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 2.11%,
11/15/32 ............... 5,070 4,198,467
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 1.46%,
09/15/34 ............... 590 582,593
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 1.81%,
09/15/34 ............... 4,862 4,825,133
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 0.58%,
11/25/35 ............... 3,909 3,727,598
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.55%,
01/25/36 ............... 6,932 6,664,973

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 0.69%,
01/25/36 ............... USD 168 $ 162,017
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 0.78%,
01/25/36 ............... 448 433,316
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 0.64%,
04/25/36 ............... 668 636,791
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 0.52%,
07/25/36 ............... 1,207 1,163,558
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.25%), 0.35%,
10/25/36 ............... 917 887,025
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.40%,
10/25/36 ............... 995 963,904
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.45%,
12/25/36 ............... 2,785 2,702,321
Series 2007-1, Class A2, (LIBOR
USD 1 Month + 0.27%), 0.37%,
03/25/37 ............... 1,942 1,862,616
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 0.37%,
07/25/37 ............... 2,441 2,346,871
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.55%,
09/25/37 ............... 10,023 9,621,554
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 1.60%,
12/25/37 ............... 11,648 11,463,215
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 2.60%,
04/25/38 ............... 4,265 4,305,169
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ............... 2,640 2,314,932
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 0.83%,
03/15/37 ............... 2,453 2,425,401
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(a)(b)
.... 2,313 1,971,968
Bear Stearns Commercial Mortgage
Securities Trust
(b)
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ............... 465 462,114
Series 2007-T26, Class AM, 5.43%,
01/12/45 ............... 1,999 1,982,864
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.21%,
04/15/36 ............... 6,829 6,779,637
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.46%,
04/15/36 ............... 8,403 8,342,276
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.71%,
04/15/36 ............... 7,896 7,836,541
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/36 ............... 6,692 6,641,607
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 3.01%,
04/15/36 ............... 6,430 6,391,559
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.91%,
04/15/36 ............... USD 7,248 $ 7,233,784
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 5.01%,
04/15/36 ............... 5,096 5,086,236
Benchmark Mortgage Trust
(a)(b)
Series 2018-B3, Class D, 3.04%,
04/10/51 ............... 570 524,986
Series 2019-B10, Class 3CCA,
3.90%, 03/15/62 .......... 4,139 4,325,798
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
3.81%, 10/15/35
(a)(b)
.......... 9,640 9,634,586
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
1.36%, 07/15/35
(a)(b)
.......... 15,173 15,163,278
BPR Trust, Series 2021-TY, Class E,
(LIBOR USD 1 Month + 3.60%),
3.71%, 09/15/38
(a)(b)
.......... 5,768 5,750,049
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,845,132
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 9,790,748
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 657,774
Series 2013-1515, Class F, 3.93%,
03/10/33
(b)
.............. 601 595,484
BX Commercial Mortgage Trust
(a)(b)
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.06%,
03/15/37 ............... 5,623 5,611,295
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.58%,
03/15/37 ............... 7,854 7,780,435
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.16%,
11/15/35 ............... 4,260 4,249,505
Series 2018-IND, Class H, (LIBOR
USD 1 Month + 3.00%), 3.11%,
11/15/35 ............... 31,798 31,677,776
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.41%,
10/15/36 ............... 38,734 38,418,625
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.76%,
10/15/36 ............... 43,869 43,402,475
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.11%,
12/15/36 ............... 38,179 37,868,489
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.61%,
12/15/36 ............... 9,724 9,614,782
Series 2020-FOX, Class E, (LIBOR
USD 1 Month + 3.60%), 3.71%,
11/15/32 ............... 10,670 10,666,685
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 2.86%,
10/15/37 ............... 6,308 6,265,035
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 2.28%,
10/15/36 ............... 11,218 11,077,297
Series 2021-MC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/34 ............... 3,107 3,053,168

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MC, Class F, (LIBOR
USD 1 Month + 2.35%), 2.46%,
04/15/34 ............... USD 3,250 $ 3,168,294
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 1.02%,
02/15/33
(c)
.............. 30,039 29,926,354
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.26%,
02/15/33
(c)
.............. 18,413 18,343,951
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.36%,
02/15/33
(c)
.............. 12,322 12,275,792
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.91%, 06/15/38 .......... 22,656 22,442,856
Series 2021-SOAR, Class J, (LIBOR
USD 1 Month + 3.75%), 3.86%,
06/15/38 ............... 19,950 19,702,173
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.91%,
05/15/38 ............... 12,799 12,680,813
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 12,731 12,609,336
Series 2021-ARIA, Class D, (LIBOR
USD 1 Month + 1.90%), 2.01%,
10/15/36 ............... 4,111 4,092,977
Series 2021-ARIA, Class G, (LIBOR
USD 1 Month + 3.14%), 3.25%,
10/15/36 ............... 12,989 12,908,976
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
2.51%, 02/15/36 .......... 11,223 11,048,178
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 2.51%,
02/15/36 ............... 9,000 8,859,806
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
3.11%, 02/15/36 .......... 14,732 14,493,694
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 3.11%,
02/15/36 ............... 11,655 11,466,467
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 2.36%,
01/15/34 ............... 2,880 2,857,983
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
01/15/34 ............... 4,460 4,443,170
Series 2021-SDMF, Class J, (LIBOR
USD 1 Month + 4.03%), 4.14%,
09/15/34 ............... 3,228 3,208,044
Series 2021-VIEW, Class E, (LIBOR
USD 1 Month + 3.60%), 3.71%,
06/15/23 ............... 13,063 13,036,383
Series 2021-VIV5, Class A, 2.84%,
03/09/44 ............... 5,618 5,752,448
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 1,930 1,940,172
Series 2017-CC, Class E, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 3,820 3,773,392
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,548,873
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... USD 3,300 $ 3,278,058
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 5,549 5,114,316
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
12/15/37
(a)(b)
............... 14,638 14,624,523
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.85%,
05/10/58
(b)
.............. 6,142 6,532,523
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,280,668
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 3,870 3,944,730
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 3,084,060
Series 2018-TAN, Class E, 6.45%,
02/15/33
(a)(b)
............. 1,180 1,200,182
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 7,359,813
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 6,298,344
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 1.61%,
06/15/34
(a)(b)
............... 16,410 16,308,024
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/10/47
(b)
.............. 1,156 1,214,787
Series 2015-GC27, Class C, 4.42%,
02/10/48
(b)
.............. 7,133 7,376,056
Series 2016-C1, Class D, 4.94%,
05/10/49
(a)(b)
............. 1,180 1,185,287
Series 2016-GC37, Class C, 4.93%,
04/10/49
(b)
.............. 2,110 2,216,230
Series 2016-P3, Class C, 4.89%,
04/15/49
(b)
.............. 80 82,287
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,951,732
Series 2019-PRM, Class E, 4.73%,
05/10/36
(a)(b)
............. 11,599 11,828,592
Series 2019-PRM, Class F, 4.73%,
05/10/36
(a)(b)
............. 5,775 5,761,584
Series 2019-SMRT, Class D, 4.74%,
01/10/36
(a)(b)
............. 17,385 18,007,701
Series 2019-SMRT, Class E, 4.74%,
01/10/36
(a)(b)
............. 1,081 1,110,348
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)(b)
............. 2,660 2,433,130
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 2.88%,
11/15/37 ............... 15,600 15,540,550
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 3.60%,
11/15/37 ............... 7,334 7,324,171
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
............. 750 756,049
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 720 714,937
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
............. 4,864 4,593,444

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2014-CR15, Class C, 4.69%,
02/10/47
(b)
.............. USD 670 $ 702,270
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,275 2,363,197
Series 2015-LC21, Class C, 4.33%,
07/10/48
(b)
.............. 6,490 6,731,832
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 2,152,885
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
............. 1,840 1,750,896
Series 2017-COR2, Class D, 3.00%,
09/10/50
(a)
.............. 486 449,591
Series 2018-HCLV, Class B, (LIBOR
USD 1 Month + 1.40%), 1.51%,
09/15/33
(a)(b)
............. 3,955 3,913,919
Credit Suisse Mortgage Capital
Certificates
(a)(b)
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.54%,
05/15/36 ............... 2,800 2,791,293
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
05/15/36 ............... 14,101 14,087,269
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 2.76%,
05/15/36 ............... 14,894 14,836,600
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 570,014
Series 2021-980M, Class E, 3.54%,
07/15/31 ............... 3,955 3,707,620
CSAIL Commercial Mortgage Trust
Series 2018-CX12, Class C, 4.74%,
08/15/51
(b)
.............. 1,586 1,708,636
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. 909 788,046
CSMC Trust
(a)
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 1.06%,
12/15/30
(b)
.............. 2,310 2,309,777
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,199,824
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 4.97%,
10/15/37
(b)
.............. 7,360 7,440,492
Series 2021-BHAR, Class E, (LIBOR
USD 1 Month + 3.50%), 3.61%,
11/15/38
(b)
.............. 2,315 2,314,919
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.40%,
05/15/35 ............... 139 138,869
Series 2019-1735, Class F, 4.19%,
04/10/37 ............... 2,873 2,609,553
DBUBS Mortgage Trust
(a)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 6,944,811
Series 2017-BRBK, Class D, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(b)
.............. 3,760 3,799,894
Series 2017-BRBK, Class E, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(b)
.............. 9,340 9,287,819
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(b)
.............. 2,880 2,817,441
Security
Par (000)
Par (000) Value
United States (continued)
Del Amo Fashion Center Trust, Series
2017-AMO, Class D, 3.64%,
06/05/35
(a)(b)
............... USD 1,938 $ 1,704,312
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR
USD 1 Month + 3.12%), 3.23%,
11/15/38 ............... 11,896 11,814,022
Series 2021-ELP, Class J, (LIBOR
USD 1 Month + 3.61%), 3.72%,
11/15/38 ............... 4,516 4,492,431
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.36%,
07/15/38 ............... 23,050 23,050,061
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.96%,
07/15/38 ............... 14,922 14,922,344
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 3.81%,
07/15/38 ............... 15,559 15,559,077
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR
USD 1 Month + 0.80%), 0.91%,
02/15/38 ............... 3,230 3,226,122
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.46%,
02/15/38 ............... 770 770,148
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(b)
........ 5,700 5,084,591
GS Mortgage Securities Corp. II
(a)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 8,172,166
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(b)
.............. 2,620 2,510,157
Series 2017-375H, Class A, 3.48%,
09/10/37
(b)
.............. 1,460 1,558,655
GS Mortgage Securities Corp. Trust
(a)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,093,922
Series 2019-BOCA, Class A, (LIBOR
USD 1 Month + 1.20%), 1.31%,
06/15/38
(b)
.............. 3,284 3,281,962
Series 2020-TWN3, Class B, (LIBOR
USD 1 Month + 2.50%), 2.61%,
11/15/37
(b)
.............. 536 538,564
Series 2020-TWN3, Class D,
(LIBOR USD 1 Month + 3.70%),
3.81%, 11/15/37
(b)
......... 400 403,893
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 3.53%,
11/15/36
(b)
.............. 3,776 3,775,137
Series 2021-ROSS, Class A, (LIBOR
USD 1 Month + 1.15%), 1.26%,
05/15/26
(b)
.............. 2,320 2,307,043
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
............. 2,652 2,693,530
Series 2014-GC20, Class B, 4.53%,
04/10/47
(b)
.............. 370 375,718
Series 2015-590M, Class E, 3.81%,
10/10/35
(a)(b)
............. 4,140 4,031,864
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 3,909 3,606,398
Series 2019-GSA1, Class C, 3.80%,
11/10/52
(b)
.............. 1,130 1,171,733

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
GSCG Trust, Series 2019-600C, Class
F, 3.99%, 09/06/34
(a)(b)
........ USD 5,780 $ 5,604,677
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,209,791
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR
USD 1 Month + 3.35%), 3.46%,
10/15/36 ............... 4,693 4,682,747
Series 2021-LULU, Class F, (LIBOR
USD 1 Month + 4.40%), 4.51%,
10/15/36 ............... 3,031 3,024,535
Hudson Yards Mortgage Trust
(a)(b)
Series 2019-30HY, Class E, 3.44%,
07/10/39 ............... 4,966 4,946,345
Series 2019-55HY, Class F, 2.94%,
12/10/41 ............... 8,659 8,010,280
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,244,278
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(b)
......... 1,350 1,363,783
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(b)
......... 2,090 2,082,121
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,250,896
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,725,309
JPMBB Commercial Mortgage
Securities Trust
(b)
Series 2014-C22, Class B, 4.55%,
09/15/47 ............... 1,096 1,120,341
Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)
.............. 4,979 4,823,876
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class D, 4.60%,
03/15/50
(a)(b)
............. 1,569 1,564,381
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 899,569
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 3,032,440
Series 2019-COR5, Class C, 3.75%,
06/13/52 ............... 2,264 2,300,411
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)
Series 2017-FL10, Class E, (LIBOR
USD 1 Month + 3.90%), 4.01%,
06/15/32
(b)
.............. 1,135 1,132,934
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 5,010,504
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.72%,
01/15/49
(b)
.............. 1,650 1,748,561
Series 2015-JP1, Class D, 4.22%,
01/15/49
(b)
.............. 7,843 7,495,522
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(b)
............. 3,399 3,524,071
Series 2018-PHH, Class A, (LIBOR
USD 1 Month + 1.06%), 2.56%,
06/15/35
(a)(b)
............. 3,566 3,547,259
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... 3,274 3,369,150
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 2.27%,
07/15/36
(a)(b)
............. USD 5,580 $ 5,475,936
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
07/15/36
(a)(b)
............. 8,059 7,862,070
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 2.88%,
10/15/33
(a)(b)
............. 2,500 2,493,934
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.56%,
04/15/38
(a)(b)
............. 11,570 11,548,088
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.06%,
04/15/38
(a)(b)
............. 12,160 12,145,214
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class F, (LIBOR USD 1
Month + 2.05%), 2.16%, 12/15/37
(a)(b)
4,373 4,290,275
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 1.91%, 05/15/36
(a)(b)
11,601 11,587,103
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (LIBOR
USD 1 Month + 0.45%), 0.55%,
09/25/36 ............... 4,651 4,513,731
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 0.35%,
03/25/37 ............... 914 902,969
Series 2007-3A, Class M2, (LIBOR
USD 1 Month + 2.00%), 2.10%,
10/25/37 ............... 5,850 5,037,385
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.46%, 03/15/38
(a)(b)
.... 14,610 14,572,616
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.17%,
04/20/48
(a)(b)
............... 741 755,012
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
2.86%, 10/15/38
(a)(b)
.......... 1,216 1,213,306
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 3.98%,
08/15/34 ............... 2,925 2,946,163
Series 2017-330M, Class E, 4.03%,
08/15/34 ............... 4,493 4,460,278
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a)(b)
............... 2,088 2,008,851
Med Trust, Series 2021-MDLN, Class
G, (LIBOR USD 1 Month + 5.25%),
5.36%, 11/15/38
(a)(b)
.......... 67,044 66,378,777
MFT Trust
(a)(b)
Series 2020-ABC, Class C, 3.48%,
02/10/42 ............... 13,308 12,696,790
Series 2020-ABC, Class D, 3.48%,
02/10/42 ............... 5,075 4,736,420
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/38 ............... 28,690 28,644,997
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.71%,
04/15/38 ............... 11,805 11,786,453

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
MHP
(a)(b)
Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
2.86%, 07/15/38 .......... USD 3,854 $ 3,817,782
Series 2021-STOR, Class J, (LIBOR
USD 1 Month + 3.95%), 4.06%,
07/15/38 ............... 5,104 5,099,519
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
............. 901 887,478
Series 2015-C25, Class C, 4.53%,
10/15/48
(b)
.............. 720 753,230
Series 2015-C26, Class D, 3.06%,
10/15/48
(a)
.............. 1,075 1,030,969
Series 2017-C33, Class C, 4.56%,
05/15/50
(b)
.............. 2,270 2,339,791
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(b)
.............. 4,626 4,653,591
Series 2014-150E, Class F, 4.30%,
09/09/32
(a)(b)
............. 4,181 3,974,878
Series 2015-MS1, Class C, 4.03%,
05/15/48
(b)
.............. 3,213 3,205,510
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
............. 422 391,608
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 2.06%,
11/15/34
(a)(b)
............. 790 788,261
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 2.71%,
11/15/34
(a)(b)
............. 15,877 15,807,138
Series 2017-H1, Class C, 4.28%,
06/15/50
(b)
.............. 1,244 1,305,560
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)
.............. 7,340 6,430,733
Series 2018-H3, Class C, 4.86%,
07/15/51
(b)
.............. 1,160 1,282,372
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 1,497 1,375,763
Series 2018-H4, Class C, 5.07%,
12/15/51
(b)
.............. 1,153 1,235,331
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 1,049,196
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)(b)
............. 6,810 6,066,310
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 1.01%,
07/15/35
(a)(b)
............. 2,330 2,325,583
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 2.66%,
07/15/35
(a)(b)
............. 1,119 1,105,664
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
3.74%, 12/15/36
(a)(b)
........ 2,139 2,133,538
Motel Trust, Series 2021-MTL6, Class
F, (LIBOR USD 1 Month + 3.55%),
3.66%, 09/15/38
(a)(b)
.......... 5,313 5,311,392
MSCG Trust
(a)(b)
Series 2018-SELF, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
10/15/37 ............... 1,420 1,412,862
Series 2018-SELF, Class F, (LIBOR
USD 1 Month + 3.05%), 3.16%,
10/15/37 ............... 1,560 1,548,147
Security
Par (000)
Par (000) Value
United States (continued)
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... USD 2,167 $ 1,468,808
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 1.06%,
06/15/35
(b)
.............. 1,725 1,705,249
Series 2018-FL1, Class MCR1,
(LIBOR USD 1 Month + 2.35%),
2.46%, 06/15/35
(b)
......... 1,074 1,061,691
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 3,030,183
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 2.95%,
08/18/25
(b)
.............. 33,024 33,527,471
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(b)
...................... 7,856 6,994,223
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 2.86%, 01/15/36
(a)(b)
1,660 1,659,997
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 3.46%,
07/15/38 ............... 3,276 3,275,993
Series 2021-MF, Class G, (LIBOR
USD 1 Month + 4.35%), 4.46%,
07/15/38 ............... 3,533 3,530,786
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.48%, 09/15/39
(a)(b)
.......... 4,690 4,585,122
SREIT Trust, Series 2021-MFP2, Class
J, (LIBOR USD 1 Month + 3.92%),
4.02%, 11/15/36
(a)(b)
.......... 2,748 2,736,826
STWD Trust
(a)(b)
Series 2021-FLWR, Class E, (LIBOR
USD 1 Month + 1.92%), 2.03%,
07/15/36 ............... 3,122 3,098,455
Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%),
3.78%, 07/15/23 .......... 7,524 7,397,776
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%),
3.11%, 06/15/26 .......... 3,413 3,382,141
Series 2021-DGWD, Class G,
(LIBOR USD 1 Month + 3.85%),
3.96%, 06/15/26 .......... 2,370 2,350,870
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.05%, 08/10/49
(a)(b)
.......... 1,000 1,013,196
USDC
(a)(b)
Series 2018, Class E, 4.49%,
05/13/38 ............... 4,300 3,575,943
Series 2018, Class F, 4.49%,
05/13/38 ............... 3,780 2,855,779
VCC Trust, Series 2020-MC1, Class A,
4.50%, 06/25/45
(a)(b)
.......... 3,930 3,946,605
Velocity Commercial Capital Loan
Trust
(a)
Series 2014-1, Class M7, 8.02%,
09/25/44
(b)
.............. 2,388 2,218,288

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-1, Class M4, 8.62%,
04/25/46
(b)
.............. USD 454 $ 452,648
Series 2017-2, Class M3, (LIBOR
USD 3 Month + 0.00%), 4.24%,
11/25/47
(b)
.............. 937 940,557
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 565 572,709
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 569 579,691
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 1,608 1,619,052
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,758 1,754,646
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 771 761,558
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 1,193 1,168,247
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 1,293 1,267,474
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,423 2,422,455
Wells Fargo Commercial Mortgage
Trust
Series 2013-BTC, Class F, 3.55%,
04/16/35
(a)(b)
............. 8,491 8,030,124
Series 2015-P2, Class D, 3.24%,
12/15/48
(a)
.............. 887 776,432
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(b)
.............. 1,470 1,578,288
Series 2016-NXS5, Class D, 4.98%,
01/15/59
(b)
.............. 144 148,805
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
............. 1,553 1,439,808
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 0.96%,
12/13/31
(a)(b)
............. 3,928 3,898,069
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
............. 4,292 4,650,526
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 858,797
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,553,554
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 2.20%,
02/15/37
(a)(b)
............. 3,010 2,934,052
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 2.85%,
02/15/37
(a)(b)
............. 2,560 2,465,006
Series 2021-FCMT, Class D, (LIBOR
USD 1 Month + 3.50%), 3.61%,
05/15/31
(a)(b)
............. 750 747,666
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,761,339
1,551,877,994
1,640,276,398
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.19%, 07/25/47 ............ 16,775 525,505
JPMorgan Mortgage Trust
(a)
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 73,385 1,457,563
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... USD 46,713 $ 547,120
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 678,461
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 7,991 158,715
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 143,835 1,293,007
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.97%,
09/25/35
(a)
................ 1,920 193,757
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 1.81%,
07/25/56
(a)
................ 8,405 825,760
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (LIBOR
USD 1 Month + 0.25%), 22.69%,
02/25/38
(a)
................ 30,296 9,429,023
15,108,911
Interest Only Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)
25,000 232,325
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)
.... 19,140 385,671
Banc of America Commercial Mortgage
Trust
Series 2017-BNK3, Class XB,
0.63%, 02/15/50 .......... 31,555 959,679
Series 2017-BNK3, Class XD,
1.28%, 02/15/50
(a)
......... 12,290 705,815
BANK, Series 2019-BN20, Class XB,
0.36%, 09/15/62 ............ 86,048 2,329,276
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class XA, 1.34%,
05/15/52 ................. 22,978 1,899,912
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.99%, 04/15/53 .. 2,706 209,769
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
0.93%, 08/10/35 .......... 70,744 2,860,906
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 459,564
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (LIBOR
USD 1 Month + 0.00%), 1.04%,
03/15/52 ............... 32,801 2,044,723
Series 2019-B13, Class XA, 1.13%,
08/15/57 ............... 125,437 8,364,795
Series 2020-B17, Class XB, (LIBOR
USD 1 Month + 0.00%), 0.53%,
03/15/53 ............... 13,340 475,838
Series 2020-B21, Class XA, 1.46%,
12/17/53 ............... 15,936 1,641,461
Series 2021-B23, Class XA, 1.28%,
02/15/54 ............... 48,223 4,286,507
Series 2021-B25, Class XA, 1.11%,
04/15/54 ............... 27,537 2,261,256
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.70%,
05/10/58 ................. 18,700 540,430

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.00%,
03/10/46 ............... USD 20,334 $ 97,905
Series 2015-CR25, Class XA,
0.82%, 08/10/48 .......... 15,336 390,329
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 806,617
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.13%, 11/15/50 .......... 32,800 451,873
Series 2019-C16, Class XA, 1.56%,
06/15/52 ............... 69,381 6,552,995
Series 2019-C17, Class XA, 1.36%,
09/15/52 ............... 28,481 2,312,341
Series 2019-C17, Class XB, 0.56%,
09/15/52 ............... 41,829 1,595,776
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)
.... 598,765 1,730,431
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)
. 52,590 1,090,717
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (LIBOR USD 1 Month
+ 0.00%), 1.00%, 06/10/50 ..... 15,440 684,146
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 206,304
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.83%, 11/10/52 .......... 16,282 912,289
Series 2020-GSA2, Class XA,
1.73%, 12/12/53
(a)
......... 64,513 7,782,135
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.82%,
09/15/47 ............... 6,983 124,600
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 419,748
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 456,142
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 1,150,479
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.17%, 02/15/36
(a)
.... 6,158 357,486
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.86%,
03/10/50
(a)
................ 7,968 205,075
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.18%,
12/15/47 ............... 51,913 1,679,271
Series 2014-C19, Class XF, 1.18%,
12/15/47 ............... 13,486 423,461
Series 2015-C21, Class XB, 0.28%,
03/15/48 ............... 15,696 153,584
Series 2015-C26, Class XD, 1.32%,
10/15/48 ............... 18,660 845,671
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.16%,
06/15/50
(a)
.............. 8,870 921,023
Series 2019-H6, Class XB, 0.72%,
06/15/52 ............... 53,695 2,559,640
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-L2, Class XA, 1.02%,
03/15/52 ............... USD 22,670 $ 1,385,408
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)
................ 99,000 1,951,290
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.09%, 02/10/32 .......... 152,049 39,533
Series 2017-1MKT, Class XNCP,
0.00%, 02/10/32
(c)
......... 30,410 30,410
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.48%,
10/15/52 ............... 68,789 6,179,724
Series 2019-C18, Class XA, 1.03%,
12/15/52 ............... 70,983 4,350,271
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.25%, 08/15/49
(a)
......... 9,764 474,628
Series 2019-C50, Class XA, 1.41%,
05/15/52 ............... 54,886 4,404,694
Series 2021-C59, Class XA, 1.55%,
04/15/54 ............... 38,237 4,275,685
86,659,608
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(m)
............... 4,086 1,377,416
Total Non-Agency Mortgage-Backed Securities — 7.5%
(Cost: $3,403,772,164) ........................... 3,381,566,581
Preferred Securities — 0.9%
Capital Trusts — 0.1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(d)(n)
................ EUR 2,200 2,780,217
United States — 0.1%
(b)(n)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70% ................... USD 5,000 5,187,500
AT&T, Inc., Series B , (EURIBOR Swap
Rate 5 Year + 3.14%), 2.87% .... EUR 16,300 18,580,747
Bank of America Corp., Series JJ ,
(LIBOR USD 3 Month + 3.29%),
5.12% ................... USD 5,000 5,231,250
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00% ............. 5,040 5,140,800
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70% ............. 1,040 1,050,608
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38% ................... 5,040 5,279,904
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70% ........ 5,000 5,700,000

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80% ........ USD 6,171 $ 6,140,145
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60% ....... 1,807 1,854,434
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)
....... 5,140 5,206,254
59,371,642
Total Capital Trusts — 0.1%
(Cost: $61,892,139) .............................. 62,151,859
Shares
Shares
Preferred Stocks — 0.8%
Brazil — 0.0%
Neon Payments Ltd.
(c)
........... 28,089 11,508,625
China — 0.1%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $32,872,254)
(c)(i)
... 300,000 49,065,049
Germany — 0.1%
Caresyntax, Inc.
(c)
............. 27,266 4,087,991
Porsche Automobil Holding SE
(Preference) ............... 116,671 11,015,240
Volkswagen AG (Preference) ...... 53,297 10,706,479
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(c)(i)
......... 2,211 12,990,661
38,800,371
Israel — 0.0%
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(c)(i)
... 1,350,837 8,537,290
Jersey, Channel Islands — 0.1%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(c)(i)
... 877,193 12,245,614
United States — 0.5%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,436)
(c)(i)
............. 425,677 13,309,645
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(l)
............. 14,146 14,750,176
Aptiv plc, Series A, 5.50%
(l)
....... 72,389 13,326,091
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$13,089,026)
(c)(i)
............. 24,234 12,317,415
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(c)(i)
.......... 285,159 7,017,763
Dream Finders Homes, Inc., 9.00%
(c)
58,891 58,302,090
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $5,879,165)
(c)(i)
... 1,003,613 5,449,619
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(c)(i)
............. 189,070 12,244,173
Farmer's Business Network,
Inc., (Acquired 09/15/21, cost
$1,777,651)
(c)(i)
............. 28,599 1,852,071
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,574)
(c)(i)
... 4,516,957 26,198,351
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $1,779,219)
(c)(g)(i)
.. 297,096 1,723,157
Security
Shares
Shares Value
United States (continued)
MNTN Digital, Series D (Acquired
11/05/21, cost $6,262,132)
(c)(g)(i)
.. 272,678 $ 6,262,132
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(c)(i)
... 634,291 4,839,640
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$7,700,677)
(c)(i)
............. 862,850 7,014,971
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(c)(i)
... 133,913 3,493,790
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925)
(c)(i)
............. 256,663 5,928,915
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(c)(i)
... 162,454 2,326,341
Ursa Major Technologies, Inc.,
(Acquired 09/13/21, cost
$7,831,305)
(c)(i)
............. 1,312,920 7,365,481
Verge Genomics, Series B (Acquired
11/05/21, cost $7,544,038)
(c)(g)(i)
.. 1,416,243 7,534,413
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(c)(i)
............. 396,483 6,002,753
217,258,987
Total Preferred Stocks — 0.8%
(Cost: $293,440,997) ............................. 337,415,936
Total Preferred Securities — 0.9%
(Cost: $355,333,136) ............................. 399,567,795
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 15.4%
Collateralized Mortgage Obligations — 0.1%
(b)
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 11.60% ,  01/25/25 . USD 1,099 1,116,620
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 8.05% ,  05/25/25 .. 1,556 1,615,033
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 4.55% ,  03/25/30 .. 5,034 5,360,515
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 2.55% ,  12/25/42 .. 1,187 1,195,512
Series 2020-HQA5, Class
B1, (SOFR30A + 4.00%),
4.05% ,  11/25/50
(a)
....... 4,120 4,302,266
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.66%, 04/25/28
(a)
10,273 10,007,317
23,597,263
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(b)
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27
(a)
....... 2,746 2,806,828
Series 2018-K732, Class B,
4.06% ,  05/25/25
(a)
....... 3,885 4,135,389

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-K80, Class B,
4.23% ,  08/25/50
(a)
....... USD 4,180 $ 4,637,820
Series 2018-SB53, Class A10F,
3.63% ,  06/25/28 ........ 3,337 3,540,949
15,120,986
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 4940, Class PI,
4.00% ,  07/25/49 ........ 14,996 1,556,467
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 15,568 2,620,218
Series 4999, Class QI,
4.00% ,  05/25/50 ........ 16,760 2,512,731
Series 5014, Class DI,
4.00% ,  09/25/50 ........ 11,645 1,721,096
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 16,673 2,689,595
Series 5029, Class GI,
2.00% ,  10/25/50 ........ 19,622 2,046,695
Series 5057, Class TI,
3.00% ,  11/25/50 ........ 34,026 5,165,748
Series 5082, Class IW,
3.00% ,  03/25/51 ........ 27,709 3,489,505
Series 5097, Class ID,
2.50% ,  04/25/51 ........ 36,349 4,696,468
Series 5100, Class MI,
3.50% ,  09/25/48 ........ 35,462 5,540,177
Series 5129, 3.00% ,  09/25/50 . 22,426 2,250,973
Series 5139, Class IG,
3.00% ,  09/25/51 ........ 53,029 5,699,383
Series 5142, Class IP,
3.00% ,  09/25/51 ........ 23,701 2,424,038
Series 5142, Class PI,
3.00% ,  09/25/51 ........ 29,463 3,081,313
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 20,589 2,264,733
Series 5155, Class JI,
3.00% ,  10/25/51 ........ 35,776 3,689,741
Series 5155, Class KI,
3.00% ,  10/25/51 ........ 19,157 2,132,064
Series 5155, Class NI,
3.00% ,  10/25/51 ........ 55,432 5,650,044
Series 5167, Class MI,
3.00% ,  11/25/51 ........ 22,026 2,449,648
Series 5184, Class PI,
3.00% ,  01/25/52 ........ 30,660 2,989,331
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 35,572 5,275,561
Series 2020-96, Class IB,
3.00% ,  01/25/51 ........ 26,853 3,604,035
Series 2021-3, Class JI,
2.50% ,  02/25/51 ........ 41,215 5,199,625
Series 2021-50, 4.00% ,  08/25/51 63,747 10,436,006
Series 2021-65, Class PI,
3.00% ,  10/25/51 ........ 46,147 4,768,137
Series 2021-91, Class HI,
3.00% ,  01/25/52 ........ 20,000 1,981,250
Series 2021-91, Class PI,
3.00% ,  01/25/52 ........ 25,500 2,486,250
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 34,557 4,089,666
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ USD 29,052 $ 3,217,653
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 144,687 16,608,871
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 10,389 1,191,883
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 36,435 4,432,619
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 21,930 2,898,689
Series 2021-161, Class IB,
4.00% ,  09/20/51 ........ 16,615 1,958,070
Series 2021-176, Class IA,
3.50% ,  10/20/51 ........ 40,625 4,144,332
Series 2021-199, Class KI,
3.50% ,  11/20/51 ........ 20,036 1,998,928
Series 2021-209, Class TJ,
3.50% ,  11/20/51 ........ 18,023 1,822,072
Series 2021-214, Class AI,
4.00% ,  12/20/51 ........ 39,498 5,011,283
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 26,500 2,558,906
Series 2021-221, Class AI,
3.50% ,  12/20/51 ........ 38,695 3,929,965
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 18,200 1,618,213
Series 2021-78, Class IC,
4.00% ,  05/20/51 ........ 27,259 3,423,811
157,325,793
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 266,194 1,500,933
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 11,610 984,430
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 0.66% ,  09/16/51 4,676 418,638
Series 2012-23, 0.20% ,  06/16/53 4,024 24,436
Series 2013-30, 0.60% ,  09/16/53 14,471 242,064
Series 2013-63, 0.76% ,  09/16/51 24,910 669,897
Series 2013-78, 0.39% ,  10/16/54 17,393 308,262
Series 2015-173,
0.69% ,  09/16/55 ........ 10,593 344,707
Series 2015-22, 0.54% ,  03/16/55 11,792 271,189
Series 2015-37, 0.68% ,  10/16/56 2,552 90,004
Series 2015-48, 0.60% ,  02/16/50 5,390 153,568
Series 2016-110,
0.94% ,  05/16/58 ........ 8,563 433,076
Series 2016-113, (LIBOR
USD 1 Month + 0.00%),
1.09% ,  02/16/58 ........ 11,117 656,385
Series 2016-125,
0.82% ,  12/16/57 ........ 13,080 598,841
Series 2016-165,
0.70% ,  12/16/57 ........ 5,339 236,417
Series 2016-26, 0.75% ,  02/16/58 40,723 1,478,622
Series 2016-36, 0.75% ,  08/16/57 3,330 128,355
Series 2016-92, 0.62% ,  04/16/58 5,219 202,635
Series 2016-96, 0.79% ,  12/16/57 12,502 562,108
9,304,567

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 15.0%
Government National Mortgage
Association, 3.00%, 01/15/52
(t)
... USD 1,400,284 $ 1,448,807,593
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 .......... 1 1,473
4.50% ,  09/01/43 - 02/01/50 ... 377 407,069
4.00% ,  09/01/44 - 01/01/46 ... 125 135,584
2.00% ,  01/25/52 - 02/25/52
(t)
.. 455,399 453,172,302
2.50% ,  01/25/52 - 02/25/52
(t)
.. 2,729,450 2,783,711,535
4.00% ,  01/25/52 - 02/25/52
(t)
.. 1,945,094 2,068,416,300
6,754,651,856
Total U.S. Government Sponsored Agency Securities
—
15.4%
(Cost: $6,962,042,180) ........................... 6,960,000,465
U.S. Treasury Obligations — 24.5%
U.S. Treasury Bonds
1.88%, 02/15/41 - 11/15/51 ..... 193,372 191,505,930
1.75%, 08/15/41 ............ 83,186 80,651,233
1.38%, 08/15/50 ............ 75,000 65,698,242
1.63%, 11/15/50 ............ 255,000 237,578,414
2.38%, 05/15/51
(u) (v)
.......... 785,000 867,057,031
U.S. Treasury Inflation Linked Notes
0.50%, 04/15/24
(v)
........... 391,524 417,330,507
0.13%, 04/15/26 - 01/15/31
(v)
.... 1,002,680 1,089,361,260
U.S. Treasury Notes
0.50%, 11/30/23 ............ 1,575,000 1,568,970,711
2.63%, 12/31/23 ............ 65 67,420
2.13%, 03/31/24 ............ 4,950 5,094,633
1.13%, 02/28/25 ............ 32,000 32,112,500
0.75%, 04/30/26 - 08/31/26
(v)
.... 2,595,000 2,539,983,983
0.88%, 06/30/26 ............ 1,685,000 1,658,276,945
0.63%, 07/31/26 - 11/30/27
(v)
.... 510,000 494,454,296
1.63%, 10/31/26 - 05/15/31 ..... 5,670 5,761,645
1.25%, 11/30/26 - 08/15/31 ..... 600,000 598,539,063
1.38%, 10/31/28 ............ 270,000 268,903,125
3.13%, 11/15/28 ............ 2,000 2,223,047
1.50%, 11/30/28 ............ 265,000 266,035,156
2.38%, 05/15/29 ............ 1,000 1,065,820
1.38%, 11/15/31
(v)
........... 671,046 662,552,679
Total U.S. Treasury Obligations — 24.5%
(Cost: $11,086,954,980) ........................... 11,053,223,640
Shares
Shares
Warrants — 0.0%
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 335,223
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(g)
.................. 3,266 3,625
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 172,834 118,063
Security
Shares
Shares Value
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(g)
155,663 $ 26,867
United Kingdom — 0.0%
(g)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 821,280 1,798,603
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 148,170 168,692
1,967,295
United States — 0.0%
(g)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.00) ................... 113,591 291,929
ArcLight Clean Transition Corp. II
(Issued/exercisable 02/04/21,
1 share for 1 warrant, Expires
02/04/23, Strike Price USD 11.50) 48,870 81,613
Aurora Innovation, Inc. (Issued/
exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 45,680 136,126
Austerlitz Acquisition Corp. I (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 02/19/26, Strike
Price USD 11.50) ............ 342,403 359,523
California Resources Corp. (Issued/
exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 150,499
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 427,260
Chesapeake Energy Corp. (Issued/
exercisable 02/09/21, 1 share for
1 warrant, Expires 02/09/26, Strike
Price USD 35.71) ........... 7,127 230,772
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 19,111 21,787
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 173,451
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 31,812 62,351
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 566,543
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 20,872 42,370

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Shares
Shares Value
United States (continued)
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 7,405 $ 3,537
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50)
(h)
.................. 338,374 642,911
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 11.50)
(c)
........... 199,114 256,857
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(c)
.......... 469,648 234,824
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 164,855 302,509
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 772,000
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 369,311 395,163
Pear Therapeutics, Inc. (Issued/
exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 111,845 67,118
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(c)
........... 446,489 446,489
Sarcos Technology & Robotics Corp.
(Issued/exercisable 01/15/21,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 138,250 165,900
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 505,097 1,025,347
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 96,812 52,278
Target Hospitality Corp. (Issued/
exercisable 03/05/18, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 6,474
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 35,055 26,607
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 147,996 107,667
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 95,550 79,306
Security
Shares
Shares Value
United States (continued)
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 220,210 $ 409,591
7,538,802
Total Warrants — 0.0%
(Cost: $34,143,617) .............................. 9,989,875
Total Long-Term Investments — 103.3%
(Cost: $46,746,424,390) ........................... 46,583,673,472
Par (000)
Pa r (000)
Short-Term Securities — 6.1%
Borrowed Bond Agreements — 0.5%
(w)(x)
Barclays Bank plc, (2.00)%, Open
(Purchased on 12/07/21 to be
repurchased at EUR 1,580,113,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,772,323, respectively) ...... EUR 1,583 1,801,693
Barclays Bank plc, (0.85)%, Open
(Purchased on 12/03/21 to be
repurchased at EUR 3,862,420,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 0.13%, due
at 03/24/27, par and fair value of
EUR 3,900,000 and $4,380,910,
respectively) ............... 3,865 4,400,322
Barclays Bank plc, (0.85)%, Open
(Purchased on 12/03/21 to be
repurchased at EUR 1,698,399,
collateralized by Vantage Towers
AG, 0.75%, due at 03/31/30, par
and fair value of EUR 1,700,000 and
$1,903,411, respectively) ...... 1,700 1,934,927
Barclays Bank plc, (0.85)%, Open
(Purchased on 12/07/21 to be
repurchased at EUR 1,975,222,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,947,000 and $2,241,494,
respectively) ............... 1,976 2,250,242
Barclays Bank plc, (0.78)%, Open
(Purchased on 11/23/21 to be
repurchased at EUR 2,422,033,
collateralized by Infineon
Technologies AG, 2.00%, due
at 06/24/32, par and fair value of
EUR 2,200,000 and $2,729,672,
respectively) ............... 2,424 2,760,004
Barclays Bank plc, (0.78)%, Open
(Purchased on 12/07/21 to be
repurchased at EUR 6,071,869,
collateralized by easyJet FinCo. BV,
1.88%, due at 03/03/28, par and
fair value of EUR 5,900,000 and
$6,738,416, respectively) ...... 6,075 6,916,918

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/11/21 to be
repurchased at USD 2,769,554,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 2,720,000 and $2,722,856,
respectively)
(n)
.............. USD 2,781 $ 2,781,200
Barclays Bank plc, (0.20)%, Open
(Purchased on 11/26/21 to be
repurchased at USD 2,923,761,
collateralized by HCA, Inc., 3.50%,
due at 09/01/30, par and fair value
of USD 2,822,000 and $2,982,501,
respectively) ............... 2,924 2,924,298
Barclays Bank plc, (0.15)%, Open
(Purchased on 06/29/21 to be
repurchased at USD 6,526,942,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 5,045,000 and
$6,381,925, respectively) ...... 6,527 6,526,969
Barclays Bank plc, (0.10)%, Open
(Purchased on 11/29/21 to be
repurchased at USD 3,979,571,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 3,970,000 and
$4,042,810, respectively) ...... 3,980 3,979,925
Barclays Bank plc, (0.10)%, Open
(Purchased on 11/29/21 to be
repurchased at USD 1,979,862,
collateralized by CommScope, Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 1,985,000 and
$2,039,965, respectively) ...... 1,980 1,980,038
Barclays Bank plc, (0.10)%, Open
(Purchased on 10/19/21 to be
repurchased at GBP 604,852,
collateralized by Wheel Bidco Ltd.,
6.75%, due at 07/15/26, par and
fair value of GBP 600,000 and
$795,887, respectively) ........ GBP 605 819,244
Barclays Bank plc, (0.10)%, Open
(Purchased on 11/30/21 to be
repurchased at USD 7,696,287,
collateralized by NRG Energy, Inc.,
3.88%, due at 02/15/32, par and
fair value of USD 7,935,000 and
$7,776,300, respectively) ...... USD 7,697 7,696,950
BNP Paribas SA, (1.10)%, Open
(Purchased on 09/09/21 to be
repurchased at USD 2,790,332,
collateralized by Standard Chartered
plc, 4.30%, par and fair value of
USD 2,800,000 and $2,695,000,
respectively)
(n)
.............. 2,800 2,800,000
BNP Paribas SA, (1.00)%, Open
(Purchased on 10/12/21 to be
repurchased at EUR 1,753,726,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 1,700,000 and $1,980,263,
respectively) ............... EUR 1,758 2,001,681
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.90)%, Open
(Purchased on 10/11/21 to be
repurchased at EUR 4,341,544,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 4,200,000 and $4,892,416,
respectively) ............... EUR 4,351 $ 4,954,128
BNP Paribas SA, (0.75)%, Open
(Purchased on 12/02/21 to be
repurchased at EUR 2,748,395,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 2,724,000 and $3,136,021,
respectively) ............... 2,750 3,131,201
BNP Paribas SA, (0.75)%, Open
(Purchased on 12/02/21 to be
repurchased at EUR 715,425,
collateralized by SES SA, 2.00%,
due at 07/02/28, par and fair value
of EUR 680,000 and $814,371,
respectively) ............... 716 815,072
BNP Paribas SA, (0.75)%, Open
(Purchased on 12/02/21 to be
repurchased at EUR 1,953,735,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 2,000,000 and
$2,233,250, respectively) ...... 1,955 2,225,859
BNP Paribas SA, (0.15)%, Open
(Purchased on 11/24/21 to be
repurchased at USD 2,007,030,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,985,000 and
$2,021,405, respectively) ...... USD 2,007 2,007,331
BNP Paribas SA, (0.10)%, Open
(Purchased on 04/30/21 to be
repurchased at USD 3,624,140,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 3,265,000 and
$3,553,283, respectively) ...... 3,624 3,624,150
BNP Paribas SA, (0.08)%, Open
(Purchased on 10/04/21 to be
repurchased at USD 2,736,590,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 2,700,000 and
$2,749,518, respectively) ...... 2,737 2,737,125
BNP Paribas SA, 0.00%, Open
(Purchased on 12/09/21 to be
repurchased at GBP 2,042,604,
collateralized by Deuce Finco plc,
5.50%, due at 06/15/27, par and
fair value of GBP 2,003,000 and
$2,691,283, respectively) ...... GBP 2,043 2,765,059
BNP Paribas SA, 0.00%, Open
(Purchased on 12/08/21 to be
repurchased at GBP 1,424,710,
collateralized by Deuce Finco plc,
5.50%, due at 06/15/27, par and
fair value of GBP 1,397,000 and
$1,877,045, respectively) ...... 1,425 1,928,652

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
12/08/21 to be repurchased at EUR
2,344,274, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,658,839, respectively) ...... EUR 2,346 $ 2,670,607
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
11/23/21 to be repurchased at
EUR 2,484,604, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 2,200,000 and $2,768,921,
respectively) ............... 2,487 2,831,539
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
2,370,051, collateralized by Holcim
Finance Luxembourg SA, 1.75%,
due at 08/29/29, par and fair value
of EUR 2,200,000 and $2,680,695,
respectively) ............... 2,372 2,700,768
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
2,309,848, collateralized by MMS
USA Holdings, Inc., 1.25%, due
at 06/13/28, par and fair value of
EUR 2,200,000 and $2,597,339,
respectively) ............... 2,312 2,632,164
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
10/06/21 to be repurchased at EUR
305,589, collateralized by Intrum
AB, 3.50%, due at 07/15/26, par
and fair value of EUR 300,000 and
$345,377, respectively) ........ 306 348,644
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
12/08/21 to be repurchased at EUR
379,801, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 353,000 and
$424,496, respectively) ........ 380 432,639
Citigroup Global Markets, Inc.,
(0.10)%, Open (Purchased on
11/18/21 to be repurchased at
USD 1,974,839, collateralized by
CommScope Technologies LLC,
6.00%, due at 06/15/25, par and
fair value of USD 1,985,000 and
$1,985,000, respectively) ...... USD 1,975 1,975,075
Citigroup Global Markets, Inc.,
(0.10)%, Open (Purchased on
11/18/21 to be repurchased at
USD 1,957,472, collateralized by
Yum! Brands, Inc., 3.63%, due
at 03/15/31, par and fair value of
USD 1,985,000 and $1,977,556,
respectively) ............... 1,958 1,957,706
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Deutsche Bank AG, 0.14%, Open
(Purchased on 12/03/21 to be
repurchased at GBP 7,573,633,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,885,031 and $9,547,297,
respectively) ............... GBP 7,574 $ 10,251,390
Goldman Sachs International,
(0.90)%, Open (Purchased on
12/08/21 to be repurchased at
EUR 2,532,291, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $2,888,944,
respectively) ............... EUR 2,534 2,884,902
Goldman Sachs International,
(0.40)%, Open (Purchased on
12/08/21 to be repurchased at GBP
34,895,823, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 18,004,274 and
$44,244,733, respectively) ..... GBP 34,896 47,232,839
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 736,850, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $837,469,
respectively) ............... EUR 738 840,674
J.P. Morgan Securities plc,
(0.95)%, Open (Purchased on
10/21/21 to be repurchased at EUR
1,214,916, collateralized by Pinnacle
Bidco plc, 5.50%, due at 02/15/25,
par and fair value of EUR 1,167,000
and $1,355,864, respectively) ... 1,217 1,386,013
J.P. Morgan Securities plc,
(0.90)%, Open (Purchased on
11/25/21 to be repurchased at EUR
1,078,484, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 1,000,000 and
$1,202,541, respectively) ...... 1,080 1,229,113
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
10/19/21 to be repurchased at EUR
3,533,788, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 3,500,000 and
$3,984,320, respectively) ...... 3,540 4,030,375
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
09/27/21 to be repurchased at EUR
3,188,095, collateralized by Allianz
SE, 2.60%, par and fair value of
EUR 3,200,000 and $3,570,336,
respectively)
(n)
.............. 3,196 3,638,172

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
2,170,144, collateralized by Enel
Finance International NV, 0.50%,
due at 06/17/30, par and fair value
of EUR 2,200,000 and $2,455,347,
respectively) ............... EUR 2,172 $ 2,472,965
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
2,229,357, collateralized by Snam
SpA, 0.75%, due at 06/17/30, par
and fair value of EUR 2,200,000 and
$2,514,639, respectively) ...... 2,231 2,540,442
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
12/07/21 to be repurchased at
EUR 3,385,396, collateralized by
Cellnex Finance Co. SA, 1.50%,
due at 06/08/28, par and fair value
of EUR 3,400,000 and $3,790,680,
respectively) ............... 3,387 3,856,462
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
2,391,108, collateralized by WPP
Finance Deutschland GmbH, 1.63%,
due at 03/23/30, par and fair value
of EUR 2,200,000 and $2,685,364,
respectively) ............... 2,393 2,724,763
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at
EUR 2,389,129, collateralized by
Volkswagen International Finance
NV, 1.63%, due at 01/16/30, par and
fair value of EUR 2,200,000 and
$2,683,040, respectively) ...... 2,391 2,722,509
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
2,341,829, collateralized by EDP
Finance BV, 1.50%, due at 11/22/27,
par and fair value of EUR 2,200,000
and $2,660,187, respectively) ... 2,344 2,668,608
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at
EUR 2,416,582, collateralized by
Vodafone Group plc, 1.88%, due
at 11/20/29, par and fair value of
EUR 2,200,000 and $2,736,019,
respectively) ............... 2,419 2,753,792
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
12/07/21 to be repurchased at EUR
2,203,743, collateralized by Vantage
Towers AG, 0.75%, due at 03/31/30,
par and fair value of EUR 2,200,000
and $2,463,237, respectively) ... 2,205 2,510,386
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
12/07/21 to be repurchased at
EUR 1,094,006, collateralized by
Cellnex Finance Co. SA, 1.50%,
due at 06/08/28, par and fair value
of EUR 1,100,000 and $1,226,396,
respectively) ............... EUR 1,095 $ 1,246,264
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 1,653,599, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,681,000 and $1,877,046,
respectively) ............... 1,655 1,884,231
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
11/25/21 to be repurchased at EUR
3,921,449, collateralized by Orange
SA, 1.37%, par and fair value of
EUR 4,000,000 and $4,474,305,
respectively)
(n)
.............. 3,925 4,468,385
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 1,102,765, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,251,736,
respectively) ............... 1,104 1,256,528
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
11/25/21 to be repurchased at EUR
107,873, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 100,000 and
$120,254, respectively) ........ 108 122,911
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
06/28/21 to be repurchased at USD
3,720,599, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 3,385,000
and $3,588,100, respectively) ... USD 3,724 3,723,500
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
10/08/21 to be repurchased at
USD 3,236,922, collateralized by
Lumen Technologies, Inc., 7.50%,
due at 04/01/24, par and fair value
of USD 2,930,000 and $3,208,350,
respectively) ............... 3,238 3,237,650
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
10/08/21 to be repurchased at USD
1,589,672, collateralized by Elanco
Animal Health, Inc., 5.90%, due
at 08/28/28, par and fair value of
USD 1,359,000 and $1,576,440,
respectively) ............... 1,590 1,590,030

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (0.85)%, Open
(Purchased on 11/23/21 to be
repurchased at EUR 2,175,262,
collateralized by Atos SE, 1.00%,
due at 11/12/29, par and fair value
of EUR 2,200,000 and $2,480,942,
respectively) ............... EUR 2,177 $ 2,479,002
RBC Europe Ltd., (0.85)%, Open
(Purchased on 12/03/21 to be
repurchased at EUR 1,095,424,
collateralized by Cellnex Finance
Co. SA, 1.50%, due at 06/08/28, par
and fair value of EUR 1,100,000 and
$1,226,396, respectively) ...... 1,096 1,247,979
Total Borrowed Bond Agreements — 0.5%
(Cost: $204,435,813) ............................. 206,312,015
Shares
Shares
Money Market Funds — 5.6%
(r)(y)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 2,377,415,717 2,377,415,717
SL Liquidity Series, LLC, Money Market
Series, 0.15%
(z)
............. 159,640,798 159,656,762
Total Money Market Funds — 5.6%
(Cost: $2,537,062,404) ........................... 2,537,072,479
Total Short-Term Securities — 6.1%
(Cost: $2,741,498,217) ........................... 2,743,384,494
Total Options Purchased — 0.5%
(Cost: $266,457,069 ) ............................. 225,789,611
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 109.9%
(Cost: $49,754,379,676) ........................... 49,552,847,577
Total Options Written — (0.3)%
(Premiums Received — $181,706,934) ................ (147,256,426)
Par (000)
Pa r (000)
Borrowed Bonds — (0.5)%
Corporate Bonds — (0.4)%
Austria — (0.0)%
ams AG, 6.00% ,  07/31/25 ........ 1,453 (1,747,291)
Belgium — (0.0)%
Telenet Finance Luxembourg Notes
SARL, 3.50% ,  03/01/28 ....... 5,900 (6,872,679)
France — (0.1)%
Atos SE, 1.00% ,  11/12/29 ........ 2,200 (2,480,942)
Banijay Group SAS, 6.50% ,  03/01/26 1,500 (1,772,323)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.94%), 4.50%
(b)(n)
..... USD 2,720 (2,722,856)
Cie de Saint-Gobain, 1.88% ,  03/15/31 EUR 2,200 (2,768,921)
MMS USA Holdings, Inc.,
1.25% ,  06/13/28 ............ 2,200 (2,597,339)
Security
Par (000)
Par (000) Value
France (continued)
Orange SA, (EUR Swap Annual 5 Year
+ 1.49%), 1.37%
(b)(n)
.......... EUR 4,000 $ (4,474,305)
(16,816,686)
Germany — (0.0)%
Allianz SE, (EUR Swap Annual 5 Year +
2.58%), 2.60%
(b)(n)
........... 3,200 (3,570,336)
Infineon Technologies AG,
2.00% ,  06/24/32 ............ 2,200 (2,729,672)
Vantage Towers AG, 0.75% ,  03/31/30 3,900 (4,366,648)
Volkswagen International Finance NV,
1.63% ,  01/16/30 ............ 2,200 (2,683,040)
(13,349,696)
Ireland — (0.1)%
eircom Finance DAC
2.63% ,  02/15/27 ............ 5,552 (6,199,501)
3.50% ,  05/15/26 ............ 2,500 (2,888,944)
Ryanair DAC
0.88% ,  05/25/26 ............ 3,500 (3,984,320)
1.13% ,  08/15/23 ............ 2,300 (2,658,839)
(15,731,604)
Italy — (0.0)%
Enel Finance International NV,
0.50% ,  06/17/30 ............ 2,200 (2,455,347)
Snam SpA, 0.75% ,  06/17/30 ...... 2,200 (2,514,639)
(4,969,986)
Luxembourg — (0.0)%
SES SA, 2.00% ,  07/02/28 ........ 680 (814,371)
Portugal — (0.0)%
EDP Finance BV, 1.50% ,  11/22/27 .. 2,200 (2,660,187)
Spain — (0.0)%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 0.52%),
0.13% ,  03/24/27
(b)
........... 3,900 (4,380,910)
Cellnex Finance Co. SA,
1.50% ,  06/08/28 ............ 5,600 (6,243,472)
(10,624,382)
Sweden — (0.0)%
Intrum AB, 3.50% ,  07/15/26 ....... 4,971 (5,722,892)
Switzerland — (0.0)%
Holcim Finance Luxembourg SA,
1.75% ,  08/29/29 ............ 2,200 (2,680,695)
United Kingdom — (0.1)%
Deuce Finco plc, 5.50% ,  06/15/27 .. GBP 3,400 (4,568,328)
easyJet FinCo. BV, 1.88% ,  03/03/28 . EUR 5,900 (6,738,416)
Pinnacle Bidco plc, 5.50% ,  02/15/25 . 1,167 (1,355,864)
Standard Chartered plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.14%), 4.30%
(b)(n)
USD 2,800 (2,695,000)
Vodafone Group plc, 1.88% ,  11/20/29 EUR 2,200 (2,736,019)
Wheel Bidco Ltd., 6.75% ,  07/15/26 .. GBP 600 (795,887)
WPP Finance Deutschland GmbH,
1.63% ,  03/23/30 ............ EUR 2,200 (2,685,364)
(21,574,878)
United States — (0.1)%
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 3,385 (3,588,100)
CommScope Technologies LLC,
6.00% ,  06/15/25
(a)
........... 1,985 (1,985,000)
CommScope, Inc., 8.25% ,  03/01/27
(a)
1,985 (2,039,965)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31,2021
Security
Par (000)
Par (000) Value
United States (continued)
Elanco Animal Health, Inc.,
5.90% ,  08/28/28
(e)
........... USD 1,359 $ (1,576,440)
HCA, Inc., 3.50% ,  09/01/30 ....... 2,822 (2,982,501)
Lumen Technologies, Inc., Series Y,
7.50% ,  04/01/24 ............ 2,930 (3,208,350)
NRG Energy, Inc., 3.88% ,  02/15/32
(a)
7,935 (7,776,300)
Sprint Capital Corp., 6.88% ,  11/15/28 5,045 (6,381,925)
Uber Technologies, Inc.
(a)
4.50% ,  08/15/29 ............ 8,655 (8,813,733)
7.50% ,  09/15/27 ............ 3,265 (3,553,283)
Yum! Brands, Inc., 3.63% ,  03/15/31 . 1,985 (1,977,556)
(43,883,153)
Total Corporate Bonds — (0.4)%
(Proceeds: $149,461,994) ......................... (147,448,500)
Security
Par (000)
Par (000) Value
Foreign Government Obligations — (0.1)%
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP 21,889 $ (53,792,030)
Total Foreign Government Obligations — (0.1)%
(Proceeds: $42,755,012) .......................... (53,792,030)
Total Borrowed Bonds — (0.5)%
(Proceeds: $192,217,006) .........................
(201,240,530)
TBA Sale Commitments — (8.9)%
Uniform Mortgage-Backed Securities
(t)
2.00% ,  01/25/37 - 01/25/52 ..... USD 411,993 (419,221,938)
2.50% ,  01/25/52 - 02/25/52 ..... 2,792,129 (2,847,495,748)
4.00% ,  01/25/52 ............ 688,248 (732,068,206)
Total TBA Sale Commitments — (8.9)%
(Proceeds: $4,000,065,014) ........................ (3,998,785,892)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 100.2%
(Cost: $45,380,390,722) ........................... 45,205,564,729
Liabilities in Excess of Other Assets — (0.2)% ............ (99,029,886)
Net Assets — 100.0% .............................. $ 45,106,534,843
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $460,023,083, representing 1.02% of its net assets as of period end, and an original cost of $439,902,872.
(j)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Fixed rate.
(r)
Affiliate of the Fund.
(s)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(x)
The amount to be repurchased assumes the maturity will be the day after the period end.
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31,2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,286,811,574 $ 1,090,604,143 $ — $ — $ — $ 2,377,415,717 2,377,415,717 $ 460,669 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 276,547,482 — (116,842,920) (44,031) (3,769) 159,656,762 159,640,798 1,901,197
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,564,420 266,125 — — (110,581) 368,719,964 368,646,235 166,886 34,819
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... — 68,235,000 (68,069,653) (165,347) — — — 582,758 —
iShares China Large-Cap ETF .. 31,103,457 15,510,150 (27,446,882) (783,006) (3,768,217) 14,615,502 399,549 241,001 —
iShares Core U.S. Aggregate
Bond ETF .............. — 4,000,008 (1,109,274) (28,558) (78,624) 2,783,552 24,400 52,812 —
iShares Expanded Tech-Software
Sector ETF
(c)
............ — 10,047,177 (10,329,876) 282,699 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 505,658,536 72,284,034 (572,419,955) 31,056,733 (36,579,348) — — 4,261,587 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 198,174,006 311,958,178 (489,084,020) (5,577,131) (4,221,145) 11,249,888 84,892 984,686 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 514,988 — — — (30,434) 484,554 4,443 18,867 —
iShares Latin America 40 ETF .. 23,482,935 — (7,099,811) 498,458 (4,305,450) 12,576,132 536,067 1,065,095 —
iShares MSCI Brazil ETF ..... 19,647,100 13,137,090 (12,092,192) (646,300) (6,101,252) 13,944,446 496,774 1,454,142 —
iShares MSCI Japan ETF
(c)
.... — 14,931,268 (15,950,946) 1,019,678 — — — — —
iShares MSCI South Korea ETF
(c)
— 8,018,000 (7,839,960) (178,040) — — — — —
iShares Nasdaq Biotechnology
ETF .................. 6,665,560 — (2,179,463) 513,325 (522,620) 4,476,802 29,333 11,308 —
iShares Russell 2000 ETF
(c)
.... — 6,004,153 (5,833,298) (170,855) — — — — —
iShares S&P 500 Value ETF ... 43,416,191 — — — 9,702,681 53,118,872 339,136 960,743 —
$ 25,777,625 $ (46,018,759) $ 3,019,042,191 $ 12,161,751 $ 34,819
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 180 01/19/22 $ 3,541 $ (637,595)
Exchange Traded Bitcoin Futures
(a)
.............................................. 117 01/28/22 26,802 (3,247,351)
Australia 10 Year Bond ...................................................... 1,433 03/15/22 145,093 (1,061,747)
Australia 3 Year Bond ....................................................... 1,033 03/15/22 85,791 (63,960)
Korea 10 Year Bond ........................................................ 690 03/15/22 72,137 (502,274)
Korea 3 Year Bond ......................................................... 2,257 03/15/22 207,160 266,508
FTSE 100 Index .......................................................... 32 03/18/22 3,176 66,944
FTSE/MIB Index .......................................................... 91 03/18/22 14,065 276,857
MSCI Emerging Markets E-Mini Index ............................................ 522 03/18/22 32,006 123,778
NASDAQ 100 E-Mini Index ................................................... 14 03/18/22 4,570 209,571
30 Day Federal Funds ...................................................... 109 04/29/22 45,311 8,896
ASX 90 Day Bank Accepted Bill ................................................ 8 12/08/22 5,806 1,537
3 Month Canadian Bankers Acceptance .......................................... 800 12/19/22 155,326 138,470
90-day Eurodollar ......................................................... 280 12/19/22 69,258 (26,006)
3 Month SONIA Index ....................................................... 2,950 12/20/22 987,412 391,076
3 Month SONIA Index ....................................................... 4,883 03/14/23 1,632,931 (996,442)
3 Month SONIA Index ....................................................... 59 03/19/24 19,702 (4,716)
(5,056,454)
Short Contracts
Euro-Bobl ............................................................... 827 03/08/22 125,451 869,194
Euro-BTP ............................................................... 557 03/08/22 93,226 1,700,425
Euro-Bund .............................................................. 960 03/08/22 187,301 3,216,025
Euro-Buxl ............................................................... 3,886 03/08/22 914,661 45,434,466
Euro-OAT ............................................................... 576 03/08/22 106,990 1,949,765
Euro-Schatz ............................................................. 494 03/08/22 63,008 83,614
DAX Index .............................................................. 50 03/18/22 22,466 (131,885)
EURO STOXX 50 Index ..................................................... 409 03/18/22 19,907 (323,907)
Russell 2000 E-Mini Index .................................................... 332 03/18/22 37,230 (1,762,412)
S&P 500 E-Mini Index ...................................................... 5,211 03/18/22 1,239,827 (14,268,166)
U.S. Treasury 10 Year Note ................................................... 3,705 03/22/22 482,866 1,105,589
U.S. Treasury 10 Year Ultra Note ............................................... 11,974 03/22/22 1,749,514 (4,345,967)
U.S. Treasury Long Bond .................................................... 5,658 03/22/22 904,926 972,244
U.S. Treasury Ultra Bond .................................................... 7,489 03/22/22 1,468,780 (14,793,015)
Long Gilt ............................................................... 2,758 03/29/22 466,263 6,426,299
U.S. Treasury 2 Year Note .................................................... 13,113 03/31/22 2,860,376 4,930,144
U.S. Treasury 5 Year Note .................................................... 5,775 03/31/22 698,098 218,404
90-day Eurodollar ......................................................... 2,430 12/16/24 596,990 (85,459)
3 Month SONIA Index ....................................................... 59 03/18/25 19,732 1,609
31,196,967
$ 26,140,513
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,451,095 TRY 83,961,000 Citibank NA 01/04/22 $ 104,357
AUD 98,468,409 USD 71,415,198 Morgan Stanley & Co. International plc 01/10/22 226,674
CAD 91,470,371 USD 71,415,198 Royal Bank of Canada 01/10/22 896,009
EUR 62,851,659 USD 71,415,198 Bank of America NA 01/10/22 149,767
GBP 52,956,320 USD 71,415,198 State Street Bank and Trust Co. 01/10/22 262,921
USD 35,707,599 CAD 45,105,446 UBS AG 01/10/22 49,831
USD 71,415,198 GBP 52,727,513 Deutsche Bank AG 01/10/22 46,777

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 280,014,000,000 USD 19,427,878 Barclays Bank plc 01/12/22 $ 238,065
IDR 839,986,000,000 USD 58,204,373 BNP Paribas SA 01/12/22 789,524
IDR 280,000,000,000 USD 19,390,582 HSBC Bank plc 01/12/22 274,376
TRY 70,490,475 USD 4,497,000 Citibank NA 01/13/22 795,709
USD 26,619,000 TRY 265,391,757 Bank of America NA 01/13/22 6,692,318
USD 8,832,000 TRY 85,498,794 Deutsche Bank AG 01/13/22 2,412,406
AUD 37,776,000 JPY 3,061,433,148 Goldman Sachs International 01/18/22 868,059
EUR 23,848,000 USD 26,916,712 Goldman Sachs International 01/18/22 241,940
EUR 3,766,000 USD 4,257,792 JPMorgan Chase Bank NA 01/18/22 31,016
MXN 757,819,092 USD 36,042,000 Citibank NA 01/18/22 881,570
MXN 471,569,683 USD 22,483,000 HSBC Bank plc 01/18/22 493,508
MXN 284,142,568 USD 13,490,000 UBS AG 01/18/22 354,410
NOK 245,769,194 EUR 23,824,000 Goldman Sachs International 01/18/22 768,932
PLN 309,060,066 EUR 66,991,820 Bank of America NA 01/18/22 345,424
TRY 102,109,000 USD 6,397,486 UBS AG 01/18/22 1,232,726
USD 40,167,000 COP 158,309,213,000 Citibank NA 01/18/22 1,297,340
USD 13,370,000 TRY 137,209,625 Citibank NA 01/18/22 3,116,854
USD 59,985,000 ZAR 957,264,588 Barclays Bank plc 01/18/22 31,967
ZAR 325,728,090 USD 20,219,000 Bank of America NA 01/18/22 181,198
ZAR 286,767,630 USD 17,938,000 BNP Paribas SA 01/18/22 22,122
ZAR 213,089,845 USD 13,317,000 Citibank NA 01/18/22 28,717
CLP 30,989,279,200 USD 36,070,000 Citibank NA 01/19/22 230,315
USD 9,010,000 CLP 7,688,233,000 Bank of America NA 01/19/22 4,135
USD 8,943,000 CLP 7,369,479,150 Goldman Sachs International 01/19/22 310,517
USD 994,204 EUR 872,086 Commonwealth Bank of Australia 01/20/22 1,010
USD 463,999,036 EUR 398,652,000 Standard Chartered Bank 01/20/22 9,985,831
USD 4,230,135 EUR 3,638,437 State Street Bank and Trust Co. 01/20/22 86,425
BRL 154,606,860 USD 26,982,000 Deutsche Bank AG 02/02/22 579,844
THB 448,659,709 USD 13,343,000 ANZ Banking Group Ltd. 03/15/22 84,130
AUD 262,155 USD 186,669 Nomura International plc 03/16/22 4,096
BRL 28,690,000 USD 4,947,831 Bank of America NA 03/16/22 114,265
BRL 564,913,544 USD 99,020,779 Royal Bank of Canada 03/16/22 653,212
CHF 6,243,733 JPY 769,505,377 Morgan Stanley & Co. International plc 03/16/22 171,274
CNY 1,314,947,014 USD 204,861,571 Barclays Bank plc 03/16/22 1,026,327
CNY 2,803,100,000 USD 438,018,595 Deutsche Bank AG 03/16/22 876,936
CNY 1,537,952,689 USD 239,714,810 HSBC Bank plc 03/16/22 1,090,214
EUR 7,845,000 CNY 56,795,447 Citibank NA 03/16/22 51,769
EUR 19,512,000 SEK 200,089,310 Societe Generale SA 03/16/22 90,730
EUR 83,754,000 USD 94,722,235 Bank of America NA 03/16/22 770,338
EUR 15,130,000 USD 17,129,553 Barclays Bank plc 03/16/22 120,998
EUR 149,937,040 USD 169,624,823 BNP Paribas SA 03/16/22 1,326,699
EUR 110,993,594 USD 125,148,996 Citibank NA 03/16/22 1,400,947
EUR 11,707,000 USD 13,236,273 Deutsche Bank AG 03/16/22 111,526
EUR 24,590,000 USD 27,890,224 Goldman Sachs International 03/16/22 146,197
EUR 3,920,000 USD 4,416,221 JPMorgan Chase Bank NA 03/16/22 53,188
EUR 57,740,000 USD 65,337,310 Morgan Stanley & Co. International plc 03/16/22 495,261
EUR 20,054,000 USD 22,663,426 UBS AG 03/16/22 201,250
GBP 6,014,149 EUR 7,025,000 Morgan Stanley & Co. International plc 03/16/22 128,316
GBP 6,000,341 EUR 7,025,000 Natwest Markets plc 03/16/22 109,631
GBP 8,490,000 USD 11,266,009 Barclays Bank plc 03/16/22 222,040
GBP 8,480,000 USD 11,268,461 Deutsche Bank AG 03/16/22 206,057
GBP 4,250,000 USD 5,724,066 HSBC Bank plc 03/16/22 26,724
GBP 80,032,316 USD 105,826,083 JPMorgan Chase Bank NA 03/16/22 2,467,813
GBP 4,240,000 USD 5,687,829 State Street Bank and Trust Co. 03/16/22 49,430
IDR 29,359,270,000 USD 2,020,597 Bank of America NA 03/16/22 27,887
IDR 2,612,310,000,000 USD 180,283,644 Barclays Bank plc 03/16/22 1,985,062
INR 4,357,600,000 USD 57,142,857 Bank of America NA 03/16/22 856,433
INR 150,270,000 USD 1,971,659 Citibank NA 03/16/22 28,422
MXN 10,400,000 USD 489,549 Natwest Markets plc 03/16/22 12,073
NOK 92,460,000 USD 10,288,792 Goldman Sachs International 03/16/22 196,415
SEK 201,586,277 EUR 19,512,000 Morgan Stanley & Co. International plc 03/16/22 75,030
SEK 46,280,000 USD 5,098,260 JPMorgan Chase Bank NA 03/16/22 26,346
SEK 84,680,000 USD 9,294,247 JPMorgan Chase Bank NA 03/16/22 82,409

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
THB 3,287,900,000 USD 98,197,566 Citibank NA 03/16/22 $ 200,104
USD 22,421,894 JPY 2,538,437,141 Bank of Montreal 03/16/22 341,217
USD 29,191,565 JPY 3,310,025,716 Morgan Stanley & Co. International plc 03/16/22 399,200
USD 7,025,000 JPY 796,621,652 Natwest Markets plc 03/16/22 95,561
USD 100,251,750 PHP 5,080,300,000 Deutsche Bank AG 03/16/22 1,966,645
USD 17,165,714 RUB 1,287,190,189 Goldman Sachs International 03/16/22 221,387
USD 5,130,000 RUB 385,207,596 HSBC Bank plc 03/16/22 59,200
USD 26,990,000 RUB 2,031,815,567 UBS AG 03/16/22 243,566
52,848,919
TRY 83,961,000 USD 6,451,095 Goldman Sachs International 01/04/22 (104,357)
USD 6,462,595 TRY 102,109,000 UBS AG 01/04/22 (1,255,978)
KZT 2,205,476,450 USD 5,071,110 Citibank NA 01/10/22 (32,459)
USD 71,415,198 AUD 98,225,439 Deutsche Bank AG 01/10/22 (49,899)
USD 35,707,599 CAD 45,260,096 Morgan Stanley & Co. International plc 01/10/22 (72,426)
USD 71,415,198 EUR 62,793,549 Morgan Stanley & Co. International plc 01/10/22 (83,601)
USD 13,988,032 IDR 200,756,235,162 Barclays Bank plc 01/12/22 (111,480)
USD 36,814,299 IDR 528,403,812,588 BNP Paribas SA 01/12/22 (296,557)
USD 21,776,655 IDR 312,233,674,104 Goldman Sachs International 01/12/22 (152,140)
USD 25,003,924 IDR 358,606,278,146 UBS AG 01/12/22 (181,712)
TRY 305,502,330 USD 25,539,329 Citibank NA 01/13/22 (2,600,984)
USD 6,637,051 IDR 95,268,230,856 Barclays Bank plc 01/14/22 (54,304)
USD 19,339,037 IDR 276,887,035,617 BNP Paribas SA 01/14/22 (108,678)
USD 8,855,876 IDR 127,037,547,603 UBS AG 01/14/22 (66,860)
COP 53,593,738,000 USD 13,459,000 Barclays Bank plc 01/18/22 (300,130)
COP 53,607,197,000 USD 13,459,000 UBS AG 01/18/22 (296,824)
EUR 6,046,000 PLN 27,892,616 Bank of America NA 01/18/22 (31,174)
EUR 59,962,000 PLN 279,047,018 UBS AG 01/18/22 (908,846)
JPY 3,049,467,600 AUD 37,776,000 Goldman Sachs International 01/18/22 (972,092)
JPY 3,054,946,986 AUD 37,674,000 Morgan Stanley & Co. International plc 01/18/22 (850,238)
RUB 949,156,762 USD 12,761,600 UBS AG 01/18/22 (146,354)
USD 71,261,622 EUR 63,022,000 UBS AG 01/18/22 (509,282)
USD 26,981,000 MXN 564,172,672 Deutsche Bank AG 01/18/22 (507,446)
USD 66,948,000 MXN 1,412,471,668 Goldman Sachs International 01/18/22 (1,872,511)
USD 13,509,000 ZAR 216,574,397 Bank of America NA 01/18/22 (54,953)
USD 22,028,000 ZAR 352,477,518 Citibank NA 01/18/22 (47,502)
ZAR 214,006,952 USD 13,476,000 Goldman Sachs International 01/18/22 (72,845)
CLP 7,578,570,000 USD 8,990,000 BNP Paribas SA 01/19/22 (112,592)
USD 8,997,000 CLP 7,764,411,000 Citibank NA 01/19/22 (98,099)
USD 477,663,804 CNY 3,071,736,505 Citibank NA 02/24/22 (3,895,980)
USD 10,454,909 MXN 221,502,936 HSBC Bank plc 02/24/22 (268,314)
CNY 57,039,426 EUR 7,845,000 BNP Paribas SA 03/16/22 (13,568)
EUR 7,025,000 GBP 5,930,088 Deutsche Bank AG 03/16/22 (14,570)
EUR 7,025,000 GBP 5,983,544 Morgan Stanley & Co. International plc 03/16/22 (86,903)
JPY 773,379,176 CHF 6,243,733 HSBC Bank plc 03/16/22 (137,577)
JPY 800,814,875 USD 7,025,000 BNP Paribas SA 03/16/22 (59,086)
JPY 1,756,910,361 USD 15,505,686 Morgan Stanley & Co. International plc 03/16/22 (223,145)
KRW 18,450,000,000 USD 15,638,244 Citibank NA 03/16/22 (149,266)
PHP 1,131,120,000 USD 22,606,575 Barclays Bank plc 03/16/22 (723,567)
PHP 1,131,125,000 USD 22,577,345 Deutsche Bank AG 03/16/22 (694,240)
PHP 1,130,955,000 USD 22,567,195 HSBC Bank plc 03/16/22 (687,379)
RUB 302,390,000 USD 4,014,364 Bank of America NA 03/16/22 (33,759)
RUB 409,206,610 USD 5,464,000 Barclays Bank plc 03/16/22 (77,282)
RUB 296,332,400 USD 3,920,000 Citibank NA 03/16/22 (19,137)
RUB 3,949,947,623 USD 52,506,349 Goldman Sachs International 03/16/22 (509,989)
USD 5,130,000 AUD 7,204,242 Deutsche Bank AG 03/16/22 (112,388)
USD 33,592,673 AUD 47,090,000 Morgan Stanley & Co. International plc 03/16/22 (673,816)
USD 4,949,930 BRL 28,292,000 BNP Paribas SA 03/16/22 (41,943)
USD 15,611,000 CAD 20,020,638 Citibank NA 03/16/22 (213,934)
USD 17,063,336 CAD 21,803,000 Morgan Stanley & Co. International plc 03/16/22 (170,433)
USD 167,540,000 CHF 154,273,161 JPMorgan Chase Bank NA 03/16/22 (2,079,808)
USD 347,807,848 CNY 2,232,477,710 Barclays Bank plc 03/16/22 (1,742,468)
USD 3,005,733 CNY 19,312,000 BNP Paribas SA 03/16/22 (18,044)

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 247,119,011 CNY 1,581,560,198 Deutsche Bank AG 03/16/22 $ (513,860)
USD 31,798,493 EUR 28,038,046 Bank of America NA 03/16/22 (169,236)
USD 12,933,652 EUR 11,396,750 Barclays Bank plc 03/16/22 (60,414)
USD 5,452,929,017 EUR 4,814,587,000 BNP Paribas SA 03/16/22 (36,448,234)
USD 90,721,067 EUR 80,017,876 Citibank NA 03/16/22 (511,744)
USD 402,167,226 EUR 355,015,317 Goldman Sachs International 03/16/22 (2,605,396)
USD 34,744,223 EUR 30,597,000 HSBC Bank plc 03/16/22 (141,110)
USD 101,669,720 EUR 89,670,000 JPMorgan Chase Bank NA 03/16/22 (568,013)
USD 48,056,440 EUR 42,404,000 JPMorgan Chase Bank NA 03/16/22 (290,710)
USD 8,879,368 EUR 7,820,000 Morgan Stanley & Co. International plc 03/16/22 (36,647)
USD 31,029,696 EUR 27,385,000 State Street Bank and Trust Co. 03/16/22 (193,459)
USD 11,225,935 GBP 8,470,000 Deutsche Bank AG 03/16/22 (235,052)
USD 801,793 GBP 601,106 Goldman Sachs International 03/16/22 (11,580)
USD 11,242,482 GBP 8,490,000 JPMorgan Chase Bank NA 03/16/22 (245,567)
USD 10,536,335 GBP 7,898,894 Morgan Stanley & Co. International plc 03/16/22 (151,873)
USD 1,056,275,422 GBP 798,373,000 UBS AG 03/16/22 (24,024,728)
USD 11,126,236 HKD 86,761,407 Bank of America NA 03/16/22 (1,921)
USD 124,453,328 IDR 1,803,328,719,193 Barclays Bank plc 03/16/22 (1,370,327)
USD 122,886,113 IDR 1,783,569,038,780 Citibank NA 03/16/22 (1,558,850)
USD 31,697,035 INR 2,417,152,501 Bank of America NA 03/16/22 (475,062)
USD 20,153,902 INR 1,540,000,000 Goldman Sachs International 03/16/22 (343,368)
USD 59,708,242 MYR 253,371,925 Barclays Bank plc 03/16/22 (927,162)
USD 5,136,070 NOK 46,230,000 JPMorgan Chase Bank NA 03/16/22 (106,533)
USD 9,374,714 NOK 83,860,000 JPMorgan Chase Bank NA 03/16/22 (135,230)
USD 10,216,805 SEK 92,560,000 Bank of America NA 03/16/22 (32,407)
USD 3,296,257 SGD 4,500,000 UBS AG 03/16/22 (41,765)
USD 21,333,086 THB 718,605,000 Bank of America NA 03/16/22 (172,756)
USD 21,285,587 THB 718,495,000 Deutsche Bank AG 03/16/22 (216,963)
USD 21,317,117 THB 718,600,000 HSBC Bank plc 03/16/22 (188,575)
(96,377,461)
$ (43,528,542)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch HSBC Bank plc 01/14/22 USD 1.20 USD 1.20 EUR 2,245 $ 1,835
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 02/18/22 CAD 1.25 CAD 1.25 USD 2,350 856,682
USD Currency ............... Instant One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 2,470 9,174
USD Currency ............... One-Touch Standard Chartered Bank 03/07/22 CNH 6.80 CNH 6.80 USD 2,839 43,723
EUR Currency ............... One-Touch Bank of America NA 03/10/22 GBP 0.90 GBP 0.90 EUR 1,951 53,254
USD Currency ............... One-Touch Bank of America NA 04/18/22 RUB 66.00 RUB 66.00 USD 6,756 305,329
CHF Currency ............... One-Touch UBS AG 04/20/22 JPY 115.00 JPY 115.00 CHF 1,948 73,675
1,343,672
Put
EUR Currency ............... One-Touch
Morgan Stanley & Co.
International plc 02/07/22 USD 1.10 USD 1.10 EUR 1,870 91,212
USD Currency ............... One-Touch
Goldman Sachs
International 02/07/22 RUB 69.00 RUB 69.00 USD 6,216 133,724
USD Currency ............... One-Touch Bank of America NA 02/15/22 RUB 67.00 RUB 67.00 USD 2,727 20,378
USD Currency ............... One-Touch Citibank NA 02/21/22 RUB 68.00 RUB 68.00 USD 9,008 156,290
EUR Currency ............... One-Touch
Goldman Sachs
International 02/24/22 SEK 9.80 SEK 9.80 EUR 2,345 49,354
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 2,470 26,648
USD Currency ............... One-Touch Citibank NA 02/28/22 RUB 70.00 RUB 70.00 USD 7,156 491,933
EUR Currency ............... One-Touch Bank of America NA 03/01/22 PLN 4.50 PLN 4.50 EUR 5,522 877,771

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 03/15/22 RUB 68.00 RUB 68.00 USD 5,364 $ 162,117
EUR Currency ............... One-Touch Bank of America NA 03/17/22 HUF 355.00 HUF 355.00 EUR 4,764 453,222
USD Currency ............... One-Touch UBS AG 04/11/22 JPY 106.00 JPY 106.00 USD 3,742 103,262
USD Currency ............... One-Touch Bank of America NA 05/04/22 RUB 65.00 RUB 65.00 USD 3,895 62,609
2,628,520
$ 3,972,192
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 ......................... 1,973 01/07/22 USD 410.00 USD 78,496 $ 54,258
SPDR S&P 500 ETF Trust ...................... 7,499 01/07/22 USD 485.00 USD 356,173 93,738
SPDR S&P 500 ETF Trust ...................... 9,000 01/07/22 USD 472.00 USD 427,464 4,540,500
SPDR S&P 500 ETF Trust ...................... 8,001 01/14/22 USD 490.00 USD 380,015 180,023
SPDR S&P 500 ETF Trust ...................... 8,730 01/14/22 USD 475.00 USD 414,640 4,046,355
Alcoa Corp. ............................... 1,500 01/21/22 USD 55.00 USD 8,937 915,000
Alcoa Corp. ............................... 2,000 01/21/22 USD 50.00 USD 11,916 2,030,000
Barclays plc ............................... 3,201 01/21/22 GBP 2.05 GBP 5,986 21,664
BP plc ................................... 3,500 01/21/22 USD 27.00 USD 9,321 161,000
BP plc ................................... 4,001 01/21/22 USD 32.00 USD 10,655 6,002
BT Group plc .............................. 1,701 01/21/22 GBP 2.00 GBP 2,884 20,146
Caesars Entertainment, Inc. .................... 4,838 01/21/22 USD 100.00 USD 45,250 786,175
CF Industries Holdings, Inc. ..................... 1,201 01/21/22 USD 65.00 USD 8,501 756,630
Comcast Corp. ............................. 1,401 01/21/22 USD 57.50 USD 7,051 2,802
Comcast Corp. ............................. 2,201 01/21/22 USD 55.00 USD 11,078 14,307
Daimler AG ................................ 600 01/21/22 EUR 95.00 EUR 4,055 5,806
Deere & Co. ............................... 250 01/21/22 USD 380.00 USD 8,572 8,375
Devon Energy Corp. .......................... 900 01/21/22 USD 44.00 USD 3,965 172,350
Devon Energy Corp. .......................... 2,500 01/21/22 USD 46.00 USD 11,013 275,000
Devon Energy Corp. .......................... 15,517 01/21/22 USD 40.00 USD 68,352 7,215,405
Diamondback Energy, Inc. ...................... 1,800 01/21/22 USD 115.00 USD 19,413 355,500
Dick's Sporting Goods, Inc. ..................... 1,901 01/21/22 USD 140.00 USD 21,860 99,803
DR Horton, Inc. ............................. 1,500 01/21/22 USD 105.00 USD 16,268 731,250
Energy Transfer LP .......................... 6,928 01/21/22 USD 10.00 USD 5,702 17,320
Exxon Mobil Corp. ........................... 1,400 01/21/22 USD 62.50 USD 8,567 106,400
FedEx Corp. ............................... 400 01/21/22 USD 280.00 USD 10,346 18,200
Ford Motor Co. ............................. 8,000 01/21/22 USD 22.00 USD 16,616 284,000
Freeport-McMoRan, Inc. ....................... 5,879 01/21/22 USD 41.00 USD 24,533 1,093,494
Generac Holdings, Inc. ........................ 100 01/21/22 USD 440.00 USD 3,519 4,750
General Motors Co. .......................... 1,569 01/21/22 USD 62.50 USD 9,199 96,494
General Motors Co. .......................... 2,000 01/21/22 USD 65.00 USD 11,726 57,000
Hilton Worldwide Holdings, Inc. .................. 700 01/21/22 USD 140.00 USD 10,919 1,099,000
iShares MSCI Emerging Markets ETF .............. 15,001 01/21/22 USD 54.00 USD 73,280 22,502
iShares Russell 1000 Value ETF ................. 3,000 01/21/22 USD 170.00 USD 50,379 285,000
Liberty Global plc ............................ 2,270 01/21/22 USD 30.00 USD 6,297 51,075
Lions Gate Entertainment Corp. .................. 725 01/21/22 USD 19.00 USD 1,206 16,313
Lloyds Banking Group plc ...................... 29,260 01/21/22 GBP 0.52 GBP 13,986 198,024
Materials Select Sector SPDR Fund ............... 300 01/21/22 USD 90.00 USD 2,718 52,050
O'Reilly Automotive, Inc. ....................... 151 01/21/22 USD 660.00 USD 10,664 744,430
Ovintiv, Inc. ................................ 4,516 01/21/22 USD 38.00 USD 15,219 180,640
Pandora A/S ............................... 270 01/21/22 DKK 964.81 DKK 22,236 6,283
Pandora A/S ............................... 450 01/21/22 DKK 934.97 DKK 37,060 10,472
Pandora A/S ............................... 601 01/21/22 DKK 875.29 DKK 49,496 38,100
Phillips 66 ................................ 2,150 01/21/22 USD 85.00 USD 15,579 16,125
Royal Dutch Shell plc ......................... 8,800 01/21/22 EUR 22.00 EUR 16,993 15,028
S&P 500 Index ............................. 65 01/21/22 USD 4,300.00 USD 30,980 3,101,150
S&P 500 Index ............................. 65 01/21/22 USD 4,600.00 USD 30,980 1,236,625
S&P 500 Index ............................. 92 01/21/22 USD 4,900.00 USD 43,849 62,100

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index ............................. 184 01/21/22 USD 4,750.00 USD 87,698 $ 1,240,160
Sabre Corp. ............................... 1,150 01/21/22 USD 12.00 USD 988 2,875
salesforce.com, Inc. .......................... 500 01/21/22 USD 290.00 USD 12,707 11,750
Societe Generale SA ......................... 3,300 01/21/22 EUR 30.00 EUR 9,968 294,928
SPDR S&P 500 ETF Trust ...................... 2,353 01/21/22 USD 490.00 USD 111,758 127,062
SPDR S&P 500 ETF Trust ...................... 8,999 01/21/22 USD 468.00 USD 427,417 9,750,417
SPDR S&P 500 ETF Trust ...................... 10,971 01/21/22 USD 470.00 USD 521,079 10,148,175
SPDR S&P 500 ETF Trust ...................... 15,006 01/21/22 USD 500.00 USD 712,725 172,569
SPDR S&P Biotech ETF ....................... 2,956 01/21/22 USD 134.00 USD 33,095 31,038
SPDR S&P Biotech ETF ....................... 3,500 01/21/22 USD 135.00 USD 39,186 42,000
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,222 01/21/22 USD 120.00 USD 11,715 14,664
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,222 01/21/22 USD 100.00 USD 11,715 249,288
STOXX Europe 600 Index ...................... 787 01/21/22 EUR 497.50 EUR 19,195 67,200
U.S. Treasury 10 Year Note ..................... 596 01/21/22 USD 131.00 USD 59,600 204,875
U.S. Treasury 5 Year Note ...................... 781 01/21/22 USD 122.00 USD 78,100 36,609
Uber Technologies, Inc. ....................... 8,100 01/21/22 USD 50.00 USD 33,963 133,650
ARK Innovation ETF ......................... 3,501 02/18/22 USD 97.00 USD 33,116 1,557,945
Energy Select Sector SPDR Fund ................ 4,933 02/18/22 USD 60.00 USD 27,378 295,980
Ford Motor Co. ............................. 7,785 02/18/22 USD 24.00 USD 16,169 334,755
Ford Motor Co. ............................. 10,000 02/18/22 USD 22.00 USD 20,770 900,000
Generac Holdings, Inc. ........................ 100 02/18/22 USD 390.00 USD 3,519 90,500
iShares China Large-Cap ETF ................... 15,001 02/18/22 USD 39.00 USD 54,874 712,548
iShares China Large-Cap ETF ................... 25,499 02/18/22 USD 44.00 USD 93,275 140,245
SPDR S&P 500 ETF Trust ...................... 500 02/18/22 USD 490.00 USD 23,748 141,750
Telecom Italia SpA ........................... 15,318 02/18/22 EUR 0.50 EUR 6,651 418,549
Xerox Holdings Corp. ......................... 1,250 02/18/22 USD 25.00 USD 2,830 56,250
Altice USA, Inc. ............................. 1,333 03/18/22 USD 25.00 USD 2,157 53,320
EURO STOXX 50 Index ....................... 420 03/18/22 EUR 4,300.00 EUR 18,053 590,540
EURO STOXX 50 Index ....................... 420 03/18/22 EUR 4,600.00 EUR 18,053 70,291
EURO STOXX Bank Index ..................... 4,604 03/18/22 EUR 105.00 EUR 23,121 648,655
SPDR S&P 500 ETF Trust ...................... 5,000 03/31/22 USD 500.00 USD 237,480 1,655,000
Western Digital Corp. ......................... 2,300 04/14/22 USD 80.00 USD 14,998 395,600
Xerox Holdings Corp. ......................... 1,150 04/14/22 USD 30.00 USD 2,604 20,125
Cellnex Telecom SA .......................... 1,572 06/17/22 EUR 60.00 EUR 8,045 145,862
Electricite de France SA ....................... 4,701 06/17/22 EUR 13.00 EUR 4,856 139,154
Xerox Holdings Corp. ......................... 550 07/15/22 USD 30.00 USD 1,245 22,000
62,220,993
Put
SPDR S&P 500 ETF Trust ...................... 1,176 01/07/22 USD 472.00 USD 55,855 191,100
CBOE Volatility Index ......................... 10,000 01/19/22 USD 22.00 USD 17,220 3,750,000
EURO STOXX 50 Index ....................... 1,681 01/21/22 EUR 4,200.00 EUR 72,256 639,215
Invesco QQQ Trust 1 ......................... 225 01/21/22 USD 360.00 USD 8,952 14,850
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,650 01/21/22 USD 85.00 USD 14,357 18,150
iShares iBoxx $ High Yield Corporate Bond ETF ....... 23,229 01/21/22 USD 82.00 USD 202,116 92,916
iShares iBoxx $ High Yield Corporate Bond ETF ....... 46,457 01/21/22 USD 84.00 USD 404,222 371,656
iShares Russell 2000 ETF ...................... 550 01/21/22 USD 195.00 USD 12,235 16,775
iShares TIPS Bond ETF ....................... 5,000 01/21/22 USD 127.00 USD 64,600 75,000
S&P 500 Index ............................. 26 01/21/22 USD 4,600.00 USD 12,392 47,710
S&P 500 Index ............................. 93 01/21/22 USD 4,350.00 USD 44,325 54,405
S&P 500 Index ............................. 104 01/21/22 USD 4,450.00 USD 49,568 90,480
SPDR S&P Retail ETF ........................ 1,600 01/21/22 USD 85.00 USD 14,446 104,000
United Airlines Holdings, Inc. .................... 800 01/21/22 USD 10.00 USD 3,502 1,200
CommScope Holding Co., Inc. ................... 550 02/18/22 USD 8.00 USD 607 5,500
Invesco QQQ Trust 1 ......................... 325 02/18/22 USD 350.00 USD 12,930 72,150
Invesco QQQ Trust 1 ......................... 575 02/18/22 USD 325.00 USD 22,876 58,363
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,150 02/18/22 USD 84.00 USD 10,006 31,625
iShares Russell 2000 ETF ...................... 275 02/18/22 USD 190.00 USD 6,117 28,875
iShares Russell 2000 ETF ...................... 1,100 02/18/22 USD 205.00 USD 24,470 258,500
iShares TIPS Bond ETF ....................... 2,000 02/18/22 USD 128.00 USD 25,840 170,000
U.S. Treasury 10 Year Note ..................... 9,000 02/18/22 USD 129.50 USD 900,000 4,921,875
American Airlines Group, Inc. .................... 1,250 03/18/22 USD 10.00 USD 2,245 8,750
Cellnex Telecom SA .......................... 1,184 03/18/22 EUR 45.39 EUR 6,544 102,636

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Uber Technologies, Inc. ....................... 1,375 03/18/22 USD 25.00 USD 5,765 $ 22,688
Uber Technologies, Inc. ....................... 1,975 03/18/22 USD 20.00 USD 8,281 14,813
United Airlines Holdings, Inc. .................... 725 03/18/22 USD 25.00 USD 3,174 13,775
Invesco Senior Loan ETF ...................... 6,450 04/14/22 USD 20.00 USD 14,255 48,375
Pitney Bowes, Inc. ........................... 500 04/14/22 USD 6.00 USD 332 23,750
Sabre Corp. ............................... 700 04/14/22 USD 5.00 USD 601 18,550
11,267,682
$ 73,488,675
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Bank of America NA — 01/03/22 TRY 10.50 USD 26,638 $ 5,594,513
USD Currency ........... Bank of America NA — 01/03/22 TRY 10.00 USD 35,518 8,792,299
USD Currency ........... Bank of America NA — 01/12/22 JPY 111.00 USD 131,140 4,668,644
SoftBank Group Corp. ..... BNP Paribas SA 113,460 01/14/22 JPY 7,500.00 JPY 616,542 711
USD Currency ........... HSBC Bank plc — 01/14/22 MXN 21.00 USD 70,777 194,154
AUD Currency ........... UBS AG — 01/21/22 JPY 83.50 AUD 86,422 639,420
Liberty Global plc ......... Citibank NA 248,503 06/17/22 USD 37.00 USD 6,893 221,416
20,111,157
Put
EUR Currency ........... Deutsche Bank AG — 01/06/22 USD 1.13 EUR 1,200,066 238,424
USD Currency ........... Morgan Stanley & Co. International plc — 01/06/22 CLP 815.00 USD 53,814 4,207
USD Currency ........... Citibank NA — 01/14/22 RUB 72.00 USD 71,306 29,867
USD Currency ........... Barclays Bank plc — 01/18/22 BRL 5.68 USD 44,966 1,059,600
EUR Currency ........... Goldman Sachs International — 01/20/22 USD 1.13 EUR 264,750 424,848
S&P 500 Index .......... Citibank NA 11,886 01/21/22 USD 4,571.55 USD 56,651 195,251
USD Currency ........... JPMorgan Chase Bank NA — 01/21/22 TRY 11.00 USD 13,496 214,871
EUR Currency ........... UBS AG — 02/08/22 USD 1.12 EUR 202,500 447,806
USD Currency ........... Bank of America NA — 02/10/22 CLP 850.00 USD 18,021 307,867
EUR Currency ........... Morgan Stanley & Co. International plc — 03/01/22 USD 1.12 EUR 296,120 1,074,622
EUR Currency ........... Citibank NA — 03/10/22 CNH 7.00 EUR 78,054 58,808
4,056,171
$ 24,167,328
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.37.V1 Quarterly
JPMorgan Chase
Bank NA 01/19/22 USD 70.00 USD 135,000 $ 11,473
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
JPMorgan Chase
Bank NA 02/16/22 USD 104.00 USD 11,525 21,104
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly Bank of America NA 01/19/22 USD 106.00 USD 11,000 8,929
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly Bank of America NA 01/19/22 USD 106.00 USD 21,500 17,451
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 01/19/22 USD 106.00 USD 32,500 26,380

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.37.V1 Quarterly
Morgan Stanley
& Co.
International
plc 01/19/22 USD 106.00 USD 22,500 $ 18,263
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly BNP Paribas SA 01/19/22 EUR 275.00 EUR 44,800 74,678
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 03/16/22 EUR 300.00 EUR 43,700 262,919
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly BNP Paribas SA 01/19/22 EUR 425.00 EUR 44,800 10,122
$ 451,319
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.53% Semi-Annual
JPMorgan Chase
Bank NA 04/05/22 1.53 % USD 79,090 $ 802,862
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 156,180 1,005,549
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual
Morgan Stanley & Co.
International plc 04/14/22 1.50 USD 340,088 6,025,714
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 149,124 3,894,635
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 159,089 829,030
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.20% Semi-Annual Bank of America NA 04/28/22 1.20 USD 220,690 766,708
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.71% Semi-Annual Bank of America NA 05/31/22 1.71 USD 10,040 423,031
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.32% Semi-Annual
JPMorgan Chase
Bank NA 07/01/22 1.32 USD 99,500 638,873
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 USD 181,498 5,221,449
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 76,393 2,387,500
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.54% Semi-Annual Deutsche Bank AG 08/03/22 1.54 USD 51,550 611,029
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 1,990,697 1,636,369
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.94% Semi-Annual Bank of America NA 11/15/23 1.94 USD 34,040 1,539,419
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.98% Semi-Annual Barclays Bank plc 03/07/24 2.98 USD 104,172 12,331,400
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.95% Semi-Annual Barclays Bank plc 03/12/24 2.95 USD 104,170 12,102,671
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Goldman Sachs Bank
USA 06/24/24 1.97 USD 24,980 1,258,257
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
Goldman Sachs
International 06/28/24 2.00 USD 24,980 1,300,304
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual
Goldman Sachs
International 07/22/24 1.68 USD 29,270 1,064,016
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Bank of America NA 07/29/24 1.55 USD 25,440 796,703
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Wells Fargo Bank NA 08/02/24 1.68 USD 29,520 1,084,048
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 14,340 442,160
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.18% Semi-Annual
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 8,955,316
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Citibank NA 06/27/28 3.05 USD 70,870 8,660,556
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Nomura International
plc 01/10/29 3.04 USD 31,100 3,759,454

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 3.04 % USD 31,050 $ 3,747,624
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.08% Semi-Annual Barclays Bank plc 01/29/29 3.08 USD 31,350 3,878,344
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.99% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 1,753,867
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.86% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 1,563,597
88,480,485
Put
5-Year Interest Rate Swap
(a)
. 1.34% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/19/22 1.34 USD 42,200 188,970
30-Year Interest Rate Swap
(a)
1.96% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/19/22 1.96 USD 180,000 307,049
5-Year Interest Rate Swap
(a)
. 1.53% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 79,090 483,876
5-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 156,180 1,465,010
15-Year Interest Rate Swap
(a)
3.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/03/22 3.25 USD 118,060 37,339
30-Year Interest Rate Swap
(a)
2.85% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/09/22 2.85 USD 69,120 95,911
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 USD 74,300 576,239
30-Year Interest Rate Swap
(a)
1.71% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/31/22 1.71 USD 10,040 524,751
10-Year Interest Rate Swap
(a)
0.45% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 06/08/22 0.45 EUR 221,560 3,322,428
5-Year Interest Rate Swap
(a)
. 1.32% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 07/01/22 1.32 USD 99,500 1,514,418
5-Year Interest Rate Swap
(a)
. 1.45% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 07/06/22 1.45 USD 99,500 1,195,402
5-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/15/22 1.25 USD 213,050 3,859,668
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/02/22 2.25 USD 56,530 360,929
5-Year Interest Rate Swap
(a)
. 1.54% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 08/03/22 1.54 USD 51,550 573,810
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/08/22 2.25 USD 57,125 378,205
10-Year Interest Rate Swap
(a)
1.94% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/23 1.94 USD 34,040 1,052,108
10-Year Interest Rate Swap
(a)
2.98% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/07/24 2.98 USD 104,172 1,085,956
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/24 2.95 USD 104,170 1,127,237
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/13/24 2.50 USD 110,550 2,189,865
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/20/24 2.50 USD 110,550 2,203,559
10-Year Interest Rate Swap
(a)
1.97% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/24/24 1.97 USD 24,980 876,746
10-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 06/28/24 2.00 USD 24,980 852,233
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 07/22/24 1.68 USD 29,270 1,405,238
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Wells Fargo Bank NA 08/02/24 1.68 USD 29,520 1,417,953
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 08/05/24 1.80 USD 36,430 1,556,633
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 14,340 959,142
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 506,661
10-Year Interest Rate Swap
(a)
3.18% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 1,593,210
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 01/10/29 3.04 USD 31,100 851,886
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 853,121
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/29/29 3.08 USD 31,350 837,476
10-Year Interest Rate Swap
(a)
2.99% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 489,358

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 02/22/39 2.86 % USD 13,826 $ 487,225
35,229,612
$ 123,710,097
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
S&P 500 Index ....... Down and In Citibank NA 11,886 01/21/22 USD 4,114.40 USD 3,657.24 USD 14 $ (11,736)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 6,000 01/07/22 USD 480.00 USD 284,976 $ (504,000)
SPDR S&P 500 ETF Trust ....................... 8,001 01/14/22 USD 495.00 USD 380,015 (68,009)
BP plc .................................... 3,500 01/21/22 USD 30.00 USD 9,321 (12,250)
BT Group plc ............................... 1,701 01/21/22 GBP 2.40 GBP 2,884 (40,292)
Caesars Entertainment, Inc. ..................... 4,838 01/21/22 USD 130.00 USD 45,250 (62,894)
Daimler AG ................................. 600 01/21/22 EUR 104.00 EUR 4,055 (8,197)
Devon Energy Corp. ........................... 2,500 01/21/22 USD 55.00 USD 11,013 (17,500)
Devon Energy Corp. ........................... 15,517 01/21/22 USD 50.00 USD 68,352 (488,786)
Diamondback Energy, Inc. ....................... 1,800 01/21/22 USD 140.00 USD 19,413 (27,000)
Exxon Mobil Corp. ............................ 1,400 01/21/22 USD 70.00 USD 8,567 (4,900)
Freeport-McMoRan, Inc. ........................ 5,879 01/21/22 USD 49.00 USD 24,533 (35,274)
iShares MSCI Emerging Markets ETF ............... 15,001 01/21/22 USD 57.00 USD 73,280 (45,003)
Ovintiv, Inc. ................................. 4,516 01/21/22 USD 50.00 USD 15,219 (22,580)
S&P 500 Index .............................. 130 01/21/22 USD 4,450.00 USD 61,960 (4,303,650)
S&P 500 Index .............................. 276 01/21/22 USD 4,825.00 USD 131,547 (707,940)
SPDR S&P 500 ETF Trust ....................... 3,500 01/21/22 USD 488.00 USD 166,236 (271,250)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 2,444 01/21/22 USD 110.00 USD 23,431 (95,316)
U.S. Treasury 10 Year Note ...................... 596 01/21/22 USD 132.00 USD 59,600 (65,188)
Uber Technologies, Inc. ........................ 6,600 01/21/22 USD 60.00 USD 27,674 (9,900)
ARK Innovation ETF .......................... 3,501 02/18/22 USD 108.00 USD 33,116 (446,378)
Ford Motor Co. .............................. 7,785 02/18/22 USD 30.00 USD 16,169 (50,603)
Ford Motor Co. .............................. 10,000 02/18/22 USD 27.00 USD 20,770 (150,000)
iShares China Large-Cap ETF .................... 15,001 02/18/22 USD 42.00 USD 54,874 (165,011)
iShares China Large-Cap ETF .................... 25,499 02/18/22 USD 48.00 USD 93,275 (254,990)
Telecom Italia SpA ............................ 15,318 02/18/22 EUR 0.60 EUR 6,651 (279,033)
EURO STOXX 50 Index ........................ 840 03/18/22 EUR 4,450.00 EUR 36,107 (484,386)
EURO STOXX Bank Index ...................... 4,604 03/18/22 EUR 115.00 EUR 23,121 (124,489)
Cellnex Telecom SA ........................... 1,572 06/17/22 EUR 66.00 EUR 8,045 (56,376)
(8,801,195)
Put
SPDR S&P 500 ETF Trust ....................... 1,764 01/07/22 USD 459.00 USD 83,783 (40,572)
CBOE Volatility Index .......................... 14,999 01/19/22 USD 18.00 USD 25,828 (1,199,920)
Alcoa Corp. ................................ 3,500 01/21/22 USD 40.00 USD 20,853 (22,750)
Barclays plc ................................ 3,201 01/21/22 GBP 1.70 GBP 5,986 (59,575)
CF Industries Holdings, Inc. ...................... 1,201 01/21/22 USD 52.50 USD 8,501 (60,050)
Comcast Corp. .............................. 3,602 01/21/22 USD 50.00 USD 18,129 (352,996)
Deere & Co. ................................ 250 01/21/22 USD 320.00 USD 8,572 (39,375)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Devon Energy Corp. ........................... 900 01/21/22 USD 35.00 USD 3,965 $ (12,150)
Dick's Sporting Goods, Inc. ...................... 601 01/21/22 USD 110.00 USD 6,911 (135,225)
Dick's Sporting Goods, Inc. ...................... 1,300 01/21/22 USD 100.00 USD 14,949 (84,500)
DR Horton, Inc. .............................. 1,500 01/21/22 USD 90.00 USD 16,268 (24,000)
Energy Transfer LP ........................... 6,928 01/21/22 USD 8.00 USD 5,702 (96,992)
EURO STOXX 50 Index ........................ 11 01/21/22 EUR 4,000.00 EUR 473 (1,559)
EURO STOXX 50 Index ........................ 1,412 01/21/22 EUR 4,100.00 EUR 60,694 (319,101)
FedEx Corp. ................................ 400 01/21/22 USD 220.00 USD 10,346 (4,600)
Generac Holdings, Inc. ......................... 100 01/21/22 USD 360.00 USD 3,519 (171,500)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,650 01/21/22 USD 81.00 USD 14,357 (4,950)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 23,229 01/21/22 USD 78.00 USD 202,116 (69,687)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 46,457 01/21/22 USD 80.00 USD 404,222 (139,371)
Lloyds Banking Group plc ....................... 29,260 01/21/22 GBP 0.44 GBP 13,986 (198,024)
O'Reilly Automotive, Inc. ........................ 151 01/21/22 USD 560.00 USD 10,664 (61,910)
Pandora A/S ................................ 270 01/21/22 DKK 835.50 DKK 22,236 (128,375)
Pandora A/S ................................ 450 01/21/22 DKK 775.82 DKK 37,060 (64,535)
Pandora A/S ................................ 601 01/21/22 DKK 755.93 DKK 49,496 (56,686)
Royal Dutch Shell plc .......................... 8,800 01/21/22 EUR 19.00 EUR 16,993 (275,517)
S&P 500 Index .............................. 104 01/21/22 USD 4,325.00 USD 49,568 (55,640)
S&P 500 Index .............................. 119 01/21/22 USD 4,250.00 USD 56,718 (50,575)
salesforce.com, Inc. ........................... 400 01/21/22 USD 240.00 USD 10,165 (66,600)
Societe Generale SA .......................... 3,300 01/21/22 EUR 27.00 EUR 9,968 (35,692)
Uber Technologies, Inc. ........................ 1,500 01/21/22 USD 40.00 USD 6,290 (148,500)
Generac Holdings, Inc. ......................... 100 02/18/22 USD 300.00 USD 3,519 (63,000)
U.S. Treasury 10 Year Note ...................... 546 02/18/22 USD 129.00 USD 54,600 (221,813)
U.S. Treasury 10 Year Note ...................... 13,499 02/18/22 USD 127.50 USD 1,349,900 (2,109,219)
Cellnex Telecom SA ........................... 1,184 03/18/22 EUR 40.75 EUR 6,544 (34,212)
SPDR S&P 500 ETF Trust ....................... 1,000 03/31/22 USD 430.00 USD 47,496 (567,500)
BP plc .................................... 4,001 04/14/22 USD 24.00 USD 10,655 (294,074)
Electricite de France SA ........................ 4,701 06/17/22 EUR 10.00 EUR 4,856 (505,772)
(7,776,517)
$ (16,577,712)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Bank of America NA — 01/03/22 TRY 10.00 USD 17,759 $ (4,396,150)
USD Currency .............. Bank of America NA — 01/03/22 TRY 10.50 USD 53,276 (11,189,022)
USD Currency .............. Goldman Sachs International — 01/12/22 JPY 111.00 USD 131,140 (4,668,644)
USD Currency .............. HSBC Bank plc — 01/14/22 MXN 21.60 USD 70,777 (43,656)
AUD Currency .............. UBS AG — 01/21/22 JPY 85.00 AUD 123,458 (275,308)
USD Currency .............. Goldman Sachs International — 01/21/22 RUB 76.00 USD 35,866 (320,849)
USD Currency .............. Morgan Stanley & Co. International plc — 02/08/22 CLP 850.00 USD 13,342 (327,534)
USD Currency .............. Bank of America NA — 02/10/22 CLP 875.00 USD 13,515 (184,019)
USD Currency .............. Bank of America NA — 02/15/22 RUB 72.00 USD 11,700 (561,202)
Liberty Global plc ............ Citibank NA 248,503 06/17/22 USD 44.00 USD 6,893 (11,024)
(21,977,408)
Put
EUR Currency .............. Deutsche Bank AG — 01/06/22 USD 1.11 EUR 900,049 (4,170)
USD Currency .............. Morgan Stanley & Co. International plc — 01/06/22 CLP 780.00 USD 107,628 (21)
USD Currency .............. Bank of America NA — 01/12/22 JPY 97.00 USD 131,140 (1)
USD Currency .............. Citibank NA — 01/14/22 RUB 70.50 USD 106,958 (6,413)
USD Currency .............. Barclays Bank plc — 01/18/22 BRL 5.49 USD 44,966 (282,179)
USD Currency .............. Bank of America NA — 02/10/22 CLP 820.00 USD 27,031 (139,467)
(432,251)
$ (22,409,659)

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit
Default Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 03/16/22 NR EUR 237.50 EUR 21,900 $ (115,595)
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.37.V1 Quarterly 1.00 % Quarterly
JPMorgan Chase
Bank NA 01/19/22 NR USD 85.00 USD 135,000 (3,321)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Bank of America
NA 01/19/22 NR USD 101.00 USD 21,500 (6,402)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 01/19/22 NR USD 101.00 USD 32,500 (9,677)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Morgan Stanley &
Co. International
plc 01/19/22 NR USD 101.00 USD 22,500 (6,699)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly Barclays Bank plc 03/16/22 NR EUR 375.00 EUR 43,700 (126,593)
(152,692)
$ (268,287)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/10/22 0.51 % USD 438,190 $ (26)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 USD 367,120 (29,130)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 1.40 USD 23,190 (103,729)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 378,670 (67,812)
2-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/01/22 0.61 USD 302,050 (72,894)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/22/22 0.90 USD 110,340 (101,589)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/28/22 0.90 USD 331,030 (324,273)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/02/22 0.74 USD 30,200 (21,265)
2-Year Interest Rate Swap
(a)
. 1.02% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/03/22 1.02 USD 154,300 (318,431)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/07/22 1.40 USD 52,875 (498,891)
10-Year Interest Rate Swap
(a)
1.53% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,980 (737,078)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/07/22 1.80 USD 23,040 (697,497)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 10/13/22 1.80 USD 23,040 (694,047)
2-Year Interest Rate Swap
(a)
. 1.24% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 10/25/22 1.24 USD 183,410 (668,941)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 11/04/22 1.25 USD 109,655 (409,666)
10-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/22 1.85 USD 47,310 (1,595,608)
10-Year Interest Rate Swap
(a)
1.45% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 23,330 (680,145)
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 38,113 (1,085,687)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 % USD 38,112 $ (1,066,001)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 51,650 (849,491)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 55,940 (2,527,051)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (602,267)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (991,574)
10-Year Interest Rate Swap
(a)
1.67% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 08/14/23 1.67 USD 85,550 (2,577,257)
10-Year Interest Rate Swap
(a)
1.74% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/14/23 1.74 USD 80,620 (2,697,193)
30-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 09/17/24 1.85 USD 10,650 (1,203,111)
30-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 09/30/24 2.00 USD 7,460 (997,677)
30-Year Interest Rate Swap
(a)
1.98% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 10/19/26 1.98 USD 4,390 (667,863)
30-Year Interest Rate Swap
(a)
1.36% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 12/02/26 1.36 USD 4,310 (466,900)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/29 3.05 USD 83,640 (10,158,459)
(32,911,553)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual Citibank NA 01/05/22 1.39 USD 705,827 (862,469)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.42% Semi-Annual Deutsche Bank AG 01/06/22 1.42 USD 286,474 (264,236)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 438,190 (3,850,623)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.47% Semi-Annual
Morgan Stanley & Co.
International plc 01/12/22 1.47 USD 104,537 (103,838)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Deutsche Bank AG 01/19/22 0.50 USD 60,150 (561,116)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 539,269 (1,222,888)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.63% Semi-Annual
Goldman Sachs
International 02/07/22 1.63 USD 988,944 (1,323,681)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 253,640 (1,589,309)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 367,120 (3,985,274)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.57% Semi-Annual Deutsche Bank AG 03/01/22 1.57 USD 29,010 (85,351)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.08% Semi-Annual
Goldman Sachs
International 03/16/22 1.08 USD 2,004,673 (892,919)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 378,670 (4,002,652)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual
JPMorgan Chase
Bank NA 04/01/22 0.61 USD 302,050 (3,107,574)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual
JPMorgan Chase
Bank NA 04/06/22 0.74 USD 302,050 (2,431,615)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Deutsche Bank AG 05/02/22 0.74 USD 30,200 (2,549,444)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.02% Semi-Annual Deutsche Bank AG 05/03/22 1.02 USD 154,300 (774,104)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual
Goldman Sachs
International 05/03/22 3.25 USD 295,110 (35,945)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
Nomura International
plc 05/09/22 2.75 USD 150,715 (122,744)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 USD 407,800 (277,912)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.40% Semi-Annual
JPMorgan Chase
Bank NA 06/07/22 2.40 USD 52,875 (153,639)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.75% Annual
Goldman Sachs
International 06/08/22 0.75 EUR 221,560 (1,488,232)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 2.75 USD 56,530 (126,276)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 3.25 USD 56,530 (48,404)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual Barclays Bank plc 08/08/22 2.75 USD 57,125 (134,421)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual Barclays Bank plc 08/08/22 3.25 USD 57,125 (52,233)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,980 (1,405,930)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 10/07/22 1.80 USD 23,040 (476,377)

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Bank of America NA 10/13/22 1.80 % USD 23,040 $ (487,955)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.24% Semi-Annual
Morgan Stanley & Co.
International plc 10/25/22 1.24 USD 183,410 (1,330,276)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.48% Semi-Annual
JPMorgan Chase
Bank NA 11/02/22 1.48 USD 66,810 (342,509)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.25% Semi-Annual
Morgan Stanley & Co.
International plc 11/04/22 1.25 USD 109,655 (804,281)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 11/15/22 1.85 USD 47,310 (986,038)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.45% Semi-Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 23,330 (590,240)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.43% Semi-Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 38,113 (1,004,024)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 38,112 (1,025,843)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 51,650 (2,221,195)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 55,940 (1,117,685)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.70% Annual Barclays Bank plc 05/15/23 0.70 EUR 71,710 (1,724,996)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.67% Semi-Annual
Morgan Stanley & Co.
International plc 08/14/23 1.67 USD 85,550 (3,374,878)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.74% Semi-Annual Barclays Bank plc 08/14/23 1.74 USD 80,620 (2,912,292)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.00 USD 110,550 (1,282,688)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.50 USD 110,550 (764,648)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.00 USD 110,550 (1,293,216)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.50 USD 110,550 (772,316)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 2.25 USD 116,580 (3,178,122)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Deutsche Bank AG 09/17/24 1.85 USD 10,650 (1,005,110)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual Barclays Bank plc 09/30/24 2.00 USD 7,460 (595,112)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 06/15/26 3.05 USD 119,697 (1,374,201)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 06/15/26 3.05 USD 59,848 (687,095)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 644,103 (7,447,347)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 297,725 (3,466,571)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.98% Semi-Annual
JPMorgan Chase
Bank NA 10/19/26 1.98 USD 4,390 (441,956)
30-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.36% Semi-Annual
Goldman Sachs
International 12/02/26 1.36 USD 4,310 (610,552)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 03/12/29 3.05 USD 83,640 (2,307,127)
(75,077,479)
$ (107,989,032)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 70,907 $ (5,866,421) $ (2,769,258) $ (3,097,163)
CDX.NA.IG.33.V1 ................... 1.00 Quarterly 12/20/24 USD 1,500,000 (27,442,849) (19,718,866) (7,723,983)
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 43,400 (4,066,562) (3,704,291) (362,271)
CDX.NA.IG.37.V1 ................... 1.00 Quarterly 12/20/26 USD 385,816 (9,553,408) (8,653,881) (899,527)
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 386,443 (52,890,056) (50,128,259) (2,761,797)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.MAIN.36.V1 .............. 1.00 % Quarterly 12/20/26 EUR 288,080 $ (8,654,105) $ (8,359,183) $ (294,922)
ITRAXX.FINSUB.36.V1 ............... 1.00 Quarterly 12/20/26 EUR 72,286 284,499 336,319 (51,820)
$ (108,188,902) $ (92,997,419) $ (15,191,483)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 NR EUR 38,576 $ 5,272,097 $ 4,385,121 $ 886,976
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 84,238 10,955,207 11,491,990 (536,783)
$ 16,227,304 $ 15,877,111 $ 350,193
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 $ (2,056,176) $ — $ (2,056,176)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 179,220 1,670,051 — 1,670,051
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (2,001,163) — (2,001,163)
1.77% Semi-Annual 3 month LIBOR Quarterly 07/12/22
(a)
07/12/23 USD 1,061,620 (8,271,088) — (8,271,088)
0.47% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/23 USD 49,060 295,620 — 295,620
1 day ESTR At Termination (0.44)% At Termination 10/17/22
(a)
10/17/23 EUR 710,410 (760,947) — (760,947)
3 month LIBOR Quarterly 0.35% Semi-Annual N/A 11/18/23 USD 193,290 (1,891,522) — (1,891,522)
3 month LIBOR Quarterly 0.50% Semi-Annual N/A 12/08/23 USD 170,300 (1,293,392) — (1,293,392)
3 month LIBOR Quarterly 0.45% Semi-Annual N/A 12/14/23 USD 169,735 (1,498,752) — (1,498,752)
3 month LIBOR Quarterly 1.00% Semi-Annual 04/05/22
(a)
12/31/23 USD 164,640 (100,013) (7,174) (92,839)
1.06% Semi-Annual 3 month LIBOR Quarterly 02/24/22
(a)
02/24/24 USD 56,300 (26,331) — (26,331)
1.07% Semi-Annual 3 month LIBOR Quarterly 02/25/22
(a)
02/25/24 USD 56,530 (35,473) — (35,473)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (2,648,814) — (2,648,814)
1.05% Semi-Annual 3 month LIBOR Quarterly 02/28/22
(a)
02/28/24 USD 112,860 (23,958) — (23,958)
1.06% Semi-Annual 3 month LIBOR Quarterly 02/28/22
(a)
02/29/24 USD 28,200 (11,549) — (11,549)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (2,478,567) — (2,478,567)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 1,259,950 14,609,989 — 14,609,989
1 day SORA Semi-Annual 0.67% Semi-Annual 03/16/22
(a)
03/16/24 SGD 187,730 (905,827) — (905,827)
1 day SORA Semi-Annual 0.69% Semi-Annual 03/16/22
(a)
03/16/24 SGD 52,950 (240,665) — (240,665)
3 month BBR Quarterly 2.69% Semi-Annual 03/16/22
(a)
03/16/24 NZD 80,333 359,939 — 359,939
3 month BBR Quarterly 2.70% Semi-Annual 03/16/22
(a)
03/16/24 NZD 324,247 1,496,244 — 1,496,244
3 month BBR Quarterly 2.71% Semi-Annual 03/16/22
(a)
03/16/24 NZD 76,257 362,106 — 362,106
3 month BBR Quarterly 2.72% Semi-Annual 03/16/22
(a)
03/16/24 NZD 64,922 314,801 — 314,801
3 month BBR Quarterly 2.79% Semi-Annual 03/16/22
(a)
03/16/24 NZD 64,922 373,503 — 373,503
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/24 USD 380,000 4,060,369 — 4,060,369
0.64% Semi-Annual 3 month LIBOR Quarterly 03/29/22
(a)
03/29/24 USD 43,550 396,448 — 396,448
1.10% Semi-Annual 3 month LIBOR Quarterly 04/04/22
(a)
04/04/24 USD 14,245 — — —
1.09% Semi-Annual 3 month LIBOR Quarterly 04/05/22
(a)
04/05/24 USD 58,470 30,353 — 30,353
1.06% Semi-Annual 3 month LIBOR Quarterly 04/05/22
(a)
04/05/24 USD 18,010 17,733 — 17,733
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 192,707 2,002,872 — 2,002,872
0.64% Semi-Annual 3 month LIBOR Quarterly 04/08/22
(a)
04/08/24 USD 100,440 953,050 — 953,050

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.66% Semi-Annual 3 month LIBOR Quarterly 04/11/22
(a)
04/11/24 USD 50,940 $ 467,629 $ — $ 467,629
0.65% Semi-Annual 3 month LIBOR Quarterly 04/11/22
(a)
04/11/24 USD 55,340 520,625 — 520,625
0.69% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 55,460 479,890 — 479,890
0.68% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 59,890 532,336 — 532,336
0.79% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 55,350 375,129 — 375,129
0.80% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 55,350 365,569 — 365,569
0.73% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 46,510 371,477 — 371,477
0.76% Semi-Annual 3 month LIBOR Quarterly 04/19/22
(a)
04/19/24 USD 83,265 620,548 — 620,548
0.76% Semi-Annual 3 month LIBOR Quarterly 04/19/22
(a)
04/19/24 USD 83,265 622,461 — 622,461
0.79% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 86,680 611,621 — 611,621
0.94% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 84,420 346,028 — 346,028
0.91% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 55,830 261,058 — 261,058
0.94% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 55,827 225,645 — 225,645
0.99% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 27,975 91,813 — 91,813
0.98% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 27,975 97,240 — 97,240
0.99% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 27,975 87,244 — 87,244
1.02% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 83,755 241,537 — 241,537
1.05% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 62,500 135,091 — 135,091
1.01% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 83,755 258,942 — 258,942
1.07% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 27,910 58,365 — 58,365
1.06% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 18,320 43,937 — 43,937
1.05% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 55,870 140,414 — 140,414
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 300,000 4,121,855 — 4,121,855
1.22% Semi-Annual 3 month LIBOR Quarterly 06/07/22
(a)
06/07/24 USD 28,255 (815) — (815)
1.25% Semi-Annual 3 month LIBOR Quarterly 06/07/22
(a)
06/07/24 USD 28,255 (16,457) — (16,457)
1.01% Annual 1 day SOFR Annual 06/09/22
(a)
06/09/24 USD 28,270 (10,007) — (10,007)
1.28% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 28,420 (20,959) — (20,959)
1.27% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 28,420 (17,869) — (17,869)
3 month LIBOR Quarterly 1.17% Semi-Annual 06/21/22
(a)
06/21/24 USD 14,240 (21,111) — (21,111)
3 month LIBOR Quarterly 1.18% Semi-Annual 06/21/22
(a)
06/21/24 USD 14,240 (18,455) — (18,455)
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 102,990 1,050,410 — 1,050,410
0.74% Semi-Annual 3 month LIBOR Quarterly 06/23/22
(a)
06/23/24 USD 35,610 357,134 — 357,134
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 20,000 243,488 — 243,488
0.77% Semi-Annual 3 month LIBOR Quarterly 06/28/22
(a)
06/28/24 USD 51,740 500,474 — 500,474
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 280,000 3,412,368 — 3,412,368
0.52% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 283,000 3,351,571 — 3,351,571
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 420,000 4,706,429 — 4,706,429
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 418,000 4,815,820 — 4,815,820
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 560,000 7,218,473 — 7,218,473
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 430,000 4,981,646 — 4,981,646
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 730,000 9,096,739 — 9,096,739
0.78% Semi-Annual 3 month LIBOR Quarterly 08/15/22
(a)
08/15/24 USD 29,900 321,186 — 321,186
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 1,758,319 — 1,758,319
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 1,766,546 — 1,766,546
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 143,550 1,747,430 — 1,747,430
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 1,771,543 — 1,771,543
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 1,782,314 — 1,782,314
1 day ESTR At Termination (0.20)% At Termination 10/17/23
(a)
10/17/24 EUR 282,820 (307,022) — (307,022)
1 day ESTR At Termination (0.28)% At Termination 10/17/23
(a)
10/17/24 EUR 282,818 (577,902) — (577,902)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 10/20/24 USD 300,000 1,575,557 — 1,575,557
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 10/25/24 USD 600,000 2,570,038 — 2,570,038
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/24 USD 450,000 (1,055,681) — (1,055,681)
3 month LIBOR Quarterly 3.09% Semi-Annual N/A 11/29/24 USD 18,900 1,105,131 — 1,105,131
1.10% Semi-Annual 3 month LIBOR Quarterly N/A 12/06/24 USD 600,000 600,341 — 600,341
3 month LIBOR Quarterly 2.52% Semi-Annual N/A 02/28/25 USD 285,390 14,210,243 — 14,210,243
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 12,354 (357,510) — (357,510)
0.86% At Termination 1 day SONIA At Termination 09/23/24
(a)
09/23/25 GBP 537,890 1,740,381 — 1,740,381
1 day ESTR At Termination (0.21)% At Termination 10/07/24
(a)
10/07/25 EUR 103,740 (245,656) 44,110 (289,766)
1 day ESTR At Termination (0.09)% At Termination 10/15/24
(a)
10/15/25 EUR 289,340 (252,836) 21,680 (274,516)
1 day ESTR At Termination (0.11)% At Termination 10/15/24
(a)
10/15/25 EUR 385,750 (426,960) (6,945) (420,015)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day ESTR At Termination (0.14)% At Termination 10/15/24
(a)
10/15/25 EUR 385,810 $ (564,111) $ — $ (564,111)
0.98% At Termination 1 day SONIA At Termination 10/18/24
(a)
10/18/25 GBP 491,830 721,248 — 721,248
0.90% At Termination 1 day SONIA At Termination 11/09/24
(a)
11/09/25 GBP 762,360 1,780,976 — 1,780,976
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 66,810 (2,034,306) — (2,034,306)
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 45,550 55,819 — 55,819
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 38,090 (16,871) — (16,871)
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 773,135 (12,899,421) — (12,899,421)
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 1,049,533 30,757,789 — 30,757,789
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 1,576,035 45,572,090 — 45,572,090
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 525,345 10,338,775 — 10,338,775
1.46% Semi-Annual 3 month LIBOR Quarterly 04/05/22
(a)
05/31/26 USD 75,440 (195,760) (4,438) (191,322)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (821,914) — (821,914)
3 month LIBOR Quarterly 0.93% Semi-Annual N/A 09/17/26 USD 89,630 (1,488,354) — (1,488,354)
0.94% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 97,903 1,712,462 — 1,712,462
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 11/10/26 USD 399,596 3,343,881 — 3,343,881
1.33% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/26 USD 6,860 1,140 — 1,140
1.02% Annual 1 day SOFR Annual N/A 12/02/26 USD 21,870 87,900 — 87,900
1.08% Annual 1 day SOFR Annual N/A 12/03/26 USD 10,870 10,869 — 10,869
1.08% Annual 1 day SOFR Annual N/A 12/03/26 USD 10,870 9,797 — 9,797
1.04% Annual 1 day SOFR Annual N/A 12/06/26 USD 13,590 43,449 — 43,449
1 day SOFR Annual 1.07% Annual N/A 12/15/26 USD 11,010 (19,893) — (19,893)
1.03% Annual 1 day SOFR Annual N/A 12/20/26 USD 11,000 45,421 — 45,421
1.09% Annual 1 day SOFR Annual N/A 12/23/26 USD 10,950 12,845 — 12,845
1.35% Semi-Annual 3 month LIBOR Quarterly 01/10/22
(a)
01/10/27 USD 13,200 16,587 — 16,587
1.43% Semi-Annual 3 month LIBOR Quarterly 01/10/22
(a)
01/10/27 USD 13,910 (33,349) — (33,349)
1.40% Semi-Annual 3 month LIBOR Quarterly 01/12/22
(a)
01/12/27 USD 20,870 (23,199) — (23,199)
3 month LIBOR Quarterly 1.41% Semi-Annual 01/20/22
(a)
01/20/27 USD 21,100 21,754 — 21,754
3 month LIBOR Quarterly 1.43% Semi-Annual 01/20/22
(a)
01/20/27 USD 21,100 47,432 — 47,432
3 month LIBOR Quarterly 1.45% Semi-Annual 01/20/22
(a)
01/20/27 USD 21,100 62,839 — 62,839
3 month LIBOR Quarterly 1.34% Semi-Annual 01/21/22
(a)
01/21/27 USD 21,100 (51,172) — (51,172)
3 month LIBOR Quarterly 1.54% Semi-Annual 02/24/22
(a)
02/24/27 USD 23,080 136,703 — 136,703
3 month LIBOR Quarterly 1.56% Semi-Annual 02/25/22
(a)
02/25/27 USD 23,190 165,653 — 165,653
1.17% Annual 1 day SOFR Annual 03/09/22
(a)
03/09/27 USD 23,090 7,418 — 7,418
1 day SORA Semi-Annual 1.21% Semi-Annual 03/16/22
(a)
03/16/27 SGD 36,966 (131,752) — (131,752)
1 day SORA Semi-Annual 1.22% Semi-Annual 03/16/22
(a)
03/16/27 SGD 45,181 (138,301) — (138,301)
1 day SORA Semi-Annual 1.23% Semi-Annual 03/16/22
(a)
03/16/27 SGD 36,906 (95,733) — (95,733)
1 day SORA Semi-Annual 1.25% Semi-Annual 03/16/22
(a)
03/16/27 SGD 66,967 (132,800) — (132,800)
1 day SORA Semi-Annual 1.33% Semi-Annual 03/16/22
(a)
03/16/27 SGD 38,100 33,970 — 33,970
2.82% Semi-Annual 3 month BBR Quarterly 03/16/22
(a)
03/16/27 NZD 67,059 (423,318) — (423,318)
2.90% Semi-Annual 3 month BBR Quarterly 03/16/22
(a)
03/16/27 NZD 54,194 (481,440) — (481,440)
2.84% Semi-Annual 3 month BBR Quarterly 03/16/22
(a)
03/16/27 NZD 63,656 (442,755) — (442,755)
2.84% Semi-Annual 3 month BBR Quarterly 03/16/22
(a)
03/16/27 NZD 225,400 (1,549,638) — (1,549,638)
2.83% Semi-Annual 3 month BBR Quarterly 03/16/22
(a)
03/16/27 NZD 45,267 (302,488) — (302,488)
2.84% Semi-Annual 3 month BBR Quarterly 03/16/22
(a)
03/16/27 NZD 54,194 (368,232) — (368,232)
1.45% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/27 USD 22,400 7,441 — 7,441
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 223,051 — 223,051
3 month LIBOR Quarterly 1.54% Semi-Annual 05/20/22
(a)
05/20/27 USD 14,510 42,330 — 42,330
3 month LIBOR Quarterly 1.63% Semi-Annual 05/26/22
(a)
05/26/27 USD 11,618 81,585 — 81,585
3 month LIBOR Quarterly 1.63% Semi-Annual 05/26/22
(a)
05/26/27 USD 46,470 336,473 — 336,473
1 day SOFR Annual 1.23% Annual 06/14/22
(a)
06/14/27 USD 5,800 (2,497) — (2,497)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (2,034,158) — (2,034,158)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (1,968,423) — (1,968,423)
1.24% Annual 1 day SOFR Annual 06/29/22
(a)
06/29/27 USD 5,805 2,565 — 2,565
1.25% Annual 1 day SOFR Annual 06/29/22
(a)
06/29/27 USD 5,805 292 — 292
1 day SOFR Annual 1.25% Annual 07/05/22
(a)
07/05/27 USD 11,640 — — —
3 month LIBOR Quarterly 1.35% Semi-Annual 07/08/22
(a)
07/08/27 USD 41,870 (333,061) — (333,061)
3 month LIBOR Quarterly 1.19% Semi-Annual 07/19/22
(a)
07/19/27 USD 60,540 (970,089) — (970,089)
1 day SOFR Annual 1.30% Annual 07/28/22
(a)
07/28/27 USD 11,450 18,095 — 18,095
3 month LIBOR Quarterly 1.48% Semi-Annual 08/01/22
(a)
08/01/27 USD 34,345 (78,161) — (78,161)
3 month LIBOR Quarterly 1.49% Semi-Annual 08/01/22
(a)
08/01/27 USD 34,345 (61,546) — (61,546)

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.22% Semi-Annual 08/16/22
(a)
08/16/27 USD 11,000 $ (167,159) $ — $ (167,159)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 139,300 6,618,420 — 6,618,420
1.24% Annual 1 day SOFR Annual 11/15/22
(a)
11/15/27 USD 14,300 50,556 — 50,556
3 month LIBOR Quarterly 1.68% Semi-Annual 11/21/22
(a)
11/21/27 USD 14,510 59,836 — 59,836
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 57,200 277,902 — 277,902
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 49,940 (2,429,247) — (2,429,247)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (2,324,917) — (2,324,917)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (1,466,004) — (1,466,004)
1.36% Annual 1 day SOFR Annual 03/31/22
(a)
11/15/28 USD 101,390 (651,939) (94,629) (557,310)
1 day SOFR Annual 1.20% Annual 03/31/22
(a)
11/15/28 USD 15,590 (59,422) — (59,422)
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (22,459,770) — (22,459,770)
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 (68,480) 2,290 (70,770)
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 06/02/30 USD 24,780 1,753,640 — 1,753,640
1.32% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 59,190 847,334 — 847,334
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (3,584,295) — (3,584,295)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 3,372,670 — 3,372,670
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (2,760,971) — (2,760,971)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 2,517,945 — 2,517,945
2.79% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/31 USD 58,817 (6,785,793) — (6,785,793)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/31 USD 11,550 (104,718) — (104,718)
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 05/14/31 USD 44,010 (521,348) 35,467 (556,815)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 119,697 (1,885,270) — (1,885,270)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 59,849 (926,211) (18,915) (907,296)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 215,770 (3,746,884) — (3,746,884)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 212,563 (3,703,334) — (3,703,334)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 215,770 (3,575,292) — (3,575,292)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 89,318 (772,392) — (772,392)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 208,407 (1,840,316) — (1,840,316)
1.52% Annual 1 day SOFR Annual 03/31/22
(a)
08/15/31 USD 18,180 (291,298) — (291,298)
1 day SOFR Annual 1.25% Annual 03/31/22
(a)
08/15/31 USD 11,380 (87,605) — (87,605)
1 day SOFR Annual 1.46% Annual 03/31/22
(a)
08/15/31 USD 35,670 380,960 96,274 284,686
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 4,160,969 — 4,160,969
1.43% Semi-Annual 3 month LIBOR Quarterly N/A 09/21/31 USD 16,875 164,188 — 164,188
1.39% Semi-Annual 3 month LIBOR Quarterly N/A 09/22/31 USD 5,545 74,019 — 74,019
1.14% Annual 1 day SOFR Annual N/A 09/27/31 USD 24,090 306,318 — 306,318
3 month LIBOR Quarterly 1.59% Semi-Annual N/A 10/14/31 USD 506,434 2,082,218 — 2,082,218
1 day SONIA Annual 0.97% Annual N/A 10/15/31 GBP 8,449 43,914 — 43,914
6 month
EURIBOR Semi-Annual
0.22%
Annual N/A 10/19/31 EUR 9,771 (55,750) (2,243) (53,507)
3 month LIBOR Quarterly 1.62% Semi-Annual N/A 11/19/31 USD 284,436 1,478,886 — 1,478,886
1.40% Annual 1 day SOFR Annual N/A 11/22/31 USD 13,570 (130,057) — (130,057)
1.43% Annual 1 day SOFR Annual N/A 11/22/31 USD 7,310 (91,193) — (91,193)
1.42% Annual 1 day SOFR Annual N/A 11/24/31 USD 5,810 (66,312) — (66,312)
1.44% Annual 1 day SOFR Annual N/A 11/24/31 USD 5,810 (77,927) — (77,927)
1.40% Annual 1 day SOFR Annual N/A 11/24/31 USD 6,980 (65,711) — (65,711)
1 day SOFR Annual 1.49% Annual N/A 11/26/31 USD 6,500 113,848 — 113,848
1 day SOFR Annual 1.27% Annual N/A 12/02/31 USD 5,830 (16,767) — (16,767)
1 day SOFR Annual 1.28% Annual N/A 12/02/31 USD 5,830 (15,657) — (15,657)
1 day SOFR Annual 1.28% Annual N/A 12/02/31 USD 5,835 (16,504) — (16,504)
1 day SOFR Annual 1.30% Annual N/A 12/02/31 USD 5,835 (4,009) — (4,009)
1 day SOFR Annual 1.19% Annual N/A 12/07/31 USD 3,821 (44,025) — (44,025)
1 day SOFR Annual 1.24% Annual N/A 12/07/31 USD 11,580 (76,113) — (76,113)
1.33% Annual 1 day SOFR Annual N/A 12/10/31 USD 5,850 (13,456) — (13,456)
1 day SOFR Annual 1.30% Annual N/A 12/13/31 USD 10,780 (8,056) — (8,056)
1 day SOFR Annual 1.31% Annual N/A 12/13/31 USD 5,860 (1,591) — (1,591)
1 day SOFR Annual 1.27% Annual N/A 12/16/31 USD 5,820 (21,890) — (21,890)
1.28% Annual 1 day SOFR Annual N/A 12/17/31 USD 6,520 17,046 — 17,046
1 day SOFR Annual 1.24% Annual N/A 12/20/31 USD 2,920 (20,567) — (20,567)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 1.25% Annual N/A 12/20/31 USD 2,920 $ (18,344) $ — $ (18,344)
1 day SOFR Annual 1.21% Annual N/A 12/21/31 USD 5,830 (58,445) — (58,445)
1 day SOFR Annual 1.19% Annual N/A 12/22/31 USD 2,915 (33,891) — (33,891)
1.31% Annual 1 day SOFR Annual N/A 12/28/31 USD 5,850 1,700 — 1,700
1.37% Annual 1 day SOFR Annual N/A 12/31/31 USD 2,886 (13,352) — (13,352)
1.36% Annual 1 day SOFR Annual N/A 12/31/31 USD 2,915 (10,853) — (10,853)
1.35% Annual 1 day SOFR Annual 01/03/22
(a)
01/03/32 USD 2,930 (9,532) — (9,532)
1.31% Annual 1 day SOFR Annual 01/04/22
(a)
01/04/32 USD 2,929 — — —
1.31% Annual 1 day SOFR Annual 01/26/22
(a)
01/26/32 USD 6,792 12,656 — 12,656
3 month LIBOR Quarterly 1.78% Semi-Annual 01/26/22
(a)
01/26/32 USD 9,460 156,324 — 156,324
1 day SORA Semi-Annual 1.56% Semi-Annual 03/16/22
(a)
03/16/32 SGD 17,252 112,263 — 112,263
1 day SORA Semi-Annual 1.57% Semi-Annual 03/16/22
(a)
03/16/32 SGD 25,750 196,969 — 196,969
1 day SORA Semi-Annual 1.61% Semi-Annual 03/16/22
(a)
03/16/32 SGD 35,028 355,226 — 355,226
3 month BBR Quarterly 2.79% Semi-Annual 03/16/22
(a)
03/16/32 NZD 14,373 94,520 — 94,520
3 month BBR Quarterly 2.79% Semi-Annual 03/16/22
(a)
03/16/32 NZD 17,785 120,186 — 120,186
3 month BBR Quarterly 2.81% Semi-Annual 03/16/22
(a)
03/16/32 NZD 12,006 91,664 — 91,664
3 month BBR Quarterly 2.82% Semi-Annual 03/16/22
(a)
03/16/32 NZD 59,780 492,232 — 492,232
3 month BBR Quarterly 2.82% Semi-Annual 03/16/22
(a)
03/16/32 NZD 16,883 142,180 — 142,180
3 month BBR Quarterly 2.85% Semi-Annual 03/16/22
(a)
03/16/32 NZD 14,373 148,876 — 148,876
0.76% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/32 USD 14,000 1,161,681 — 1,161,681
0.77% Semi-Annual 3 month LIBOR Quarterly 05/04/22
(a)
05/04/32 USD 99,160 8,183,497 — 8,183,497
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 10,150 40,622 — 40,622
1.78% Semi-Annual 3 month LIBOR Quarterly 07/25/24
(a)
07/25/34 USD 5,580 16,552 — 16,552
1.65% Semi-Annual 3 month LIBOR Quarterly 08/22/24
(a)
08/22/34 USD 35,950 563,242 — 563,242
1.91% Semi-Annual 3 month LIBOR Quarterly 10/21/24
(a)
10/21/34 USD 28,030 (210,761) — (210,761)
2.00% Semi-Annual 3 month LIBOR Quarterly 11/07/24
(a)
11/07/34 USD 39,630 (617,467) — (617,467)
2.11% Semi-Annual 3 month LIBOR Quarterly 11/12/24
(a)
11/12/34 USD 40,100 (1,029,664) — (1,029,664)
3 month LIBOR Quarterly 1.93% Semi-Annual 07/27/26
(a)
07/27/36 USD 19,730 86,613 — 86,613
2.10% Semi-Annual 3 month LIBOR Quarterly 10/23/29
(a)
10/23/39 USD 21,410 (268,059) — (268,059)
2.14% Semi-Annual 3 month LIBOR Quarterly 11/15/29
(a)
11/15/39 USD 43,980 (689,966) — (689,966)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 17,100 2,126,351 — 2,126,351
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/41 USD 37,153 371,902 — 371,902
1.64% Annual 1 day SOFR Annual 03/31/22
(a)
05/15/47 USD 31,230 (941,286) (209,607) (731,679)
1.47% Annual 1 day SOFR Annual 03/31/22
(a)
05/15/47 USD 8,160 43,415 — 43,415
1 day SOFR Annual 1.36% Annual 03/31/22
(a)
05/15/47 USD 15,850 (455,629) — (455,629)
2.38% Semi-Annual 3 month LIBOR Quarterly 07/05/39
(a)
07/05/49 USD 17,160 (746,636) — (746,636)
1.71% Semi-Annual 3 month LIBOR Quarterly 08/16/39
(a)
08/16/49 USD 15,760 57,699 — 57,699
1.67% Semi-Annual 3 month LIBOR Quarterly 08/17/39
(a)
08/17/49 USD 12,140 80,914 — 80,914
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 02/10/50 USD 14,710 384,936 — 384,936
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 11,880 (1,956,016) — (1,956,016)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 09/08/50 USD 5,756 (640,726) — (640,726)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 76,760 1,558,871 — 1,558,871
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 140,000 7,748,810 — 7,748,810
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 80,686 2,633,687 — 2,633,687
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 45,497 558,009 — 558,009
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 46,846 350,621 — 350,621
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 7,265 273,880 — 273,880
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 3,633 166,899 — 166,899
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 18,172 (865,562) — (865,562)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 72,204 (4,822,377) — (4,822,377)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 22,455 (1,625,903) — (1,625,903)
0.98% Annual 1 day SONIA Annual N/A 10/15/51 GBP 3,113 (163,705) — (163,705)
1 day SOFR Annual 1.39% Annual N/A 12/15/51 USD 2,320 (39,470) — (39,470)
2.15% Semi-Annual 3 month BA Semi-Annual N/A 12/29/51 CAD 2,610 (25,427) — (25,427)
2.13% Semi-Annual 3 month BA Semi-Annual N/A 12/29/51 CAD 1,305 (9,115) (917) (8,198)
2.15% Semi-Annual 3 month BA Semi-Annual N/A 12/29/51 CAD 1,305 (13,913) — (13,913)
2.10% Semi-Annual 3 month BA Semi-Annual N/A 12/31/51 CAD 1,305 (570) (570) —
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 1,445,429 — 1,445,429
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 1,345,975 — 1,345,975

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 3.08% Semi-Annual 02/20/23
(a)
02/20/53 USD 12,220 $ 3,792,997 $ — $ 3,792,997
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 9,200 1,967,531 — 1,967,531
3 month LIBOR Quarterly 1.93% Semi-Annual 12/01/26
(a)
12/01/56 USD 2,880 112,427 — 112,427
0.35% Annual 1 day SONIA Annual N/A 12/08/71 GBP 7,705 1,365,912 — 1,365,912
0.31% Annual 1 day SONIA Annual N/A 12/09/71 GBP 5,640 1,131,028 — 1,131,028
0.30% Annual 1 day SONIA Annual N/A 12/09/71 GBP 5,640 1,154,097 1,611 1,152,486
$ 137,929,686 $ (144,006) $ 138,073,692
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.20% At Termination
UK Retail Price Index All
Items Monthly At Termination 10/15/23 GBP 113,170 $ 614,606 $ — $ 614,606
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/25 GBP 124,720 13,037,781 — 13,037,781
UK Retail Price Index All
Items Monthly At Termination 4.57% At Termination 10/15/26 GBP 83,010 (742,866) — (742,866)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 5,890 (937,472) — (937,472)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 12,753 (2,111,461) — (2,111,461)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 4,265 (696,762) — (696,762)
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 11/15/30 GBP 124,720 (19,593,115) — (19,593,115)
1 month USCPI At Termination 2.45% At Termination 03/18/31 USD 9,820 (731,046) — (731,046)
1 month USCPI At Termination 2.67% At Termination 05/14/31 USD 35,340 (1,650,893) — (1,650,893)
UK Retail Price Index All
Items Monthly At Termination 3.74% At Termination 05/15/31 GBP 7,648 (996,535) — (996,535)
UK Retail Price Index All
Items Monthly At Termination 3.81% At Termination 07/15/31 GBP 21,115 (2,117,859) — (2,117,859)
UK Retail Price Index All
Items Monthly At Termination 3.85% At Termination 07/15/31 GBP 16,600 (1,549,820) — (1,549,820)
UK Retail Price Index All
Items Monthly At Termination 4.11% At Termination 09/15/31 GBP 17,513 (558,672) — (558,672)
$ (18,034,114) $ — $ (18,034,114)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co. Financing plc 5.00 % Quarterly Credit Suisse International 03/20/22 EUR 2,200 $ (22,090) $ (6,162) $ (15,928)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 1,870 (47,015) (7,727) (39,288)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 4,500 (91,267) (76,862) (14,405)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 06/20/22 EUR 8,820 (165,015) (139,220) (25,795)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,125 (6,143) 30,394 (36,537)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,670 (9,118) 49,995 (59,113)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,550 $ (8,463) $ 63,293 $ (71,756)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 2,230 (42,885) (2,168) (40,717)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,250 (43,269) 4,831 (48,100)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (43,129) 27,276 (70,405)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 2,190 (68,943) 27,458 (96,401)
Casino Guichard Perrachon SA 5.00 Quarterly JPMorgan Chase Bank NA 06/20/23 EUR 7,160 (303,784) (174,283) (129,501)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,017 (110,029) (78,895) (31,134)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 965 (104,431) (78,884) (25,547)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 661 (71,517) (54,282) (17,235)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,310 (71,172) (14,623) (56,549)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (499,369) (188,950) (310,419)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (190,031) (11,037) (178,994)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (243,841) 57,133 (300,974)
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (192,578) (74,746) (117,832)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (212,559) (78,565) (133,994)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (212,559) (72,805) (139,754)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,240 (79,883) 49,219 (129,102)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,900 117,881 28,141 89,740
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (197,430) (14,439) (182,991)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (221,443) (49,697) (171,746)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (218,660) (49,029) (169,631)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (218,660) (49,029) (169,631)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (186,617) (16,510) (170,107)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (79,513) (6,806) (72,707)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (168,623) 74,759 (243,382)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (328,877) 147,524 (476,401)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (32,028) (56,401) 24,373
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (79,901) (83,290) 3,389
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (197,707) (118,341) (79,366)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,920 (19,470) (3,240) (16,230)
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 (22,816) (8,797) (14,019)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 194,335 263,829 (69,494)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 138,809 188,447 (49,638)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 84,020 114,066 (30,046)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 138,842 192,149 (53,307)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 138,831 192,134 (53,303)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 138,842 192,149 (53,307)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5,260 (94,378) 95,801 (190,179)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,905 (52,123) 52,909 (105,032)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 2,150 (19,371) 41,238 (60,609)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 840 (59,542) (10,824) (48,718)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 53,295 2,709,371 (2,656,076)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (608,237) (501,631) (106,606)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 40,820 (506,010) 489,230 (995,240)
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 1,500 132,685 13,931 118,754
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,130 (709,624) (522,581) (187,043)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,440 (934,710) (742,123) (192,587)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,615 42,180 203,293 (161,113)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (195,969) (98,535) (97,434)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (130,646) (65,700) (64,946)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (525,494) 376,947 (902,441)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 4,860 (137,907) (65,761) (72,146)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 6,800 (192,957) (101,282) (91,675)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,250 (63,846) (31,180) (32,666)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,000 (141,880) (50,415) (91,465)

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
General Electric Co. ........ 1.00 % Quarterly BNP Paribas SA 06/20/25 USD 4,370 $ (79,723) $ 184,308 $ (264,031)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,055 (40,778) 204,247 (245,025)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,310 (17,486) 87,458 (104,944)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 13,756 168,397 (154,641)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 20,400 (226,682) 896,153 (1,122,835)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,290 (38,926) 45,336 (84,262)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,200 (37,397) 34,942 (72,339)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,300 (82,164) 213,461 (295,625)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (19,299) 57,467 (76,766)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (22,738) 89,003 (111,741)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (82,164) 250,053 (332,217)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (28,466) 63,733 (92,199)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (28,466) 59,309 (87,775)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (27,207) 65,228 (92,435)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (27,207) 65,228 (92,435)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (37,787) 154,880 (192,667)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 425 7,603 21,710 (14,107)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,275 22,810 81,408 (58,598)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,210 57,428 243,591 (186,163)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 2,219 (348,959) (368,125) 19,166
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,300 (121,339) (7,778) (113,561)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,720 (35,289) 65,827 (101,116)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,635 (13,717) 110,320 (124,037)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 17,180 (248,183) 312,522 (560,705)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 7,240 (1,360,324) (1,049,482) (310,842)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 2,250 (40,272) (12,419) (27,853)
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 2,250 (40,272) (12,509) (27,763)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (39,556) 17,300 (56,856)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (39,556) 15,260 (54,816)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (106,683) (49,152) (57,531)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (106,683) (62,129) (44,554)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,700 (92,557) 96,550 (189,107)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 4,750 126,083 211,927 (85,844)
ArcelorMittal SA ........... 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 5,800 (1,188,847) (1,102,679) (86,168)
BASF SE ............... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 5,800 (246,032) (231,155) (14,877)
BAT International Finance plc .. 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 17,850 (314,340) (257,347) (56,993)
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 28,980 (5,940,790) (5,984,590) 43,800
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 5,600 (67,782) (63,015) (4,767)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 9,040 (109,420) (118,475) 9,055
Electricite de France SA ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 19,235 (549,565) (525,819) (23,746)
ELO SACA .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 8,850 (78,933) (126,181) 47,248
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 13,240 635,294 736,367 (101,073)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 13,243 635,438 695,717 (60,279)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 13,243 635,438 776,968 (141,530)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 13,240 635,294 689,742 (54,448)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 62,900 3,018,127 2,756,440 261,687
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 13,243 635,438 695,717 (60,279)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 13,243 635,438 678,251 (42,813)
Federative Republic of Brazil .. 1.00 Quarterly Citibank NA 12/20/26 USD 2,945 141,310 139,509 1,801
Federative Republic of Brazil .. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 11,910 571,477 631,500 (60,023)
Federative Republic of Brazil .. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 11,910 571,477 647,127 (75,650)
Federative Republic of Brazil .. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 11,623 557,706 644,219 (86,513)
Federative Republic of Brazil .. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 11,910 571,477 649,728 (78,251)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 5,800 (1,245,293) (1,187,445) (57,848)
Imperial Brands Finance plc .. 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 11,200 (138,522) (107,450) (31,072)
ITV plc ................. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 5,600 (1,221,416) (1,190,542) (30,874)
J.P. Morgan Structured Products
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 4,520 83,132 86,675 (3,543)
Koninklijke KPN NV ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 4,138 (50,651) (49,478) (1,173)
LANXESS AG ............ 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 11,200 (260,793) (235,513) (25,280)
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 12/20/26 EUR 20,070 (467,332) (543,173) 75,841
Lloyds Banking Group plc .... 1.00 Quarterly Citibank NA 12/20/26 EUR 22,700 (745,254) (708,022) (37,232)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Next Group plc ........... 1.00 % Quarterly BNP Paribas SA 12/20/26 EUR 14,639 $ (147,345) $ (191,700) $ 44,355
Rakuten Group, Inc. ........ 1.00 Quarterly Goldman Sachs International 12/20/26 JPY 661,000 (26,020) (8,480) (17,540)
Renault SA .............. 1.00 Quarterly Bank of America NA 12/20/26 EUR 9,150 407,466 484,487 (77,021)
Republic of Chile .......... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 21,986 (316,091) (268,640) (47,451)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 84,948 4,052,679 1,893,402 2,159,277
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 40,000 1,908,311 891,558 1,016,753
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 105,014 (1,273,521) (1,147,560) (125,961)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 22,996 1,093,405 1,152,121 (58,716)
Republic of South Africa ..... 1.00 Quarterly Citibank NA 12/20/26 USD 20,644 981,594 1,029,735 (48,141)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 68,236 3,244,487 3,159,330 85,157
Republic of the Philippines ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 78,630 (1,664,230) (2,000,487) 336,257
SES SA ................ 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 9,070 (91,119) (145,025) 53,906
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 280,000 181,804 231,851 (50,047)
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 158,760 103,083 122,767 (19,684)
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 280,000 181,804 223,700 (41,896)
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 12/20/26 JPY 1,570,552 1,019,757 905,066 114,691
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/26 USD 3,840 (10,075) 14,397 (24,472)
Stellantis NV ............. 5.00 Quarterly Citibank NA 12/20/26 EUR 5,600 (1,244,845) (1,194,082) (50,763)
Telenor ASA ............. 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 11,200 (500,381) (461,248) (39,133)
Telia Co. AB ............. 1.00 Quarterly BNP Paribas SA 12/20/26 EUR 11,200 (434,370) (419,013) (15,357)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/26 USD 23,840 (106,985) (34,813) (72,172)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 257,536 (1,155,724) (444,137) (711,587)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 75,000 (336,571) (129,342) (207,229)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 34,907 131,381 (96,474)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 12,062 (97,517) 148,011 (245,528)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,663 (78,127) 120,156 (198,283)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,144 (65,846) 99,941 (165,787)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,755 (54,616) 82,896 (137,512)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,995 (56,555) 103,035 (159,590)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,815 (63,180) 103,266 (166,446)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 455,175 157,834 297,341
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 136,085 110,139 25,946
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 132,814 75,279 57,535
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 156,461 88,681 67,780
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 5,110 (7,657) (791) (6,866)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 11,828 (17,724) (9,395) (8,329)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 2,438 680,822 216,020 464,802
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 5,343 273,548 278,288 (4,740)
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 5,343 273,548 285,296 (11,748)
CMBX.NA.14.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 2,400 111,321 120,298 (8,977)
CMBX.NA.14.BBB- ........ 3.00 Monthly Morgan Stanley & Co. International plc 12/16/72 USD 5,000 231,920 94,422 137,498
$ – $ – $ –
$ (6,551,441) $ 7,500,441 $ (14,051,882)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB- USD 3,890 $ 469,737 $ 376,564 $ 93,173
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 29,675 484,744 (1,121,956) 1,606,700
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 32,701 534,178 (1,236,351) 1,770,529
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 21,325 348,342 (806,250) 1,154,592
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 12/20/24 BBB- USD 4,910 703,887 596,959 106,928

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB- USD 3,735 $ 535,441 $ 488,988 $ 46,453
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB- USD 1,525 218,621 199,654 18,967
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 3,875 504,983 412,410 92,573
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 40,820 816,198 22,664 793,534
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 2,150 (68,321) (15,661) (52,660)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 670 (21,291) 11,537 (32,828)
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,300 223,926 207,606 16,320
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 460 44,785 39,405 5,380
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 33 3,220 2,721 499
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 2,865 420,305 379,028 41,277
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,360 35,107 14,370 20,737
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,275 33,843 11,530 22,313
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,225 148,360 122,893 25,467
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,389 168,267 139,292 28,975
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,450 296,720 263,932 32,788
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 20,400 436,974 (512,531) 949,505
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,850 427,492 359,944 67,548
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,400 359,994 272,962 87,032
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,033 154,997 134,658 20,339
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 329,994 285,749 44,245
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 471,600 409,733 61,867
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 4,410 (122,034) 617,682 (739,716)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 3,200 (88,551) 439,790 (528,341)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 582 56,127 45,446 10,681
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 510 49,253 41,069 8,184
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,809 271,072 179,569 91,503
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 12/20/25 BBB USD 5,350 97,582 58,056 39,526
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 1,868 277,614 275,623 1,991
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 3,114 462,689 459,667 3,022
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 3,000 445,803 423,495 22,308
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 1,868 277,614 277,960 (346)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB- EUR 2,640 304,059 82,620 221,439
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 2,820 324,790 117,320 207,470
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 5,050 742,531 471,842 270,689
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 3,850 504,089 522,166 (18,077)
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 12/20/25 BB+ USD 3,775 592,392 566,491 25,901
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,881 295,140 279,110 16,030

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UPC Holding BV ...... 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 2,200 $ 362,044 $ 263,041 $ 99,003
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 60 7,907 6,400 1,507
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 129,150 104,541 24,609
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 2,300 16,311 (17,437) 33,748
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 1,010 (22,728) 104,599 (127,327)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,900 (65,260) 332,868 (398,128)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 110 (2,475) 11,392 (13,867)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,890 (65,035) 380,454 (445,489)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 120 (2,700) 11,125 (13,825)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 940 (21,153) 87,150 (108,303)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 06/20/26 BBB- USD 3,755 772,690 693,298 79,392
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,643 88,405 (10,800) 99,205
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 2,820 151,700 (36,605) 188,305
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,124 60,465 — 60,465
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 1,180 126,492 65,351 61,141
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB- EUR 630 67,534 34,351 33,183
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 410 43,951 18,951 25,000
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 1,210 129,708 61,959 67,749
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 30 3,216 1,387 1,829
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 20 2,144 1,664 480
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 310 33,231 25,785 7,446
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- EUR 2,900 310,871 225,500 85,371
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/26 BB- USD 3,500 616,430 559,302 57,128
International Consolidated
Airlines Group SA ... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 5,780 423,476 484,455 (60,979)
Intrum AB ........... 5.00 Quarterly Deutsche Bank AG 06/20/26 BB EUR 1,160 97,368 124,515 (27,147)
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 1,160 97,368 124,726 (27,358)
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 4,205 54,335 32,530 21,805
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,750 35,534 21,265 14,269
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 2,890 389,330 444,420 (55,090)
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 2,950 397,413 488,990 (91,577)
Matterhorn Telecom SA .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ EUR 1,700 229,017 274,711 (45,694)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 1,690 267,841 180,793 87,048
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 2,900 (138,606) (321,374) 182,768
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ USD 2,900 401,166 368,768 32,398
Stonegate Pub Co.
Financing plc ...... 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 2,900 (6,567) (2,585) (3,982)
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 9,060 1,563,726 1,437,762 125,964
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BB+ USD 2,000 345,193 321,205 23,988

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 8,496 $ (553,371) $ (847,651) $ 294,280
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 1,544 (100,566) (154,044) 53,478
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 1,530 (99,654) (152,647) 52,993
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 6,028 (392,623) (601,417) 208,794
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 1,470 195,009 159,098 35,911
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (41,494) (58,215) 16,721
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (40,431) (62,180) 21,749
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 2,690 5,640 — 5,640
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 2,400 5,032 8,213 (3,181)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 40 (704) 970 (1,674)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 BB- EUR 630 (11,093) 15,277 (26,370)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB- USD 3,840 866,588 841,649 24,939
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 CCC+ EUR 3,100 155,414 119,555 35,859
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC+ EUR 2,875 144,134 121,175 22,959
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC+ EUR 1,700 85,227 45,568 39,659
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 7,580 587,401 567,276 20,125
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 970 75,169 72,593 2,576
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,700 131,739 117,933 13,806
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 80 6,199 5,987 212
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 2,900 224,731 166,617 58,114
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 3,100 48,847 45,738 3,109
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 5,335 84,065 91,783 (7,718)
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 12/20/26 BBB USD 3,800 59,877 52,469 7,408
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB USD 3,550 55,938 61,101 (5,163)
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB USD 3,870 60,980 62,561 (1,581)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 3,100 309,010 279,184 29,826
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 4,500 850,136 883,574 (33,438)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 2,955 558,256 576,260 (18,004)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 5,000 944,596 976,815 (32,219)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 4,910 927,593 979,158 (51,565)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 74,901 79,593 (4,692)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 118,865 124,623 (5,758)
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 6,340 71,890 60,161 11,729
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 3,235 36,682 24,548 12,134
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,700 115,642 95,831 19,811
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B- EUR 1,160 78,909 81,975 (3,066)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,700 (96,244) (171,948) 75,704

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NRG Energy, Inc. ...... 5.00 % Quarterly BNP Paribas SA 12/20/26 BB+ USD 3,200 $ 465,482 $ 454,377 $ 11,105
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,390 347,657 337,140 10,517
Petroleos Mexicanos ... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 23,840 (2,237,135) (2,707,629) 470,494
Picard Bondco SA ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 CCC+ EUR 1,700 99,169 78,027 21,142
Stonegate Pub Co.
Financing plc ...... 5.00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 2,300 (38,789) — (38,789)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 1,292 113,127 19,099 94,028
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 3,140 590,155 582,698 7,457
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 3,150 592,035 584,704 7,331
UPC Holding BV ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 2,800 510,696 482,029 28,667
Virgin Media Finance plc . 5.00 Quarterly Barclays Bank plc 12/20/26 B EUR 2,820 376,400 356,316 20,084
Virgin Media Finance plc . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B EUR 2,820 376,400 343,086 33,314
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 3,635 (10,142) (29,004) 18,862
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 2,700 (7,533) (25,259) 17,726
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 3,000 (8,370) (11,261) 2,891
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 2,890 359,489 322,352 37,137
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 NR USD 2,292 (34,907) (154,181) 119,274
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 (8,043) (59,201) 51,158
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,503 (7,601) (64,642) 57,041
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 (8,043) (68,650) 60,607
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,413 (16,087) (121,119) 105,032
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 NR USD 7,493 (700,334) (17,456) (682,878)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 7,440 (695,381) (20,887) (674,494)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,392 (130,103) (146,930) 16,827
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,674 (156,461) (162,436) 5,975
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 960 (89,727) (108,167) 18,440
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,360 (127,113) (296,664) 169,551
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 1,635 (152,816) (417,965) 265,149
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,440 (695,381) (19,698) (675,683)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 21,910 (2,047,821) (33,718) (2,014,103)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 30,213 (2,823,863) (84,986) (2,738,877)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 2,400 (224,316) 2,423 (226,739)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 270 (24,010) (21,348) (2,662)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 2,438 (680,822) (178,732) (502,090)
$ 17,919,867 $ 16,303,714 $ 1,616,153
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
5.42%
At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 $ (976,154) $ — $ (976,154)
1 day
BZDIOVER At Termination
12.40%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 2,560,509 — 2,560,509
1 day
BZDIOVER At Termination
8.20%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 683,541 — 683,541
1 day
BZDIOVER At Termination
8.38%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 638,553 — 638,553
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 592,260 — 592,260
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 2,794,542 — 2,794,542
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 71,269,343 4,929,666 — 4,929,666
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 71,269,343 (5,065,710) — (5,065,710)
3 month
CD_KSDA Quarterly
1.63%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 188,281,085 (467,441) — (467,441)
3 month
CD_KSDA Quarterly
1.64%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 387,409,640 (929,595) — (929,595)
3 month
CD_KSDA Quarterly
1.67%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 176,489,130 (386,796) — (386,796)
3 month
CD_KSDA Quarterly
1.51%
Quarterly BNP Paribas SA 09/21/22
(a)
09/21/23 KRW 208,332,209 (728,584) — (728,584)
3 month
CD_KSDA Quarterly
1.71%
Quarterly BNP Paribas SA 09/21/22
(a)
09/21/23 KRW 176,489,130 (317,082) — (317,082)
3 month
CD_KSDA Quarterly
1.51%
Quarterly Citibank NA 09/21/22
(a)
09/21/23 KRW 208,332,209 (720,788) — (720,788)
3 month
CD_KSDA Quarterly
1.64%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/23 KRW 199,128,555 (473,672) — (473,672)
5.64% Quarterly
1 day IBR
Quarterly
Goldman Sachs
International N/A 11/22/23 COP 198,125,753 (87,233) — (87,233)
5.69% Quarterly
1 day IBR
Quarterly
JPMorgan Chase Bank
NA N/A 11/23/23 COP 99,305,084 (64,564) — (64,564)
5.76% Quarterly
1 day IBR
Quarterly
JPMorgan Chase Bank
NA N/A 11/24/23 COP 96,883,009 (92,488) — (92,488)
5.80% Quarterly
1 day IBR
Quarterly
Goldman Sachs
International N/A 11/29/23 COP 199,659,409 (202,033) — (202,033)
5.65% Quarterly
1 day IBR
Quarterly
Goldman Sachs
International N/A 12/09/23 COP 99,345,094 (712) — (712)
5.62% Quarterly
1 day IBR
Quarterly
Goldman Sachs
International N/A 12/13/23 COP 98,375,874 20,228 — 20,228
1 day MIBOR Semi-Annual 4.67% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/24 INR 6,275,350 (564,167) — (564,167)
2.61% Quarterly
3 month
KLIBOR Quarterly Bank of America NA 03/16/22
(a)
03/16/24 MYR 1,434,400 184,524 — 184,524
6 month
THBFIX Semi-Annual
0.52%
Semi-Annual Nomura International plc 03/16/22
(a)
03/16/24 THB 7,234,660 (1,339,552) — (1,339,552)
28 day
MXIBTIIE Monthly
6.02%
Monthly Citibank NA N/A 03/24/26 MXN 969,089 (2,397,421) — (2,397,421)
7.64% Monthly
4 week
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 (249,059) — (249,059)
7.71% Monthly
4 week
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 (622,505) — (622,505)
1 day IBR Quarterly
6.29%
Quarterly
Goldman Sachs
International N/A 11/22/26 COP 87,194,708 194,171 — 194,171
1 day IBR Quarterly
6.36%
Quarterly
JPMorgan Chase Bank
NA N/A 11/23/26 COP 43,597,354 128,993 — 128,993
1 day IBR Quarterly
6.41%
Quarterly
JPMorgan Chase Bank
NA N/A 11/24/26 COP 42,870,731 151,167 — 151,167
1 day IBR Quarterly
6.46%
Quarterly
Goldman Sachs
International N/A 11/29/26 COP 87,714,448 344,424 — 344,424

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day IBR Quarterly
6.24%
Quarterly
Goldman Sachs
International N/A 12/09/26 COP 43,614,919 $ 55,548 $ — $ 55,548
1 day IBR Quarterly
6.18%
Quarterly
Goldman Sachs
International N/A 12/13/26 COP 43,130,309 22,172 — 22,172
1 day MIBOR Semi-Annual 5.33% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 766,670 (50,756) — (50,756)
6 month
THBFIX Semi-Annual
0.99%
Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 4,145,370 (1,583,914) — (1,583,914)
2.55% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 657,166 (809,866) — (809,866)
2.46% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 1,027,874 (587,750) — (587,750)
1 day
BZDIOVER At Termination
8.96%
At Termination Citibank NA N/A 01/02/29 BRL 12,780 (197,780) — (197,780)
6 month
THBFIX Semi-Annual
1.53%
Semi-Annual Citibank NA 03/16/22
(a)
03/16/32 THB 1,027,050 (491,739) — (491,739)
6 month
THBFIX Semi-Annual
1.54%
Semi-Annual HSBC Bank plc 03/16/22
(a)
03/16/32 THB 487,900 (230,807) — (230,807)
$ (6,337,870) $ — $ (6,337,870)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1 day SOFR minus
2.10%
At
Termination Citibank NA 01/19/22 USD 285 $ (279,741) $ — $ (279,741)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1 day SOFR minus
0.60%
At
Termination Citibank NA 01/19/22 USD 370 (106,993) — (106,993)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1 day SOFR minus
0.60%
At
Termination Citibank NA 01/21/22 USD 184 (161,123) — (161,123)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 02/18/22 USD 3,178 (51,026) — (51,026)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 02/18/22 USD 6,339 (104,889) — (104,889)
SK Telecom Co.,Ltd .. At Termination
1 day SOFR minus
0.18%
At
Termination BNP Paribas SA 03/16/22 USD 98 (262,010) — (262,010)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1 day SOFR minus
2.25%
At
Termination Citibank NA 03/17/22 USD 826 (572,443) — (572,443)
SK Telecom Co.,Ltd .. At Termination
1 day SOFR minus
0.25%
At
Termination BNP Paribas SA 03/17/22 USD 250 (437,629) — (437,629)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Goldman Sachs
International 03/20/22 USD 35,810 154,416 (4,348) 158,764
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 23,873 70,348 (2,899) 73,247
Universal Health
Services, Inc. .... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 06/10/22 USD 34 (61,252) — (61,252)

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $337,570 of net dividends and financing fees.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Goldman Sachs
International 06/20/22 USD 35,810 $ 224,426 $ (8,998) $ 233,424
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 23,873 149,617 (6,031) 155,648
iBoxx EUR Corporates
Index .......... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 06/20/22 EUR 63,100 308,425 (71,004) 379,429
Seagate Technology plc Quarterly
3 month LIBOR
minus 0.15% Quarterly
Merrill Lynch International
& Co. 08/09/22 USD 34 (482,045) — (482,045)
0.00% ........... Quarterly GSVISK10 Index Quarterly
Goldman Sachs
International 12/07/22 USD 20,211 145,271 — 145,271
$ (1,466,648) $ (93,280) $ (1,373,368)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 33,908,254 $ 735,668
(c)
$ 34,306,352 0.1%
(b)
Range: 20-30 basis points
Benchmarks: CHF - Swiss Average Rate Overnight (SSARON)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - 1D Overnight Index Swap Rate (HKDONOIS)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of December 31, 2021, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 220,645 $ 8,052,286 23.5%
China
Alibaba Group Holding Ltd. ... 70,241 1,032,232 3.0
Shares Value
% of Basket
Value
Finland
Nordea Bank Abp ......... 242,059 $ 2,952,769 8.6%
Germany
ADLER Group SA ......... 43,930 546,253 1.6
Volkswagen AG .......... 5,227 1,528,030 4.4
2,074,283
Italy
UniCredit SpA ........... 259,915 3,995,246 11.6

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Shares Value
% of Basket
Value
Japan
SoftBank Group Corp. ...... 61,514 $ 2,948,991 8.6%
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 109,967 652,213 1.9
Banco Santander SA ....... 521,208 1,730,972 5.1
2,383,185
United Kingdom
Barclays plc ............. 767,617 1,955,323 5.7
Liberty Global plc, Class A ... 291,691 8,091,508 23.6
Vodafone Group plc ........ 1,167,559 1,758,621 5.1
11,805,452
United States
Altice USA, Inc., Class A .... 98,847 1,599,344 4.7
Coty, Inc., Class A ......... 345,256 3,625,188 10.6
Shares Value
% of Basket
Value
United States (continued)
Southwest Airlines Co. ...... 10,000 $ 428,400 1.2%
5,652,932
Total Reference Entity — Long ............ 40,897,376
Reference Entity — Short
Switzerland
Credit Suisse Group AG
(Registered), Class A ..... (315,161) (3,055,681) (8.9)
United Kingdom
International Consolidated
Airlines Group SA ....... (1,816,504) (3,535,343) (10.3)
Total Reference Entity — Short ............ (6,591,024)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 34,306,352
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.03%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01
1 day ESTR ......................................... Euro Short-Term Rate 0.33
1 day IBR ........................................... Colombian Reference Banking Indicator 2.91
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.60
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 day SONIA ......................................... Sterling Overnight Index Average 0.19
1 day SORA ......................................... Singapore Overnight Rate Average 0.31
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
1 week CNREPOFI .................................... China Fixing Repo Rates 2.40
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 5.72
3 month BA .......................................... Canadian Bankers Acceptances 0.52
3 month BBR ........................................ Australian Bank Bill Rate 0.07
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 1.29
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.57)
3 month KLIBOR ...................................... Kuala Lumpur Interbank Offered Rate 2.05
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.40
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 16,414,862 $ (93,679,176) $ 283,812,302 $ (178,614,014) $ —
OTC Swaps ..................................................... 58,835,751 (35,124,876) 32,895,532 (52,306,831) —
Options Written ................................................... N/A N/A 73,621,683 (39,171,175) (147,256,426)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 677,150 $ — $ 67,714,265 $ — $ 68,391,415
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 52,848,919 — — 52,848,919
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 451,319 68,742,694 27,722,142 128,873,456 — 225,789,611
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 886,976 — — 269,272,939 13,652,387 283,812,302
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 76,549,534 880,939 — 14,300,810 — 91,731,283
$ — $ 77,887,829 $ 70,300,783 $ 80,571,061 $ 480,161,470 $ 13,652,387 $ 722,573,530
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... 3,247,351 — 17,123,965 — 21,879,586 — 42,250,902
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 96,377,461 — — 96,377,461
Options written
(b)
Options written at value ..................... — 268,287 14,204,252 22,398,635 110,385,252 — 147,256,426
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 15,728,266 — — 131,199,247 31,686,501 178,614,014
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 65,181,108 2,519,151 — 19,731,448 — 87,431,707
$ 3,247,351 $ 81,177,661 $ 33,847,368 $ 118,776,096 $ 283,195,533 $ 31,686,501 $ 551,930,510
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ (5,259,029) $ — $ (282,866,334) $ — $ (250,481,657) $ — $ (538,607,020)
Forward foreign currency exchange contracts .... — — — 371,942,012 — — 371,942,012
Options purchased
(a)
.................... — (28,104,634) (227,955,401) (155,462,569) (40,080,863) (3,225,879) (454,829,346)
Options written ........................ — 10,830,012 208,249,635 109,632,620 85,776,768 — 414,489,035
Swaps .............................. — (61,119,432) 7,776,113 — (67,938,740) (24,680,164) (145,962,223)
$ (5,259,029) $ (78,394,054) $ (294,795,987) $ 326,112,063 $ (272,724,492) $ (27,906,043) $ (352,967,542)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... (3,247,351) — 14,258,517 — 58,465,249 — 69,476,415
Forward foreign currency exchange contracts .... — — — 128,302,478 — — 128,302,478
Options purchased
(b)
.................... — 2,321,604 (48,087,900) (18,968,822) (3,794,214) 576,092 (67,953,240)
Options written ........................ — (1,369,250) 2,143,045 (5,128,501) (9,929,529) — (14,284,235)
Swaps .............................. — 33,330,287 (12,594,305) — 117,488,564 (24,831,350) 113,393,196
$ (3,247,351) $ 34,282,641 $ (44,280,643) $ 104,205,155 $ 162,230,070 $ (24,255,258) $ 228,934,614
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,287,381,199
Average notional value of contracts — short ................................................................................. 15,560,456,108
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 12,284,613,565
Average amounts sold — in USD ........................................................................................ 3,227,933,643
Options
Average value of option contracts purchased ................................................................................ 136,337,682
Average value of option contracts written ................................................................................... 54,420,216
Average notional value of swaption contracts purchased ......................................................................... 12,891,357,552
Average notional value of swaption contracts written ........................................................................... 21,955,725,744
Credit default swaps
Average notional value — buy protection ................................................................................... 4,568,004,560
Average notional value — sell protection ................................................................................... 1,316,278,606
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 17,787,008,282
Average notional value — receives fixed rate ................................................................................ 12,218,575,429
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 292,906,610
Average notional value — receives fixed rate ................................................................................ 553,672,852
Total return swaps
Average notional value ............................................................................................... 181,081,627
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (5,259,028)
Futures contracts .................................................................................... $ 4,221,724 $ 2,048,509
Forward foreign currency exchange contracts ................................................................. 52,848,919 96,377,461
Options
(a)(b)
........................................................................................ 225,789,611 147,256,426
Swaps — Centrally cleared ............................................................................. — 4,025,588
Swaps — OTC
(c)
.................................................................................... 91,731,283 87,431,707
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 374,591,537 $ 337,139,691
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(77,710,399) (22,651,809)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 296,881,138 $ 314,487,882
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
ANZ Banking Group Ltd. ........................... $ 84,130 $ — $ — $ — $ 84,130
Bank of America NA .............................. 47,197,705 (36,084,489) — (4,310,000) 6,803,216
Bank of Montreal ................................ 341,217 — — — 341,217
Barclays Bank plc ................................ 53,945,907 (47,991,743) — (5,370,000) 584,164
BNP Paribas SA ................................. 9,364,157 (9,364,157) — — —
Citibank NA .................................... 32,348,813 (23,692,843) (1,910,970) (6,745,000) —
Citigroup Global Markets, Inc. ........................ 455,175 (455,175) — — —
Commonwealth Bank of Australia ..................... 1,010 — — — 1,010
Credit Suisse International .......................... 4,270,119 (3,116,235) — (1,130,000) 23,884
Deutsche Bank AG ............................... 11,812,258 (11,812,258) — — —
Goldman Sachs Bank USA .......................... 2,135,003 — — — 2,135,003
Goldman Sachs International ........................ 35,230,508 (25,665,447) — (9,565,061) —
HSBC Bank plc .................................. 2,140,011 (2,140,011) — — —
JPMorgan Chase Bank NA .......................... 42,823,945 (26,827,208) — (15,996,737) —
JPMorgan Securities LLC ........................... 874,788 (591,277) — — 283,511
Merrill Lynch International & Co. ...................... 735,668 (482,045) — — 253,623
Morgan Stanley & Co. International plc .................. 28,367,921 (28,367,921) — — —
Natwest Markets plc .............................. 217,265 — — — 217,265
Nomura International plc ........................... 4,711,347 (1,462,296) — (3,249,051) —
Royal Bank of Canada ............................. 1,549,221 — — — 1,549,221
Societe Generale SA .............................. 90,730 — — — 90,730
Standard Chartered Bank ........................... 10,029,554 — — (100,000) 9,929,554
State Street Bank and Trust Co. ...................... 398,776 (193,459) — — 205,317
UBS AG ...................................... 5,253,909 (5,253,909) — — —
Wells Fargo Bank NA .............................. 2,502,001 — — (2,502,001) —
$ 296,881,138 $ (223,500,473) $ (1,910,970) $ (48,967,850) $ 2 2 , 501,84 5
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 36,084,489 $ (36,084,489) $ — $ — $ —
Barclays Bank plc ................................ 47,991,743 (47,991,743) — — —
BNP Paribas SA ................................. 46,711,933 (9,364,157) (2,016,0 20 ) — 35,331,75 6
Citibank NA .................................... 23,692,843 (23,692,843) — — —
Citigroup Global Markets, Inc. ........................ 700,334 (455,175) — — 245,159
Credit Suisse International .......................... 3,116,235 (3,116,235) — — —
Deutsche Bank AG ............................... 22,234,478 (11,812,258) ( 462 , 220 ) ( 9 , 960 , 000 ) —
Goldman Sachs International ........................ 25,665,447 (25,665,447) — — —
HSBC Bank plc .................................. 2,171,090 (2,140,011) (31,079) — —
JPMorgan Chase Bank NA .......................... 26,827,208 (26,827,208) — — —
JPMorgan Securities LLC ........................... 591,277 (591,277) — — —
Merrill Lynch International & Co. ...................... 482,045 (482,045) — — —
Morgan Stanley & Co. International plc .................. 48,606,289 (28,367,921) (1 2 ,4 16 , 368 ) ( 7 , 822 , 000 ) —
Nomura International plc ........................... 1,462,296 (1,462,296) — — —
State Street Bank and Trust Co. ...................... 193,459 (193,459) — — —
UBS AG ...................................... 27,956,716 (5,253,909) — — 22,702,807
$ 314,487,882 $ (223,500,473) $ (1 4 , 925 , 687 ) $ (1 7 , 782 , 000 ) $ 58,279,72 2
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Canada ............................................. $ — $ 26,897,569 $ — $ 26,897,569
Cayman Islands ........................................ — 1,680,545,146 66,727,500 1,747,272,646
France .............................................. — 6,801,953 — 6,801,953
Germany ............................................ — 1,435,114 — 1,435,114
Ireland .............................................. — 334,577,126 26,553,521 361,130,647
Italy ................................................ — 2,705,805 — 2,705,805
Luxembourg .......................................... — 10,299,029 — 10,299,029
Netherlands ........................................... — 19,059,754 — 19,059,754
Portugal ............................................. — 10,186,446 — 10,186,446
Spain ............................................... — 7,140,462 — 7,140,462
United Kingdom ........................................ — 71,236,657 — 71,236,657
United States .......................................... — 2,647,164,630 217,716,947 2,864,881,577
Common Stocks
Canada ............................................. 14,995,953 285,563 523,609 15,805,125
China ............................................... 9,516,395 — — 9,516,395
France .............................................. — 40,816,193 — 40,816,193
Germany ............................................ 3,655,850 89,781,088 — 93,436,938
Israel ............................................... 2,338,652 3,941,029 — 6,279,681
Italy ................................................ — 58,609,785 — 58,609,785
Japan ............................................... — — 1 1
Luxembourg .......................................... 15,837,100 8,182,298 — 24,019,398
Netherlands ........................................... 3,442,200 — — 3,442,200
Sweden ............................................. — 78,525 — 78,525
Switzerland ........................................... — 27,907,009 — 27,907,009
United Kingdom ........................................ 51,137,875 113,469,123 29 164,607,027
United States .......................................... 1,117,666,866 129,077,184 29,716,625 1,276,460,675
Corporate Bonds
Argentina ............................................ — 42,313,707 — 42,313,707
Australia ............................................. — 44,143,331 23,292,910 67,436,241
Austria .............................................. — 70,236,300 — 70,236,300
Bahrain ............................................. — 14,203,332 — 14,203,332
Belgium ............................................. — 120,412,697 — 120,412,697
Brazil ............................................... — 293,209,294 — 293,209,294
Canada ............................................. — 40,057,332 34,598,526 74,655,858
Cayman Islands ........................................ — — 94,077 94,077
Chile ............................................... — 61,548,048 — 61,548,048
China ............................................... — 315,527,096 — 315,527,096
Colombia ............................................ — 116,405,405 — 116,405,405
Cyprus .............................................. — 20,574,336 — 20,574,336
Denmark ............................................. — 18,743,089 — 18,743,089
Dominican Republic ..................................... — 7,590,903 — 7,590,903
Finland .............................................. — 2,564,497 — 2,564,497
France .............................................. — 558,659,000 — 558,659,000
Germany ............................................ — 644,869,996 — 644,869,996
Greece .............................................. — 286,890 — 286,890
Guatemala ........................................... — 12,876,572 — 12,876,572
Guernsey ............................................ — 692,245 — 692,245
Hong Kong ........................................... — 51,120,620 — 51,120,620
India ............................................... — 212,489,652 219,197 212,708,849
Indonesia ............................................ — 67,290,447 — 67,290,447
Ireland .............................................. — 51,337,052 — 51,337,052
Israel ............................................... — 64,449,688 — 64,449,688
Italy ................................................ — 306,741,020 30,351,272 337,092,292
Jamaica ............................................. — 15,370,910 — 15,370,910

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Japan ............................................... $ — $ 141,586,719 $ — $ 141,586,719
Kazakhstan ........................................... — 5,534,616 — 5,534,616
Kuwait .............................................. — 63,129,286 — 63,129,286
Luxembourg .......................................... — 235,635,316 — 235,635,316
Macau .............................................. — 35,482,487 — 35,482,487
Malaysia ............................................. — 37,560,905 — 37,560,905
Mexico .............................................. — 175,061,084 — 175,061,084
Mongolia ............................................. — 4,649,244 — 4,649,244
Morocco ............................................. — 3,834,480 — 3,834,480
Netherlands ........................................... — 215,544,574 — 215,544,574
Nigeria .............................................. — 15,291,600 — 15,291,600
Norway .............................................. — 10,212,399 — 10,212,399
Oman ............................................... — 16,206,240 — 16,206,240
Panama ............................................. — 3,465,535 — 3,465,535
Paraguay ............................................ — 7,975,493 — 7,975,493
Peru ................................................ — 25,507,762 — 25,507,762
Philippines ........................................... — 9,634,149 — 9,634,149
Portugal ............................................. — 15,168,520 — 15,168,520
Russia .............................................. — 10,489,089 — 10,489,089
Saudi Arabia .......................................... — 23,989,120 — 23,989,120
Singapore ............................................ — 27,718,245 — 27,718,245
South Africa ........................................... — 62,938,568 — 62,938,568
South Korea .......................................... — 57,271,880 — 57,271,880
Spain ............................................... — 478,722,022 2,808,667 481,530,689
Supranational ......................................... — 219,848,839 — 219,848,839
Sweden ............................................. — 101,682,608 — 101,682,608
Switzerland ........................................... — 142,810,691 — 142,810,691
Tanzania, United Republic Of ............................... — 17,151,485 — 17,151,485
Thailand ............................................. — 73,768,704 — 73,768,704
Turkey .............................................. — 5,831,070 — 5,831,070
Ukraine ............................................. — 9,681,858 — 9,681,858
United Arab Emirates .................................... — 92,574,248 — 92,574,248
United Kingdom ........................................ — 1,133,549,728 — 1,133,549,728
United States .......................................... — 3,522,427,821 203,809,580 3,726,237,401
Vietnam ............................................. — 6,620,941 — 6,620,941
Floating Rate Loan Interests
Canada ............................................. — 65,671,438 — 65,671,438
Denmark ............................................. — 2,260,332 — 2,260,332
France .............................................. — 52,080,836 — 52,080,836
Germany ............................................ — 49,502,366 — 49,502,366
Ireland .............................................. — 22,680,628 — 22,680,628
Jersey, Channel Islands ................................... — — 25,581,839 25,581,839
Luxembourg .......................................... — 107,067,236 21,532,603 128,599,839
Mexico .............................................. — — 1,943,200 1,943,200
Netherlands ........................................... — 107,958,715 — 107,958,715
Norway .............................................. — 5,705,137 — 5,705,137
Spain ............................................... — 8,557,171 46,636,760 55,193,931
Sweden ............................................. — 30,068,874 — 30,068,874
United Kingdom ........................................ — 101,912,966 60,977,429 162,890,395
United States .......................................... — 1,518,347,026 513,395,336 2,031,742,362
Foreign Agency Obligations ................................. — 765,880,638 — 765,880,638
Foreign Government Obligations .............................. — 2,042,934,432 — 2,042,934,432
Investment Companies .................................... 1,145,418,123 — — 1,145,418,123
Municipal Bonds ......................................... — 749,668,555 — 749,668,555
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 4,833,631 28,227,216 33,060,847
Ireland .............................................. — 55,619,622 — 55,619,622
Netherlands ........................................... — 18,257,931 — 18,257,931
Switzerland ........................................... — 30,377 — 30,377
United Kingdom ........................................ — 125,064,800 — 125,064,800
United States .......................................... — 2,895,333,429 254,199,575 3,149,533,004
Preferred Securities
Brazil ............................................... — — 11,508,625 11,508,625
China ............................................... — — 49,065,049 49,065,049
Germany ............................................ — 21,721,719 17,078,652 38,800,371
Israel ............................................... — — 8,537,290 8,537,290

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Jersey, Channel Islands ................................... $ — $ — $ 12,245,614 $ 12,245,614
Spain ............................................... — 2,780,217 — 2,780,217
United States .......................................... 13,326,091 74,121,818 189,182,720 276,630,629
U.S. Government Sponsored Agency Securities .................... — 6,960,000,465 — 6,960,000,465
U.S. Treasury Obligations ................................... — 11,053,223,640 — 11,053,223,640
Warrants .............................................. 7,940,354 937,900 1,111,621 9,989,875
Short-Term Securities
Borrowed Bond Agreements ................................. — 206,312,015 — 206,312,015
Money Market Funds ...................................... 2,377,415,717 — — 2,377,415,717
Options Purchased
Credit contracts .......................................... — 451,319 — 451,319
Equity contracts .......................................... 68,325,316 417,378 — 68,742,694
Foreign currency exchange contracts ........................... — 27,722,142 — 27,722,142
Interest rate contracts ...................................... 5,163,359 123,710,097 — 128,873,456
Unfunded SPAC PIPE commitments
(a)
................................ — — 1,225,849 1,225,849
Unfunded Floating Rate Loan Interests
(b)
.............................. — 22,656 106,414 129,070
Liabilities
Investments
Borrowed Bonds ......................................... — (201,240,530) — (201,240,530)
TBA Sale Commitments .................................... — (3,998,785,892) — (3,998,785,892)
Unfunded Floating Rate Loan Interests
(b)
.............................. — (5,240) (2,776) (8,016)
$ 4,836,179,851 $ 38,453,294,117 $ 1,878,965,477 $ 45,168,439,445
Investments valued at NAV
(c)
...................................... 185,728,613
$ —
$ 45,354,168,058
$ —
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 18,600,759 $ — $ 18,600,759
Equity contracts ........................................... 333,349 1,224,740 — 1,558,089
Foreign currency exchange contracts ............................ — 52,848,919 — 52,848,919
Interest rate contracts ....................................... 67,714,265 283,573,749 — 351,288,014
Other contracts ........................................... — 13,652,387 — 13,652,387
Liabilities
Commodity contracts ....................................... (3,247,351) — — (3,247,351)
Credit contracts ........................................... — (46,146,065) — (46,146,065)
Equity contracts ........................................... (30,849,665) (2,997,703) — (33,847,368)
Foreign currency exchange contracts ............................ — (118,776,096) — (118,776,096)
Interest rate contracts ....................................... (24,275,806) (258,826,447) — (283,102,253)
Other contracts ........................................... — (31,686,501) — (31,686,501)
$ 9,674,792 $ (88,532,258) $ — $ (78,857,466)
(a)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2021
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2020 ..................... $ 365,339,084 $ 84,412,431 $ 155,637,040 $ 350,724,042 $ 40,352,808 $ 367,322 $ 70,808,699 $ (8,595) $ — $ 1,221,867 $ 1,068,854,698
Transfers into Level 3 ............ 47,309,237 — 25,285 9,838,015 160 — — — — — 57,172,697
Transfers out of Level 3 ........... (144,926,305) (67,904,803) (15,396,794) (12,894,645) (3,468,429) — (13,587,508) — — — (258,178,484)
Other
(a)
..................... — (8,220,862) — — — — 8,220,862 — — — —
Accrued discounts/premiums ........ 859,390 — 368,164 338,480 211,182 — — — — — 1,777,216
Net realized gain (loss) ........... 2,881,848 (145,111) 1,574,793 1,452,161 897,943 (367,322) 5,801,202 — — — 12,095,514
Net change in unrealized appreciation
(depreciation)
(b)(c)
............. (11,877,937) (655,218) 9,119,007 3,214,363 1,146,178 — 41,295,477 112,233 1,225,849 (1,357,737) 42,222,215
Purchases .................... 222,064,664 29,867,015 174,837,547 503,188,550 256,895,135 — 184,627,754 — — 1,247,491 1,372,728,156
Sales ....................... (170,652,013) (7,113,188) (30,990,813) (185,793,799) (13,608,186) — (9,548,536) — — — (417,706,535)
Closing balance, as of December 31, 2021
$ 310,997,968 $ 30,240,264 $ 295,174,229 $ 670,067,167 $ 282,426,791 $ — $ 287,617,950 $ 103,638 $ 1,225,849 $ 1,111,621 $ 1,878,965,477
Net change in unrealized appreciation
(depreciation) on investments still held
at December 31, 2021
(c)
........
$ (10,444,914) $ 372,164 $ 4,863,007 $ (450,094) $ (771,292) $ — $ 41,286,887 $ 112,233 $ 1,225,849 $ (605,518) $ 35,588,322
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $1,055,734,964 . A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 30,240,147 Market Revenue Multiple 22.00x —
Volatility 35% - 67% 44%
Time to Exit 0.8 – 3.0 1.6
Recent Transactions $0.01 - $67.84 $67.84
Corporate Bonds
(b)
............................. 283,261,025 Income Discount Rate 4% – 11% 7%
Market Recent Transactions $97.50 - $113.85 $106.03
Floating Rate Loan Interests ....................... 220,999,770 Income Discount Rate 3% – 12% 8%
Market Recent Transactions $98.00 —
Preferred Stocks .............................. 287,617,950 Market Revenue Multiple 1.50x – 22.00x 5.99x
EBITDA Multiple 15.50x —
Time to Exit 0.5 – 5.0 3.4
Volatility 42% – 75% 60%
Recent Transactions $5.32 - $990.00 $580.53
Warrants ................................... 1,111,621 Market Time to Exit 0.5 - 2.1 1.3
Volatility 33% - 54% 43%
Recent Transactions $1.00 —
$ 823,230,513
(b)
For the period end December 31, 2021, the valuation technique for investments classified as Corporate Bonds amounting to $25,807,277 changed to Discount Counted Cash Flow Price approach. The investments were previously valued utilizing vendor pricing approach. The change was due to consideration of the information that was available at the time the investments were valued.

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 7.4%
Argentina — 0.0%
Tarjeta Naranja SA, (Argentina Deposit
Rates Badlar Private Banks ARS
30 to 35 Days + 3.50%), 5.81%
,
04/11/22
(a)(b)
............... USD 193 $ 4,810
Brazil — 2.3%
Klabin Austria GmbH, 3.20%
,
01/12/31
(c)
................ 200 185,000
Petrobras Global Finance BV, 6.85%
,
06/05/15 ................. 549 545,157
730,157
Kazakhstan — 1.8%
Development Bank of Kazakhstan JSC,
8.95%
,
05/04/23
(a)
........... KZT 258,500 577,741
Panama — 0.7%
Cable Onda SA, 4.50%
,
01/30/30
(c)
.. USD 200 205,850
South Africa — 0.7%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23
(c)
..... 219 225,338
Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(c)(d)
............... 30 29,940
United States — 1.8%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(a)
................ 543 558,796
Total Corporate Bonds — 7.4%
(Cost: $2,596,289) .............................. 2,332,632
Foreign Agency Obligations — 0.1%
Ukraine — 0.1%
Ukreximbank Via Biz Finance plc,
9.63%
,
04/27/22
(c)
........... 32 32,516
Total Foreign Agency Obligations — 0.1%
(Cost: $32,682) ................................ 32,516
Foreign Government Obligations — 84.5%
Argentina — 1.2%
Argentine Republic (The), 2.00%
,
01/09/38
(d)
................ 200 76,400
Province of Salta Argentina, 5.00%
,
12/01/27
(a)(d)
............... 300 213,637
Provincia de Buenos Aires
(b)(e)(f)
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.83%), 37.98%, 05/31/22 .. ARS 3,927 19,532
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.75%), 38.00%, 04/12/25
(a)(c)
14,851 71,084
380,653
Benin — 1.3%
Benin Government Bond
4.95%, 01/22/35
(a)
........... EUR 365 396,541
Brazil — 3.9%
Federative Republic of Brazil
10.00%, 01/01/23 ........... BRL 2 331,470
10.00%, 01/01/25 ........... 2 358,530
Security
Par (000)
Par (000) Value
Brazil (continued)
10.00%, 01/01/27 ........... BRL 2 $ 305,494
10.00%, 01/01/29 ........... 1 161,884
10.00%, 01/01/31 ........... —
(g)
84,521
1,241,899
Chile — 4.0%
Bonos de la Tesoreria de la Republica
en pesos
4.50%, 03/01/26 ............ CLP 270,000 304,783
6.00%, 01/01/43 ............ 50,000 59,689
Republic of Chile
5.00%, 10/01/28
(a)(c)
.......... 215,000 243,712
4.70%, 09/01/30
(a)(c)
.......... 160,000 176,123
2.55%, 01/27/32 ............ USD 232 230,811
3.10%, 05/07/41 ............ 263 257,132
1,272,250
China — 3.4%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 172,640
3.02%, 05/27/31 ............ 4,130 659,039
3.72%, 04/12/51 ............ 1,510 251,372
1,083,051
Colombia — 2.6%
Republic of Colombia
7.75%, 09/18/30 ............ COP 1,971,600 471,807
7.00%, 06/30/32 ............ 861,900 193,005
4.13%, 05/15/51 ............ USD 201 163,539
828,351
Costa Rica — 1.2%
Republic of Costa Rica, 6.13%
,
02/19/31
(c)
................ 364 367,936
Czech Republic — 1.8%
Czech Republic
1.00%, 06/26/26
(c)
........... CZK 4,200 173,693
2.50%, 08/25/28
(c)
........... 1,360 59,927
2.00%, 10/13/33 ............ 8,250 345,989
579,609
Dominican Republic — 1.9%
Dominican Republic Government
Bond
(a)
4.88%, 09/23/32 ............ USD 336 341,418
5.88%, 01/30/60 ............ 250 240,125
581,543
Ecuador — 1.8%
Republic of Ecuador
(d)
5.00%, 07/31/30
(a)
........... 334 275,483
1.00%, 07/31/35
(a)
........... 211 137,700
1.00%, 07/31/35
(c)
........... 215 139,970
553,153
Egypt — 6.7%
Arab Republic of Egypt
14.85%, 04/10/23 ........... EGP 8,474 545,773
5.25%, 10/06/25
(a)
........... USD 321 323,408
15.43%, 07/28/35 ........... EGP 2,567 162,348
8.50%, 01/31/47
(c)
........... USD 437 386,395
7.90%, 02/21/48
(c)
........... 259 216,317
8.75%, 09/30/51
(a)
........... 200 178,460
7.50%, 02/16/61
(c)
........... 382 310,948
2,123,649

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
El Salvador — 0.4%
Republic of El Salvador, 9.50%
,
07/15/52
(c)
................ USD 210 $ 128,074
Gabon — 4.6%
Gabonese Republic
6.95%, 06/16/25
(c)
........... 872 902,956
6.63%, 02/06/31
(a)
........... 200 192,912
7.00%, 11/24/31
(a)
........... 360 351,900
1,447,768
Ghana — 5.0%
Republic of Ghana
20.75%, 01/16/23 ........... GHS 1,634 266,008
17.60%, 02/20/23 ........... 2,361 372,675
7.63%, 05/16/29
(c)
........... USD 416 345,150
8.88%, 05/07/42
(a)
........... 369 296,653
8.95%, 03/26/51
(c)
........... 363 290,014
1,570,500
Hungary — 1.1%
Hungary Government Bond, 4.00%
,
04/28/51 ................. HUF 130,000 346,148
Indonesia — 5.8%
Republic of Indonesia
8.25%, 05/15/29 ............ IDR 4,173,000 326,608
7.00%, 09/15/30 ............ 5,127,000 373,036
6.50%, 02/15/31 ............ 6,681,000 472,041
8.38%, 03/15/34 ............ 4,622,000 363,696
7.50%, 06/15/35 ............ 449,000 33,010
4.75%, 07/18/47
(c)
........... USD 200 241,725
1,810,116
Ivory Coast — 1.8%
Republic of Cote d'Ivoire
(c)
6.13%, 06/15/33 ............ 200 210,600
6.88%, 10/17/40 ............ EUR 193 229,522
6.63%, 03/22/48 ............ 100 113,089
553,211
Jamaica — 1.8%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 501 574,678
Jordan — 0.9%
Hashemite Kingdom of Jordan, 5.85%
,
07/07/30
(c)
................ 276 279,019
Mexico — 3.6%
Mex Bonos Desarr Fix Rt , 7.75%
,
11/23/34 .................. MXN 104 510,613
United Mexican States
7.50%, 06/03/27 ............ 35 171,615
8.00%, 11/07/47 ............ 46 222,502
5.75%, 10/12/10 ............ USD 196 225,314
1,130,044
Morocco — 0.6%
Kingdom of Morocco, 3.00%
,
12/15/32
(c)
200 190,538
Oman — 5.4%
Oman Government Bond
6.75%, 10/28/27
(a)
........... 204 228,480
7.38%, 10/28/32
(a)
........... 309 359,491
6.50%, 03/08/47
(c)
........... 288 285,206
7.00%, 01/25/51
(c)
........... 437 456,796
7.00%, 01/25/51
(a)
........... 342 357,493
1,687,466
Security
Par (000)
Par (000) Value
Panama — 0.7%
Republic of Panama, 4.50%
,
04/16/50 USD 200 $ 220,162
Paraguay — 1.6%
Republic of Paraguay
(c)
4.95%, 04/28/31 ............ 200 224,725
6.10%, 08/11/44 ............ 235 288,580
513,305
Peru — 0.4%
Republic of Peru, 2.78%
,
01/23/31 .. 140 139,020
Qatar — 1.4%
State of Qatar, 4.40%
,
04/16/50
(c)
... 367 454,162
Russia — 2.5%
Russian Federation
7.05%, 01/19/28 ............ RUB 42,817 534,774
7.70%, 03/23/33 ............ 7,031 89,782
7.25%, 05/10/34 ............ 14,234 174,744
799,300
Saudi Arabia — 0.9%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(c)
................ USD 287 289,422
Senegal — 1.4%
Republic of Senegal
5.38%, 06/08/37
(a)
........... EUR 211 227,612
6.75%, 03/13/48
(c)
........... USD 200 195,662
423,274
Serbia — 0.4%
Republic of Serbia, 1.00%
,
09/23/28
(a)
EUR 118 126,618
South Africa — 5.5%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 2,480 172,289
8.88%, 02/28/35 ............ 12,721 717,193
5.65%, 09/27/47 ............ USD 231 221,298
8.75%, 02/28/48 ............ ZAR 11,640 609,996
1,720,776
Sri Lanka — 0.6%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(c)
...... USD 361 181,245
Turkey — 0.1%
Republic of Turkey, 11.70%
,
11/13/30 TRY 463 20,213
Ukraine — 5.0%
Ukraine Government Bond
16.00%, 05/24/23
(a)
.......... UAH 2,518 95,931
6.88%, 05/21/29
(a)
........... USD 200 177,250
4.38%, 01/27/30
(a)
........... EUR 317 289,806
7.25%, 03/15/33
(c)
........... USD 200 175,500
0.00%, 05/31/40
(b)(c)
.......... 918 832,110
1,570,597
Uruguay — 1.9%
Oriental Republic of Uruguay
9.88%, 06/20/22
(a)
........... UYU 10,651 240,279
4.38%, 01/23/31 ............ USD 309 355,756
596,035
Zambia — 1.3%
Republic of Zambia
(c)(e)(f)
8.50%, 04/14/24 ............ 200 156,937

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Zambia (continued)
8.97%, 07/30/27 ............ USD 337 $ 259,027
415,964
Total Foreign Government Obligations — 84.5%
(Cost: $27,863,116) .............................. 26,596,290
Total Long-Term Investments — 92.0%
(Cost: $30,492,087) .............................. 28,961,438
Short-Term Securities — 2.0%
Australia — 0.0%
ANZ Bank, (0.33)%, 01/04/22 ..... AUD 8 5,980
Canada — 0.0%
Royal Bank of Canada,
0.01%, 01/04/22 ............ CAD —
(g)
72
Europe — 0.1%
Citibank NA, (0.97)%, 01/03/22 .... EUR 9 9,836
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.34)%, 01/04/22 ........... JPY 5 43
Security
Par (000)
Par (000) Value
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.20%, 01/03/22 ............ ZAR 137 $ 8,570
Switzerland — 0.0%
BNP Paribas NA, (1.61)%, 01/03/22 . CHF 5 5,143
United Kingdom — 0.1%
Citibank NA, 0.01%, 01/04/22 ..... GBP 27 36,446
United States — 1.8%
Royal Bank of Canada,
0.08%, 01/03/22 ............ USD 579 578,506
Total Short-Term Securities — 2.0%
(Cost: $644,596) ................................ 644,596
Total Options Purchased — 0.0%
(Cost: $41,134 ) ................................ 12,563
Total Investments — 94.0%
(Cost: $31,177,817) .............................. 29,618,597
Other Assets Less Liabilities — 6.0% ................... 1,876,924
Net Assets — 100.0% .............................. $ 31,495,521
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Rounds to less than 1,000.

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 15 03/22/22 $ 1,955 $ (10,176)
Short Contracts
Euro-BTP ............................................................... 19 03/08/22 3,180 61,839
$ 51,663
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 893,417 USD 636,948 Bank of America NA 01/11/22 $ 13,070
AUD 2,322,544 USD 1,662,085 Barclays Bank plc 01/11/22 27,715
AUD 773,394 USD 544,226 JPMorgan Chase Bank NA 01/11/22 18,467
AUD 2,095,796 USD 1,476,463 UBS AG 01/11/22 48,363
BRL 580,000 USD 101,529 Bank of America NA 01/11/22 2,455
BRL 2,327,948 USD 414,125 Citibank NA 01/11/22 3,234
BRL 1,811,869 USD 315,740 Morgan Stanley & Co. International plc 01/11/22 9,096
BRL 8,322,724 USD 1,452,255 Standard Chartered Bank 01/11/22 39,861
BRL 1,551,513 USD 271,898 UBS AG 01/11/22 6,261
CHF 4,113,030 USD 4,462,192 Morgan Stanley & Co. International plc 01/11/22 52,470
CLP 100,571,485 USD 114,749 JPMorgan Chase Bank NA 01/11/22 3,200
CNY 10,313,447 USD 1,619,134 Standard Chartered Bank 01/11/22 2,609
CZK 3,573,783 USD 159,307 Citibank NA 01/11/22 4,147
CZK 3,590,355 USD 159,941 Goldman Sachs International 01/11/22 4,271
CZK 20,317,828 USD 900,600 HSBC Bank plc 01/11/22 28,676
CZK 2,510,000 USD 112,505 Morgan Stanley & Co. International plc 01/11/22 2,295
CZK 7,913,786 USD 351,240 Societe Generale SA 01/11/22 10,713
EGP 2,765,269 USD 174,796 Standard Chartered Bank 01/11/22 955
EUR 188,671 USD 213,849 BNP Paribas SA 01/11/22 982
EUR 232,503 USD 263,039 Citibank NA 01/11/22 1,702
EUR 112,804 USD 126,756 Deutsche Bank AG 01/11/22 1,689
EUR 1,595,488 USD 1,802,941 Goldman Sachs International 01/11/22 13,770
EUR 60,000 USD 67,923 Morgan Stanley & Co. International plc 01/11/22 396
GBP 892,574 USD 1,185,621 Deutsche Bank AG 01/11/22 22,505
GBP 40,000 USD 53,277 Standard Chartered Bank 01/11/22 864
HUF 103,774,448 USD 315,865 Bank of America NA 01/11/22 3,741
HUF 296,520,000 USD 903,415 UBS AG 01/11/22 9,813
IDR 7,384,081,617 USD 512,041 Deutsche Bank AG 01/11/22 6,541
INR 100,341,613 USD 1,329,948 BNP Paribas SA 01/11/22 15,898
MXN 11,692,093 USD 550,507 Barclays Bank plc 01/11/22 19,881
MXN 11,159,845 USD 529,738 Deutsche Bank AG 01/11/22 14,685
MXN 6,779,451 USD 319,005 Goldman Sachs International 01/11/22 11,724
MXN 21,000,568 USD 993,650 HSBC Bank plc 01/11/22 30,843
MXN 23,822,404 USD 1,117,867 UBS AG 01/11/22 44,287
MYR 5,151,917 USD 1,212,558 Barclays Bank plc 01/11/22 23,699
NZD 942,276 USD 635,151 Citibank NA 01/11/22 10,167
NZD 471,120 USD 318,857 JPMorgan Chase Bank NA 01/11/22 3,790
NZD 1,033,657 USD 703,060 Morgan Stanley & Co. International plc 01/11/22 4,840
PEN 1,016,232 USD 248,796 Deutsche Bank AG 01/11/22 5,740
PLN 1,307,380 USD 317,352 Barclays Bank plc 01/11/22 7,006
PLN 60,000 USD 14,638 HSBC Bank plc 01/11/22 248
PLN 7,546,668 USD 1,849,467 UBS AG 01/11/22 22,841
RON 2,383,793 USD 542,703 JPMorgan Chase Bank NA 01/11/22 5,461
THB 23,891,670 USD 705,977 HSBC Bank plc 01/11/22 9,196
TRY 3,085,881 USD 212,269 Goldman Sachs International 01/11/22 19,873
TRY 8,253,421 USD 552,179 JPMorgan Chase Bank NA 01/11/22 68,703
TRY 3,070,133 USD 210,543 UBS AG 01/11/22 20,414

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 498,179 CLP 420,762,328 Bank of America NA 01/11/22 $ 4,715
USD 416,739 CLP 351,560,847 Natwest Markets plc 01/11/22 4,433
USD 292,572 COP 1,162,580,057 Standard Chartered Bank 01/11/22 6,866
USD 1,052,811 JPY 119,636,188 Bank of America NA 01/11/22 12,719
USD 1,444,734 JPY 163,822,385 Barclays Bank plc 01/11/22 20,496
USD 942,798 JPY 107,822,419 Standard Chartered Bank 01/11/22 5,412
USD 993,078 RUB 73,977,093 Bank of America NA 01/11/22 9,602
USD 449,166 TRY 5,318,080 Barclays Bank plc 01/11/22 49,102
USD 91,652 ZAR 1,447,596 Toronto Dominion Bank 01/11/22 894
ZAR 5,552,801 USD 347,163 Bank of America NA 01/11/22 975
ZAR 15,040,176 USD 936,358 Barclays Bank plc 01/11/22 6,600
ZAR 5,933,250 USD 371,539 JPMorgan Chase Bank NA 01/11/22 451
ZAR 6,673,253 USD 417,385 Royal Bank of Canada 01/11/22 1,001
802,423
CLP 135,734,901 USD 159,332 Natwest Markets plc 01/11/22 (144)
CNY 3,471,758 USD 546,123 Morgan Stanley & Co. International plc 01/11/22 (205)
COP 308,684,426 USD 78,065 Deutsche Bank AG 01/11/22 (2,211)
COP 262,374,231 USD 66,378 JPMorgan Chase Bank NA 01/11/22 (1,899)
COP 1,377,254,460 USD 353,777 Natwest Markets plc 01/11/22 (15,315)
HUF 118,338,442 USD 366,759 Bank of America NA 01/11/22 (2,298)
HUF 72,214,367 USD 222,959 JPMorgan Chase Bank NA 01/11/22 (552)
JPY 108,440,164 USD 956,424 Barclays Bank plc 01/11/22 (13,668)
JPY 403,896,100 USD 3,569,951 Goldman Sachs International 01/11/22 (58,562)
JPY 90,456,489 USD 796,364 Morgan Stanley & Co. International plc 01/11/22 (9,955)
KRW 203,835,615 USD 172,453 BNP Paribas SA 01/11/22 (1,083)
PHP 416,519 USD 8,243 Barclays Bank plc 01/11/22 (120)
PHP 14,454,642 USD 286,685 BNP Paribas SA 01/11/22 (4,797)
RUB 42,253,732 USD 567,715 Bank of America NA 01/11/22 (5,980)
THB 19,680,872 USD 589,954 Standard Chartered Bank 01/11/22 (827)
USD 1,647,898 AUD 2,312,924 JPMorgan Chase Bank NA 01/11/22 (34,902)
USD 1,022,435 AUD 1,435,781 Morgan Stanley & Co. International plc 01/11/22 (22,188)
USD 633,152 AUD 883,011 Natwest Markets plc 01/11/22 (9,295)
USD 712,974 AUD 1,012,046 UBS AG 01/11/22 (23,354)
USD 240,790 BRL 1,346,923 Citibank NA 01/11/22 (689)
USD 2,031,031 BRL 11,639,633 Standard Chartered Bank 01/11/22 (55,747)
USD 456,354 CAD 584,122 Royal Bank of Canada 01/11/22 (5,419)
USD 908,794 CHF 838,696 Barclays Bank plc 01/11/22 (11,800)
USD 1,387,364 CHF 1,279,612 BNP Paribas SA 01/11/22 (17,199)
USD 1,056,262 CHF 975,288 JPMorgan Chase Bank NA 01/11/22 (14,262)
USD 1,634,091 CNY 10,445,465 HSBC Bank plc 01/11/22 (8,411)
USD 631,926 CNY 4,029,953 Standard Chartered Bank 01/11/22 (1,766)
USD 330,710 CNY 2,110,000 State Street Bank and Trust Co. 01/11/22 (1,078)
USD 329,781 CZK 7,430,000 UBS AG 01/11/22 (10,045)
USD 33,979 EUR 30,000 Bank of America NA 01/11/22 (181)
USD 905,464 EUR 800,465 Deutsche Bank AG 01/11/22 (5,989)
USD 397,480 EUR 351,660 Goldman Sachs International 01/11/22 (2,938)
USD 33,841 EUR 30,000 HSBC Bank plc 01/11/22 (319)
USD 22,641 EUR 20,000 Morgan Stanley & Co. International plc 01/11/22 (132)
USD 79,013 EUR 70,000 Royal Bank of Canada 01/11/22 (693)
USD 26,516 GBP 20,000 HSBC Bank plc 01/11/22 (555)
USD 1,250,107 GBP 944,596 Westpac Banking Corp. 01/11/22 (28,432)
USD 539,820 HUF 175,916,696 Deutsche Bank AG 01/11/22 (1,971)
USD 268,128 HUF 87,165,328 Natwest Markets plc 01/11/22 (325)
USD 306 HUF 100,000 Societe Generale SA 01/11/22 (2)
USD 161,574 INR 12,266,048 Bank of America NA 01/11/22 (2,946)
USD 568,919 INR 43,169,597 Barclays Bank plc 01/11/22 (10,100)
USD 128,347 INR 9,705,343 Deutsche Bank AG 01/11/22 (1,827)
USD 1,841,390 JPY 212,060,887 Deutsche Bank AG 01/11/22 (2,223)
USD 91,461 MXN 1,926,026 Deutsche Bank AG 01/11/22 (2,498)
USD 314,311 MXN 6,606,542 HSBC Bank plc 01/11/22 (7,983)
USD 314,603 MXN 6,703,530 Morgan Stanley & Co. International plc 01/11/22 (12,422)
USD 318,658 MXN 6,670,081 Natwest Markets plc 01/11/22 (6,736)

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,253,168 MXN 26,594,807 UBS AG 01/11/22 $ (44,234)
USD 564,462 NZD 841,563 Barclays Bank plc 01/11/22 (11,882)
USD 172,527 NZD 255,565 Goldman Sachs International 01/11/22 (2,497)
USD 1,398,160 NZD 2,062,442 HSBC Bank plc 01/11/22 (14,303)
USD 631,826 NZD 932,654 Royal Bank of Canada 01/11/22 (6,902)
USD 751,915 TRY 10,600,875 HSBC Bank plc 01/11/22 (45,559)
USD 172,856 TRY 2,708,521 Societe Generale SA 01/11/22 (30,898)
USD 173,453 TRY 2,456,870 UBS AG 01/11/22 (11,370)
USD 952,223 ZAR 15,320,245 Barclays Bank plc 01/11/22 (8,294)
USD 554,724 ZAR 8,916,936 Goldman Sachs International 01/11/22 (4,332)
USD 867,569 ZAR 13,870,909 Royal Bank of Canada 01/11/22 (2,080)
ZAR 4,287,015 USD 273,829 JPMorgan Chase Bank NA 01/11/22 (5,051)
ZAR 1,578,275 USD 99,468 Morgan Stanley & Co. International plc 01/11/22 (517)
(609,962)
$ 192,461
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 201 01/21/22 USD 132.50 USD 20,100 $ 12,563
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ................... 5.00 % Quarterly 12/20/26 USD 4,954 $ (464,181) $ (446,543) $ (17,638)
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 7,157 (979,561) (944,073) (35,488)
$ (1,443,742) $ (1,390,616) $ (53,126)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.83% Annual 1 day SONIA Annual N/A 12/04/23 GBP 5,128 $ 18,510 $ 332 $ 18,178
0.99% Annual 1 day SONIA Annual N/A 12/01/26 GBP 1,341 3,827 — 3,827
(0.11)% Annual
6 month
EURIBOR Semi-Annual N/A 12/03/26 EUR 2,357 15,054 — 15,054
0.87% Annual 1 day SONIA Annual N/A 12/07/26 GBP 867 9,605 (603) 10,208
3.52% Annual 6 month BUBOR Semi-Annual N/A 12/15/31 HUF 33,727 8,083 — 8,083
1.85% Annual 6 month WIBOR Semi-Annual N/A 12/15/31 PLN 915 32,005 — 32,005
0.10% Annual
6 month
EURIBOR Semi-Annual N/A 12/17/31 EUR 1,053 23,617 — 23,617
0.15% Annual
6 month
EURIBOR Semi-Annual N/A 12/20/31 EUR 446 7,617 — 7,617
4.47% Annual 6 month BUBOR Semi-Annual 03/16/22
(a)
03/16/32 HUF 189,263 1,785 — 1,785
3.46% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/32 PLN 1,061 2,512 — 2,512

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.89% Annual 1 day SONIA Annual N/A 12/29/51 GBP 109 $ (2,257) $ — $ (2,257)
$ 120,358 $ (271) $ 120,629
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.EM.36.V1 ......... 1.00 % Quarterly Bank of America NA 12/20/26 USD 1,687 $ 67,554 $ 55,552 $ 12,002
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 1,600 (46,462) (41,067) (5,395)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 510 (14,798) (13,838) (960)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 320 (9,292) (7,986) (1,306)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 230 (6,679) (5,854) (825)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 400 (11,616) (9,883) (1,733)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 443 (12,863) (10,835) (2,028)
People's Republic of China ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 1,550 (45,022) (40,219) (4,803)
$ – $ – $ –
$ (79,178) $ (74,130) $ (5,048)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) 5.00 % Quarterly Barclays Bank plc 06/20/26 CCC+ USD 510 $ (234,667) $ (164,095) $ (70,572)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 06/20/26 CCC+ USD 600 (276,234) (202,152) (74,082)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 06/20/26 CCC+ USD 580 (266,876) (198,020) (68,856)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 1,300 (598,170) (420,414) (177,756)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 270 (124,235) (92,728) (31,507)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 230 (105,830) (75,598) (30,232)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 270 (124,235) (93,430) (30,805)
$ (1,730,247) $ (1,246,437) $ (483,810)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SONIA ......................................... Sterling Overnight Index Average 0.19%
6 month BUBOR ...................................... Budapest Interbank Offered Rate 4.47
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 2.74

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 332 $ (1,391,219) $ 122,886 $ (55,383) $ —
OTC Swaps ..................................................... 55,552 (1,376,119) 12,002 (500,860) —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 61,839 $ — $ 61,839
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 802,423 — — 802,423
Options purchased
Investments at value — unaffiliated
(b)
........... — — — — 12,563 — 12,563
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 122,886 — 122,886
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 67,554 — — — — 67,554
$ — $ 67,554 $ — $ 802,423 $ 197,288 $ — $ 1,067,265
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 10,176 — 10,176
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 609,962 — — 609,962
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 53,126 — — 2,257 — 55,383
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,876,979 — — — — 1,876,979
$ — $ 1,930,105 $ — $ 609,962 $ 12,433 $ — $ 2,552,500
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 217,370 $ — $ 217,370
Forward foreign currency exchange contracts .... — — — (1,542,523) — — (1,542,523)
Options purchased
(a)
.................... — — — (544,127) (116,441) — (660,568)
Swaps .............................. — (1,613,007) — — (1,586,870) — (3,199,877)
$ — $ (1,613,007) $ — $ (2,086,650) $ (1,485,941) $ — $ (5,185,598)

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 51,663 — 51,663
Forward foreign currency exchange contracts .... — — — 361,389 — — 361,389
Options purchased
(b)
.................... — — — — (28,571) — (28,571)
Swaps .............................. — (127,917) — — 164,292 — 36,375
$ — $ (127,917) $ — $ 361,389 $ 187,384 $ — $ 420,856
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 488,731
Average notional value of contracts — short ................................................................................. 3,713,601
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 211,629,289
Average amounts sold — in USD ........................................................................................ 205,501,130
Options
Average value of option contracts purchased ................................................................................ 24,623
Credit default swaps
Average notional value — buy protection ................................................................................... 40,301,204
Average notional value — sell protection ................................................................................... 6,027,056
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 20,296,028
Average notional value — receives fixed rate ................................................................................ 377,834
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 938 $ 2,053
Forward foreign currency exchange contracts ................................................................. 802,423 609,962
Options
(a)
......................................................................................... 12,563 —
Swaps — Centrally cleared ............................................................................. — 17,729
Swaps — OTC
(b)
.................................................................................... 67,554 1,876,979
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 883,478 $ 2,506,723
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(13,501) (19,782)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 869,977 $ 2,486,941
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 114,831 $ (11,405) $ — $ (103,426) $ —
Barclays Bank plc ................................ 154,499 (154,499) — — —
BNP Paribas SA ................................. 16,880 (16,880) — — —
Citibank NA .................................... 19,250 (19,250) — — —
Deutsche Bank AG ............................... 51,160 (16,719) — — 34,441
Goldman Sachs International ........................ 49,638 (49,638) — — —
HSBC Bank plc .................................. 68,963 (68,963) — — —
JPMorgan Chase Bank NA .......................... 100,072 (100,072) — — —
Morgan Stanley & Co. International plc .................. 69,097 (45,419) — — 23,678
Natwest Markets plc .............................. 4,433 (4,433) — — —
Royal Bank of Canada ............................. 1,001 (1,001) — — —
Societe Generale SA .............................. 10,713 (10,713) — — —
Standard Chartered Bank ........................... 56,567 (56,567) — — —
Toronto Dominion Bank ............................ 894 — — — 894
UBS AG ...................................... 151,979 (89,003) — — 62,976
$ 869,977 $ (644,562) $ — $ (103,426) $ 121,989
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 11,405 $ (11,405) $ — $ — $ —
Barclays Bank plc ................................ 833,641 (154,499) — (679,142) —
BNP Paribas SA ................................. 23,079 (16,880) — — 6,199
Citibank NA .................................... 824,804 (19,250) — (805,554) —
Deutsche Bank AG ............................... 16,719 (16,719) — — —
Goldman Sachs International ........................ 68,329 (49,638) — — 18,691
HSBC Bank plc .................................. 77,130 (68,963) — — 8,167
JPMorgan Chase Bank NA .......................... 331,753 (100,072) — (231,681) —
Morgan Stanley & Co. International plc .................. 45,419 (45,419) — — —
Natwest Markets plc .............................. 31,815 (4,433) — — 27,382
Royal Bank of Canada ............................. 15,094 (1,001) — — 14,093
Societe Generale SA .............................. 30,900 (10,713) — — 20,187
Standard Chartered Bank ........................... 58,340 (56,567) — — 1,773
State Street Bank and Trust Co. ...................... 1,078 — — — 1,078
UBS AG ...................................... 89,003 (89,003) — — —
Westpac Banking Corp. ............................ 28,432 — — — 28,432
$ 2,486,941 $ (644,562) $ — $ (1,716,377) $ 126,002
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 28,961,438 $ — $ 28,961,438
Short-Term Securities ....................................... — 644,596 — 644,596
Options Purchased
Interest rate contracts ...................................... 12,563 — — 12,563
$ 12,563 $ 29,606,034 $ — $ 29,618,597
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 12,002 $ — $ 12,002
Foreign currency exchange contracts ............................ — 802,423 — 802,423
Interest rate contracts ....................................... 61,839 122,886 — 184,725
Liabilities
Credit contracts ........................................... — (553,986) — (553,986)
Foreign currency exchange contracts ............................ — (609,962) — (609,962)
Interest rate contracts ....................................... (10,176) (2,257) — (12,433)
$ 51,663 $ (228,894) $ — $ (177,231)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
December 31, 2021

Financial Statements
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
ASSETS
Investments, at value — unaffiliated
(b) (c)
........................................................................ $ 46,533,805,386 $ 29,618,597
Investments, at value — affiliated
(d)
.......................................................................... 3,019,042,191 —
Cash   .............................................................................................. 22,223,430 —
Cash pledged:
Collateral — OTC derivatives ............................................................................. 23,163,000 2,110,000
Collateral — TBA commitments ............................................................................ 1,337,703 —
Futures contracts ..................................................................................... 302,390,170 98,000
Centrally cleared swaps ................................................................................. 316,978,080 848,000
Foreign currency, at value
(e)
............................................................................... 466,633,742 335,249
Receivables: – –
Investments sold ..................................................................................... 10,536,952,134 —
Securities lending income — affiliated ....................................................................... 49,960 —
Swaps   ........................................................................................... 2,145,654 —
TBA sale commitments ................................................................................. 4,000,065,014 —
Capital shares sold .................................................................................... 85,406,654 74,404
Dividends — affiliated .................................................................................. 107,247 —
Dividends — unaffiliated ................................................................................ 1,606,486 —
Interest — unaffiliated .................................................................................. 235,974,764 609,164
From the Manager .................................................................................... — 19,571
Variation margin on futures contracts ........................................................................ 4,221,724 938
Swap premiums paid .................................................................................... 58,835,751 55,552
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 52,848,919 802,423
OTC swaps ......................................................................................... 32,895,532 12,002
Unfunded floating rate loan interests ........................................................................ 129,070 —
Unfunded SPAC PIPE commitments ........................................................................ 1,225,849 —
Prepaid expenses ...................................................................................... 1,066,816 38,256
Total assets ..........................................................................................
65,699,105,276 34,622,156
LIABILITIES
Cash received:
Collateral — borrowed bond agreements ...................................................................... 4,230,000 —
Collateral — OTC derivatives ............................................................................. 54,466,000 290,000
Collateral — TBA commitments ............................................................................ 3,650,917 —
Borrowed bonds, at value
(f)
................................................................................ 201,240,530 —
Collateral on securities loaned .............................................................................. 159,626,687 —
Options written, at value
(g)
................................................................................. 147,256,426 —
TBA sale commitments, at value
(h)
........................................................................... 3,998,785,892 —
Payables: – –
Investments purchased ................................................................................. 15,666,837,341 —
Accounting services fees ................................................................................ 431,229 18,525
Administration fees .................................................................................... 1,952,547 68
Proxy fees .......................................................................................... 3,527,110 10,545
Capital shares redeemed ................................................................................ 123,837,250 114,194
Custodian fees ....................................................................................... 645,880 31,287
Deferred foreign capital gain tax ........................................................................... 428,291 5,418
Income dividend distributions ............................................................................. 8,317,883 57,828
Interest expense ..................................................................................... 1,566,490 —
Investment advisory fees ................................................................................ 17,016,849 —
Trustees' and Officer's fees .............................................................................. 278,960 1,995
Other affiliate fees .................................................................................... 87,558 1,355
Printing and postage fees ............................................................................... 369,117 3,602
Professional fees ..................................................................................... 160,823 58,714
Registration fees ..................................................................................... 119,725 2,432
Service and distribution fees .............................................................................. 504,029 1,581
Transfer agent fees ................................................................................... 7,022,529 8,365
Other accrued expenses ................................................................................ 319,089 14,003
Variation margin on futures contracts ........................................................................ 2,048,509 2,053
Variation margin on centrally cleared swaps ................................................................... 4,025,588 17,729
Swap premiums received ................................................................................. 35,124,876 1,376,119

Statements of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 96,377,461 609,962
OTC swaps ......................................................................................... 52,306,831 500,860
Unfunded floating rate loan interests ........................................................................ 8,016 —
Total liabilities .........................................................................................
20,592,570,433 3,126,635
NET ASSETS .........................................................................................
$ 45,106,534,843 $ 31,495,521
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 45,374,129,774 $ 51,371,796
Accumulated loss ...................................................................................... (267,594,931) (19,876,275)
NET ASSETS .........................................................................................
$ 45,106,534,843 $ 31,495,521
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ......................................................................... $ 46,740,967,772 $ 31,177,817
(c)
  Securities loaned, at value ............................................................................... $ 154,758,731 $ —
(d)
  Investments, at cost — affiliated ........................................................................... $ 3,013,411,904 $ —
(e)
  Foreign currency, at cost ................................................................................ $ 466,373,625 $ 366,599
(f)
  Proceeds received from borrowed bonds ..................................................................... $ 192,217,006 $ —
(g)
  Premiums received ................................................................................... $ 181,706,934 $ —
(h)
  Proceeds from TBA sale commitments ...................................................................... $ 4,000,065,014 $ —

Statements of Assets and Liabilities
(continued)
December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 33,577,121,727 $ 5,933,170
Shares outstanding ................................................................................
3,307,778,921 765,815
Net asset value ...................................................................................
$ 10.15 $ 7.75
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor A
Net assets .......................................................................................
$ 1,387,828,719 $ 6,017,306
Shares outstanding ................................................................................
136,763,251 776,899
Net asset value ...................................................................................
$ 10.15 $ 7.75
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor C
Net assets .......................................................................................
$ 200,734,075 $ 345,227
Shares outstanding ................................................................................
19,796,368 44,554
Net asset value ...................................................................................
$ 10.14 $ 7.75
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Class K
Net assets .......................................................................................
$ 9,940,850,322 $ 19,199,818
Shares outstanding ................................................................................
978,573,219 2,477,054
Net asset value ...................................................................................
$ 10.16 $ 7.75
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1

Statements of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets
Flexible Bond
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 10,260,554 $ —
Dividends — unaffiliated ................................................................................ 37,613,185 —
Interest — unaffiliated .................................................................................. 1,147,543,145 3,651,820
Securities lending income — affiliated — net .................................................................. 1,901,197 —
Foreign taxes withheld ................................................................................. (1,624,457) (107,472)
Total investment income ..................................................................................
1,195,693,624 3,544,348
EXPENSES
Investment advisory ................................................................................... 185,434,342 391,921
Transfer agent — class specific ........................................................................... 28,981,788 24,649
Administration ...................................................................................... 12,839,076 27,761
Administration — class specific ........................................................................... 8,217,183 13,063
Service and distribution — class specific ..................................................................... 6,135,538 22,653
Custodian .......................................................................................... 2,435,733 106,629
Accounting services ................................................................................... 1,731,375 67,066
Registration ........................................................................................ 667,122 83,258
Professional ........................................................................................ 591,573 105,227
Trustees and Officer ................................................................................... 450,438 2,170
Miscellaneous ....................................................................................... 5,292,039 67,149
Total expenses excluding dividend expense and interest expense ......................................................
252,776,207 911,546
Dividend expense — unaffiliated ............................................................................ 33,017 —
Interest expense ....................................................................................... 26,037,606 —
Total expenses ........................................................................................
278,846,830 911,546
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (2,828,270) (420,375)
Administration fees waived — class specific ................................................................... (1,327) (12,706)
Administration fees waived .............................................................................. — (8,456)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... — (12,347)
Total expenses after fees waived and/or reimbursed ...............................................................
276,017,233 457,662
Net investment income ...................................................................................
919,676,391 3,086,686

Statements of Operations
(continued)
Year Ended December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets
Flexible Bond
Fund
REALIZED AND UNREALIZED GAIN (LOSS) $ (565,470,764) $ (9,268,500)
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ 25,777,625 $ —
Investments — unaffiliated
(b)
........................................................................... 683,304,496 (4,784,708)
Borrowed bonds ................................................................................... (30,108,229) —
Capital gain distributions from underlying funds — affiliated ....................................................... 34,819 —
Forward foreign currency exchange contracts ................................................................ 371,942,012 (1,542,523)
Foreign currency transactions .......................................................................... 24,576,799 384,122
Futures contracts ................................................................................... (538,607,020) 217,370
Options written .................................................................................... 414,489,035 —
Short sales — unaffiliated ............................................................................. (3,703,159) —
Swaps   ......................................................................................... (145,962,223) (3,199,877)
801,744,155 (8,925,616)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (46,018,759) —
Investments — unaffiliated
(c)
........................................................................... (1,658,774,552) (617,728)
Borrowed bonds ................................................................................... 42,464,116 —
Forward foreign currency exchange contracts ................................................................ 128,302,478 361,389
Foreign currency translations ........................................................................... (3,129,076) (174,583)
Futures contracts ................................................................................... 69,476,415 51,663
Options written .................................................................................... (14,284,235) —
Swaps   ......................................................................................... 113,393,196 36,375
Unfunded floating rate loan interests ...................................................................... 129,649 —
Unfunded SPAC PIPE commitments ...................................................................... 1,225,849 —
(1,367,214,919) (342,884)
Net realized and unrealized loss .............................................................................
(565,470,764) (9,268,500)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 354,205,627 $ (6,181,814)
(a)
  Consolidated Statement of Operations.
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (4,779,521) $ (6,360)
(c)
Net of reduction / increase in deferred foreign capital gain tax of ..................................................... $ 2,064,264 $ (5,418)

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Strategic Income Opportunities
Portfolio
BlackRock Sustainable Emerging Markets
Flexible Bond Fund
Year Ended December 31, Year Ended December 31,
2021
(a)
2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 919,676,391 $ 850,331,778 $ 3,086,686 $ 4,566,012
Net realized gain (loss) .................................................... 801,744,155 603,583,423 (8,925,616) 10,974,393
Net change in unrealized appreciation (depreciation) ................................ (1,367,214,919) 690,210,622 (342,884) (2,315,038)
Net increase (decrease) in net assets resulting from operations ...........................
354,205,627 2,144,125,823 (6,181,814) 13,225,367
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (955,841,565) (689,864,436) (203,341) (672,848)
  Investor A ............................................................ (42,422,540) (40,079,946) (79,888) (265,329)
  Investor C ............................................................ (4,526,015) (6,624,244) (4,726) (32,015)
  Class K .............................................................. (299,016,831) (254,661,795) (465,692) (2,838,739)
Return of capital: – – – –
  Institutional ........................................................... — — (466,286) —
  Investor A ............................................................ — — (183,194) —
  Investor C ............................................................ — — (10,836) —
  Class K .............................................................. — — (1,067,887) —
Decrease in net assets resulting from distributions to shareholders .........................
(1,301,806,951) (991,230,421) (2,481,850) (3,808,931)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
10,609,974,868 273,107,123 (47,466,715) (32,675,979)
NET ASSETS
Total increase (decrease) in net assets ........................................... 9,662,373,544 1,426,002,525 (56,130,379) (23,259,543)
Beginning of year ..........................................................
35,444,161,299 34,018,158,774 87,625,900 110,885,443
End of year ..............................................................
$ 45,106,534,843 $ 35,444,161,299 $ 31,495,521 $ 87,625,900
(a)
Consolidated Statement of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
d
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
1
BlackRock Strategic Income Opportunities Portfolio
Institutional
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of year ..............................
$ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83
Net investment income
(b)
.....................................
0.23 0.26 0.34 0.33 0.35
Net realized and unrealized gain (loss) ............................
(0.13) 0.44 0.38 (0.37) 0.12
Net increase (decrease) from investment operations ....................
0.10 0.70 0.72 (0.04) 0.47
Distributions
(c)
– – – – –
From net investment income ..................................
(0.22) (0.30) (0.35) (0.32) (0.31)
From net realized gain .......................................
(0.10) — — — —
Return of capital ...........................................
— — (0.00) (0.00)
(d)
(0.03)
Total distributions ...........................................
(0.32) (0.30) (0.35) (0.32) (0.34)
Net asset value, end of year ...................................
$ 10.15 $ 10.37 $ 9.97 $ 9.60 $ 9.96
Total Return
(e)
0.96% 7.21% 7.62% (0.46)% —
Based on net asset value ......................................
0.96% 7.21% 7.62%
(f)
(0.46)%
(f)
4.88%
Ratios to Average Net Assets
(g)
Total expenses
(h)
............................................
0.68% 0.73% 0.74% 1.09% 0.90%
Total expenses after fees waived and/or reimbursed ....................
0.68% 0.72% 0.74% 1.09% 0.89%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.61% 0.60% 0.61% 0.62% 0.61%
Net investment income .......................................
2.23% 2.62% 3.49% 3.40% 3.49%
Supplemental Data
Net assets, end of year (000) ....................................
$ 33,577,122 $ 25,026,882 $ 23,223,183 $ 23,621,298 $ 23,089,643
Portfolio turnover rate
( i )
........................................
1,155% 1,515% 1,805% 2,337% 1,576%
Year Ended December 31,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A N/A N/A 0.90%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor A
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of year ..............................
$ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83
Net investment income
(b)
.....................................
0.20 0.23 0.31 0.29 0.31
Net realized and unrealized gain (loss) ............................
(0.13) 0.44 0.38 (0.36) 0.14
Net increase (decrease) from investment operations ....................
0.07 0.67 0.69 (0.07) 0.45
Distributions
(c)
– – – – –
From net investment income ..................................
(0.19) (0.27) (0.32) (0.29) (0.29)
From net realized gain .......................................
(0.10) — — — —
Return of capital ...........................................
— — (0.00) (0.00)
(d)
(0.03)
Total distributions ...........................................
(0.29) (0.27) (0.32) (0.29) (0.32)
Net asset value, end of year ...................................
$ 10.15 $ 10.37 $ 9.97 $ 9.60 $ 9.96
Total Return
(e)
0.67% 6.90% 7.31% (0.74)% —
Based on net asset value ......................................
0.67% 6.90% 7.31%
(f)
(0.74)%
(f)
4.59%
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.97% 1.02% 1.05% 1.39% 1.22%
Total expenses after fees waived and/or reimbursed ....................
0.97% 1.01% 1.03% 1.38% 1.16%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.90% 0.89% 0.90% 0.91% 0.90%
Net investment income .......................................
1.96% 2.34% 3.20% 3.00% 3.09%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,387,829 $ 1,583,745 $ 1,501,890 $ 2,023,700 $ 2,234,189
Portfolio turnover rate
(h)
.......................................
1,155% 1,515% 1,805% 2,337% 1,576%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor C
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of year ..............................
$ 10.36 $ 9.96 $ 9.59 $ 9.95 $ 9.82
Net investment income
(b)
.....................................
0.13 0.16 0.24 0.24 0.24
Net realized and unrealized gain (loss) ............................
(0.13) 0.44 0.38 (0.38) 0.13
Net increase (decrease) from investment operations ....................
0.00 0.60 0.62 (0.14) 0.37
Distributions
(c)
– – – – –
From net investment income ..................................
(0.12) (0.20) (0.25) (0.22) (0.21)
From net realized gain .......................................
(0.10) — — — —
Return of capital ...........................................
— — (0.00) (0.00)
(d)
(0.03)
Total distributions ...........................................
(0.22) (0.20) (0.25) (0.22) (0.24)
Net asset value, end of year ...................................
$ 10.14 $ 10.36 $ 9.96 $ 9.59 $ 9.95
Total Return
(e)
(0.04)% 6.14% 6.54% (1.47)% —
Based on net asset value ......................................
(0.04)% 6.14% 6.54%
(f)
(1.47)%
(f)
3.81%
Ratios to Average Net Assets
(g)
Total expenses
(h)
............................................
1.68% 1.75% 1.77% 2.11% 1.93%
Total expenses after fees waived and/or reimbursed ....................
1.67% 1.74% 1.76% 2.11% 1.91%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
1.61% 1.62% 1.63% 1.64% 1.65%
Net investment income .......................................
1.25% 1.59% 2.48% 2.41% 2.41%
Supplemental Data
Net assets, end of year (000) ....................................
$ 200,734 $ 247,844 $ 434,348 $ 514,268 $ 655,874
Portfolio turnover rate
( i )
........................................
1,155% 1,515% 1,805% 2,337% 1,576%
Year Ended December 31,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A 1.77% 2.11% 1.92%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Class K
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of year ..............................
$ 10.38 $ 9.98 $ 9.60 $ 9.97 $ 9.84
Net investment income
(b)
.....................................
0.24 0.27 0.35 0.34 0.36
Net realized and unrealized gain (loss) ............................
(0.13) 0.44 0.39 (0.39) 0.12
Net increase (decrease) from investment operations ....................
0.11 0.71 0.74 (0.05) 0.48
Distributions
(c)
– – – – –
From net investment income ..................................
(0.23) (0.31) (0.36) (0.32) (0.32)
From net realized gain .......................................
(0.10) — — — —
Return of capital ...........................................
— — (0.00) (0.00)
(d)
(0.03)
Total distributions ...........................................
(0.33) (0.31) (0.36) (0.32) (0.35)
Net asset value, end of year ...................................
$ 10.16 $ 10.38 $ 9.98 $ 9.60 $ 9.97
Total Return
(e)
1.05% 7.29% 7.82% (0.47)% —
Based on net asset value ......................................
1.05% 7.29% 7.82%
(f)
(0.47)%
(f)
4.97%
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.59% 0.65% 0.66% 1.01% 0.82%
Total expenses after fees waived and/or reimbursed ....................
0.59% 0.63% 0.65% 1.00% 0.81%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.52% 0.52% 0.52% 0.53% 0.53%
Net investment income .......................................
2.33% 2.71% 3.57% 3.47% 3.58%
Supplemental Data
Net assets, end of year (000) ....................................
$ 9,940,850 $ 8,585,689 $ 8,858,737 $ 7,830,270 $ 5,748,169
Portfolio turnover rate
(h)
.......................................
1,155% 1,515% 1,805% 2,337% 1,576%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
uTs.
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Institutional
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 8.93 $ 8.04 $ 8.03 $ 9.45 $ 9.51
Net investment income
(a)
.....................................
0.40 0.41 0.45 0.52 0.63
Net realized and unrealized gain (loss) ............................
(1.24) 0.81 0.06 (1.52) (0.10)
Net increase (decrease) from investment operations ....................
(0.84) 1.22 0.51 (1.00) 0.53
Distributions
(b)
– – – – –
From net investment income ..................................
(0.11) (0.33) (0.50) (0.00)
(c)
(0.59)
Return of capital ...........................................
(0.23) — — (0.42) —
Total distributions ...........................................
(0.34) (0.33) (0.50) (0.42) (0.59)
Net asset value, end of year ...................................
$ 7.75 $ 8.93 $ 8.04 $ 8.03 $ 9.45
Total Return
(d)
(9.59)% 15.51% 6.45% (10.84)% 5.66%
Based on net asset value ......................................
(9.59)% 15.51% 6.45% (10.84)% 5.66%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
1.39% 1.16% 1.13% 1.13% 1.13%
Total expenses after fees waived and/or reimbursed ....................
0.70% 0.68% 0.68% 0.71% 0.78%
Net investment income .......................................
4.76% 4.93% 5.45% 5.89% 6.68%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,933 $ 19,153 $ 17,515 $ 26,314 $ 43,693
Portfolio turnover rate ........................................
186% 324% 118% 165% 187%
Year Ended December 31,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A N/A N/A 1.13%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.82% and 0.93%, respectively.
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor A
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 8.91 $ 8.02 $ 8.02 $ 9.43 $ 9.50
Net investment income
(a)
.....................................
0.39 0.38 0.44 0.49 0.61
Net realized and unrealized gain (loss) ............................
(1.24) 0.82 0.04 (1.51) (0.12)
Net increase (decrease) from investment operations ....................
(0.85) 1.20 0.48 (1.02) 0.49
Distributions
(b)
– – – – –
From net investment income ..................................
(0.09) (0.31) (0.48) (0.00)
(c)
(0.56)
Return of capital ...........................................
(0.22) — — (0.39) —
Total distributions ...........................................
(0.31) (0.31) (0.48) (0.39) (0.56)
Net asset value, end of year ...................................
$ 7.75 $ 8.91 $ 8.02 $ 8.02 $ 9.43
Total Return
(d)
(9.62)% 15.25% 6.05% (10.99)% 5.29%
Based on net asset value ......................................
(9.62)% 15.25% 6.05% (10.99)% 5.29%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
1.85%
(g)
1.53% 1.46% 1.46% 1.45%
Total expenses after fees waived and/or reimbursed ....................
0.96%
(g)
0.93% 0.93% 0.96% 1.03%
Net investment income .......................................
4.64% 4.55% 5.31% 5.64% 6.48%
Supplemental Data
Net assets, end of year (000) ....................................
$ 6,017 $ 7,710 $ 7,784 $ 8,102 $ 14,756
Portfolio turnover rate ........................................
186% 324% 118% 165% 187%
Year Ended December 31,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A N/A N/A 1.45%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor C
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 8.91 $ 8.03 $ 8.02 $ 9.44 $ 9.50
Net investment income
(a)
.....................................
0.32 0.31 0.37 0.43 0.54
Net realized and unrealized gain (loss) ............................
(1.23) 0.82 0.06 (1.52) (0.11)
Net increase (decrease) from investment operations ....................
(0.91) 1.13 0.43 (1.09) 0.43
Distributions
(b)
– – – – –
From net investment income ..................................
(0.08) (0.25) (0.42) (0.00)
(c)
(0.49)
Return of capital ...........................................
(0.17) — — (0.33) —
Total distributions ...........................................
(0.25) (0.25) (0.42) (0.33) (0.49)
Net asset value, end of year ...................................
$ 7.75 $ 8.91 $ 8.03 $ 8.02 $ 9.44
Total Return
(d)
(10.30)% 14.25% 5.39% (11.74)% 4.62%
Based on net asset value ......................................
(10.30)% 14.25% 5.39% (11.74)% 4.62%
Ratios to Average Net Assets
(e)
Total expenses .............................................
2.74%
(f)
2.34% 2.32% 2.30%
(g)
2.30%
(g)
Total expenses after fees waived and/or reimbursed ....................
1.70%
(f)
1.68% 1.68% 1.71% 1.78%
Net investment income .......................................
3.83% 3.76% 4.46% 4.85% 5.74%
Supplemental Data
Net assets, end of year (000) ....................................
$ 345 $ 672 $ 1,547 $ 2,411 $ 3,823
Portfolio turnover rate ........................................
186% 324% 118% 165% 187%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.72% and 1.68%, respectively.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Class K
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 8.92 $ 8.03 $ 8.03 $ 9.44 $ 9.51
Net investment income
(a)
.....................................
0.40 0.39 0.47 0.51 0.64
Net realized and unrealized gain (loss) ............................
(1.23) 0.83 0.04 (1.50) (0.12)
Net increase (decrease) from investment operations ....................
(0.83) 1.22 0.51 (0.99) 0.52
Distributions
(b)
– – – – –
From net investment income ..................................
(0.12) (0.33) (0.51) (0.00)
(c)
(0.59)
Return of capital ...........................................
(0.22) — — (0.42) —
Total distributions ...........................................
(0.34) (0.33) (0.51) (0.42) (0.59)
Net asset value, end of year ...................................
$ 7.75 $ 8.92 $ 8.03 $ 8.03 $ 9.44
Total Return
(d)
(9.45)% 15.58% 6.37% (10.70)% 5.60%
Based on net asset value ......................................
(9.45)% 15.58% 6.37% (10.70)% 5.60%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.30% 1.08% 1.04% 1.08%
(f)
1.03%
Total expenses after fees waived and/or reimbursed ....................
0.64% 0.63% 0.63% 0.66% 0.73%
Net investment income .......................................
4.74% 4.72% 5.67% 5.91% 6.70%
Supplemental Data
Net assets, end of year (000) ....................................
$ 19,200 $ 60,091 $ 84,039 $ 64,736 $ 75,012
Portfolio turnover rate ........................................
186% 324% 118% 165% 187%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor
A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On June 9, 2021, the Board of Trustees of the Trust (the "Board") approved a change in the name of the Fund from BlackRock Emerging Markets Flexible Dynamic Bond
Portfolio to BlackRock Sustainable Emerging Markets Flexible Bond Fund. The Board also approved certain changes to the Fund's investment objective, investment strategies and investment process. In addition, the investment adviser has changed the benchmark indices against which the Fund compares its performance. These changes became effective on November 1, 2021.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Income Opportunities include the account of BlackRock Cayman Strategic Income
Opportunities Portfolio II, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic
Income Opportunities may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $52,100,057, which is 0.1% of Strategic
Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities, except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortize d.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
BlackRock Sustainable Emerging Markets Flexible Bond Fund .......................... Sustainable Emerging Markets Flexible Bond Non-diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities”
for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Sustainable Emerging Markets Flexible Bond has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Sustainable Emerging Markets Flexible Bond may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund's net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of

Notes to Financial Statements
(continued)

Notes to Financial Statements
an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities (the “Mortgage Assets”). Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests m ay involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender,

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded floating rate loan interests:
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC's initial public offering. The Funds may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-to-
market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end,
Strategic Income Opportunities had the following unfunded SPAC PIPE commitments:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... $ 682,875 $ 682,875 $ 681,168 $ (1,707)
Strategic Income
Opportunities Houston Center, Term Loan .......................... 4,927,774 4,927,774 4,935,166 7,392
Strategic Income
Opportunities Intelsat Jackson Holdings SA, Term Loan ................. 1,963,233 1,937,515 1,960,171 22,656
Strategic Income
Opportunities Invictus Media SLU, Facility Term Loan B1 ................ 134 153 148 (5)
Strategic Income
Opportunities OD Intermediate SUBI Holdco II LLC, Term Loan ........... 56,031,779 54,139,740 54,238,762 99,022
Strategic Income
Opportunities Park Avenue Tower, Term Loan ....................... 1,335,692 1,335,692 1,334,623 (1,069)
Strategic Income
Opportunities Polystorm Bidco AB, Facility Term Loan B2 ............... 272,165 315,262 310,027 (5,235)
Strategic Income
Opportunities Revolving Credit Facility, Term Loan .................... 11,448,550 11,448,550 11,448,550 –
Strategic Income
Opportunities Sheraton Austin, Term Loan .......................... 6,761,598 6,761,598 6,761,598 –
Strategic Income
Opportunities The Vinoy St. Petersburg, Term Loan ................... 3,531,552 3,513,894 3,513,894 –
Fund Name Investment Name
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income Opportunities Sonder Holdings, Inc. .............................. $ 10,797,391 $ 12,023,240 $ 1,225,849
Strategic Income Opportunities Symbotic, Inc. ................................... 6,000,000 6,000,000 –

Notes to Financial Statements
(continued)

Notes to Financial Statements
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2021, Strategic Income Opportunities had outstanding commitments to purchase delayed draw notes from Sonder Holdings, Inc. in the amount of $33,216,000. These commitments are not included in the net assets of Strategic Income Opportunities as of December 31, 2021 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2021, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for Strategic Income
Opportunities were $ 3,113,241 and (1.17)%, re spectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of period end, the following table is a summary of Strategic Income Opportunities' open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $1,566,490 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued Interest
(b)
Exposure
Due (to)/from
Counterparty
before
Collateral
Non-Cash
Collateral
Received
Cash
Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued
Interest
Cash
Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc ........ $ 46,772,730 $ (47,107,693) $ (334,963) $ — $ — $ — $ — $ — $ (334,963)
BNP Paribas SA ......... 28,990,258 (29,028,628) (38,370) — — — — — (38,370)
Citigroup Global Markets Ltd. . 11,616,361 (11,502,616) 113,745 — — — — — 113,745
Citigroup Global Markets, Inc. 3,932,781 (4,059,298) (126,517) — — — — — (126,517)
Deutsche Bank AG ........ 10,251,390 (9,543,653) 707,737 — (707,737) — — (707,737) —
Goldman Sachs International . 50,117,741 (47,160,502) 2,957,239 — (2,957,239) — — (2,957,239) —
J.P. Morgan Securities plc ... 42,352,593 (42,190,017) 162,576 — (162,576) — — (162,576) —
RBC Capital Markets LLC ... 8,551,180 (8,493,190) 57,990 — — — — — 57,990
RBC Europe Ltd. ......... 3,726,981 (3,721,423) 5,558 — — — — — 5,558
$ 206,312,015 $ (202,807,020) $ 3,504,995 $ — $ (3,827,552) $ — $ — $ (3,827,552) $ (322,557)

Notes to Financial Statements
(continued)

Notes to Financial Statements
may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk) or bitcoin (commodity risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the
As of period end, the following table is a summary of Strategic Income Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
BNP Paribas SA ............................. $ 208,246 $ (208,246) $ — $ —
BofA Securities, Inc. ........................... 97,109,171 (97,109,171) — —
Citigroup Global Markets, Inc. .................... 1,728,666 (1,728,666) — —
Credit Suisse Securities (USA) LLC ................ 4,724,248 (4,724,248) — —
Goldman Sachs & Co. LLC ...................... 24,711,559 (24,711,559) — —
J . P . Morgan Securities LLC ...................... 3,621,363 (3,621,363) — —
Morgan Stanley .............................. 19,916,534 (19,916,534) — —
Toronto Dominion Bank ........................ 2,738,944 (2,716,711) — 22,233
$ 154,758,731 $ (154,736,498) $ — $ 22,233
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options — The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA
Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain
OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities’ direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
For such services, Sustainable Emerging Markets Flexible Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Sustainable Emerging Markets Flexible Bond’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, Strategic Income Opportunities pays the Manager based on the Funds' net assets, which includes the assets of the Subsidiary.
With respect to each Fund, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to
Strategic Income Opportunities, the Manager has also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited ("BSL"), which is also an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 b illion - $2 b illion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Strategic Income Opportunities ....................................................................... $ 3,897,806 $ 2,237,732 $ 6,135,538
Sustainable Emerging Markets Flexible Bond .............................................................. 17,400 5,253 22,653

Notes to Financial Statements
(continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2021, Strategic Income
Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of
Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  December 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended December 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For
the year ended December 31, 202 1 , the amount waived was $ 1,498,241 for Strategic Income Opportunities.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Sustainable Emerging Markets Flexible Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The Manager has
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 6,010,994 $ 311,799 $ 44,751 $ 1,849,639 $ 8,217,183
Sustainable Emerging Markets Flexible Bond ............................................. 3,450 1,392 105 8,116 13,063
Fund Name Institutional
Strategic Income Opportunities ................................................................................................ $ 1,602,062
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ................................................. $ 36,772 $ 2,345 $ 3,106 $ 11,384 $ 53,607
Sustainable Emerging Markets Flexible Bond ........................................ — 191 34 146 371
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 26,709,747 $ 2,024,372 $ 197,257 $ 50,412 $ 28,981,788
Sustainable Emerging Markets Flexible Bond ............................................. 8,954 13,636 1,914 145 24,649
Fund Name
Strategic Income Opportunities ............................................................................................... $ 54,433
Sustainable Emerging Markets Flexible Bond ...................................................................................... 606
Fund Name Investor A Investor C
Strategic Income Opportunities .................................................................................... $ 44,755 $ 18,070
Sustainable Emerging Markets Flexible Bond ........................................................................... 108 2

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the year ended December 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2021, the amounts included in the
Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2021, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement (i) Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the total of securities lending income plus the collateral investment expenses; and (ii) if Sustainable Emerging
Markets Flexible Bond were to engage in securities lending, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in
Fund Name
Strategic Income Opportunities ................................................................................................... $ 1,330,029
Fund Name Institutional Investor A Investor C Class K
Strategic Income Opportunities ............................................................ 0.65% 0.90% 1.65% N/A
Sustainable Emerging Markets Flexible Bond ................................................... 0.68 0.93 1.68 0.63%
Fund Name
Fees Waived and/
or Reimbursed by the
Manager
Fees Waived and/
or Reimbursed by the
Administrator
Sustainable Emerging Markets Flexible Bond ............................................................. $ 420,375 $ 8,456
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed - Class
Specific
Strategic Income Opportunities
Investor A ..................................................................................... $ 1,327 $ —
Sustainable Emerging Markets Flexible Bond
Institutional .................................................................................... 3,195 571
Investor A ..................................................................................... 1,381 9,98 8
Investor C ..................................................................................... 105 1,644
Class K ...................................................................................... 8,025 144
$ 12,706 $ 12,34 7

Notes to Financial Statements
(continued)

Notes to Financial Statements
an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Statements of Operations.
For the year ended December 31, 2021, the Fund paid BIM $393,169 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the "Order") from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULEABOVE
For the year ended December 31, 2021, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Purchases  Sales
Net Realized
Gain (Loss)
Strategic Income Opportunities ......................................................... $ 75,816,579 $ 71,149,228 $ 264,339
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Strategic Income Opportunities ............................................ $ 42,178,112,186 $ 32,780,908,517 $ 434,911,918,000 $ 428,285,876,640
Sustainable Emerging Markets Flexible Bond ................................... — — 105,839,506 151,286,675
Fund Name Purchases Sales
Strategic Income Opportunities ............................................................................ $ 159,810,029,562 $ 159,896,185,054

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating losses and income (loss) from a wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2021, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Strategic Income Opportunities ................................................................. $ (9,753,882) $ 9,753,882
Sustainable Emerging Markets Flexible Bond ........................................................ (1,081,374) 1,081,374
—
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
Strategic Income Opportunities
Ordinary income ........................................................................................... $ 1,155,233,446 $ 991,230,421
Long-term capital gains ...................................................................................... 146,573,505 —
$ 1,301,806,951 $ 991,230,421
Sustainable Emerging Markets Flexible Bond
Ordinary income ........................................................................................... $ 753,647 $ 3,808,931
Return of capital ........................................................................................... 1,728,203 —
$ 2,481,850 $ 3,808,931
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
Strategic Income Opportunities ....................................
$ 178,879,644 $ — $ (322,669,447) $ (123,805,12 8) $ (267,594,931)
Sustainable Emerging Markets Flexible Bond ...........................
— (17,512,733) (1,987,309) (376,233) (19,876,275)
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, amortization methods for premiums and discounts on fixed income securities, the timing and recognition of partnership income, the accounting for swap agreements, the classification of investments and the accrual of income on securities in default.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Strategic Income Opportunities ........................................ $ 49,829,251,474 $ 1,513,636,707 $ (1,687,928,291) $ (174,291,584)
Sustainable Emerging Markets Flexible Bond .............................. 31,485,558 1,765,319 (3,655,640) (1,890,321)

Notes to Financial Statements
(continued)

Notes to Financial Statements
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
Strategic Income Opportunities
Institutional
Shares sold .............................................
1,472,981,152 $ 15,240,643,490 936,163,252 $ 9,302,247,982
Shares issued in reinvestment of distributions ........................
83,787,648 860,340,533 60,928,018 608,907,401
Shares redeemed .........................................
(662,629,836) (6,845,574,262) (912,393,620) (8,918,670,875)
894,138,964 $ 9,255,409,761 84,697,650 $ 992,484,508
Investor A
Shares sold and automatic conversion of shares .......................
46,076,725 $ 476,723,455 53,412,995 $ 532,747,113
Shares issued in reinvestment of distributions ........................
3,883,752 39,912,473 3,820,721 38,180,960
Shares redeemed .........................................
(65,968,721) (682,955,480) (55,104,391) (539,116,326)
(16,008,244) $ (166,319,552) 2,129,325 $ 31,811,747
Investor C
Shares sold .............................................
3,870,343 $ 40,007,465 3,431,090 $ 34,116,890
Shares issued in reinvestment of distributions ........................
429,917 4,406,103 619,003 6,159,812
Shares redeemed and automatic conversion of shares ...................
(8,432,541) (87,132,547) (23,727,509) (236,630,417)
(4,132,281) $ (42,718,979) (19,677,416) $ (196,353,715)
Class K
Shares sold .............................................
328,330,819 $ 3,400,781,505 192,256,781 $ 1,925,033,294
Shares issued in reinvestment of distributions ........................
27,608,311 283,874,039 24,885,365 248,740,516
Shares redeemed .........................................
(204,766,329) (2,121,051,906) (277,458,840) (2,728,609,227)
151,172,801 $ 1,563,603,638 (60,316,694) $ (554,835,417)
1,025,171,240 $ 10,609,974,868 6,832,865 $ 273,107,123

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of December 31, 2021, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 1,234,225 Class K Shares of Sustainable Emerging Markets Flexible Bond.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Emerging Markets Flexible Bond
Institutional
Shares sold .............................................
674,790 $ 5,830,229 1,216,879 $ 10,190,638
Shares issued in reinvestment of distributions ........................
56,923 473,872 72,782 609,985
Shares redeemed .........................................
(2,111,192) (17,402,428) (1,323,578) (10,669,424)
(1,379,479) $ (11,098,327) (33,917) $ 131,199
Investor A
Shares sold and automatic conversion of shares .......................
148,269 $ 1,250,381 238,529 $ 2,037,667
Shares issued in reinvestment of distributions ........................
29,223 239,763 29,150 243,658
Shares redeemed .........................................
(265,783) (2,204,155) (372,913) (3,037,966)
(88,291) $ (714,011) (105,234) $ (756,641)
Investor C
Shares sold .............................................
2,338 $ 19,761 9,258 $ 77,199
Shares issued in reinvestment of distributions ........................
1,652 13,611 3,327 27,517
Shares redeemed and automatic conversion of shares ...................
(34,825) (288,337) (129,962) (1,098,415)
(30,835) $ (254,965) (117,377) $ (993,699)
Class K
Shares sold .............................................
158,728 $ 1,293,515 2,824,205 $ 25,037,466
Shares issued in reinvestment of distributions ........................
118,412 984,559 139,487 1,143,884
Shares redeemed .........................................
(4,539,433) (37,677,486) (6,690,296) (57,238,188)
(4,262,293) $ (35,399,412) (3,726,604) $ (31,056,838)
(5,760,898) $ (47,466,715) (3,983,132) $ (32,675,979)

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Strategic Income Opportunities Portfolio and BlackRock Sustainable Emerging Markets Flexible Bond Fund and the Board of Trustees of
BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Strategic Income Opportunities Portfolio and BlackRock Sustainable Emerging Markets
Flexible Bond Fund (formerly, BlackRock Emerging Markets Flexible Dynamic Bond Portfolio) of BlackRock Funds V (the “Funds”), including the schedules of investments, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. The presented financial statements and financial highlights for
BlackRock Strategic Income Opportunities Portfolio were consolidated as of and for the year ended December 31, 2021 and for each of the two years in the period ended
December 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December
31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate of not greater than 20%, for the fiscal year ended December 31, 2021:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2021 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2021:
Fund Name Qualified Dividend Income
BlackRock Strategic Income Opportunities Portfolio ............................................................................ $ 84,701,808
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Strategic Income Opportunities Portfolio ............................................................................ $ 146 , 573 , 505
Fund Name
Foreign Source Income
Earned
BlackRock Sustainable Emerging Markets Flexible Bond Fund .................................................................... $ 753 , 647
Fund Name Federal Obligation Interest
BlackRock Strategic Income Opportunities Portfolio ............................................................................ $ 98,483,698
Fund Name
Dividend-Received
Deduction
BlackRock Strategic Income Opportunities Portfolio .............................................................................. 1.69%
Fund Name Interest Dividends
BlackRock Strategic Income Opportunities Portfolio ............................................................................ $ 845,150,971
BlackRock Sustainable Emerging Markets Flexible Bond Fund .................................................................... 753 , 647
Fund Name Interest-Related Dividends
Quali fied Short-Term
Capital Gains
BlackRock Strategic Income Opportunities Portfolio ......................................................... $ 496 , 716 , 923 $ 265 , 368 , 350

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Strategic Income Opportunities Portfolio and BlackRock Sustainable Emerging Markets Flexible Bond
Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
73 RICs consisting of 102 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
73 RICs consisting of 102 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
73 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
73 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year. Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
75 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
73 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
73 RICs consisting of 102 Portfolios The Boeing Company
since 2021
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
73 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust's by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
73 RICs consisting of 102 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
75 RICs consisting of 104 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
75 RICs consisting of 104 Portfolios None
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Trustee of the Trust. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Trustee of the Trust.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Trustees of the Trust.

Additional Information
2021
BlackRock Annual Report to Shareholders

Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock Strategic Income Opportunities Portfolio, held on October 26, 2021 and adjourned to November 19, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and the issuance of Senior Securities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1k. To Approve the Amendment of the Fundamental Investment Restriction Regarding Purchasing Commodities Contracts and Investing in Oil, Gas or
Mineral Exploration or Development Programs.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
1,909,421,535 42,294,805 173,665,845
For Against Abstain
1,908,874,253 43,147,356 173,360,576
For Against Abstain
1,911,891,955 41,010,127 172,480,102
For Against Abstain
1,909,300,670 42,274,251 173,807,264
For Against Abstain
1,908,352,398 42,012,117 175,017,670
For Against Abstain
1,907,712,029 43,060,216 174,609,939
For Against Abstain
1,903,789,936 47,419,621 174,172,628
For Against Abstain
1,931,923,182 57,536,127 135,922,875

Additional Information
(continued)

Additional Information
Proposal 1l. To Approve the Amendment of the Fundamental Investment Restriction Regarding Acquiring Other Investment Companies.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1m. To Approve the Amendment of the Fundamental Investment Restriction Regarding Writing and Selling Options, Straddles and Spreads.
With respect to this Proposal, the shares of the Fund were voted as follows:
At a Joint Special Meeting of Shareholders of BlackRock Sustainable Emerging Markets Flexible Bond Fund (fka Emerging Markets Flexible Dynamic Bond Portfolio), held on October 26, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and the issuance of Senior Securities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
1,906,308,187 45,903,465 173,170,533
For Against Abstain
1,899,974,473 50,276,091 175,131,621
For Against Abstain
3,693,461 22,108 24,361
For Against Abstain
3,690,614 23,155 26,160
For Against Abstain
3,693,918 21,876 24,136
For Against Abstain
3,690,614 23,155 26,160
For Against Abstain
3,693,497 21,876 24,557
For Against Abstain
3,693,616 22,178 24,136

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1k. To Approve the Amendment of the Fundamental Investment Restriction Regarding Purchasing Commodities Contracts and Investing in Oil, Gas or
Mineral Exploration or Development Programs.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1l. To Approve the Amendment of the Fundamental Investment Restriction Regarding Acquiring Other Investment Companies.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1m. To Approve the Amendment of the Fundamental Investment Restriction Regarding Writing and Selling Options, Straddles and Spreads.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1n. To Approve the Amendment of the Fundamental Investment Restriction Regarding Purchase of Securities on Margin and Short Sales.
With respect to this Proposal, the shares of the Fund were voted as follows:
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
For Against Abstain
3,681,148 32,621 26,160
For Against Abstain
3,677,957 33,414 28,559
For Against Abstain
3,689,359 24,832 25,739
For Against Abstain
3,680,574 32,878 26,478
For Against Abstain
3,678,112 36,267 25,551

Additional Information
(continued)

Additional Information
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Brown Brothers Harriman & Co.
(b)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Strategic Income Opportunities Portfolio.
(b)
For BlackRock Sustainable Emerging Markets Flexible Bond Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFI Day China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
FDR Fiduciary Depositary Receipt
GO General Obligation Bonds
KLIBOR Kuala Lumpur Interbank Offered Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
THBFIX Thai Baht Interest Rate Fixing
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMDSIP-12/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Emerging Markets Flexible Bond Fund (Formerly BlackRock Emerging Markets Flexible Dynamic Bond Portfolio)	$40,703	$41,922	$210	$0	$18,800	$18,200	$0	$0
BlackRock Strategic Income Opportunities Portfolio	$115,342	$118,830	$210	$0	$31,800	$31,200	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Emerging Markets Flexible Bond Fund (Formerly BlackRock Emerging Markets Flexible Dynamic Bond Portfolio)	$19,010	$18,200
BlackRock Strategic Income Opportunities Portfolio	$32,010	$31,200

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 24, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: February 24, 2022